BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 1.0%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$533,000	$522,454
Summer BC Bidco B LLC(1)	5.50	10/31/26	93,000	91,464
				613,918
AEROSPACE/DEFENSE – 8.4%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	115,000	117,642
Bombardier, Inc.(1)	6.00	02/15/28	155,000	154,717
Bombardier, Inc.(1)	7.00	06/01/32	150,000	153,557
Bombardier, Inc.(1)	7.25	07/01/31	150,000	154,607
Bombardier, Inc.(1)	7.45	05/01/34	109,000	116,902
Bombardier, Inc.(1)	7.50	02/01/29	150,000	156,729
Bombardier, Inc.(1)	7.88	04/15/27	206,000	206,441
Bombardier, Inc.(1)	8.75	11/15/30	165,000	179,015
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	95,000	94,945
Moog, Inc.(1)	4.25	12/15/27	104,000	99,648
Spirit AeroSystems, Inc.	3.85	06/15/26	65,000	62,446
Spirit AeroSystems, Inc.	4.60	06/15/28	145,000	137,517
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	176,000	190,705
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	250,000	278,936
TransDigm, Inc.	4.63	01/15/29	249,000	235,714
TransDigm, Inc.	4.88	05/01/29	155,000	147,654
TransDigm, Inc.	5.50	11/15/27	547,000	540,544
TransDigm, Inc.(1)	6.38	03/01/29	570,000	581,315
TransDigm, Inc.(1)	6.63	03/01/32	455,000	465,955
TransDigm, Inc.(1)	6.75	08/15/28	435,000	443,905
TransDigm, Inc.(1)	6.88	12/15/30	295,000	303,582
TransDigm, Inc.(1)	7.13	12/01/31	200,000	207,827
Triumph Group, Inc.(1)	9.00	03/15/28	190,000	200,363
				5,230,666
AIRLINES – 5.1%
Air Canada(1)	3.88	08/15/26	247,000	237,774
Allegiant Travel Co.(1)	7.25	08/15/27	115,000	107,353
American Airlines, Inc.(1)	7.25	02/15/28	160,000	159,988
American Airlines, Inc.(1)	8.50	05/15/29	210,000	216,329
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	415,917	413,494
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	615,000	601,571
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	11.00	04/15/29	204,600	195,298
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	113,000	71,515
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	115,000	72,781
United Airlines, Inc.(1)	4.38	04/15/26	418,000	407,841
United Airlines, Inc.(1)	4.63	04/15/29	399,000	377,392
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	210,000	167,490
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	105,000	95,143
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	105,000	94,071
				3,218,040

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.6%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	$125,000	$131,548
PM General Purchaser LLC(1)	9.50	10/01/28	129,000	132,545
Wabash National Corp.(1)	4.50	10/15/28	85,000	77,279
				341,372
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	134,000	117,570
Titan International, Inc.	7.00	04/30/28	85,000	82,629
				200,199
BUILDING MATERIALS – 7.6%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	105,000	111,767
Boise Cascade Co.(1)	4.88	07/01/30	85,000	80,065
Builders FirstSource, Inc.(1)	4.25	02/01/32	268,000	239,716
Builders FirstSource, Inc.(1)	5.00	03/01/30	112,000	107,256
Builders FirstSource, Inc.(1)	6.38	06/15/32	146,000	148,221
Builders FirstSource, Inc.(1)	6.38	03/01/34	210,000	212,066
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	140,000	139,337
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	67,000	55,271
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	98,000	83,980
Eco Material Technologies, Inc.(1)	7.88	01/31/27	129,000	131,370
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	570,000	581,413
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	100,000	102,047
Griffon Corp.	5.75	03/01/28	191,000	187,170
James Hardie International Finance DAC(1)	5.00	01/15/28	85,000	82,035
JELD-WEN, Inc.(1)	4.88	12/15/27	85,000	81,014
Knife River Corp.(1)	7.75	05/01/31	80,000	84,017
Louisiana-Pacific Corp.(1)	3.63	03/15/29	77,000	71,334
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	135,000	137,055
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	108,000	101,152
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	122,000	117,267
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	120,000	112,442
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	227,000	225,107
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	225,000	242,643
Standard Industries, Inc./NJ(1)	3.38	01/15/31	217,000	185,866
Standard Industries, Inc./NJ(1)	4.38	07/15/30	340,000	309,986
Standard Industries, Inc./NJ(1)	4.75	01/15/28	208,000	199,493
Standard Industries, Inc./NJ(1)	5.00	02/15/27	175,000	171,368
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	137,000	134,078
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	65,000	65,150
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	165,000	172,172
Wilsonart LLC(1)	11.00	08/15/32	100,000	98,090
				4,769,948
CHEMICALS – 10.2%
Ashland, Inc.(1)	3.38	09/01/31	102,000	88,000
Ashland, Inc.	6.88	05/15/43	50,000	51,951
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	175,000	93,832
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	73,000	36,924
Avient Corp.(1)	7.13	08/01/30	150,000	154,191

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.2% (Continued)
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	$100,000	$104,999
Axalta Coating Systems LLC(1)	3.38	02/15/29	152,000	138,530
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	95,000	93,100
Chemours Co.(1)	4.63	11/15/29	130,000	113,987
Chemours Co.	5.38	05/15/27	88,000	84,628
Chemours Co.(1)	5.75	11/15/28	170,000	159,216
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	115,000	111,193
Element Solutions, Inc.(1)	3.88	09/01/28	165,000	153,024
GPD Cos, Inc.(1)	10.13	04/01/26	105,000	98,032
HB Fuller Co.	4.00	02/15/27	55,000	53,212
HB Fuller Co.	4.25	10/15/28	60,000	56,080
Herens Holdco Sarl(1)	4.75	05/15/28	80,000	69,520
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	98,000	98,421
INEOS Finance PLC(1)	6.75	05/15/28	80,000	80,411
INEOS Finance PLC(1)	7.50	04/15/29	155,000	157,973
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	80,000	85,851
Ingevity Corp.(1)	3.88	11/01/28	115,000	105,380
Innophos Holdings, Inc.(1)	9.38	02/15/28	60,000	52,200
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	77,000	74,071
Mativ Holdings, Inc.(1)	6.88	10/01/26	70,000	70,186
Methanex Corp.	5.13	10/15/27	130,000	126,693
Methanex Corp.	5.25	12/15/29	165,000	160,713
Methanex Corp.	5.65	12/01/44	55,000	48,148
Minerals Technologies, Inc.(1)	5.00	07/01/28	85,000	81,802
NOVA Chemicals Corp.(1)	4.25	05/15/29	136,000	123,141
NOVA Chemicals Corp.(1)	5.25	06/01/27	198,000	193,398
NOVA Chemicals Corp.(1)	8.50	11/15/28	85,000	90,319
NOVA Chemicals Corp.(1)	9.00	02/15/30	130,000	137,596
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	70,000	64,457
Olin Corp.	5.00	02/01/30	100,000	95,377
Olin Corp.	5.13	09/15/27	106,000	103,575
Olin Corp.	5.63	08/01/29	147,000	145,262
Olympus Water US Holding Corp.(1)	4.25	10/01/28	165,000	152,307
Olympus Water US Holding Corp.(1)	6.25	10/01/29	75,000	68,893
Olympus Water US Holding Corp.(1)	7.13	10/01/27	60,000	60,463
Olympus Water US Holding Corp.(1)	7.25	06/15/31	175,000	175,252
Olympus Water US Holding Corp.(1)	9.75	11/15/28	360,000	383,011
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	72,000	20,128
Rain Carbon, Inc.(1)	12.25	09/01/29	95,000	102,802
Rayonier AM Products, Inc.(1)	7.63	01/15/26	100,000	95,250
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	217,000	202,544
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	145,000	137,035
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	150,000	146,727
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	140,000	130,566
SNF Group SACA(1)	3.13	03/15/27	60,000	55,546
SNF Group SACA(1)	3.38	03/15/30	75,000	64,603
TPC Group, Inc.(1)	13.00	12/16/27	62,143	63,221
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	85,000	32,315

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.2% (Continued)
Tronox, Inc.(1)	4.63	03/15/29	$212,000	$193,333
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	155,000	138,906
WR Grace Holdings LLC(1)	4.88	06/15/27	163,000	157,844
WR Grace Holdings LLC(1)	5.63	08/15/29	238,000	218,039
WR Grace Holdings LLC(1)	7.38	03/01/31	60,000	61,668
				6,415,846
COAL – 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	75,000	78,904
SunCoke Energy, Inc.(1)	4.88	06/30/29	104,000	95,206
				174,110
COMMERCIAL SERVICES – 13.7%
ADT Security Corp.(1)	4.13	08/01/29	216,000	201,694
ADT Security Corp.(1)	4.88	07/15/32	145,000	134,961
Adtalem Global Education, Inc.(1)	5.50	03/01/28	85,000	82,696
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	123,000	121,623
Albion Financing 2 Sarl(1)	8.75	04/15/27	85,000	86,203
Allied Universal Holdco LLC(1)	7.88	02/15/31	305,000	310,514
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	195,000	170,110
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	215,000	214,979
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	175,000	161,489
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	249,000	230,057
Alta Equipment Group, Inc.(1)	9.00	06/01/29	100,000	94,852
APi Group DE, Inc.(1)	4.13	07/15/29	65,000	60,068
APi Group DE, Inc.(1)	4.75	10/15/29	64,000	60,952
APX Group, Inc.(1)	5.75	07/15/29	175,000	170,449
APX Group, Inc.(1)	6.75	02/15/27	115,000	114,963
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	130,000	119,670
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	122,000	111,761
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	75,000	72,575
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	55,000	52,953
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	100,000	99,293
Brink’s Co.(1)	4.63	10/15/27	121,000	117,408
Brink’s Co.(1)	6.50	06/15/29	100,000	101,998
Brink’s Co.(1)	6.75	06/15/32	75,000	76,511
CoreCivic, Inc.	8.25	04/15/29	100,000	105,337
Garda World Security Corp.(1)	4.63	02/15/27	130,000	125,268
Garda World Security Corp.(1)	6.00	06/01/29	95,000	88,170
Garda World Security Corp.(1)	7.75	02/15/28	80,000	82,629
Garda World Security Corp.(1)	8.25	08/01/32	125,000	125,273
Garda World Security Corp.(1)	9.50	11/01/27	120,000	120,854
GEO Group, Inc.	8.63	04/15/29	135,000	140,689
GEO Group, Inc.	10.25	04/15/31	125,000	134,095
Graham Holdings Co.(1)	5.75	06/01/26	85,000	84,599
Grand Canyon University	5.13	10/01/28	75,000	68,874
Herc Holdings, Inc.(1)	5.50	07/15/27	248,000	246,138
Herc Holdings, Inc.(1)	6.63	06/15/29	175,000	178,810
Hertz Corp.(1)	4.63	12/01/26	105,000	79,319

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 13.7% (Continued)
Hertz Corp.(1)	5.00	12/01/29	$205,000	$135,736
Hertz Corp.(1)	12.63	07/15/29	150,000	159,639
Korn Ferry(1)	4.63	12/15/27	85,000	82,298
Matthews International Corp.(1)	5.25	12/01/25	60,000	59,287
NESCO Holdings II, Inc.(1)	5.50	04/15/29	181,000	168,603
Port of Newcastle Investments Financing Pty Ltd.(1)	5.90	11/24/31	55,000	51,514
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	200,000	186,836
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	283,000	282,971
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	265,000	264,391
Signal Parent, Inc.(1)	6.13	04/01/29	65,000	44,147
Sotheby’s(1)	7.38	10/15/27	153,000	127,577
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	65,000	47,497
TriNet Group, Inc.(1)	3.50	03/01/29	103,000	93,417
TriNet Group, Inc.(1)	7.13	08/15/31	80,000	82,432
United Rentals North America, Inc.	3.75	01/15/32	134,000	118,431
United Rentals North America, Inc.	3.88	11/15/27	160,000	152,783
United Rentals North America, Inc.	3.88	02/15/31	237,000	214,360
United Rentals North America, Inc.	4.00	07/15/30	153,000	140,102
United Rentals North America, Inc.	4.88	01/15/28	335,000	327,906
United Rentals North America, Inc.	5.25	01/15/30	165,000	161,677
United Rentals North America, Inc.	5.50	05/15/27	96,000	95,731
United Rentals North America, Inc.(1)	6.13	03/15/34	235,000	236,402
Valvoline, Inc.(1)	3.63	06/15/31	102,000	89,253
VT Topco, Inc.(1)	8.50	08/15/30	105,000	111,203
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	190,000	187,171
Williams Scotsman, Inc.(1)	4.63	08/15/28	95,000	90,486
Williams Scotsman, Inc.(1)	6.63	06/15/29	100,000	101,912
Williams Scotsman, Inc.(1)	7.38	10/01/31	105,000	109,234
WW International, Inc.(1)	4.50	04/15/29	105,000	37,702
ZipRecruiter, Inc.(1)	5.00	01/15/30	115,000	100,731
				8,609,263
COMPUTERS – 0.6%
ASGN, Inc.(1)	4.63	05/15/28	114,000	109,332
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	109,000	103,392
Crane NXT Co.	4.20	03/15/48	65,000	46,176
KBR, Inc.(1)	4.75	09/30/28	50,000	47,596
Science Applications International Corp.(1)	4.88	04/01/28	75,000	72,546
				379,042
DISTRIBUTION/WHOLESALE – 2.1%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	80,000	72,474
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	148,000	139,928
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	135,000	130,763
Gates Corp./DE(1)	6.88	07/01/29	100,000	101,951
H&E Equipment Services, Inc.(1)	3.88	12/15/28	260,000	237,813
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	110,000	112,450
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	165,000	173,704

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 2.1% (Continued)
Verde Purchaser LLC(1)	10.50	11/30/30	$140,000	$148,992
Windsor Holdings III LLC(1)	8.50	06/15/30	165,000	173,870
				1,291,945
ELECTRIC – 0.4%
Pike Corp.(1)	5.50	09/01/28	155,000	150,444
Pike Corp.(1)	8.63	01/31/31	75,000	80,744
				231,188
ELECTRICAL COMPONENTS & EQUIPMENT – 1.2%
EnerSys(1)	4.38	12/15/27	60,000	57,654
EnerSys(1)	6.63	01/15/32	60,000	61,153
WESCO Distribution, Inc.(1)	6.38	03/15/29	185,000	187,624
WESCO Distribution, Inc.(1)	6.63	03/15/32	190,000	193,787
WESCO Distribution, Inc.(1)	7.25	06/15/28	260,000	266,637
				766,855
ELECTRONICS – 1.3%
Atkore, Inc.(1)	4.25	06/01/31	83,000	74,274
EquipmentShare.com, Inc.(1)	8.63	05/15/32	125,000	129,938
EquipmentShare.com, Inc.(1)	9.00	05/15/28	215,000	221,573
Imola Merger Corp.(1)	4.75	05/15/29	410,000	386,314
				812,099
ENGINEERING & CONSTRUCTION – 2.6%
AECOM	5.13	03/15/27	207,000	204,662
Arcosa, Inc.(1)	4.38	04/15/29	85,000	80,190
Artera Services LLC(1)	8.50	02/15/31	125,000	128,236
Brand Industrial Services, Inc.(1)	10.38	08/01/30	275,000	302,328
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	75,000	74,797
Dycom Industries, Inc.(1)	4.50	04/15/29	95,000	89,838
Fluor Corp.	4.25	09/15/28	125,000	120,283
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	80,000	76,990
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	64,000	64,535
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	60,000	54,104
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	62,000	63,172
TopBuild Corp.(1)	3.63	03/15/29	80,000	73,710
TopBuild Corp.(1)	4.13	02/15/32	100,000	90,174
Tutor Perini Corp.(1)	11.88	04/30/29	85,000	93,147
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	80,000	76,233
				1,592,399
ENVIRONMENTAL CONTROL – 3.6%
Clean Harbors, Inc.(1)	4.88	07/15/27	95,000	93,067
Clean Harbors, Inc.(1)	5.13	07/15/29	60,000	58,130
Clean Harbors, Inc.(1)	6.38	02/01/31	120,000	121,474
Enviri Corp.(1)	5.75	07/31/27	100,000	97,120
GFL Environmental, Inc.(1)	3.50	09/01/28	165,000	153,535
GFL Environmental, Inc.(1)	3.75	08/01/25	176,000	174,152
GFL Environmental, Inc.(1)	4.00	08/01/28	135,000	127,031

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 3.6% (Continued)
GFL Environmental, Inc.(1)	4.38	08/15/29	$117,000	$109,515
GFL Environmental, Inc.(1)	4.75	06/15/29	143,000	136,408
GFL Environmental, Inc.(1)	5.13	12/15/26	100,000	99,190
GFL Environmental, Inc.(1)	6.75	01/15/31	195,000	200,765
Madison IAQ LLC(1)	4.13	06/30/28	135,000	126,210
Madison IAQ LLC(1)	5.88	06/30/29	216,000	202,451
Reworld Holding Corp.(1)	4.88	12/01/29	155,000	141,903
Reworld Holding Corp.	5.00	09/01/30	83,000	75,360
Stericycle, Inc.(1)	3.88	01/15/29	95,000	90,401
Waste Pro USA, Inc.(1)	5.50	02/15/26	100,000	99,242
Wrangler Holdco Corp.(1)	6.63	04/01/32	115,000	115,513
				2,221,467
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	231,000	225,869
TKC Holdings, Inc.(1)	6.88	05/15/28	85,000	83,054
TKC Holdings, Inc.(1)	10.50	05/15/29	132,000	128,504
				437,427
FOREST PRODUCTS & PAPER – 0.8%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	65,000	61,188
Domtar Corp.(1)	6.75	10/01/28	135,000	123,008
Glatfelter Corp.(1)	4.75	11/15/29	103,000	87,359
Mercer International, Inc.	5.13	02/01/29	180,000	152,712
Mercer International, Inc.	5.50	01/15/26	60,000	58,533
				482,800
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	80,000	87,000

HOLDING COMPANIES-DIVERS – 0.4%
Stena International SA(1)	7.25	01/15/31	140,000	143,353
Stena International SA(1)	7.63	02/15/31	85,000	87,473
				230,826
HOME BUILDERS – 4.5%
Adams Homes, Inc.(1)	9.25	10/15/28	85,000	88,126
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	71,000	65,880
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	85,000	77,673
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	50,000	50,299
Beazer Homes USA, Inc.	5.88	10/15/27	70,000	69,400
Beazer Homes USA, Inc.	7.25	10/15/29	74,000	75,104
Beazer Homes USA, Inc.(1)	7.50	03/15/31	55,000	55,880
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	120,000	110,119
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	60,000	55,775
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	120,000	119,226
Century Communities, Inc.(1)	3.88	08/15/29	100,000	91,258
Century Communities, Inc.	6.75	06/01/27	105,000	105,696
Dream Finders Homes, Inc.(1)	8.25	08/15/28	70,000	72,680
Empire Communities Corp.(1)	9.75	05/01/29	100,000	103,369
Installed Building Products, Inc.(1)	5.75	02/01/28	62,000	61,187

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.5% (Continued)
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	$100,000	$111,125
KB Home	4.00	06/15/31	78,000	70,439
KB Home	4.80	11/15/29	75,000	72,191
KB Home	6.88	06/15/27	49,000	50,601
KB Home	7.25	07/15/30	72,000	74,794
Landsea Homes Corp.(1)	8.88	04/01/29	65,000	65,658
LGI Homes, Inc.(1)	4.00	07/15/29	62,000	55,564
LGI Homes, Inc.(1)	8.75	12/15/28	80,000	85,046
M/I Homes, Inc.	3.95	02/15/30	60,000	54,822
M/I Homes, Inc.	4.95	02/01/28	85,000	83,048
Mattamy Group Corp.(1)	4.63	03/01/30	117,000	109,667
Mattamy Group Corp.(1)	5.25	12/15/27	105,000	102,787
New Home Co., Inc.(1)	9.25	10/01/29	75,000	75,649
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	85,000	81,513
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	60,000	56,935
STL Holding Co. LLC(1)	8.75	02/15/29	60,000	62,515
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	103,000	100,528
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	83,000	83,175
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	105,000	105,534
Tri Pointe Homes, Inc.	5.25	06/01/27	60,000	59,817
Tri Pointe Homes, Inc.	5.70	06/15/28	70,000	69,943
				2,833,023
INTERNET – 1.0%
Uber Technologies, Inc.(1)	4.50	08/15/29	305,000	294,565
Uber Technologies, Inc.(1)	6.25	01/15/28	105,000	106,022
Uber Technologies, Inc.(1)	7.50	09/15/27	242,000	246,788
				647,375
IRON/STEEL – 3.9%
Algoma Steel, Inc.(1)	9.13	04/15/29	75,000	74,932
ATI, Inc.	4.88	10/01/29	67,000	63,957
ATI, Inc.	5.13	10/01/31	65,000	61,423
ATI, Inc.	5.88	12/01/27	70,000	69,479
ATI, Inc.	7.25	08/15/30	90,000	94,179
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	120,000	108,053
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	145,000	145,448
Carpenter Technology Corp.	6.38	07/15/28	85,000	85,573
Carpenter Technology Corp.	7.63	03/15/30	60,000	62,655
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	55,000	52,232
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	70,000	63,958
Cleveland-Cliffs, Inc.	5.88	06/01/27	130,000	129,950
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	160,000	161,287
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	165,000	165,802
Commercial Metals Co.	3.88	02/15/31	65,000	58,455
Commercial Metals Co.	4.13	01/15/30	64,000	59,320
Commercial Metals Co.	4.38	03/15/32	55,000	50,513
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	65,000	67,092
Mineral Resources Ltd.(1)	8.00	11/01/27	120,000	123,271
Mineral Resources Ltd.(1)	8.13	05/01/27	155,000	157,257

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 3.9% (Continued)
Mineral Resources Ltd.(1)	8.50	05/01/30	$122,000	$127,498
Mineral Resources Ltd.(1)	9.25	10/01/28	230,000	244,884
TMS International Corp./DE(1)	6.25	04/15/29	67,000	62,263
United States Steel Corp.	6.65	06/01/37	50,000	51,168
United States Steel Corp.	6.88	03/01/29	96,000	96,681
				2,437,330
MACHINERY-CONSTRUCTION & MINING – 0.5%
BWX Technologies, Inc.(1)	4.13	06/30/28	80,000	76,186
BWX Technologies, Inc.(1)	4.13	04/15/29	80,000	75,504
Manitowoc Co., Inc.(1)	9.00	04/01/26	60,000	60,166
Terex Corp.(1)	5.00	05/15/29	125,000	120,232
				332,088
MACHINERY-DIVERSIFIED – 2.7%
ATS Corp.(1)	4.13	12/15/28	70,000	64,932
Chart Industries, Inc.(1)	7.50	01/01/30	308,000	320,798
Chart Industries, Inc.(1)	9.50	01/01/31	95,000	103,262
Esab Corp.(1)	6.25	04/15/29	150,000	152,308
GrafTech Finance, Inc.(1)	4.63	12/15/28	95,000	66,505
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	90,000	69,706
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	210,000	215,927
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	105,000	108,142
Mueller Water Products, Inc.(1)	4.00	06/15/29	93,000	86,863
OT Merger Corp.(1)	7.88	10/15/29	62,000	27,408
SPX FLOW, Inc.(1)	8.75	04/01/30	103,000	107,411
TK Elevator Holdco GmbH(1)	7.63	07/15/28	75,000	75,246
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	320,000	314,018
				1,712,526
METAL FABRICATE/HARDWARE – 0.8%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	70,000	68,623
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	110,000	110,833
Park-Ohio Industries, Inc.	6.63	04/15/27	65,000	62,519
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	105,000	98,148
Vallourec SACA(1)	7.50	04/15/32	175,000	183,316
				523,439
MINING – 5.7%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	110,000	102,843
Alcoa Nederland Holding BV(1)	5.50	12/15/27	160,000	157,970
Alcoa Nederland Holding BV(1)	6.13	05/15/28	100,000	100,263
Alcoa Nederland Holding BV(1)	7.13	03/15/31	145,000	149,777
Arsenal AIC Parent LLC(1)	8.00	10/01/30	135,000	143,802
Arsenal AIC Parent LLC(1)	11.50	10/01/31	110,000	123,052
Century Aluminum Co.(1)	7.50	04/01/28	50,000	51,003
Coeur Mining, Inc.(1)	5.13	02/15/29	63,000	58,922
Compass Minerals International, Inc.(1)	6.75	12/01/27	94,000	92,573
Constellium SE(1)	3.75	04/15/29	115,000	105,043
Constellium SE(1)	5.63	06/15/28	65,000	64,173
Constellium SE(1)	5.88	02/15/26	40,000	39,979

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.7% (Continued)
Eldorado Gold Corp.(1)	6.25	09/01/29	$103,000	$100,266
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	305,000	276,024
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	120,000	115,207
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	160,000	157,859
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	165,000	163,539
Hecla Mining Co.	7.25	02/15/28	98,000	98,908
Hudbay Minerals, Inc.(1)	4.50	04/01/26	122,000	119,406
Hudbay Minerals, Inc.(1)	6.13	04/01/29	125,000	125,081
IAMGOLD Corp.(1)	5.75	10/15/28	93,000	89,501
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	57,000	57,195
Kaiser Aluminum Corp.(1)	4.50	06/01/31	111,000	98,465
Kaiser Aluminum Corp.(1)	4.63	03/01/28	95,000	89,145
New Gold, Inc.(1)	7.50	07/15/27	83,000	84,036
Novelis Corp.(1)	3.25	11/15/26	145,000	138,109
Novelis Corp.(1)	3.88	08/15/31	157,000	138,110
Novelis Corp.(1)	4.75	01/30/30	333,000	314,914
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	75,000	77,024
Taseko Mines Ltd.(1)	8.25	05/01/30	100,000	102,661
				3,534,850
MISCELLANEOUS MANUFACTURER – 1.7%
Amsted Industries, Inc.(1)	4.63	05/15/30	85,000	78,404
Amsted Industries, Inc.(1)	5.63	07/01/27	77,000	75,845
Calderys Financing LLC(1)	11.25	06/01/28	110,000	117,781
Enpro, Inc.	5.75	10/15/26	70,000	69,773
FXI Holdings, Inc.(1)	12.25	11/15/26	163,000	162,593
FXI Holdings, Inc.(1)	12.25	11/15/26	92,000	91,730
Hillenbrand, Inc.	3.75	03/01/31	65,000	57,058
Hillenbrand, Inc.	5.00	09/15/26	85,000	83,993
Hillenbrand, Inc.	6.25	02/15/29	100,000	101,366
LSB Industries, Inc.(1)	6.25	10/15/28	100,000	97,363
Trinity Industries, Inc.(1)	7.75	07/15/28	120,000	125,301
				1,061,207
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	62,000	60,140
Steelcase, Inc.	5.13	01/18/29	88,000	85,010
				145,150
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	75,000	74,247
Pitney Bowes, Inc.(1)	7.25	03/15/29	70,000	65,860
				140,107
PACKAGING & CONTAINERS – 9.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	120,000	106,970
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	220,000	187,109
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	125,000	124,370
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	255,000	215,961
Ball Corp.	2.88	08/15/30	260,000	223,621
Ball Corp.	3.13	09/15/31	195,000	166,693

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 9.8% (Continued)
Ball Corp.	4.88	03/15/26	$50,000	$49,327
Ball Corp.	6.00	06/15/29	200,000	202,196
Ball Corp.	6.88	03/15/28	155,000	159,504
Berry Global, Inc.(1)	4.50	02/15/26	65,000	63,554
Berry Global, Inc.(1)	5.63	07/15/27	100,000	99,086
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	95,000	92,206
Clearwater Paper Corp.(1)	4.75	08/15/28	60,000	56,900
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	95,000	94,799
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	100,000	99,748
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	236,000	231,799
Crown Americas LLC	5.25	04/01/30	99,000	97,048
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	85,000	82,261
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	180,000	177,398
Crown Cork & Seal Co., Inc.	7.38	12/15/26	70,000	73,016
Graham Packaging Co., Inc.(1)	7.13	08/15/28	104,000	101,465
Graphic Packaging International LLC(1)	3.50	03/15/28	85,000	79,393
Graphic Packaging International LLC(1)	3.50	03/01/29	85,000	77,362
Graphic Packaging International LLC(1)	3.75	02/01/30	85,000	77,235
Graphic Packaging International LLC(1)	4.75	07/15/27	57,000	55,974
Graphic Packaging International LLC(1)	6.38	07/15/32	100,000	101,266
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	140,000	137,569
Iris Holding, Inc.(1)	10.00	12/15/28	80,000	67,912
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	570,000	588,971
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	275,000	275,671
OI European Group BV(1)	4.75	02/15/30	65,000	59,846
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	140,000	140,258
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	150,000	148,604
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	50,000	49,448
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	105,000	98,664
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	200,000	189,127
Sealed Air Corp.(1)	4.00	12/01/27	90,000	85,443
Sealed Air Corp.(1)	5.00	04/15/29	90,000	87,007
Sealed Air Corp.(1)	6.50	07/15/32	85,000	86,252
Sealed Air Corp.(1)	6.88	07/15/33	95,000	100,066
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	162,000	163,256
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	85,000	88,600
Silgan Holdings, Inc.	4.13	02/01/28	120,000	114,415
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	130,000	142,270
TriMas Corp.(1)	4.13	04/15/29	88,000	81,337
Trivium Packaging Finance BV(1)	5.50	08/15/26	221,000	216,720
Trivium Packaging Finance BV(1)	8.50	08/15/27	140,000	137,551
				6,155,248
REAL ESTATE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	155,000	143,141

RETAIL – 2.5%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	69,000	63,744
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	70,000	68,009

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.5% (Continued)
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	$120,000	$122,792
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	62,000	59,198
Foundation Building Materials, Inc.(1)	6.00	03/01/29	83,000	74,460
GYP Holdings III Corp.(1)	4.63	05/01/29	70,000	66,227
LBM Acquisition LLC(1)	6.25	01/15/29	150,000	132,682
Park River Holdings, Inc.(1)	5.63	02/01/29	80,000	65,265
Park River Holdings, Inc.(1)	6.75	08/01/29	55,000	46,242
Patrick Industries, Inc.(1)	4.75	05/01/29	70,000	65,435
Patrick Industries, Inc.(1)	7.50	10/15/27	65,000	65,612
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	145,000	142,876
Staples, Inc.(1)	10.75	09/01/29	500,000	484,957
White Capital Buyer LLC(1)	6.88	10/15/28	130,000	128,799
				1,586,298
SOFTWARE – 0.9%
Camelot Finance SA(1)	4.50	11/01/26	140,000	136,633
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	185,000	173,706
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	190,000	179,703
Dun & Bradstreet Corp.(1)	5.00	12/15/29	98,000	93,073
				583,115
TRANSPORTATION – 2.4%
Brightline East LLC(1)	11.00	01/31/30	275,000	250,477
Carriage Purchaser, Inc.(1)	7.88	10/15/29	62,000	57,548
Danaos Corp.(1)	8.50	03/01/28	55,000	56,831
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	130,000	118,679
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	150,000	151,976
GN Bondco LLC(1)	9.50	10/15/31	145,000	136,669
Rand Parent LLC(1)	8.50	02/15/30	190,000	188,031
RXO, Inc.(1)	7.50	11/15/27	75,000	77,218
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	150,000	153,716
XPO CNW, Inc.	6.70	05/01/34	65,000	68,356
XPO, Inc.(1)	7.13	06/01/31	90,000	92,918
XPO, Inc.(1)	7.13	02/01/32	125,000	129,367
				1,481,786
TOTAL CORPORATE BONDS (Cost – $60,242,624)				61,423,093

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Citibank, New York	4.68	08/01/24	648,219	648,219
TOTAL SHORT-TERM INVESTMENTS (Cost – $648,219)				648,219

TOTAL INVESTMENTS – 99.0% (Cost – $60,890,843)				$62,071,312
OTHER ASSETS LESS LIABILITIES – 1.0%				599,423
NET ASSETS – 100.0%				$62,670,735

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $53,005,951 and represents 84.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$61,423,093	$–	$61,423,093
Time Deposits	–	648,219	–	648,219
Total Investments	$–	$62,071,312	$–	$62,071,312

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
ADVERTISING – 3.6%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$95,000	$87,188
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	175,000	169,685
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	145,000	124,665
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	135,000	119,366
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	125,000	127,294
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	105,000	111,590
CMG Media Corp.(1)	8.88	12/15/27	122,000	71,419
Lamar Media Corp.	3.63	01/15/31	77,000	68,474
Lamar Media Corp.	3.75	02/15/28	82,000	77,299
Lamar Media Corp.	4.00	02/15/30	80,000	73,846
Lamar Media Corp.	4.88	01/15/29	50,000	48,579
Stagwell Global LLC(1)	5.63	08/15/29	152,000	143,438
				1,222,843
COMMERCIAL SERVICES – 0.6%
Cimpress PLC	7.00	06/15/26	67,000	67,061
Deluxe Corp.(1)	8.00	06/01/29	65,000	61,390
RR Donnelley & Sons Co.(1)	9.75	07/31/28	35,000	37,577
VM Consolidated, Inc.(1)	5.50	04/15/29	45,000	43,629
				209,657
COMPUTERS – 6.1%
Ahead DB Holdings LLC(1)	6.63	05/01/28	52,000	49,511
Crowdstrike Holdings, Inc.	3.00	02/15/29	105,000	94,310
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	105,000	107,792
Insight Enterprises, Inc.(1)	6.63	05/15/32	70,000	72,062
McAfee Corp.(1)	7.38	02/15/30	278,000	259,494
NCR Atleos Corp.(1)	9.50	04/01/29	190,000	207,707
NCR Voyix Corp.(1)	5.00	10/01/28	90,000	86,123
NCR Voyix Corp.(1)	5.13	04/15/29	162,000	154,924
NCR Voyix Corp.(1)	5.25	10/01/30	65,000	61,033
Seagate HDD Cayman	4.09	06/01/29	67,000	63,112
Seagate HDD Cayman	4.13	01/15/31	42,000	38,111
Seagate HDD Cayman	4.88	06/01/27	75,000	73,999
Seagate HDD Cayman	5.75	12/01/34	70,000	68,483
Seagate HDD Cayman	8.25	12/15/29	60,000	64,708
Seagate HDD Cayman	8.50	07/15/31	75,000	81,492
Seagate HDD Cayman	9.63	12/01/32	97,800	112,068
Unisys Corp.(1)	6.88	11/01/27	65,000	58,292
Vericast Corp.(1)	12.50	12/15/27	50,000	59,168
Virtusa Corp.(1)	7.13	12/15/28	47,000	44,583
Western Digital Corp.	4.75	02/15/26	318,000	312,720
				2,069,692
ELECTRONICS – 1.8%
Coherent Corp.(1)	5.00	12/15/29	137,000	130,804
Sensata Technologies BV(1)	4.00	04/15/29	135,000	125,219
Sensata Technologies BV(1)	5.88	09/01/30	70,000	69,143
Sensata Technologies, Inc.(1)	3.75	02/15/31	110,000	97,252

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.8% (Continued)
Sensata Technologies, Inc.(1)	4.38	02/15/30	$55,000	$51,150
Sensata Technologies, Inc.(1)	6.63	07/15/32	70,000	70,963
TTM Technologies, Inc.(1)	4.00	03/01/29	65,000	60,402
				604,933
ENGINEERING & CONSTRUCTION – 0.3%
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	110,000	110,537

ENTERTAINMENT – 1.2%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	90,000	37,421
Banijay Entertainment SAS(1)	8.13	05/01/29	60,000	62,180
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	15,000	13,462
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	112,000	70,815
WMG Acquisition Corp.(1)	3.00	02/15/31	110,000	94,941
WMG Acquisition Corp.(1)	3.75	12/01/29	79,000	71,824
WMG Acquisition Corp.(1)	3.88	07/15/30	70,000	63,150
				413,793
INTERNET – 5.0%
ANGI Group LLC(1)	3.88	08/15/28	70,000	61,011
Arches Buyer, Inc.(1)	4.25	06/01/28	130,000	116,128
Arches Buyer, Inc.(1)	6.13	12/01/28	70,000	58,046
Cablevision Lightpath LLC(1)	3.88	09/15/27	60,000	55,272
Cablevision Lightpath LLC(1)	5.63	09/15/28	60,000	50,990
Cars.com, Inc.(1)	6.38	11/01/28	50,000	49,259
Cogent Communications Group LLC(1)	3.50	05/01/26	77,000	74,048
Cogent Communications Group LLC(1)	7.00	06/15/27	60,000	60,579
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	40,000	40,426
Gen Digital, Inc.(1)	6.75	09/30/27	125,000	127,230
Gen Digital, Inc.(1)	7.13	09/30/30	85,000	87,942
Getty Images, Inc.(1)	9.75	03/01/27	40,000	40,013
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	110,000	100,112
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	85,000	83,757
ION Trading Technologies Sarl(1)	5.75	05/15/28	60,000	55,742
ION Trading Technologies Sarl(1)	9.50	05/30/29	75,000	77,994
Match Group Holdings II LLC(1)	3.63	10/01/31	67,000	57,836
Match Group Holdings II LLC(1)	4.13	08/01/30	75,000	67,443
Match Group Holdings II LLC(1)	4.63	06/01/28	73,000	69,702
Match Group Holdings II LLC(1)	5.00	12/15/27	60,000	58,405
Match Group Holdings II LLC(1)	5.63	02/15/29	45,000	43,837
Millennium Escrow Corp.(1)	6.63	08/01/26	105,000	55,311
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	70,000	48,712
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	65,000	65,735
Ziff Davis, Inc.(1)	4.63	10/15/30	70,000	63,195
				1,668,725
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	120,000	113,767

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 37.8%
AMC Networks, Inc.	4.25	02/15/29	$137,000	$94,413
AMC Networks, Inc.(1)	10.25	01/15/29	125,000	123,616
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	35,000	20,784
Block Communications, Inc.(1)	4.88	03/01/28	35,000	32,010
Cable One, Inc.(1)	4.00	11/15/30	90,000	69,282
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	415,000	353,424
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	283,000	223,772
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	382,000	334,745
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	399,000	334,389
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	237,000	194,940
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	420,000	376,351
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	170,000	145,572
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	347,000	330,652
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	452,000	439,394
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	216,000	202,118
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	103,000	102,529
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	205,000	199,729
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	150,000	151,567
CSC Holdings LLC(1)	3.38	02/15/31	140,000	93,216
CSC Holdings LLC(1)	4.13	12/01/30	152,000	105,391
CSC Holdings LLC(1)	4.50	11/15/31	210,000	145,025
CSC Holdings LLC(1)	5.38	02/01/28	135,000	107,316
CSC Holdings LLC(1)	5.50	04/15/27	180,000	150,670
CSC Holdings LLC(1)	6.50	02/01/29	245,000	188,919
CSC Holdings LLC(1)	11.25	05/15/28	140,000	126,710
CSC Holdings LLC(1)	11.75	01/31/29	280,000	253,292
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	40,000	15,800
Directv Financing LLC(1)	8.88	02/01/30	100,000	100,219
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	515,000	496,330
DISH DBS Corp.	5.13	06/01/29	185,000	77,662
DISH DBS Corp.(1)	5.25	12/01/26	365,000	304,502
DISH DBS Corp.(1)	5.75	12/01/28	350,000	257,564
DISH DBS Corp.	7.38	07/01/28	125,000	58,876
DISH DBS Corp.	7.75	07/01/26	285,000	183,603
DISH Network Corp.(1)	11.75	11/15/27	500,000	500,809
Gannett Holdings LLC(1)	6.00	11/01/26	37,000	35,973
GCI LLC(1)	4.75	10/15/28	85,000	78,965
Gray Television, Inc.(1)	4.75	10/15/30	132,000	88,754
Gray Television, Inc.(1)	5.38	11/15/31	142,000	92,714
Gray Television, Inc.(1)	7.00	05/15/27	110,000	106,591
Gray Television, Inc.(1)	10.50	07/15/29	170,000	177,548
iHeartCommunications, Inc.(1)	4.75	01/15/28	65,000	40,182
iHeartCommunications, Inc.(1)	5.25	08/15/27	99,000	64,934
iHeartCommunications, Inc.	6.38	05/01/26	105,000	88,872
iHeartCommunications, Inc.	8.38	05/01/27	133,000	54,505
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	110,000	91,655
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	165,000	153,959
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	115,000	110,882

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 37.8% (Continued)
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	$90,000	$87,815
Midcontinent Communications/Midcontinent Finance Corp.(1)	5.38	08/15/27	45,000	44,320
News Corp.(1)	3.88	05/15/29	140,000	129,762
News Corp.(1)	5.13	02/15/32	70,000	66,560
Nexstar Media, Inc.(1)	4.75	11/01/28	135,000	124,337
Nexstar Media, Inc.(1)	5.63	07/15/27	238,000	231,038
Paramount Global	6.25	02/28/57	95,000	83,054
Paramount Global	6.38	03/30/62	137,000	125,906
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	122,000	97,757
Scripps Escrow II, Inc.(1)	3.88	01/15/29	75,000	48,851
Scripps Escrow II, Inc.(1)	5.38	01/15/31	50,000	23,979
Scripps Escrow, Inc.(1)	5.88	07/15/27	55,000	38,297
Sinclair Television Group, Inc.(1)	4.13	12/01/30	102,000	71,000
Sinclair Television Group, Inc.(1)	5.13	02/15/27	35,000	29,801
Sinclair Television Group, Inc.(1)	5.50	03/01/30	65,000	39,618
Sirius XM Radio, Inc.(1)	3.13	09/01/26	138,000	131,202
Sirius XM Radio, Inc.(1)	3.88	09/01/31	210,000	175,557
Sirius XM Radio, Inc.(1)	4.00	07/15/28	280,000	257,146
Sirius XM Radio, Inc.(1)	4.13	07/01/30	210,000	182,714
Sirius XM Radio, Inc.(1)	5.00	08/01/27	205,000	198,522
Sirius XM Radio, Inc.(1)	5.50	07/01/29	167,000	159,771
Sunrise FinCo I BV(1)	4.88	07/15/31	171,000	155,740
Sunrise HoldCo IV BV(1)	5.50	01/15/28	65,000	63,579
TEGNA, Inc.	4.63	03/15/28	140,000	128,966
TEGNA, Inc.(1)	4.75	03/15/26	77,000	75,881
TEGNA, Inc.	5.00	09/15/29	155,000	141,587
Townsquare Media, Inc.(1)	6.88	02/01/26	65,000	64,092
Univision Communications, Inc.(1)	4.50	05/01/29	147,000	128,558
Univision Communications, Inc.(1)	6.63	06/01/27	205,000	204,213
Univision Communications, Inc.(1)	7.38	06/30/30	120,000	115,652
Univision Communications, Inc.(1)	8.00	08/15/28	205,000	206,216
Univision Communications, Inc.(1)	8.50	07/31/31	70,000	69,311
Urban One, Inc.(1)	7.38	02/01/28	90,000	68,767
Virgin Media Finance PLC(1)	5.00	07/15/30	132,000	111,419
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	130,000	112,860
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	190,000	177,107
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	75,000	70,327
VZ Secured Financing BV(1)	5.00	01/15/32	217,000	190,611
Ziggo Bond Co. BV(1)	5.13	02/28/30	65,000	57,474
Ziggo Bond Co. BV(1)	6.00	01/15/27	85,000	84,589
Ziggo BV(1)	4.88	01/15/30	137,000	124,886
				12,779,567
OFFICE/BUSINESS EQUIPMENT – 1.0%
Xerox Corp.	4.80	03/01/35	32,000	21,886
Xerox Corp.	6.75	12/15/39	45,000	35,423
Xerox Holdings Corp.(1)	5.00	08/15/25	47,000	46,225
Xerox Holdings Corp.(1)	5.50	08/15/28	105,000	89,185

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE/BUSINESS EQUIPMENT – 1.0% (Continued)
Xerox Holdings Corp.(1)	8.88	11/30/29	$75,000	$69,734
Zebra Technologies Corp.(1)	6.50	06/01/32	70,000	71,970
				334,423
PACKAGING & CONTAINERS – 1.1%
LABL, Inc.(1)	5.88	11/01/28	75,000	69,401
LABL, Inc.(1)	6.75	07/15/26	100,000	99,511
LABL, Inc.(1)	8.25	11/01/29	60,000	52,683
LABL, Inc.(1)	9.50	11/01/28	40,000	40,460
LABL, Inc.(1)	10.50	07/15/27	95,000	92,633
				354,688
RETAIL – 0.2%
Liberty Interactive LLC	8.25	02/01/30	70,000	36,272
Liberty Interactive LLC	8.50	07/15/29	35,000	18,527
				54,799
SEMICONDUCTORS – 2.1%
Amkor Technology, Inc.(1)	6.63	09/15/27	70,000	70,219
ams-OSRAM AG(1)	12.25	03/30/29	50,000	52,859
Entegris, Inc.(1)	3.63	05/01/29	50,000	45,391
Entegris, Inc.(1)	4.38	04/15/28	50,000	47,509
Entegris, Inc.(1)	4.75	04/15/29	230,000	222,130
Entegris, Inc.(1)	5.95	06/15/30	127,000	126,812
ON Semiconductor Corp.(1)	3.88	09/01/28	100,000	93,497
Synaptics, Inc.(1)	4.00	06/15/29	50,000	45,997
				704,414
SOFTWARE – 12.7%
Alteryx, Inc.(1)	8.75	03/15/28	60,000	61,922
Capstone Borrower, Inc.(1)	8.00	06/15/30	70,000	72,787
Castle US Holding Corp.(1)	9.50	02/15/28	40,000	19,065
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	105,000	107,779
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	105,000	105,974
Cloud Software Group, Inc.(1)	6.50	03/31/29	553,000	539,417
Cloud Software Group, Inc.(1)	8.25	06/30/32	255,000	264,723
Cloud Software Group, Inc.(1)	9.00	09/30/29	525,000	522,391
Dye & Durham Ltd.(1)	8.63	04/15/29	80,000	81,928
Elastic NV(1)	4.13	07/15/29	80,000	73,858
Fair Isaac Corp.(1)	4.00	06/15/28	134,000	126,194
Fair Isaac Corp.(1)	5.25	05/15/26	50,000	49,774
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	45,000	41,071
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	70,000	72,448
MicroStrategy, Inc.(1)	6.13	06/15/28	70,000	69,293
Open Text Corp.(1)	3.88	02/15/28	125,000	116,807
Open Text Corp.(1)	3.88	12/01/29	122,000	110,849
Open Text Holdings, Inc.(1)	4.13	02/15/30	125,000	114,121
Open Text Holdings, Inc.(1)	4.13	12/01/31	90,000	80,422
PTC, Inc.(1)	4.00	02/15/28	65,000	61,619
Rackspace Finance LLC(1)	3.50	05/15/28	45,000	19,545

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 12.7% (Continued)
RingCentral, Inc.(1)	8.50	08/15/30	$60,000	$63,092
ROBLOX Corp.(1)	3.88	05/01/30	137,000	122,885
Rocket Software, Inc.(1)	6.50	02/15/29	75,000	67,803
Rocket Software, Inc.(1)	9.00	11/28/28	110,000	113,324
SS&C Technologies, Inc.(1)	5.50	09/30/27	280,000	277,651
SS&C Technologies, Inc.(1)	6.50	06/01/32	105,000	107,015
Twilio, Inc.	3.63	03/15/29	73,000	66,275
Twilio, Inc.	3.88	03/15/31	68,000	61,113
UKG, Inc.(1)	6.88	02/01/31	345,000	354,818
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	242,000	210,767
West Technology Group LLC(1)	8.50	04/10/27	55,000	47,443
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	90,000	82,276
				4,286,449
TELECOMMUNICATIONS – 23.7%
Altice Financing SA(1)	5.00	01/15/28	165,000	131,937
Altice Financing SA(1)	5.75	08/15/29	277,000	210,556
Altice Financing SA(1)	9.63	07/15/27	50,000	46,729
Altice France SA/France(1)	5.13	01/15/29	30,000	20,858
Altice France SA/France(1)	5.13	07/15/29	372,000	261,274
Altice France SA/France(1)	5.50	01/15/28	150,000	109,976
Altice France SA/France(1)	5.50	10/15/29	273,000	192,323
Altice France SA/France(1)	8.13	02/01/27	232,000	187,797
British Telecommunications PLC(1)	4.25	11/23/81	65,000	61,994
British Telecommunications PLC(1)	4.88	11/23/81	77,000	69,379
Ciena Corp.(1)	4.00	01/31/30	50,000	45,951
CommScope LLC(1)	4.75	09/01/29	175,000	127,313
CommScope LLC(1)	6.00	03/01/26	205,000	192,685
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	285,000	280,396
Consolidated Communications, Inc.(1)	5.00	10/01/28	55,000	47,657
Consolidated Communications, Inc.(1)	6.50	10/01/28	107,000	96,634
Frontier Communications Holdings LLC(1)	5.00	05/01/28	215,000	207,224
Frontier Communications Holdings LLC(1)	5.88	10/15/27	165,000	163,509
Frontier Communications Holdings LLC	5.88	11/01/29	105,000	94,630
Frontier Communications Holdings LLC(1)	6.00	01/15/30	140,000	126,293
Frontier Communications Holdings LLC(1)	6.75	05/01/29	135,000	127,708
Frontier Communications Holdings LLC(1)	8.63	03/15/31	100,000	104,851
Frontier Communications Holdings LLC(1)	8.75	05/15/30	167,000	175,083
Frontier Florida LLC	6.86	02/01/28	40,000	40,676
GoTo Group, Inc.(1)	5.50	05/01/28	52,837	41,615
GoTo Group, Inc.(1)	5.50	05/01/28	52,252	19,551
Hughes Satellite Systems Corp.	5.25	08/01/26	105,000	80,151
Hughes Satellite Systems Corp.	6.63	08/01/26	95,000	44,650
Iliad Holding SASU(1)	6.50	10/15/26	95,000	95,291
Iliad Holding SASU(1)	7.00	10/15/28	120,000	120,430
Iliad Holding SASU(1)	8.50	04/15/31	130,000	135,525
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	420,000	400,606
Level 3 Financing, Inc.(1)	3.63	01/15/29	55,000	26,675
Level 3 Financing, Inc.(1)	3.75	07/15/29	112,000	53,480

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 23.7% (Continued)
Level 3 Financing, Inc.(1)	3.88	10/15/30	$65,000	$42,203
Level 3 Financing, Inc.(1)	4.00	04/15/31	65,000	41,606
Level 3 Financing, Inc.(1)	4.25	07/01/28	67,000	36,850
Level 3 Financing, Inc.(1)	4.50	04/01/30	100,000	67,508
Level 3 Financing, Inc.(1)	4.63	09/15/27	53,000	35,266
Level 3 Financing, Inc.(1)	4.88	06/15/29	50,000	35,500
Level 3 Financing, Inc.(1)	10.50	04/15/29	80,000	82,400
Level 3 Financing, Inc.(1)	10.50	05/15/30	137,000	140,699
Level 3 Financing, Inc.(1)	10.75	12/15/30	100,000	103,625
Level 3 Financing, Inc.(1)	11.00	11/15/29	215,000	227,876
Lumen Technologies, Inc.(1)	4.13	04/15/29	40,000	29,500
Lumen Technologies, Inc.(1)	4.13	04/15/30	50,000	35,500
Lumen Technologies, Inc.(1)	4.50	01/15/29	57,000	24,976
Lumen Technologies, Inc.	7.60	09/15/39	52,000	22,267
Lumen Technologies, Inc.	7.65	03/15/42	35,000	14,533
Millicom International Cellular SA(1)	4.50	04/27/31	110,000	96,710
Millicom International Cellular SA(1)	5.13	01/15/28	63,000	60,687
Millicom International Cellular SA(1)	6.25	03/25/29	92,700	90,727
Millicom International Cellular SA(1)	7.38	04/02/32	60,000	60,269
Optics Bidco SpA(1)	6.00	09/30/34	70,000	66,500
Optics Bidco SpA(1)	6.38	11/15/33	70,000	68,985
Optics Bidco SpA(1)	7.20	07/18/36	70,000	71,857
Optics Bidco SpA(1)	7.72	06/04/38	65,000	69,687
Qwest Corp.	7.25	09/15/25	30,000	29,873
Rogers Communications, Inc.(1)	5.25	03/15/82	110,000	106,723
Telecom Italia Capital SA	6.00	09/30/34	67,000	63,146
Telecom Italia Capital SA	6.38	11/15/33	70,000	68,290
Telecom Italia Capital SA	7.20	07/18/36	65,000	64,958
Telecom Italia Capital SA	7.72	06/04/38	75,000	76,318
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	55,000	25,146
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	65,000	31,150
United States Cellular Corp.	6.70	12/15/33	75,000	80,397
Viasat, Inc.(1)	5.63	09/15/25	90,000	89,102
Viasat, Inc.(1)	5.63	04/15/27	80,000	75,257
Viasat, Inc.(1)	6.50	07/15/28	60,000	48,903
Viasat, Inc.(1)	7.50	05/30/31	100,000	73,521
Viavi Solutions, Inc.(1)	3.75	10/01/29	50,000	43,400
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	182,000	154,325
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	185,000	159,074
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	110,000	110,083
Vodafone Group PLC	3.25	06/04/81	69,000	65,197
Vodafone Group PLC	4.13	06/04/81	142,000	125,225
Vodafone Group PLC	5.13	06/04/81	130,000	97,912
Vodafone Group PLC	7.00	04/04/79	275,000	285,130
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	195,000	188,315
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	210,000	178,822

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 23.7% (Continued)
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	$142,000	$97,097
				8,004,502
TOTAL CORPORATE BONDS (Cost – $32,700,689)				32,932,789

SHORT-TERM INVESTMENTS – 2.1%
TIME DEPOSITS – 2.1%
Citibank, New York	4.68	08/01/24	714,418	714,418
TOTAL SHORT-TERM INVESTMENTS (Cost – $714,418)				714,418

TOTAL INVESTMENTS – 99.6% (Cost – $33,415,107)				$33,647,207
OTHER ASSETS LESS LIABILITIES – 0.4%				141,208
NET ASSETS – 100.0%				$33,788,415

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $28,823,845 and represents 85.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$32,932,789	$–	$32,932,789
Time Deposits	–	714,418	–	714,418
Total Investments	$–	$33,647,207	$–	$33,647,207

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$338,000	$258,223

COMMERCIAL SERVICES – 4.3%
AMN Healthcare, Inc.(1)	4.00	04/15/29	295,000	270,393
AMN Healthcare, Inc.(1)	4.63	10/01/27	345,000	331,753
Carriage Services, Inc.(1)	4.25	05/15/29	303,000	274,759
Service Corp. International/US	3.38	08/15/30	635,000	562,477
Service Corp. International/US	4.00	05/15/31	603,000	543,891
Service Corp. International/US	4.63	12/15/27	408,000	397,001
Service Corp. International/US	5.13	06/01/29	561,000	551,192
StoneMor, Inc.(1)	8.50	05/15/29	298,000	249,530
				3,180,996
COSMETICS/PERSONAL CARE – 2.6%
Perrigo Finance Unlimited Co.	4.38	03/15/26	525,000	513,687
Perrigo Finance Unlimited Co.	4.90	06/15/30	560,000	529,209
Perrigo Finance Unlimited Co.	4.90	12/15/44	223,000	181,782
Prestige Brands, Inc.(1)	3.75	04/01/31	452,000	398,855
Prestige Brands, Inc.(1)	5.13	01/15/28	295,000	288,689
				1,912,222
HEALTHCARE-PRODUCTS – 15.8%
Avantor Funding, Inc.(1)	3.88	11/01/29	590,000	544,247
Avantor Funding, Inc.(1)	4.63	07/15/28	1,157,000	1,115,052
Bausch + Lomb Corp.(1)	8.38	10/01/28	1,050,000	1,080,104
Embecta Corp.(1)	5.00	02/15/30	379,000	325,037
Hologic, Inc.(1)	3.25	02/15/29	715,000	652,536
Hologic, Inc.(1)	4.63	02/01/28	298,000	288,785
Medline Borrower LP(1)	3.88	04/01/29	3,370,000	3,147,343
Medline Borrower LP(1)	5.25	10/01/29	1,870,000	1,808,842
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	1,125,000	1,149,289
Neogen Food Safety Corp.(1)	8.63	07/20/30	265,000	286,482
Sotera Health Holdings LLC(1)	7.38	06/01/31	560,000	571,928
Teleflex, Inc.(1)	4.25	06/01/28	378,000	359,390
Teleflex, Inc.	4.63	11/15/27	370,000	360,193
				11,689,228
HEALTHCARE-SERVICES – 52.5%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	353,000	338,299
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	338,000	331,827
AHP Health Partners, Inc.(1)	5.75	07/15/29	230,000	219,875
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	408,000	394,233
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	486,000	468,741
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	370,000	367,792
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	370,000	342,603
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	368,000	334,716
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	378,000	360,412
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	798,000	657,337
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	1,142,000	997,204

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 52.5% (Continued)
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	$1,433,000	$1,373,422
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	481,000	446,966
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	917,000	696,766
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	925,000	759,485
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	523,000	523,873
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	1,655,000	1,781,169
Concentra Escrow Issuer Corp.(1)	6.88	07/15/32	490,000	505,467
DaVita, Inc.(1)	3.75	02/15/31	1,122,000	971,787
DaVita, Inc.(1)	4.63	06/01/30	2,063,000	1,890,946
Encompass Health Corp.	4.50	02/01/28	600,000	580,509
Encompass Health Corp.	4.63	04/01/31	295,000	275,098
Encompass Health Corp.	4.75	02/01/30	590,000	563,036
Encompass Health Corp.	5.75	09/15/25	112,000	111,951
Fortrea Holdings, Inc.(1)	7.50	07/01/30	430,000	436,700
HealthEquity, Inc.(1)	4.50	10/01/29	455,000	429,161
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	525,000	559,781
IQVIA, Inc.(1)	5.00	10/15/26	783,000	772,353
IQVIA, Inc.(1)	5.00	05/15/27	830,000	815,527
IQVIA, Inc.(1)	6.50	05/15/30	370,000	381,012
Kedrion SpA(1)	6.50	09/01/29	595,000	551,189
Legacy LifePoint Health LLC(1)	4.38	02/15/27	445,000	430,511
LifePoint Health, Inc.(1)	5.38	01/15/29	368,000	333,730
LifePoint Health, Inc.(1)	9.88	08/15/30	600,000	654,640
LifePoint Health, Inc.(1)	10.00	06/01/32	605,000	642,832
LifePoint Health, Inc.(1)	11.00	10/15/30	820,000	921,355
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	375,000	254,118
Molina Healthcare, Inc.(1)	3.88	11/15/30	485,000	439,005
Molina Healthcare, Inc.(1)	3.88	05/15/32	559,000	493,666
Molina Healthcare, Inc.(1)	4.38	06/15/28	600,000	571,748
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	788,000	615,977
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	725,000	430,338
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	303,000	275,971
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	650,000	650,579
Select Medical Corp.(1)	6.25	08/15/26	911,000	918,746
Star Parent, Inc.(1)	9.00	10/01/30	750,000	801,303
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	600,000	620,398
Tenet Healthcare Corp.	4.25	06/01/29	1,043,000	984,997
Tenet Healthcare Corp.	4.38	01/15/30	1,090,000	1,023,586
Tenet Healthcare Corp.	4.63	06/15/28	450,000	433,960
Tenet Healthcare Corp.	5.13	11/01/27	1,125,000	1,105,772
Tenet Healthcare Corp.	6.13	10/01/28	1,870,000	1,875,923
Tenet Healthcare Corp.	6.13	06/15/30	1,495,000	1,502,493
Tenet Healthcare Corp.	6.25	02/01/27	1,118,000	1,121,086
Tenet Healthcare Corp.	6.75	05/15/31	1,010,000	1,038,513
Tenet Healthcare Corp.	6.88	11/15/31	272,000	291,438
Toledo Hospital	4.98	11/15/45	205,000	155,326
Toledo Hospital	5.33	11/15/28	240,000	232,694

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 52.5% (Continued)
Toledo Hospital	6.02	11/15/48	$297,000	$263,225
US Acute Care Solutions LLC(1)	9.75	05/15/29	600,000	595,637
				38,918,804
PHARMACEUTICALS – 19.7%
180 Medical, Inc.(1)	3.88	10/15/29	375,000	340,273
AdaptHealth LLC(1)	4.63	08/01/29	380,000	339,524
AdaptHealth LLC(1)	5.13	03/01/30	445,000	398,156
AdaptHealth LLC(1)	6.13	08/01/28	260,000	253,699
Bausch Health Cos, Inc.(1)	4.88	06/01/28	1,195,000	921,560
Bausch Health Cos, Inc.(1)	5.50	11/01/25	1,270,000	1,190,822
Bausch Health Cos, Inc.(1)	5.75	08/15/27	370,000	301,913
Bausch Health Cos, Inc.(1)	6.13	02/01/27	745,000	634,341
Bausch Health Cos, Inc.(1)	11.00	09/30/28	1,325,000	1,242,850
Bausch Health Cos, Inc.(1)	14.00	10/15/30	255,000	221,085
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	375,000	351,266
Elanco Animal Health, Inc.	6.65	08/28/28	548,000	558,674
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	745,000	786,102
Grifols SA(1)	4.75	10/15/28	528,000	482,288
Jazz Securities DAC(1)	4.38	01/15/29	1,117,000	1,049,805
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	580,000	631,943
Option Care Health, Inc.(1)	4.38	10/31/29	374,000	349,678
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	1,528,000	1,436,648
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	1,455,000	1,340,043
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	365,000	368,726
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	365,000	379,509
Owens & Minor, Inc.(1)	4.50	03/31/29	361,000	317,570
Owens & Minor, Inc.(1)	6.63	04/01/30	406,000	379,598
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	353,000	325,632
				14,601,705
SOFTWARE – 2.9%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	1,751,000	1,652,707
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	205,000	201,052
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	290,000	280,507
				2,134,266
TOTAL CORPORATE BONDS (Cost – $70,970,065)				72,695,444

SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
JPMorgan Chase, New York	4.68	08/01/24	565,267	565,267
TOTAL SHORT-TERM INVESTMENTS (Cost – $565,267)				565,267

TOTAL INVESTMENTS – 98.9% (Cost – $71,535,332)				$73,260,711
OTHER ASSETS LESS LIABILITIES – 1.1%				787,158
NET ASSETS – 100.0%				$74,047,869

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $56,937,731 and represents 76.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$72,695,444	$–	$72,695,444
Time Deposits	–	565,267	–	565,267
Total Investments	$–	$73,260,711	$–	$73,260,711

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 1.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$120,000	$111,362
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	133,000	122,317
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	167,000	163,331
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	125,000	131,034
				528,044
BANKS – 7.4%
Banc of California	3.25	05/01/31	100,000	93,002
Dresdner Funding Trust I(1)	8.15	06/30/31	255,000	279,510
Freedom Mortgage Corp.(1)	6.63	01/15/27	150,000	147,163
Freedom Mortgage Corp.(1)	7.63	05/01/26	130,000	130,257
Freedom Mortgage Corp.(1)	12.00	10/01/28	205,000	220,760
Freedom Mortgage Corp.(1)	12.25	10/01/30	130,000	142,601
Intesa Sanpaolo SpA(1)	4.20	06/01/32	195,000	168,953
Intesa Sanpaolo SpA(1)	4.95	06/01/42	200,000	155,189
Intesa Sanpaolo SpA(1)	5.71	01/15/26	385,000	384,715
Popular, Inc.	7.25	03/13/28	105,000	109,624
Standard Chartered PLC(1),(2)	7.01	–	195,000	198,769
Texas Capital Bancshares, Inc.	4.00	05/06/31	105,000	97,375
UniCredit SpA(1)	5.46	06/30/35	382,000	366,870
UniCredit SpA(1)	5.86	06/19/32	267,000	264,889
UniCredit SpA(1)	7.30	04/02/34	326,000	338,682
Valley National Bancorp	3.00	06/15/31	80,000	63,635
Western Alliance Bancorp.	3.00	06/15/31	155,000	139,117
				3,301,111
COMMERCIAL SERVICES – 4.8%
Block, Inc.	2.75	06/01/26	260,000	247,542
Block, Inc.	3.50	06/01/31	257,000	223,162
Block, Inc.(1)	6.50	05/15/32	520,000	529,075
Boost Newco Borrower LLC(1)	7.50	01/15/31	565,000	595,452
CPI CG, Inc.(1)	10.00	07/15/29	75,000	78,254
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	130,000	128,852
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	90,000	83,293
PROG Holdings, Inc.(1)	6.00	11/15/29	160,000	154,024
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	125,000	122,105
				2,161,759
DIVERSIFIED FINANCIAL SERVICES – 32.5%
AG Issuer LLC(1)	6.25	03/01/28	135,000	129,496
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	130,000	132,854
Ally Financial, Inc.	5.75	11/20/25	270,000	271,025
Ally Financial, Inc.	6.70	02/14/33	130,000	133,703
Aretec Group, Inc.(1)	7.50	04/01/29	105,000	99,444
Aretec Group, Inc.(1)	10.00	08/15/30	185,000	197,477
Armor Holdco, Inc.(1)	8.50	11/15/29	90,000	86,076
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	230,000	246,785
Brightsphere Investment Group, Inc.	4.80	07/27/26	70,000	67,899
Burford Capital Global Finance LLC(1)	6.25	04/15/28	105,000	102,751

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 32.5% (Continued)
Burford Capital Global Finance LLC(1)	6.88	04/15/30	$95,000	$93,789
Burford Capital Global Finance LLC(1)	9.25	07/01/31	175,000	186,694
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	120,000	117,160
Coinbase Global, Inc.(1)	3.38	10/01/28	260,000	229,102
Coinbase Global, Inc.(1)	3.63	10/01/31	190,000	158,159
Credit Acceptance Corp.	6.63	03/15/26	100,000	100,151
Credit Acceptance Corp.(1)	9.25	12/15/28	165,000	176,286
Encore Capital Group, Inc.(1)	8.50	05/15/30	125,000	129,783
Encore Capital Group, Inc.(1)	9.25	04/01/29	140,000	147,693
Enova International, Inc.(1)	8.50	09/15/25	90,000	90,187
Enova International, Inc.(1)	11.25	12/15/28	110,000	118,672
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	190,000	187,150
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	285,000	287,234
GGAM Finance Ltd.(1)	6.88	04/15/29	95,000	97,369
GGAM Finance Ltd.(1)	7.75	05/15/26	100,000	102,468
GGAM Finance Ltd.(1)	8.00	02/15/27	185,000	191,419
GGAM Finance Ltd.(1)	8.00	06/15/28	170,000	180,025
goeasy Ltd.(1)	4.38	05/01/26	85,000	82,834
goeasy Ltd.(1)	7.63	07/01/29	155,000	158,656
goeasy Ltd.(1)	9.25	12/01/28	140,000	150,255
Hightower Holding LLC(1)	6.75	04/15/29	80,000	74,729
Hightower Holding LLC(1)	9.13	01/31/30	100,000	101,639
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	158,000	149,696
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	365,000	378,836
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	257,000	238,933
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	95,000	94,412
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	90,000	94,513
LD Holdings Group LLC(1)	6.13	04/01/28	155,000	123,619
LD Holdings Group LLC(1)	8.75	11/01/27	99,000	90,174
LFS Topco LLC(1)	5.88	10/15/26	75,000	69,743
Macquarie Airfinance Holdings Ltd.(1)	6.40	03/26/29	125,000	128,381
Macquarie Airfinance Holdings Ltd.(1)	6.50	03/26/31	130,000	135,016
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	130,000	137,661
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	135,000	143,067
Midcap Financial Issuer Trust(1)	5.63	01/15/30	105,000	94,577
Midcap Financial Issuer Trust(1)	6.50	05/01/28	260,000	251,373
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	138,000	135,817
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	170,000	158,450
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	225,000	218,718
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	155,000	148,056
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	152,000	150,978
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	255,000	260,450
Navient Corp.	4.88	03/15/28	130,000	121,456
Navient Corp.	5.00	03/15/27	180,000	174,211
Navient Corp.	5.50	03/15/29	200,000	186,201
Navient Corp.	5.63	08/01/33	154,000	128,414
Navient Corp.	6.75	06/15/26	130,000	131,509
Navient Corp.	9.38	07/25/30	130,000	138,607

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 32.5% (Continued)
Navient Corp.	11.50	03/15/31	$130,000	$144,195
OneMain Finance Corp.	3.50	01/15/27	200,000	189,196
OneMain Finance Corp.	3.88	09/15/28	153,000	139,864
OneMain Finance Corp.	4.00	09/15/30	222,000	194,544
OneMain Finance Corp.	5.38	11/15/29	195,000	187,520
OneMain Finance Corp.	6.63	01/15/28	195,000	197,772
OneMain Finance Corp.	7.13	03/15/26	422,000	429,505
OneMain Finance Corp.	7.50	05/15/31	185,000	190,346
OneMain Finance Corp.	7.88	03/15/30	185,000	193,065
OneMain Finance Corp.	9.00	01/15/29	230,000	244,028
Osaic Holdings, Inc.(1)	10.75	08/01/27	105,000	107,243
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	105,000	102,601
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	165,000	153,079
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	170,000	169,121
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	140,000	133,878
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	160,000	161,333
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	195,000	204,245
PHH Mortgage Corp.(1)	7.88	03/15/26	85,000	83,490
PRA Group, Inc.(1)	5.00	10/01/29	87,000	77,367
PRA Group, Inc.(1)	7.38	09/01/25	80,000	80,139
PRA Group, Inc.(1)	8.38	02/01/28	105,000	106,372
PRA Group, Inc.(1)	8.88	01/31/30	110,000	112,076
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	290,000	274,207
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	195,000	179,183
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	329,000	292,964
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	230,000	198,052
SLM Corp.	3.13	11/02/26	130,000	123,134
SLM Corp.	4.20	10/29/25	130,000	127,736
StoneX Group, Inc.(1)	7.88	03/01/31	140,000	145,828
Synchrony Financial	7.25	02/02/33	190,000	194,428
United Wholesale Mortgage LLC(1)	5.50	11/15/25	205,000	203,678
United Wholesale Mortgage LLC(1)	5.50	04/15/29	190,000	183,374
United Wholesale Mortgage LLC(1)	5.75	06/15/27	128,000	126,201
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	135,000	139,134
World Acceptance Corp.(1)	7.00	11/01/26	80,000	77,025
				14,577,755
ELECTRIC – 0.2%
Terraform Global Operating LP(1)	6.13	03/01/26	85,000	84,839

ELECTRONICS – 0.3%
Likewize Corp.(1)	9.75	10/15/25	120,000	121,692

ENGINEERING & CONSTRUCTION – 0.1%
INNOVATE Corp.(1)	8.50	02/01/26	95,000	72,688

INSURANCE – 18.4%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	185,000	170,420
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	132,000	124,509
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	285,000	289,443
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	245,000	249,343

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 18.4% (Continued)
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	$125,000	$128,585
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	197,000	187,666
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	122,000	116,915
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	345,000	342,744
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	320,000	321,788
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	380,000	387,090
AmWINS Group, Inc.(1)	4.88	06/30/29	205,000	193,484
AmWINS Group, Inc.(1)	6.38	02/15/29	190,000	192,871
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	200,000	203,026
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	255,000	258,194
Assurant, Inc.	7.00	03/27/48	110,000	111,921
AssuredPartners, Inc.(1)	5.63	01/15/29	140,000	133,452
AssuredPartners, Inc.(1)	7.50	02/15/32	130,000	132,957
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	160,000	165,081
BroadStreet Partners, Inc.(1)	5.88	04/15/29	185,000	178,464
Constellation Insurance, Inc.(1)	6.63	05/01/31	60,000	58,952
Constellation Insurance, Inc.(1)	6.80	01/24/30	115,000	114,061
Genworth Holdings, Inc.	6.50	06/15/34	75,000	72,272
Global Atlantic Finance Co.(1)	4.70	10/15/51	200,000	187,664
Global Atlantic Finance Co.(1)	7.95	10/15/54	150,000	152,601
GTCR AP Finance, Inc.(1)	8.00	05/15/27	123,000	123,504
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	260,000	260,953
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	135,000	134,739
HUB International Ltd.(1)	5.63	12/01/29	140,000	134,526
HUB International Ltd.(1)	7.25	06/15/30	860,000	887,528
HUB International Ltd.(1)	7.38	01/31/32	490,000	503,975
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	194,000	203,658
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	75,000	80,512
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	130,000	121,715
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	205,000	129,117
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	115,000	123,408
Panther Escrow Issuer LLC(1)	7.13	06/01/31	780,000	800,853
Ryan Specialty LLC(1)	4.38	02/01/30	105,000	98,974
USI, Inc./NY(1)	7.50	01/15/32	165,000	170,804
				8,247,769
INTERNET – 0.2%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	90,000	80,297

INVESTMENT COMPANIES – 3.5%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	70,000	64,147
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	272,000	260,865
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	185,000	161,161
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	380,000	364,735
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	317,000	316,214
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.00	06/15/30	200,000	202,743
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.75	01/15/29	185,000	195,048
				1,564,913

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	$160,000	$171,807

REAL ESTATE INVESTMENT TRUST (REITS) – 25.3%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	132,000	112,751
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	87,000	79,939
Brandywine Operating Partnership LP	3.95	11/15/27	115,000	106,305
Brandywine Operating Partnership LP	4.55	10/01/29	90,000	80,986
Brandywine Operating Partnership LP	8.05	03/15/28	100,000	105,270
Brandywine Operating Partnership LP	8.88	04/12/29	105,000	111,632
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	190,000	179,784
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	253,000	250,444
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	105,000	98,189
Diversified Healthcare Trust	4.38	03/01/31	135,000	102,957
Diversified Healthcare Trust	4.75	02/15/28	130,000	110,242
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	130,000	117,769
Hudson Pacific Properties LP	3.25	01/15/30	100,000	76,256
Hudson Pacific Properties LP	3.95	11/01/27	110,000	96,802
Hudson Pacific Properties LP	4.65	04/01/29	135,000	113,994
Hudson Pacific Properties LP	5.95	02/15/28	90,000	81,301
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	199,000	186,013
Iron Mountain, Inc.(1)	4.50	02/15/31	290,000	266,831
Iron Mountain, Inc.(1)	4.88	09/15/27	262,000	256,024
Iron Mountain, Inc.(1)	4.88	09/15/29	260,000	248,660
Iron Mountain, Inc.(1)	5.00	07/15/28	130,000	126,131
Iron Mountain, Inc.(1)	5.25	03/15/28	210,000	205,966
Iron Mountain, Inc.(1)	5.25	07/15/30	345,000	332,389
Iron Mountain, Inc.(1)	5.63	07/15/32	155,000	149,613
Iron Mountain, Inc.(1)	7.00	02/15/29	255,000	262,274
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	160,000	154,943
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	172,000	163,606
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	86,000	85,666
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	120,000	122,909
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	338,000	222,443
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	237,000	172,238
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	360,000	295,466
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	130,000	116,899
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	132,000	120,292
Office Properties Income Trust(1)	9.00	03/31/29	85,000	79,709
Office Properties Income Trust(1)	9.00	09/30/29	136,000	107,984
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	195,000	184,433
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	190,000	188,277
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	7.00	02/01/30	140,000	142,606
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	157,000	148,863
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	185,000	179,775
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	255,000	258,042

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 25.3% (Continued)
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	$105,000	$108,509
Rithm Capital Corp.(1)	6.25	10/15/25	78,000	78,010
Rithm Capital Corp.(1)	8.00	04/01/29	195,000	193,444
RLJ Lodging Trust LP(1)	3.75	07/01/26	130,000	124,212
RLJ Lodging Trust LP(1)	4.00	09/15/29	130,000	116,103
SBA Communications Corp.	3.13	02/01/29	395,000	357,863
SBA Communications Corp.	3.88	02/15/27	386,000	371,908
Service Properties Trust	3.95	01/15/28	112,000	96,649
Service Properties Trust	4.38	02/15/30	110,000	82,420
Service Properties Trust	4.75	10/01/26	122,000	116,980
Service Properties Trust	4.95	02/15/27	105,000	98,469
Service Properties Trust	4.95	10/01/29	115,000	91,771
Service Properties Trust	5.25	02/15/26	90,000	88,789
Service Properties Trust	5.50	12/15/27	115,000	109,685
Service Properties Trust	8.38	06/15/29	175,000	174,349
Service Properties Trust(1)	8.63	11/15/31	255,000	271,194
Service Properties Trust	8.88	06/15/32	125,000	119,214
Starwood Property Trust, Inc.(1)	3.63	07/15/26	105,000	100,138
Starwood Property Trust, Inc.(1)	4.38	01/15/27	135,000	129,747
Starwood Property Trust, Inc.(1)	7.25	04/01/29	155,000	159,603
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	175,000	125,578
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	4.75	04/15/28	145,000	125,358
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	307,000	232,358
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	830,000	840,183
Vornado Realty LP	2.15	06/01/26	105,000	98,573
Vornado Realty LP	3.40	06/01/31	95,000	77,447
XHR LP(1)	4.88	06/01/29	140,000	132,229
XHR LP(1)	6.38	08/15/25	115,000	115,109
				11,338,565
RETAIL – 0.9%
FirstCash, Inc.(1)	4.63	09/01/28	130,000	124,306
FirstCash, Inc.(1)	5.63	01/01/30	148,000	143,870
FirstCash, Inc.(1)	6.88	03/01/32	130,000	131,640
				399,816
SOFTWARE – 0.2%
ACI Worldwide, Inc.(1)	5.75	08/15/26	110,000	109,734

TELECOMMUNICATIONS – 0.5%
Zegona Finance PLC(1)	8.63	07/15/29	235,000	240,302

TRANSPORTATION – 0.3%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	152,000	143,044

TRUCKING & LEASING – 1.8%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	265,000	260,007
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	180,000	185,744
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	195,000	201,229
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	140,000	148,521
				795,501
TOTAL CORPORATE BONDS (Cost – $42,363,560)				43,939,636

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Citibank, New York	4.68	08/01/24	$394,590	$394,590
TOTAL SHORT-TERM INVESTMENTS (Cost – $394,590)				394,590

TOTAL INVESTMENTS – 98.9% (Cost – $42,758,150)				$44,334,226
OTHER ASSETS LESS LIABILITIES – 1.1%				504,898
NET ASSETS – 100.0%				$44,839,124

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31,2024, amounts to $34,074,684 and represents 76.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$43,939,636	$–	$43,939,636
Time Deposits	–	394,590	–	394,590
Total Investments	$–	$44,334,226	$–	$44,334,226

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
CHEMICALS – 0.7%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$275,000	$220,360
Consolidated Energy Finance SA(1)	12.00	02/15/31	335,000	331,145
				551,505
OIL & GAS – 50.7%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	410,000	415,647
Antero Resources Corp.(1)	5.38	03/01/30	315,000	308,101
Antero Resources Corp.(1)	7.63	02/01/29	226,000	233,611
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	220,000	215,937
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	310,000	310,537
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	265,000	272,200
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	190,000	233,926
Baytex Energy Corp.(1)	7.38	03/15/32	295,000	301,442
Baytex Energy Corp.(1)	8.50	04/30/30	440,000	464,706
Berry Petroleum Co. LLC(1)	7.00	02/15/26	225,000	222,913
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	626,274	656,708
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	268,325	283,228
California Resources Corp.(1)	7.13	02/01/26	307,000	307,876
California Resources Corp.(1)	8.25	06/15/29	315,000	322,777
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	185,000	174,083
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	170,000	156,041
Chesapeake Energy Corp.(1)	5.50	02/01/26	275,000	273,650
Chesapeake Energy Corp.(1)	5.88	02/01/29	265,000	263,552
Chesapeake Energy Corp.(1)	6.75	04/15/29	495,000	500,588
Chord Energy Corp.(1)	6.38	06/01/26	210,000	211,129
CITGO Petroleum Corp.(1)	6.38	06/15/26	355,000	355,447
CITGO Petroleum Corp.(1)	8.38	01/15/29	570,000	594,423
Civitas Resources, Inc.(1)	5.00	10/15/26	215,000	210,444
Civitas Resources, Inc.(1)	8.38	07/01/28	715,000	751,580
Civitas Resources, Inc.(1)	8.63	11/01/30	525,000	567,385
Civitas Resources, Inc.(1)	8.75	07/01/31	730,000	785,938
CNX Resources Corp.(1)	6.00	01/15/29	253,000	250,614
CNX Resources Corp.(1)	7.25	03/01/32	240,000	248,091
CNX Resources Corp.(1)	7.38	01/15/31	260,000	268,621
Comstock Resources, Inc.(1)	5.88	01/15/30	525,000	488,795
Comstock Resources, Inc.(1)	6.75	03/01/29	645,000	625,527
Comstock Resources, Inc.(1)	6.75	03/01/29	205,000	198,232
Crescent Energy Finance LLC(1)	7.38	01/15/33	415,000	420,976
Crescent Energy Finance LLC(1)	7.63	04/01/32	365,000	374,558
Crescent Energy Finance LLC(1)	9.25	02/15/28	525,000	554,637
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	195,000	196,650
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	475,000	474,690
CVR Energy, Inc.(1)	5.75	02/15/28	215,000	202,862
CVR Energy, Inc.(1)	8.50	01/15/29	310,000	315,485
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	290,000	308,899
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	367,000	376,717
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	280,000	294,132
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	475,000	479,743

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.7% (Continued)
Energean PLC(1)	6.50	04/30/27	$235,000	$231,581
EnQuest PLC(1)	11.63	11/01/27	175,000	179,077
Global Marine, Inc.	7.00	06/01/28	135,000	127,149
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	38,000	33,012
Gulfport Energy Corp.(1)	8.00	05/17/26	235,000	238,324
Harbour Energy PLC(1)	5.50	10/15/26	265,000	261,819
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	315,000	309,918
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	261,000	255,533
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	345,000	336,123
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	310,000	310,566
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	260,000	253,074
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	260,000	258,824
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	325,000	351,764
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	340,000	345,884
Karoon USA Finance, Inc.(1)	10.50	05/14/29	190,000	193,040
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	270,000	272,757
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	210,000	209,512
Matador Resources Co.(1)	6.50	04/15/32	485,000	487,784
Matador Resources Co.(1)	6.88	04/15/28	255,000	260,220
MEG Energy Corp.(1)	5.88	02/01/29	315,000	311,271
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	310,000	309,918
Moss Creek Resources Holdings, Inc.(1)	10.50	05/15/27	226,000	231,327
Murphy Oil Corp.	5.88	12/01/27	218,000	218,099
Murphy Oil Corp.	5.88	12/01/42	180,000	165,022
Murphy Oil Corp.	6.38	07/15/28	200,000	201,482
Nabors Industries Ltd.(1)	7.25	01/15/26	290,000	295,459
Nabors Industries Ltd.(1)	7.50	01/15/28	225,000	221,248
Nabors Industries, Inc.(1)	7.38	05/15/27	380,000	387,206
Nabors Industries, Inc.(1)	8.88	08/15/31	275,000	280,727
Nabors Industries, Inc.(1)	9.13	01/31/30	340,000	363,475
Noble Finance II LLC(1)	8.00	04/15/30	315,000	331,443
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	400,000	408,400
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	250,000	263,802
Parkland Corp.(1)	4.50	10/01/29	440,000	411,166
Parkland Corp.(1)	4.63	05/01/30	416,000	387,100
Parkland Corp.(1)	5.88	07/15/27	260,000	259,334
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	455,000	446,723
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	260,000	269,473
Permian Resources Operating LLC(1)	5.38	01/15/26	140,000	139,976
Permian Resources Operating LLC(1)	5.88	07/01/29	372,000	370,068
Permian Resources Operating LLC(1)	7.00	01/15/32	545,000	564,625
Permian Resources Operating LLC(1)	7.75	02/15/26	175,000	177,316
Permian Resources Operating LLC(1)	8.00	04/15/27	295,000	304,683
Permian Resources Operating LLC(1)	9.88	07/15/31	250,000	278,737
Precision Drilling Corp.(1)	6.88	01/15/29	210,000	210,085
Range Resources Corp.(1)	4.75	02/15/30	263,000	249,295
Range Resources Corp.	8.25	01/15/29	335,000	348,233
Seadrill Finance Ltd.(1)	8.38	08/01/30	300,000	316,422

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 50.7% (Continued)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	$315,000	$329,793
SM Energy Co.	6.50	07/15/28	205,000	204,645
SM Energy Co.	6.63	01/15/27	220,000	220,417
SM Energy Co.	6.75	09/15/26	240,000	240,435
SM Energy Co.(1)	6.75	08/01/29	400,000	402,902
SM Energy Co.(1)	7.00	08/01/32	400,000	404,586
Southwestern Energy Co.	4.75	02/01/32	600,000	561,069
Southwestern Energy Co.	5.38	02/01/29	375,000	367,523
Southwestern Energy Co.	5.38	03/15/30	655,000	639,830
Southwestern Energy Co.	8.38	09/15/28	155,000	160,192
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	265,000	266,322
Sunoco LP(1)	7.00	05/01/29	385,000	396,532
Sunoco LP(1)	7.25	05/01/32	390,000	405,669
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	415,000	392,528
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	445,000	415,570
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	220,000	219,335
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	315,000	314,581
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	265,000	272,789
Talos Production, Inc.(1)	9.00	02/01/29	325,000	342,645
Talos Production, Inc.(1)	9.38	02/01/31	335,000	355,259
Teine Energy Ltd.(1)	6.88	04/15/29	215,000	213,355
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	365,000	346,364
Transocean Aquila Ltd.(1)	8.00	09/30/28	180,000	183,545
Transocean Poseidon Ltd.(1)	6.88	02/01/27	195,750	195,330
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	280,000	291,415
Transocean, Inc.	6.80	03/15/38	320,000	274,903
Transocean, Inc.	7.50	04/15/31	210,000	202,762
Transocean, Inc.(1)	8.00	02/01/27	293,000	293,733
Transocean, Inc.(1)	8.25	05/15/29	490,000	500,655
Transocean, Inc.(1)	8.50	05/15/31	490,000	501,923
Transocean, Inc.(1)	8.75	02/15/30	639,000	671,627
Valaris Ltd.(1)	8.38	04/30/30	575,000	602,426
Vermilion Energy, Inc.(1)	6.88	05/01/30	211,000	210,350
Viper Energy, Inc.(1)	5.38	11/01/27	250,000	246,224
Viper Energy, Inc.(1)	7.38	11/01/31	205,000	215,276
Vital Energy, Inc.(1)	7.75	07/31/29	169,000	171,031
Vital Energy, Inc.(1)	7.88	04/15/32	540,000	549,607
Vital Energy, Inc.	9.75	10/15/30	155,000	169,532
W&T Offshore, Inc.(1)	11.75	02/01/26	135,000	138,737
				42,002,591
OIL & GAS SERVICES – 5.5%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	410,000	409,348
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	290,000	291,497
Bristow Group, Inc.(1)	6.88	03/01/28	210,000	208,260
Enerflex Ltd.(1)	9.00	10/15/27	325,000	336,263
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	160,000	171,087
Kodiak Gas Services LLC(1)	7.25	02/15/29	410,000	422,026

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 5.5% (Continued)
Nine Energy Service, Inc.	13.00	02/01/28	$160,000	$127,720
Oceaneering International, Inc.	6.00	02/01/28	155,000	154,476
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	210,000	211,527
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	385,000	387,442
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	540,000	549,895
Viridien(1)	8.75	04/01/27	265,000	255,210
Weatherford International Ltd.(1)	8.63	04/30/30	844,000	879,067
Welltec International ApS(1)	8.25	10/15/26	165,000	169,155
				4,572,973
PIPELINES – 40.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	398,000	389,502
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	355,000	354,389
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	340,000	337,958
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	315,000	321,568
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	155,000	155,091
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	265,000	272,399
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	270,000	281,201
Buckeye Partners LP	3.95	12/01/26	310,000	298,984
Buckeye Partners LP	4.13	12/01/27	210,000	197,581
Buckeye Partners LP(1)	4.50	03/01/28	260,000	248,195
Buckeye Partners LP	5.60	10/15/44	155,000	128,583
Buckeye Partners LP	5.85	11/15/43	200,000	177,599
Buckeye Partners LP(1)	6.88	07/01/29	360,000	365,954
CNX Midstream Partners LP(1)	4.75	04/15/30	210,000	192,870
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	760,000	731,601
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	250,000	264,571
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	230,000	229,338
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	440,000	457,388
DT Midstream, Inc.(1)	4.13	06/15/29	570,000	533,337
DT Midstream, Inc.(1)	4.38	06/15/31	545,000	502,881
Energy Transfer LP	7.13	10/01/54	230,000	230,929
Energy Transfer LP	8.00	05/15/54	420,000	447,394
EQM Midstream Partners LP	4.13	12/01/26	260,000	254,031
EQM Midstream Partners LP(1)	4.50	01/15/29	420,000	402,777
EQM Midstream Partners LP(1)	4.75	01/15/31	585,000	552,717
EQM Midstream Partners LP	5.50	07/15/28	445,000	443,068
EQM Midstream Partners LP(1)	6.38	04/01/29	330,000	337,101
EQM Midstream Partners LP(1)	6.50	07/01/27	468,000	477,329
EQM Midstream Partners LP	6.50	07/15/48	285,000	289,477
EQM Midstream Partners LP(1)	7.50	06/01/27	260,000	267,302
EQM Midstream Partners LP(1)	7.50	06/01/30	275,000	296,963
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	365,000	370,678
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	360,000	367,836
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	510,000	521,894
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	315,000	327,920
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	280,000	296,647
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	200,000	199,585

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 40.7% (Continued)
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	$220,000	$221,853
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	230,000	236,412
Harvest Midstream I LP(1)	7.50	09/01/28	440,000	450,998
Harvest Midstream I LP(1)	7.50	05/15/32	260,000	267,669
Hess Midstream Operations LP(1)	4.25	02/15/30	385,000	357,617
Hess Midstream Operations LP(1)	5.13	06/15/28	285,000	277,623
Hess Midstream Operations LP(1)	5.50	10/15/30	215,000	209,017
Hess Midstream Operations LP(1)	5.63	02/15/26	430,000	428,009
Hess Midstream Operations LP(1)	6.50	06/01/29	335,000	341,770
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	330,000	340,081
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	280,000	298,223
ITT Holdings LLC(1)	6.50	08/01/29	656,000	616,027
Kinetik Holdings LP(1)	5.88	06/15/30	545,000	539,925
Kinetik Holdings LP(1)	6.63	12/15/28	420,000	428,612
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	210,000	230,211
New Fortress Energy, Inc.(1)	6.50	09/30/26	805,000	749,069
New Fortress Energy, Inc.(1)	6.75	09/15/25	465,000	457,450
New Fortress Energy, Inc.(1)	8.75	03/15/29	390,000	353,880
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	470,000	476,625
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	710,000	725,958
Northriver Midstream Finance LP(1)	6.75	07/15/32	280,000	281,753
NuStar Logistics LP	5.63	04/28/27	283,000	282,153
NuStar Logistics LP	5.75	10/01/25	315,000	315,263
NuStar Logistics LP	6.00	06/01/26	280,000	280,515
NuStar Logistics LP	6.38	10/01/30	315,000	321,689
Prairie Acquiror LP(1)	9.00	08/01/29	210,000	216,678
Rockies Express Pipeline LLC(1)	4.80	05/15/30	180,000	168,296
Rockies Express Pipeline LLC(1)	4.95	07/15/29	290,000	277,552
Rockies Express Pipeline LLC(1)	6.88	04/15/40	275,000	270,661
Rockies Express Pipeline LLC(1)	7.50	07/15/38	130,000	136,313
Summit Midstream Holdings LLC(1)	8.63	10/31/29	300,000	306,913
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	380,000	366,961
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	230,000	228,513
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	380,000	360,363
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	241,000	227,322
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	455,000	461,252
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	175,000	172,981
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	650,000	601,423
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	657,000	570,245
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	675,000	614,074
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	540,000	554,919
Venture Global LNG, Inc.(1)	7.00	01/15/30	700,000	707,748
Venture Global LNG, Inc.(1)	8.13	06/01/28	1,200,000	1,250,475
Venture Global LNG, Inc.(1)	8.38	06/01/31	1,215,000	1,277,576
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,625,000	1,808,811
Venture Global LNG, Inc.(1)	9.88	02/01/32	1,080,000	1,199,569
				33,791,685

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	$315,000	$292,941
Vivo Energy Investments BV(1)	5.13	09/24/27	195,000	186,225
				479,166
TOTAL CORPORATE BONDS (Cost – $80,077,462)				81,397,920

SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.7%
Citibank, New York	4.68	08/01/24	1,409,368	1,409,368
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,409,368)				1,409,368

TOTAL INVESTMENTS – 99.9% (Cost – $81,486,830)				$82,807,288
OTHER ASSETS LESS LIABILITIES – 0.1%				88,203
NET ASSETS – 100.0%				$82,895,491

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $68,691,592 and represents 82.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$81,397,920	$–	$81,397,920
Time Deposits	–	1,409,368	–	1,409,368
Total Investments	$–	$82,807,288	$–	$82,807,288

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
APPAREL – 2.6%
Crocs, Inc.(1)	4.13	08/15/31	$132,000	$116,055
Crocs, Inc.(1)	4.25	03/15/29	130,000	120,031
Hanesbrands, Inc.(1)	4.88	05/15/26	328,000	321,583
Hanesbrands, Inc.(1)	9.00	02/15/31	225,000	238,323
Kontoor Brands, Inc.(1)	4.13	11/15/29	129,000	118,677
Levi Strauss & Co.(1)	3.50	03/01/31	175,000	152,684
Under Armour, Inc.	3.25	06/15/26	220,000	209,864
William Carter Co.(1)	5.63	03/15/27	185,000	183,185
Wolverine World Wide, Inc.(1)	4.00	08/15/29	205,000	174,938
				1,635,340
AUTO MANUFACTURERS – 3.1%
Allison Transmission, Inc.(1)	3.75	01/30/31	370,000	329,790
Allison Transmission, Inc.(1)	4.75	10/01/27	165,000	161,199
Allison Transmission, Inc.(1)	5.88	06/01/29	167,000	167,101
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	355,000	356,706
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	195,000	186,498
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	142,000	138,990
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	190,000	188,280
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	265,000	265,481
McLaren Finance PLC(1)	7.50	08/01/26	231,000	202,876
				1,996,921
AUTO PARTS & EQUIPMENT – 10.4%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	282,000	276,959
Adient Global Holdings Ltd.(1)	7.00	04/15/28	190,000	194,380
Adient Global Holdings Ltd.(1)	8.25	04/15/31	175,000	184,128
American Axle & Manufacturing, Inc.	5.00	10/01/29	225,000	206,541
American Axle & Manufacturing, Inc.	6.50	04/01/27	180,000	180,692
American Axle & Manufacturing, Inc.	6.88	07/01/28	144,000	144,151
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	325,000	325,027
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	280,000	285,329
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	580,000	585,418
Dana, Inc.	4.25	09/01/30	147,000	129,962
Dana, Inc.	4.50	02/15/32	133,000	116,309
Dana, Inc.	5.38	11/15/27	139,000	136,717
Dana, Inc.	5.63	06/15/28	154,000	150,201
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	295,000	300,145
Goodyear Tire & Rubber Co.	4.88	03/15/27	260,000	253,841
Goodyear Tire & Rubber Co.	5.00	05/31/26	320,000	316,003
Goodyear Tire & Rubber Co.	5.00	07/15/29	315,000	297,598
Goodyear Tire & Rubber Co.	5.25	04/30/31	188,000	175,493
Goodyear Tire & Rubber Co.	5.25	07/15/31	212,000	198,424
Goodyear Tire & Rubber Co.	5.63	04/30/33	184,000	169,460
Phinia, Inc.(1)	6.75	04/15/29	181,000	184,848
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	215,000	184,831
Tenneco, Inc.(1)	8.00	11/17/28	700,000	635,773

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 10.4% (Continued)
ZF North America Capital, Inc.(1)	6.75	04/23/30	$285,000	$290,775
ZF North America Capital, Inc.(1)	6.88	04/14/28	215,000	220,528
ZF North America Capital, Inc.(1)	6.88	04/23/32	260,000	268,988
ZF North America Capital, Inc.(1)	7.13	04/14/30	225,000	233,762
				6,646,283
COMMERCIAL SERVICES – 1.7%
Champions Financing, Inc.(1)	8.75	02/15/29	210,000	214,348
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	266,000	253,737
Upbound Group, Inc.(1)	6.38	02/15/29	155,000	151,773
Wand NewCo 3, Inc.(1)	7.63	01/30/32	460,000	480,425
				1,100,283
DISTRIBUTION/WHOLESALE – 0.8%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	185,000	184,953
G-III Apparel Group Ltd.(1)	7.88	08/15/25	138,000	138,560
Velocity Vehicle Group LLC(1)	8.00	06/01/29	185,000	190,705
				514,218
DIVERSIFIED FINANCIAL SERVICES – 0.2%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	155,000	127,246

ENTERTAINMENT – 20.4%
Affinity Interactive(1)	6.88	12/15/27	200,000	174,522
Boyne USA, Inc.(1)	4.75	05/15/29	257,000	243,858
Caesars Entertainment, Inc.(1)	4.63	10/15/29	425,000	395,118
Caesars Entertainment, Inc.(1)	6.50	02/15/32	555,000	562,671
Caesars Entertainment, Inc.(1)	7.00	02/15/30	733,000	756,606
Caesars Entertainment, Inc.(1)	8.13	07/01/27	591,000	604,052
CCM Merger, Inc.(1)	6.38	05/01/26	102,000	101,927
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.25	07/15/29	175,000	170,547
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.38	04/15/27	190,000	189,613
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	6.50	10/01/28	117,000	118,197
Churchill Downs, Inc.(1)	4.75	01/15/28	260,000	251,246
Churchill Downs, Inc.(1)	5.50	04/01/27	226,000	223,471
Churchill Downs, Inc.(1)	5.75	04/01/30	427,000	418,932
Churchill Downs, Inc.(1)	6.75	05/01/31	225,000	228,784
Cinemark USA, Inc.(1)	5.25	07/15/28	286,000	276,749
Cinemark USA, Inc.(1)	7.00	08/01/32	180,000	183,307
Empire Resorts, Inc.(1)	7.75	11/01/26	98,000	94,580
Everi Holdings, Inc.(1)	5.00	07/15/29	149,000	147,700
International Game Technology PLC(1)	4.13	04/15/26	280,000	274,707
International Game Technology PLC(1)	5.25	01/15/29	280,000	274,765
International Game Technology PLC(1)	6.25	01/15/27	275,000	277,784
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	185,000	173,080
Light & Wonder International, Inc.(1)	7.00	05/15/28	262,000	264,092
Light & Wonder International, Inc.(1)	7.25	11/15/29	171,000	176,083
Light & Wonder International, Inc.(1)	7.50	09/01/31	210,000	219,272

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.4% (Continued)
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	$190,000	$179,120
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	353,000	342,634
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	97,000	96,255
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	432,000	437,432
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	170,000	176,198
Merlin Entertainments Ltd.(1)	5.75	06/15/26	153,000	151,801
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	272,000	257,248
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	436,000	408,750
Motion Bondco DAC(1)	6.63	11/15/27	155,000	152,750
Odeon FinCo. PLC(1)	12.75	11/01/27	140,000	147,480
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	145,000	150,133
Penn Entertainment, Inc.(1)	4.13	07/01/29	152,000	134,630
Penn Entertainment, Inc.(1)	5.63	01/15/27	145,000	141,605
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	302,000	226,030
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	242,000	171,801
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	138,000	134,695
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	382,000	347,136
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	110,000	96,448
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	150,000	159,993
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	283,000	277,014
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	262,000	249,764
Six Flags Entertainment Corp./DE(1)	5.50	04/15/27	190,000	189,075
Six Flags Entertainment Corp./DE(1)	7.25	05/15/31	310,000	319,786
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	290,000	297,964
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	128,000	123,348
Vail Resorts, Inc.(1)	6.50	05/15/32	225,000	230,173
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	297,000	286,132
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	350,000	365,080
				13,052,138
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	185,000	196,922

HOME BUILDERS – 0.8%
Forestar Group, Inc.(1)	3.85	05/15/26	143,000	138,396
Forestar Group, Inc.(1)	5.00	03/01/28	100,000	96,358
Thor Industries, Inc.(1)	4.00	10/15/29	185,000	166,935
Winnebago Industries, Inc.(1)	6.25	07/15/28	113,000	112,124
				513,813
INTERNET – 3.5%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	180,000	166,048
Rakuten Group, Inc.(1),(2)	5.13	–	255,000	233,556
Rakuten Group, Inc.(1),(2)	6.25	–	395,000	330,268
Rakuten Group, Inc.(1)	9.75	04/15/29	710,000	753,012
Rakuten Group, Inc.(1)	11.25	02/15/27	670,000	724,592
				2,207,476

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 18.2%
Carnival Corp.(1)	10.50	06/01/30	$370,000	$402,380
Carnival Corp.(1)	4.00	08/01/28	887,000	839,797
Carnival Corp.(1)	5.75	03/01/27	978,000	973,735
Carnival Corp.(1)	6.00	05/01/29	737,000	735,670
Carnival Corp.(1)	7.00	08/15/29	175,000	182,651
Carnival Corp.(1)	7.63	03/01/26	497,000	502,119
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	750,000	811,250
Life Time, Inc.(1)	5.75	01/15/26	338,000	336,928
Life Time, Inc.(1)	8.00	04/15/26	175,000	177,476
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	105,000	109,174
Lindblad Expeditions LLC(1)	6.75	02/15/27	138,000	138,016
NCL Corp. Ltd.(1)	5.88	03/15/26	517,000	515,012
NCL Corp. Ltd.(1)	5.88	02/15/27	370,000	367,550
NCL Corp. Ltd.(1)	7.75	02/15/29	205,000	215,888
NCL Corp. Ltd.(1)	8.13	01/15/29	290,000	308,476
NCL Corp. Ltd.(1)	8.38	02/01/28	216,000	227,708
NCL Finance Ltd.(1)	6.13	03/15/28	207,000	207,347
Royal Caribbean Cruises Ltd.	3.70	03/15/28	185,000	174,474
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	240,000	233,907
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	337,000	335,242
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	375,000	373,550
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	542,000	540,291
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	455,000	464,292
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	260,000	272,670
Royal Caribbean Cruises Ltd.	7.50	10/15/27	127,000	134,383
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	370,000	395,734
Sabre GLBL, Inc.(1)	8.63	06/01/27	335,000	313,371
Sabre GLBL, Inc.(1)	11.25	12/15/27	205,000	203,141
Viking Cruises Ltd.(1)	5.88	09/15/27	285,000	283,531
Viking Cruises Ltd.(1)	7.00	02/15/29	200,000	202,117
Viking Cruises Ltd.(1)	9.13	07/15/31	270,000	294,589
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	112,000	110,589
VOC Escrow Ltd.(1)	5.00	02/15/28	260,000	253,915
				11,636,973
LODGING – 11.3%
Boyd Gaming Corp.	4.75	12/01/27	380,000	370,021
Boyd Gaming Corp.(1)	4.75	06/15/31	308,000	283,973
Full House Resorts, Inc.(1)	8.25	02/15/28	143,000	140,882
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	195,000	187,824
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	542,000	475,103
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	275,000	255,163
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	407,000	368,984
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	370,000	358,066
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	177,000	176,943
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	215,000	216,839
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	170,000	171,831
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	170,000	153,191

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 11.3% (Continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	5.00	06/01/29	$313,000	$294,642
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	6.63	01/15/32	345,000	348,655
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	220,000	217,240
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	172,000	160,074
Marriott Ownership Resorts, Inc.	4.75	01/15/28	135,000	128,816
MGM Resorts International	4.63	09/01/26	150,000	147,179
MGM Resorts International	4.75	10/15/28	280,000	269,347
MGM Resorts International	5.50	04/15/27	238,000	236,445
MGM Resorts International	6.50	04/15/32	275,000	276,102
Station Casinos LLC(1)	4.50	02/15/28	256,000	243,137
Station Casinos LLC(1)	4.63	12/01/31	185,000	168,706
Station Casinos LLC(1)	6.63	03/15/32	175,000	176,743
Travel + Leisure Co.(1)	4.50	12/01/29	245,000	227,903
Travel + Leisure Co.(1)	4.63	03/01/30	112,000	103,014
Travel + Leisure Co.	6.00	04/01/27	155,000	155,624
Travel + Leisure Co.	6.60	10/01/25	130,000	131,197
Travel + Leisure Co.(1)	6.63	07/31/26	242,000	244,403
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	180,000	169,960
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	333,000	326,539
				7,184,546
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	130,000	128,215

REAL ESTATE – 4.5%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	240,200	203,911
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	160,000	107,274
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	199,000	136,938
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	246,000	246,688
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	135,000	145,316
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	196,402	201,979
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	145,000	154,063
Howard Hughes Corp.(1)	4.13	02/01/29	227,000	208,434
Howard Hughes Corp.(1)	4.38	02/01/31	240,000	214,713
Howard Hughes Corp.(1)	5.38	08/01/28	277,000	268,883
Hunt Cos, Inc.(1)	5.25	04/15/29	236,000	223,258
Kennedy-Wilson, Inc.	4.75	03/01/29	224,000	197,323
Kennedy-Wilson, Inc.	4.75	02/01/30	223,000	190,796
Kennedy-Wilson, Inc.	5.00	03/01/31	215,000	181,643
Newmark Group, Inc.	7.50	01/12/29	175,000	183,868
				2,865,087
RETAIL – 19.9%
Academy Ltd.(1)	6.00	11/15/27	148,000	147,127
Advance Auto Parts, Inc.	1.75	10/01/27	100,000	88,785
Advance Auto Parts, Inc.	3.50	03/15/32	130,000	112,906
Advance Auto Parts, Inc.	3.90	04/15/30	180,000	166,094
Advance Auto Parts, Inc.	5.90	03/09/26	130,000	130,379

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.9% (Continued)
Advance Auto Parts, Inc.	5.95	03/09/28	$115,000	$115,876
Asbury Automotive Group, Inc.	4.50	03/01/28	155,000	148,373
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	300,000	280,694
Asbury Automotive Group, Inc.	4.75	03/01/30	150,000	141,105
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	216,000	199,206
Bath & Body Works, Inc.	5.25	02/01/28	172,000	168,702
Bath & Body Works, Inc.(1)	6.63	10/01/30	312,000	315,245
Bath & Body Works, Inc.	6.69	01/15/27	125,000	127,680
Bath & Body Works, Inc.	6.75	07/01/36	200,000	200,376
Bath & Body Works, Inc.	6.88	11/01/35	305,000	309,329
Bath & Body Works, Inc.	6.95	03/01/33	90,000	87,923
Bath & Body Works, Inc.	7.50	06/15/29	155,000	160,053
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	250,000	261,969
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	168,000	177,355
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	373,000	348,631
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	442,000	392,452
Foot Locker, Inc.(1)	4.00	10/01/29	139,000	119,086
Gap, Inc.(1)	3.63	10/01/29	277,000	242,382
Gap, Inc.(1)	3.88	10/01/31	277,000	232,974
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	185,000	180,705
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	200,000	191,216
Group 1 Automotive, Inc.(1)	4.00	08/15/28	277,000	258,397
Group 1 Automotive, Inc.(1)	6.38	01/15/30	180,000	181,997
Guitar Center, Inc.(1)	8.50	01/15/26	200,000	177,789
Ken Garff Automotive LLC(1)	4.88	09/15/28	128,000	121,669
Kohl’s Corp.	4.63	05/01/31	187,000	151,984
Kohl’s Corp.	5.55	07/17/45	144,000	94,477
LCM Investments Holdings II LLC(1)	4.88	05/01/29	365,000	344,053
LCM Investments Holdings II LLC(1)	8.25	08/01/31	315,000	330,554
Lithia Motors, Inc.(1)	3.88	06/01/29	302,000	274,560
Lithia Motors, Inc.(1)	4.38	01/15/31	195,000	175,214
Lithia Motors, Inc.(1)	4.63	12/15/27	145,000	139,630
Macy’s Retail Holdings LLC	4.30	02/15/43	85,000	61,165
Macy’s Retail Holdings LLC	4.50	12/15/34	135,000	114,911
Macy’s Retail Holdings LLC	5.13	01/15/42	93,000	75,478
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	190,000	185,742
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	150,000	144,102
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	160,000	152,838
Michaels Cos, Inc.(1)	5.25	05/01/28	313,000	231,871
Michaels Cos, Inc.(1)	7.88	05/01/29	417,000	240,128
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	400,000	402,065
Nordstrom, Inc.	4.00	03/15/27	131,000	125,482
Nordstrom, Inc.	4.25	08/01/31	155,000	138,287
Nordstrom, Inc.	4.38	04/01/30	167,000	151,967
Nordstrom, Inc.	5.00	01/15/44	359,000	287,680
Nordstrom, Inc.	6.95	03/15/28	113,000	115,368
Penske Automotive Group, Inc.	3.50	09/01/25	230,000	224,571
Penske Automotive Group, Inc.	3.75	06/15/29	160,000	146,294

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.9% (Continued)
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	$442,000	$415,716
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	415,000	403,212
QVC, Inc.	4.38	09/01/28	190,000	145,523
QVC, Inc.	4.75	02/15/27	223,000	195,425
QVC, Inc.	5.45	08/15/34	133,000	83,929
QVC, Inc.	5.95	03/15/43	107,000	65,101
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	225,000	224,366
Sonic Automotive, Inc.(1)	4.63	11/15/29	238,000	217,779
Sonic Automotive, Inc.(1)	4.88	11/15/31	180,000	160,887
Staples, Inc.(1)	12.75	01/15/30	300,000	233,227
Victoria’s Secret & Co.(1)	4.63	07/15/29	225,000	186,864
Victra Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	268,000	269,292
				12,696,217
TOTAL CORPORATE BONDS (Cost – $61,375,909)				62,501,678

SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
JP Morgan Chase, New York	4.68	08/01/24	816,056	816,056
TOTAL SHORT-TERM INVESTMENTS (Cost – $816,056)				816,056

TOTAL INVESTMENTS – 99.2% (Cost – $62,191,965)				$63,317,734
OTHER ASSETS LESS LIABILITIES – 0.8%				487,688
NET ASSETS – 100.0%				$63,805,422

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $51,625,952 and represents 80.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$62,501,678	$–	$62,501,678
Time Deposits	–	816,056	–	816,056
Total Investments	$–	$63,317,734	$–	$63,317,734

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
AGRICULTURE – 2.7%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$48,000	$47,263
Darling Ingredients, Inc.(1)	6.00	06/15/30	97,000	96,309
Turning Point Brands, Inc.(1)	5.63	02/15/26	25,000	24,704
Vector Group Ltd.(1)	5.75	02/01/29	90,000	86,433
Vector Group Ltd.(1)	10.50	11/01/26	49,000	49,698
				304,407
BEVERAGES – 1.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	72,000	67,118
Triton Water Holdings, Inc.(1)	6.25	04/01/29	72,000	69,836
				136,954
BUILDING MATERIALS – 0.9%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	49,000	29,522
Masterbrand, Inc.(1)	7.00	07/15/32	70,000	71,967
				101,489
CHEMICALS – 0.5%
Cerdia Finanz GmbH(1)	10.50	02/15/27	50,000	51,524

COMMERCIAL SERVICES – 0.3%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	37,000	36,819

COSMETICS/PERSONAL CARE – 2.8%
Coty, Inc.(1)	5.00	04/15/26	59,000	58,413
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	50,000	47,883
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	75,000	77,066
Edgewell Personal Care Co.(1)	4.13	04/01/29	48,000	44,704
Edgewell Personal Care Co.(1)	5.50	06/01/28	77,000	75,563
Oriflame Investment Holding PLC(1)	5.13	05/04/26	55,000	14,025
				317,654
DISTRIBUTION/WHOLESALE – 0.8%
Resideo Funding, Inc.(1)	4.00	09/01/29	30,000	27,480
Resideo Funding, Inc.(1)	6.50	07/15/32	60,000	60,072
				87,552
ELECTRIC – 27.1%
AES Corp.	7.60	01/15/55	95,000	96,707
Algonquin Power & Utilities Corp.	4.75	01/18/82	72,000	65,891
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	37,000	36,643
Calpine Corp.(1)	3.75	03/01/31	81,000	71,904
Calpine Corp.(1)	4.50	02/15/28	126,000	120,780
Calpine Corp.(1)	4.63	02/01/29	60,000	56,735
Calpine Corp.(1)	5.00	02/01/31	85,000	80,341
Calpine Corp.(1)	5.13	03/15/28	140,000	135,680
Calpine Corp.(1)	5.25	06/01/26	42,000	41,719
Clearway Energy Operating LLC(1)	3.75	02/15/31	90,000	79,783
Clearway Energy Operating LLC(1)	3.75	01/15/32	36,000	31,438
Clearway Energy Operating LLC(1)	4.75	03/15/28	80,000	76,858
DPL, Inc.	4.35	04/15/29	37,000	34,768

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 27.1% (Continued)
Edison International	7.88	06/15/54	$40,000	$41,968
Edison International	8.13	06/15/53	50,000	52,507
Electricite de France SA(1),(2)	9.13	–	145,000	161,013
Emera, Inc.	6.75	06/15/76	115,000	114,828
EUSHI Finance, Inc.(1)	7.63	12/15/54	50,000	51,067
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	36,000	32,781
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	48,000	46,096
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	59,000	56,533
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	70,000	72,764
NRG Energy, Inc.(1)	3.38	02/15/29	51,000	45,932
NRG Energy, Inc.(1)	3.63	02/15/31	92,000	80,572
NRG Energy, Inc.(1)	3.88	02/15/32	55,000	48,079
NRG Energy, Inc.(1)	5.25	06/15/29	72,000	70,066
NRG Energy, Inc.	5.75	01/15/28	80,000	79,570
NRG Energy, Inc.	6.63	01/15/27	35,000	35,001
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	61,000	57,602
PG&E Corp.	5.00	07/01/28	97,000	94,675
PG&E Corp.	5.25	07/01/30	97,000	93,813
Talen Energy Supply LLC(1)	8.63	06/01/30	120,000	129,390
TransAlta Corp.	6.50	03/15/40	30,000	30,593
TransAlta Corp.	7.75	11/15/29	37,000	38,844
Vistra Operations Co. LLC(1)	4.38	05/01/29	116,000	109,543
Vistra Operations Co. LLC(1)	5.00	07/31/27	127,000	124,448
Vistra Operations Co. LLC(1)	5.50	09/01/26	102,000	101,153
Vistra Operations Co. LLC(1)	5.63	02/15/27	127,000	126,104
Vistra Operations Co. LLC(1)	6.88	04/15/32	100,000	102,985
Vistra Operations Co. LLC(1)	7.75	10/15/31	140,000	148,033
				3,075,207
ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	78,000	72,099
Energizer Holdings, Inc.(1)	4.75	06/15/28	60,000	56,959
Energizer Holdings, Inc.(1)	6.50	12/31/27	25,000	25,248
				154,306
ENERGY-ALTERNATE SOURCES – 2.1%
Sunnova Energy Corp.(1)	5.88	09/01/26	37,000	30,755
Sunnova Energy Corp.(1)	11.75	10/01/28	40,000	31,330
TerraForm Power Operating LLC(1)	4.75	01/15/30	72,000	66,962
TerraForm Power Operating LLC(1)	5.00	01/31/28	67,000	64,620
Topaz Solar Farms LLC(1)	5.75	09/30/39	51,065	49,927
				243,594
FOOD – 24.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	68,000	65,812
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	138,000	125,852
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	133,000	129,782
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	92,000	87,987
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	67,000	66,507
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	80,000	81,218

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 24.1% (Continued)
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	$60,000	$60,919
Aragvi Finance International DAC(1)	8.45	04/29/26	48,000	43,089
B&G Foods, Inc.	5.25	09/15/27	59,000	55,325
B&G Foods, Inc.(1)	8.00	09/15/28	75,000	76,568
C&S Group Enterprises LLC(1)	5.00	12/15/28	37,000	27,643
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	42,000	40,116
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	50,000	51,885
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	50,000	52,192
Ingles Markets, Inc.(1)	4.00	06/15/31	31,000	27,449
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	75,000	77,064
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	95,000	86,799
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	70,000	63,138
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	47,000	45,585
Performance Food Group, Inc.(1)	4.25	08/01/29	97,000	89,917
Performance Food Group, Inc.(1)	5.50	10/15/27	107,000	105,687
Pilgrim’s Pride Corp.	3.50	03/01/32	85,000	73,747
Pilgrim’s Pride Corp.	4.25	04/15/31	90,000	83,580
Pilgrim’s Pride Corp.	6.25	07/01/33	90,000	93,310
Pilgrim’s Pride Corp.	6.88	05/15/34	50,000	54,100
Post Holdings, Inc.(1)	4.50	09/15/31	96,000	87,375
Post Holdings, Inc.(1)	4.63	04/15/30	133,000	124,009
Post Holdings, Inc.(1)	5.50	12/15/29	120,000	116,498
Post Holdings, Inc.(1)	5.63	01/15/28	92,000	91,163
Post Holdings, Inc.(1)	6.25	02/15/32	100,000	101,394
Safeway, Inc.	7.25	02/01/31	25,000	26,673
Sigma Holdco BV(1)	7.88	05/15/26	24,000	23,785
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	85,000	76,639
TreeHouse Foods, Inc.	4.00	09/01/28	48,000	43,350
United Natural Foods, Inc.(1)	6.75	10/15/28	48,000	43,899
US Foods, Inc.(1)	4.63	06/01/30	48,000	45,029
US Foods, Inc.(1)	4.75	02/15/29	85,000	81,485
US Foods, Inc.(1)	6.88	09/15/28	50,000	51,462
US Foods, Inc.(1)	7.25	01/15/32	50,000	52,353
				2,730,385
GAS – 1.4%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	53,000	51,319
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	67,000	66,049
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	45,000	47,139
				164,507
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	75,000	64,633
Tempur Sealy International, Inc.(1)	4.00	04/15/29	82,000	74,976
				139,609
HOUSEHOLD PRODUCTS/WARES – 2.3%
ACCO Brands Corp.(1)	4.25	03/15/29	55,000	50,114
Central Garden & Pet Co.	4.13	10/15/30	48,000	43,408

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 2.3% (Continued)
Central Garden & Pet Co.(1)	4.13	04/30/31	$37,000	$33,051
Central Garden & Pet Co.	5.13	02/01/28	35,000	34,161
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	55,000	55,520
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	45,000	43,699
				259,953
HOUSEWARES – 4.9%
Newell Brands, Inc.	5.70	04/01/26	193,000	192,688
Newell Brands, Inc.	6.38	09/15/27	49,000	49,098
Newell Brands, Inc.	6.63	09/15/29	48,000	48,247
Newell Brands, Inc.	6.88	04/01/36	42,000	40,262
Newell Brands, Inc.	7.00	04/01/46	65,000	57,179
Scotts Miracle-Gro Co.	4.00	04/01/31	50,000	44,217
Scotts Miracle-Gro Co.	4.38	02/01/32	35,000	31,015
Scotts Miracle-Gro Co.	4.50	10/15/29	45,000	41,893
Scotts Miracle-Gro Co.	5.25	12/15/26	20,000	19,792
SWF Holdings I Corp.(1)	6.50	10/01/29	60,000	32,995
				557,386
LEISURE TIME – 1.9%
Acushnet Co.(1)	7.38	10/15/28	35,000	36,526
Amer Sports Co.(1)	6.75	02/16/31	80,000	79,626
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	49,000	46,580
Vista Outdoor, Inc.(1)	4.50	03/15/29	48,000	47,785
				210,517
PHARMACEUTICALS – 2.0%
BellRing Brands, Inc.(1)	7.00	03/15/30	80,000	82,517
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	25,000	24,862
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	55,000	37,451
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	80,000	80,252
				225,082
RETAIL – 20.4%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	78,000	71,556
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	142,000	133,618
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	278,000	248,173
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	82,000	78,056
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	120,000	121,322
Arko Corp.(1)	5.13	11/15/29	42,000	36,675
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	30,000	27,644
Brinker International, Inc.(1)	8.25	07/15/30	35,000	36,912
CEC Entertainment LLC(1)	6.75	05/01/26	62,000	61,977
Dave & Buster’s, Inc.(1)	7.63	11/01/25	42,000	42,165
eG Global Finance PLC(1)	12.00	11/30/28	110,000	117,894
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	60,000	60,229
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	84,000	78,322
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	36,000	26,312
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	73,000	71,515
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	32,605

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 20.4% (Continued)
Murphy Oil USA, Inc.(1)	3.75	02/15/31	$47,000	$41,774
Murphy Oil USA, Inc.	4.75	09/15/29	50,000	47,872
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	29,730
Papa John’s International, Inc.(1)	3.88	09/15/29	37,000	32,984
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	50,000	54,041
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	35,000	35,394
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	62,000	56,317
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	35,000	34,860
Walgreens Boots Alliance, Inc.	3.20	04/15/30	50,000	41,276
Walgreens Boots Alliance, Inc.	3.45	06/01/26	140,000	133,513
Walgreens Boots Alliance, Inc.	4.10	04/15/50	60,000	39,481
Walgreens Boots Alliance, Inc.	4.50	11/18/34	30,000	23,891
Walgreens Boots Alliance, Inc.	4.65	06/01/46	30,000	20,396
Walgreens Boots Alliance, Inc.	4.80	11/18/44	70,000	52,589
Yum! Brands, Inc.	3.63	03/15/31	108,000	96,430
Yum! Brands, Inc.	4.63	01/31/32	103,000	96,169
Yum! Brands, Inc.(1)	4.75	01/15/30	79,000	76,186
Yum! Brands, Inc.	5.35	11/01/43	30,000	28,675
Yum! Brands, Inc.	5.38	04/01/32	100,000	96,999
Yum! Brands, Inc.	6.88	11/15/37	25,000	27,419
				2,310,971
TOTAL CORPORATE BONDS (Cost – $10,906,894)				11,107,916

SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
Citibank, New York	4.68	08/01/24	173,563	173,563
TOTAL SHORT-TERM INVESTMENTS (Cost – $173,563)				173,563

TOTAL INVESTMENTS – 99.5% (Cost – $11,080,457)				$11,281,479
OTHER ASSETS LESS LIABILITIES – 0.5%				56,589
NET ASSETS – 100.0%				$11,338,068

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31,2024, amounts to $8,410,038 and represents 74.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,107,916	$–	$11,107,916
Time Deposits	–	173,563	–	173,563
Total Investments	$–	$11,281,479	$–	$11,281,479

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
UNITED STATES(a) – 100.0%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	102,359	$3,848,074
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	65,413	2,478,577
BondBloxx USD High Yield Bond Energy Sector ETF	69,424	2,750,489
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	96,033	3,601,238
BondBloxx USD High Yield Bond Healthcare Sector ETF	85,989	3,043,864
BondBloxx USD High Yield Bond Industrial Sector ETF	180,850	6,875,808
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	148,254	5,016,975
TOTAL EXCHANGE-TRADED FUNDS (Cost – $26,975,643)		27,615,025

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Citibank, New York	4.68	08/01/24	$64,974	64,974
TOTAL SHORT-TERM INVESTMENTS (Cost – $64,974)				64,974

TOTAL INVESTMENTS – 100.2% (Cost – $27,040,617)				$27,679,999
OTHER ASSETS LESS LIABILITIES – (0.2)%				(52,229)
NET ASSETS – 100.0%				$27,627,770

(a)	Represents investments in Affiliated Funds.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,615,025	$–	$–	$27,615,025
Time Deposits	–	64,974	–	64,974
Total Investments	$27,615,025	$64,974	$–	$27,679,999

The accompanying notes are an integral part of these portfolio schedules.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the year or period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of October 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of July 31, 2024	Dividends
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$4,568,276	$2,432,332	$82,815	$232,615	$(3,467,964)	$3,848,074	$241,915
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	3,449,049	1,188,811	81,049	130,207	(2,370,539)	2,478,577	152,465
BondBloxx USD High Yield Bond Energy Sector ETF	3,857,082	996,546	53,371	168,908	(2,325,418)	2,750,489	179,117
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	2,280,404	3,186,367	57,655	141,994	(2,065,182)	3,601,238	218,811
BondBloxx USD High Yield Bond Healthcare Sector ETF	1,705,318	2,524,970	76,458	198,659	(1,461,541)	3,043,864	163,578
BondBloxx USD High Yield Bond Industrial Sector ETF	7,371,542	2,525,871	90,026	396,764	(3,508,395)	6,875,808	464,169
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,238,481	3,507,224	(139,339)	163,865	(3,753,256)	5,016,975	457,768
	$28,470,152	$16,362,121	$302,035	$1,433,012	$(18,952,295)	$27,615,025	$1,877,823

The accompanying notes are an integral part of these portfolio schedules.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 0.4%
Lamar Media Corp.	3.63	01/15/31	$50,000	$44,464
Lamar Media Corp.	3.75	02/15/28	55,000	51,847
Lamar Media Corp.	4.00	02/15/30	45,000	41,538
Lamar Media Corp.	4.88	01/15/29	35,000	34,005
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	35,000	36,690
				208,544
AEROSPACE/DEFENSE – 1.8%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	50,000	51,149
Moog, Inc.(1)	4.25	12/15/27	45,000	43,117
Spirit AeroSystems, Inc.	3.85	06/15/26	25,000	24,017
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	80,000	86,684
TransDigm, Inc.(1)	6.38	03/01/29	250,000	254,963
TransDigm, Inc.(1)	6.63	03/01/32	190,000	194,575
TransDigm, Inc.(1)	6.75	08/15/28	180,000	183,685
TransDigm, Inc.(1)	6.88	12/15/30	120,000	123,491
TransDigm, Inc.(1)	7.13	12/01/31	90,000	93,522
				1,055,203
AGRICULTURE – 0.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	50,000	49,232
Darling Ingredients, Inc.(1)	6.00	06/15/30	85,000	84,395
Vector Group Ltd.(1)	5.75	02/01/29	75,000	72,027
				205,654
AIRLINES – 1.8%
Air Canada(1)	3.88	08/15/26	105,000	101,078
Allegiant Travel Co.(1)	7.25	08/15/27	45,000	42,008
American Airlines, Inc.(1)	7.25	02/15/28	65,000	64,995
American Airlines, Inc.(1)	8.50	05/15/29	85,000	87,562
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	175,000	173,980
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	260,000	254,323
United Airlines, Inc.(1)	4.38	04/15/26	180,000	175,625
United Airlines, Inc.(1)	4.63	04/15/29	165,000	156,064
				1,055,635
APPAREL – 0.3%
Kontoor Brands, Inc.(1)	4.13	11/15/29	35,000	32,199
Levi Strauss & Co.(1)	3.50	03/01/31	45,000	39,262
Under Armour, Inc.	3.25	06/15/26	55,000	52,466
William Carter Co.(1)	5.63	03/15/27	45,000	44,559
				168,486
AUTO MANUFACTURERS – 0.6%
Allison Transmission, Inc.(1)	3.75	01/30/31	90,000	80,219
Allison Transmission, Inc.(1)	4.75	10/01/27	30,000	29,309
Allison Transmission, Inc.(1)	5.88	06/01/29	40,000	40,024
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	40,000	38,256
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	35,000	34,258

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.6% (Continued)
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	$50,000	$49,548
Jaguar Land Rover Automotive PLC(1)	7.75	10/15/25	60,000	60,109
				331,723
AUTO PARTS & EQUIPMENT – 1.0%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	40,000	40,922
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	80,000	80,007
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	65,000	66,237
Dana, Inc.	4.25	09/01/30	60,000	53,046
Dana, Inc.	5.38	11/15/27	55,000	54,097
Dana, Inc.	5.63	06/15/28	20,000	19,507
Phinia, Inc.(1)	6.75	04/15/29	50,000	51,063
ZF North America Capital, Inc.(1)	6.75	04/23/30	70,000	71,418
ZF North America Capital, Inc.(1)	6.88	04/14/28	55,000	56,414
ZF North America Capital, Inc.(1)	6.88	04/23/32	60,000	62,074
ZF North America Capital, Inc.(1)	7.13	04/14/30	50,000	51,947
				606,732
BANKS – 1.5%
Banc of California	3.25	05/01/31	35,000	32,551
Dresdner Funding Trust I(1)	8.15	06/30/31	90,000	98,651
Intesa Sanpaolo SpA(1)	4.20	06/01/32	60,000	51,986
Intesa Sanpaolo SpA(1)	4.95	06/01/42	70,000	54,316
Intesa Sanpaolo SpA(1)	5.71	01/15/26	130,000	129,904
Popular, Inc.	7.25	03/13/28	35,000	36,541
Standard Chartered PLC(1),(2)	7.01	–	65,000	66,256
Texas Capital Bancshares, Inc.	4.00	05/06/31	35,000	32,458
UniCredit SpA(1)	5.46	06/30/35	135,000	129,653
UniCredit SpA(1)	5.86	06/19/32	90,000	89,289
UniCredit SpA(1)	7.30	04/02/34	100,000	103,890
Valley National Bancorp	3.00	06/15/31	30,000	23,863
Western Alliance Bancorp.	3.00	06/15/31	50,000	44,876
				894,234
BUILDING MATERIALS – 2.7%
Boise Cascade Co.(1)	4.88	07/01/30	35,000	32,968
Builders FirstSource, Inc.(1)	4.25	02/01/32	110,000	98,391
Builders FirstSource, Inc.(1)	5.00	03/01/30	45,000	43,094
Builders FirstSource, Inc.(1)	6.38	06/15/32	65,000	65,989
Builders FirstSource, Inc.(1)	6.38	03/01/34	90,000	90,885
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	250,000	255,006
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	40,000	40,819
James Hardie International Finance DAC(1)	5.00	01/15/28	35,000	33,779
Knife River Corp.(1)	7.75	05/01/31	35,000	36,757
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	32,425
Masterbrand, Inc.(1)	7.00	07/15/32	60,000	61,686
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	65,000	65,990
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	90,000	89,249
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	100,000	107,841
Standard Industries, Inc./NJ(1)	3.38	01/15/31	100,000	85,653
Standard Industries, Inc./NJ(1)	4.38	07/15/30	140,000	127,641

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 2.7% (Continued)
Standard Industries, Inc./NJ(1)	4.75	01/15/28	$80,000	$76,728
Standard Industries, Inc./NJ(1)	5.00	02/15/27	75,000	73,443
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	60,000	58,720
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	25,000	25,058
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	75,000	78,260
				1,580,382
CHEMICALS – 2.1%
Ashland, Inc.(1)	3.38	09/01/31	40,000	34,510
Ashland, Inc.	6.88	05/15/43	25,000	25,975
Avient Corp.(1)	7.13	08/01/30	65,000	66,816
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	45,000	47,249
Axalta Coating Systems LLC(1)	3.38	02/15/29	60,000	54,683
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	45,000	44,100
Element Solutions, Inc.(1)	3.88	09/01/28	70,000	64,919
HB Fuller Co.	4.00	02/15/27	50,000	48,374
INEOS Finance PLC(1)	6.75	05/15/28	35,000	35,180
INEOS Finance PLC(1)	7.50	04/15/29	65,000	66,247
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	40,000	42,926
Ingevity Corp.(1)	3.88	11/01/28	45,000	41,236
Methanex Corp.	5.13	10/15/27	60,000	58,474
Methanex Corp.	5.25	12/15/29	55,000	53,571
Methanex Corp.	5.65	12/01/44	30,000	26,262
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	38,495
NOVA Chemicals Corp.(1)	4.25	05/15/29	55,000	49,800
NOVA Chemicals Corp.(1)	5.25	06/01/27	85,000	83,024
NOVA Chemicals Corp.(1)	8.50	11/15/28	40,000	42,503
NOVA Chemicals Corp.(1)	9.00	02/15/30	55,000	58,214
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	32,228
Olin Corp.	5.00	02/01/30	40,000	38,151
Olin Corp.	5.13	09/15/27	45,000	43,971
Olin Corp.	5.63	08/01/29	60,000	59,291
SNF Group SACA(1)	3.13	03/15/27	40,000	37,031
SNF Group SACA(1)	3.38	03/15/30	20,000	17,227
				1,210,457
COAL – 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	30,000	31,562
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	41,195
				72,757
COMMERCIAL SERVICES – 4.5%
ADT Security Corp.(1)	4.13	08/01/29	90,000	84,039
ADT Security Corp.(1)	4.88	07/15/32	60,000	55,846
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	38,916
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	50,000	49,440
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	22,915
AMN Healthcare, Inc.(1)	4.63	10/01/27	50,000	48,080
APX Group, Inc.(1)	6.75	02/15/27	50,000	49,984
Block, Inc.	2.75	06/01/26	85,000	80,927

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.5% (Continued)
Block, Inc.	3.50	06/01/31	$85,000	$73,809
Block, Inc.(1)	6.50	05/15/32	175,000	178,054
Boost Newco Borrower LLC(1)	7.50	01/15/31	185,000	194,971
Brink’s Co.(1)	4.63	10/15/27	50,000	48,516
Brink’s Co.(1)	6.50	06/15/29	30,000	30,600
Brink’s Co.(1)	6.75	06/15/32	40,000	40,806
CoreCivic, Inc.	8.25	04/15/29	45,000	47,402
GEO Group, Inc.	8.63	04/15/29	60,000	62,528
Graham Holdings Co.(1)	5.75	06/01/26	35,000	34,835
Grand Canyon University	5.13	10/01/28	35,000	32,141
Herc Holdings, Inc.(1)	5.50	07/15/27	110,000	109,174
Herc Holdings, Inc.(1)	6.63	06/15/29	60,000	61,306
Hertz Corp.(1)	12.63	07/15/29	65,000	69,177
Korn Ferry(1)	4.63	12/15/27	35,000	33,887
Port of Newcastle Investments Financing Pty Ltd.(1)	5.90	11/24/31	30,000	28,099
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	95,000	88,747
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	115,000	114,988
Service Corp. International/US	3.38	08/15/30	60,000	53,147
Service Corp. International/US	4.00	05/15/31	75,000	67,648
Service Corp. International/US	4.63	12/15/27	50,000	48,652
Service Corp. International/US	5.13	06/01/29	70,000	68,776
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	35,000	34,189
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	36,279
TriNet Group, Inc.(1)	7.13	08/15/31	40,000	41,216
United Rentals North America, Inc.	3.75	01/15/32	65,000	57,448
United Rentals North America, Inc.	3.88	11/15/27	60,000	57,294
United Rentals North America, Inc.	3.88	02/15/31	90,000	81,403
United Rentals North America, Inc.	4.00	07/15/30	70,000	64,099
United Rentals North America, Inc.	4.88	01/15/28	145,000	141,929
United Rentals North America, Inc.	5.25	01/15/30	70,000	68,590
United Rentals North America, Inc.	5.50	05/15/27	45,000	44,874
United Rentals North America, Inc.(1)	6.13	03/15/34	95,000	95,567
				2,640,298
COMPUTERS – 1.4%
ASGN, Inc.(1)	4.63	05/15/28	45,000	43,157
Crane NXT Co.	4.20	03/15/48	30,000	21,312
Crowdstrike Holdings, Inc.	3.00	02/15/29	65,000	58,382
Insight Enterprises, Inc.(1)	6.63	05/15/32	40,000	41,178
KBR, Inc.(1)	4.75	09/30/28	25,000	23,798
NCR Atleos Corp.(1)	9.50	04/01/29	115,000	125,718
Seagate HDD Cayman	4.09	06/01/29	45,000	42,389
Seagate HDD Cayman	4.13	01/15/31	23,000	20,871
Seagate HDD Cayman	4.88	06/01/27	50,000	49,332
Seagate HDD Cayman	5.75	12/01/34	50,000	48,917
Seagate HDD Cayman	8.25	12/15/29	40,000	43,138
Seagate HDD Cayman	8.50	07/15/31	40,000	43,463
Seagate HDD Cayman	9.63	12/01/32	55,850	63,998
Western Digital Corp.	4.75	02/15/26	205,000	201,596
				827,249

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.8%
Coty, Inc.(1)	5.00	04/15/26	$55,000	$54,453
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	38,307
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	65,000	66,790
Edgewell Personal Care Co.(1)	4.13	04/01/29	35,000	32,597
Edgewell Personal Care Co.(1)	5.50	06/01/28	75,000	73,601
Perrigo Finance Unlimited Co.	4.38	03/15/26	60,000	58,707
Perrigo Finance Unlimited Co.	4.90	06/15/30	70,000	66,151
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	20,379
Prestige Brands, Inc.(1)	3.75	04/01/31	55,000	48,533
Prestige Brands, Inc.(1)	5.13	01/15/28	35,000	34,251
				493,769
DISTRIBUTION/WHOLESALE – 0.3%
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	60,000	56,728
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	18,320
Resideo Funding, Inc.(1)	6.50	07/15/32	60,000	60,072
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	50,000	51,113
				186,233
DIVERSIFIED FINANCIAL SERVICES – 6.2%
Ally Financial, Inc.	5.75	11/20/25	100,000	100,380
Ally Financial, Inc.	6.70	02/14/33	40,000	41,139
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	80,000	85,838
Brightsphere Investment Group, Inc.	4.80	07/27/26	25,000	24,250
Burford Capital Global Finance LLC(1)	6.25	04/15/28	35,000	34,250
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	34,554
Burford Capital Global Finance LLC(1)	9.25	07/01/31	55,000	58,675
Credit Acceptance Corp.	6.63	03/15/26	30,000	30,045
Credit Acceptance Corp.(1)	9.25	12/15/28	55,000	58,762
Encore Capital Group, Inc.(1)	8.50	05/15/30	40,000	41,530
Encore Capital Group, Inc.(1)	9.25	04/01/29	45,000	47,473
GGAM Finance Ltd.(1)	6.88	04/15/29	30,000	30,748
GGAM Finance Ltd.(1)	7.75	05/15/26	35,000	35,864
GGAM Finance Ltd.(1)	8.00	02/15/27	60,000	62,082
GGAM Finance Ltd.(1)	8.00	06/15/28	60,000	63,538
goeasy Ltd.(1)	4.38	05/01/26	25,000	24,363
goeasy Ltd.(1)	7.63	07/01/29	50,000	51,179
goeasy Ltd.(1)	9.25	12/01/28	60,000	64,395
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	50,000	47,372
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	120,000	124,549
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	90,000	83,673
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	25,000	24,845
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	35,000	36,755
Macquarie Airfinance Holdings Ltd.(1)	6.40	03/26/29	45,000	46,217
Macquarie Airfinance Holdings Ltd.(1)	6.50	03/26/31	40,000	41,543
Macquarie Airfinance Holdings Ltd.(1)	8.13	03/30/29	40,000	42,357
Macquarie Airfinance Holdings Ltd.(1)	8.38	05/01/28	45,000	47,689
Midcap Financial Issuer Trust(1)	5.63	01/15/30	35,000	31,526
Midcap Financial Issuer Trust(1)	6.50	05/01/28	85,000	82,180

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.2% (Continued)
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	$45,000	$44,288
Navient Corp.	4.88	03/15/28	45,000	42,043
Navient Corp.	5.00	03/15/27	60,000	58,070
Navient Corp.	5.50	03/15/29	65,000	60,515
Navient Corp.	5.63	08/01/33	50,000	41,693
Navient Corp.	6.75	06/15/26	45,000	45,522
Navient Corp.	9.38	07/25/30	45,000	47,979
Navient Corp.	11.50	03/15/31	40,000	44,368
OneMain Finance Corp.	3.50	01/15/27	70,000	66,219
OneMain Finance Corp.	3.88	09/15/28	45,000	41,136
OneMain Finance Corp.	4.00	09/15/30	70,000	61,343
OneMain Finance Corp.	5.38	11/15/29	65,000	62,507
OneMain Finance Corp.	6.63	01/15/28	70,000	70,995
OneMain Finance Corp.	7.13	03/15/26	145,000	147,579
OneMain Finance Corp.	7.50	05/15/31	70,000	72,023
OneMain Finance Corp.	7.88	03/15/30	55,000	57,398
OneMain Finance Corp.	9.00	01/15/29	75,000	79,574
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	60,000	55,665
PennyMac Financial Services, Inc.(1)	5.38	10/15/25	55,000	54,715
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	45,000	43,032
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	60,000	60,500
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	60,000	62,845
PRA Group, Inc.(1)	5.00	10/01/29	25,000	22,232
PRA Group, Inc.(1)	7.38	09/01/25	25,000	25,043
PRA Group, Inc.(1)	8.38	02/01/28	40,000	40,523
PRA Group, Inc.(1)	8.88	01/31/30	40,000	40,755
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	100,000	94,554
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	65,000	59,728
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	105,000	93,499
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	80,000	68,888
SLM Corp.	3.13	11/02/26	75,000	71,039
SLM Corp.	4.20	10/29/25	10,000	9,826
StoneX Group, Inc.(1)	7.88	03/01/31	50,000	52,081
Synchrony Financial	7.25	02/02/33	65,000	66,515
United Wholesale Mortgage LLC(1)	5.50	11/15/25	65,000	64,581
United Wholesale Mortgage LLC(1)	5.50	04/15/29	60,000	57,908
United Wholesale Mortgage LLC(1)	5.75	06/15/27	45,000	44,368
				3,629,320
ELECTRIC – 4.3%
AES Corp.	7.60	01/15/55	80,000	81,438
Algonquin Power & Utilities Corp.	4.75	01/18/82	65,000	59,485
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	40,000	39,613
Calpine Corp.(1)	3.75	03/01/31	80,000	71,017
Calpine Corp.(1)	4.50	02/15/28	105,000	100,650
Calpine Corp.(1)	5.25	06/01/26	35,000	34,766
Clearway Energy Operating LLC(1)	3.75	02/15/31	80,000	70,918
Clearway Energy Operating LLC(1)	3.75	01/15/32	25,000	21,832
Clearway Energy Operating LLC(1)	4.75	03/15/28	80,000	76,857

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.3% (Continued)
DPL, Inc.	4.35	04/15/29	$40,000	$37,586
Edison International	7.88	06/15/54	35,000	36,722
Edison International	8.13	06/15/53	50,000	52,507
Electricite de France SA(1),(2)	9.13	–	130,000	144,356
Emera, Inc.	6.75	06/15/76	105,000	104,843
EUSHI Finance, Inc.(1)	7.63	12/15/54	40,000	40,853
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	30,000	27,317
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	40,000	38,414
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	50,000	47,909
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	65,000	67,567
NRG Energy, Inc.(1)	3.38	02/15/29	40,000	36,025
NRG Energy, Inc.(1)	3.63	02/15/31	90,000	78,821
NRG Energy, Inc.(1)	3.88	02/15/32	50,000	43,708
NRG Energy, Inc.(1)	5.25	06/15/29	60,000	58,388
NRG Energy, Inc.	5.75	01/15/28	70,000	69,624
NRG Energy, Inc.	6.63	01/15/27	35,000	35,001
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	55,000	51,937
PG&E Corp.	5.00	07/01/28	85,000	82,963
PG&E Corp.	5.25	07/01/30	90,000	87,043
Talen Energy Supply LLC(1)	8.63	06/01/30	105,000	113,217
Terraform Global Operating LP(1)	6.13	03/01/26	25,000	24,953
TransAlta Corp.	6.50	03/15/40	25,000	25,494
TransAlta Corp.	7.75	11/15/29	35,000	36,745
Vistra Operations Co. LLC(1)	4.38	05/01/29	110,000	103,877
Vistra Operations Co. LLC(1)	5.00	07/31/27	120,000	117,589
Vistra Operations Co. LLC(1)	5.50	09/01/26	85,000	84,294
Vistra Operations Co. LLC(1)	5.63	02/15/27	120,000	119,153
Vistra Operations Co. LLC(1)	6.88	04/15/32	80,000	82,388
Vistra Operations Co. LLC(1)	7.75	10/15/31	125,000	132,172
				2,538,042
ELECTRICAL COMPONENTS & EQUIPMENT – 0.6%
EnerSys(1)	4.38	12/15/27	30,000	28,827
EnerSys(1)	6.63	01/15/32	25,000	25,480
WESCO Distribution, Inc.(1)	6.38	03/15/29	75,000	76,064
WESCO Distribution, Inc.(1)	6.63	03/15/32	80,000	81,594
WESCO Distribution, Inc.(1)	7.25	06/15/28	115,000	117,936
				329,901
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	35,000	31,321
Coherent Corp.(1)	5.00	12/15/29	90,000	85,930
Imola Merger Corp.(1)	4.75	05/15/29	170,000	160,179
Sensata Technologies BV(1)	4.00	04/15/29	115,000	106,668
Sensata Technologies BV(1)	5.88	09/01/30	55,000	54,326
Sensata Technologies, Inc.(1)	3.75	02/15/31	90,000	79,570
Sensata Technologies, Inc.(1)	4.38	02/15/30	10,000	9,300
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	41,817
				569,111

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	$60,000	$55,802
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	62,691
Topaz Solar Farms LLC(1)	5.75	09/30/39	46,253	45,222
				163,715
ENGINEERING & CONSTRUCTION – 0.6%
AECOM	5.13	03/15/27	90,000	88,984
Arcosa, Inc.(1)	4.38	04/15/29	40,000	37,736
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	42,555
Fluor Corp.	4.25	09/15/28	55,000	52,925
TopBuild Corp.(1)	3.63	03/15/29	35,000	32,248
TopBuild Corp.(1)	4.13	02/15/32	45,000	40,578
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	40,000	38,116
				333,142
ENTERTAINMENT – 2.1%
Caesars Entertainment, Inc.(1)	6.50	02/15/32	120,000	121,659
Caesars Entertainment, Inc.(1)	7.00	02/15/30	185,000	190,958
International Game Technology PLC(1)	4.13	04/15/26	60,000	58,866
International Game Technology PLC(1)	5.25	01/15/29	65,000	63,785
International Game Technology PLC(1)	6.25	01/15/27	70,000	70,709
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	45,000	42,423
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	100,000	101,257
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(1)	4.88	11/01/26	30,000	29,281
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	95,000	86,330
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	20,000	17,536
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	35,000	37,332
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	75,000	77,060
Vail Resorts, Inc.(1)	6.50	05/15/32	55,000	56,264
WMG Acquisition Corp.(1)	3.00	02/15/31	65,000	56,101
WMG Acquisition Corp.(1)	3.75	12/01/29	50,000	45,458
WMG Acquisition Corp.(1)	3.88	07/15/30	45,000	40,596
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	65,000	62,621
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	90,000	93,878
				1,252,114
ENVIRONMENTAL CONTROL – 0.7%
Clean Harbors, Inc.(1)	4.88	07/15/27	55,000	53,881
Clean Harbors, Inc.(1)	5.13	07/15/29	20,000	19,377
Clean Harbors, Inc.(1)	6.38	02/01/31	45,000	45,553
GFL Environmental, Inc.(1)	3.50	09/01/28	70,000	65,136
GFL Environmental, Inc.(1)	3.75	08/01/25	65,000	64,317
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	44,635
GFL Environmental, Inc.(1)	6.75	01/15/31	80,000	82,365
Stericycle, Inc.(1)	3.88	01/15/29	45,000	42,822
				418,086

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	$70,000	$67,748
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	130,000	118,556
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	120,000	117,097
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	75,000	71,728
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	55,000	54,595
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	71,066
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	50,000	50,766
Ingles Markets, Inc.(1)	4.00	06/15/31	30,000	26,564
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	85,000	77,662
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	65,000	58,628
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	40,000	38,796
Performance Food Group, Inc.(1)	4.25	08/01/29	90,000	83,428
Performance Food Group, Inc.(1)	5.50	10/15/27	90,000	88,896
Pilgrim’s Pride Corp.	3.50	03/01/32	80,000	69,409
Pilgrim’s Pride Corp.	4.25	04/15/31	75,000	69,650
Pilgrim’s Pride Corp.	6.25	07/01/33	85,000	88,126
Pilgrim’s Pride Corp.	6.88	05/15/34	40,000	43,280
Post Holdings, Inc.(1)	6.25	02/15/32	90,000	91,254
Safeway, Inc.	7.25	02/01/31	25,000	26,673
US Foods, Inc.(1)	4.63	06/01/30	45,000	42,215
US Foods, Inc.(1)	4.75	02/15/29	80,000	76,691
US Foods, Inc.(1)	6.88	09/15/28	40,000	41,170
US Foods, Inc.(1)	7.25	01/15/32	45,000	47,117
				1,521,115
HEALTHCARE-PRODUCTS – 1.5%
Avantor Funding, Inc.(1)	3.88	11/01/29	65,000	59,959
Avantor Funding, Inc.(1)	4.63	07/15/28	140,000	134,924
Hologic, Inc.(1)	3.25	02/15/29	80,000	73,011
Hologic, Inc.(1)	4.63	02/01/28	40,000	38,763
Medline Borrower LP(1)	3.88	04/01/29	400,000	373,572
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	125,000	127,699
Teleflex, Inc.(1)	4.25	06/01/28	25,000	23,769
Teleflex, Inc.	4.63	11/15/27	60,000	58,410
				890,107
HEALTHCARE-SERVICES – 2.7%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	45,000	41,668
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	45,000	40,930
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	45,000	42,906
Encompass Health Corp.	4.50	02/01/28	75,000	72,564
Encompass Health Corp.	4.63	04/01/31	25,000	23,313
Encompass Health Corp.	4.75	02/01/30	75,000	71,572
Fortrea Holdings, Inc.(1)	7.50	07/01/30	50,000	50,779
IQVIA, Inc.(1)	5.00	10/15/26	95,000	93,708
IQVIA, Inc.(1)	5.00	05/15/27	100,000	98,256
IQVIA, Inc.(1)	6.50	05/15/30	40,000	41,190
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	49,784
Molina Healthcare, Inc.(1)	3.88	05/15/32	65,000	57,403

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 2.7% (Continued)
Molina Healthcare, Inc.(1)	4.38	06/15/28	$68,000	$64,798
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	36,432
Tenet Healthcare Corp.	4.25	06/01/29	125,000	118,049
Tenet Healthcare Corp.	4.38	01/15/30	125,000	117,384
Tenet Healthcare Corp.	4.63	06/15/28	50,000	48,218
Tenet Healthcare Corp.	5.13	11/01/27	125,000	122,864
Tenet Healthcare Corp.	6.13	06/15/30	180,000	180,902
Tenet Healthcare Corp.	6.75	05/15/31	115,000	118,247
Toledo Hospital	4.98	11/15/45	25,000	18,942
Toledo Hospital	5.33	11/15/28	25,000	24,239
Toledo Hospital	6.02	11/15/48	40,000	35,451
				1,569,599
HOLDING COMPANIES-DIVERS – 0.2%
Benteler International AG(1)	10.50	05/15/28	40,000	42,578
Stena International SA(1)	7.25	01/15/31	60,000	61,437
Stena International SA(1)	7.63	02/15/31	35,000	36,018
				140,033
HOME BUILDERS – 1.4%
Century Communities, Inc.(1)	3.88	08/15/29	40,000	36,503
Century Communities, Inc.	6.75	06/01/27	50,000	50,332
Forestar Group, Inc.(1)	3.85	05/15/26	35,000	33,873
Forestar Group, Inc.(1)	5.00	03/01/28	30,000	28,907
Installed Building Products, Inc.(1)	5.75	02/01/28	30,000	29,607
KB Home	4.00	06/15/31	30,000	27,092
KB Home	4.80	11/15/29	25,000	24,064
KB Home	6.88	06/15/27	25,000	25,817
KB Home	7.25	07/15/30	35,000	36,358
LGI Homes, Inc.(1)	4.00	07/15/29	30,000	26,886
LGI Homes, Inc.(1)	8.75	12/15/28	30,000	31,892
M/I Homes, Inc.	3.95	02/15/30	30,000	27,411
M/I Homes, Inc.	4.95	02/01/28	30,000	29,311
Mattamy Group Corp.(1)	4.63	03/01/30	50,000	46,866
Mattamy Group Corp.(1)	5.25	12/15/27	40,000	39,157
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	40,000	38,359
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	30,000	28,468
STL Holding Co. LLC(1)	8.75	02/15/29	25,000	26,048
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	40,000	39,040
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	45,000	45,095
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	45,000	45,229
Thor Industries, Inc.(1)	4.00	10/15/29	45,000	40,606
Tri Pointe Homes, Inc.	5.70	06/15/28	55,000	54,955
Winnebago Industries, Inc.(1)	6.25	07/15/28	25,000	24,806
				836,682
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	70,000	60,324
Tempur Sealy International, Inc.(1)	4.00	04/15/29	65,000	59,432
				119,756

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp.(1)	4.25	03/15/29	$55,000	$50,115
Central Garden & Pet Co.	4.13	10/15/30	35,000	31,652
Central Garden & Pet Co.(1)	4.13	04/30/31	45,000	40,197
Central Garden & Pet Co.	5.13	02/01/28	25,000	24,400
				146,364
HOUSEWARES – 0.6%
Newell Brands, Inc.	5.70	04/01/26	175,000	174,717
Newell Brands, Inc.	6.38	09/15/27	35,000	35,070
Newell Brands, Inc.	6.63	09/15/29	45,000	45,232
Newell Brands, Inc.	6.88	04/01/36	35,000	33,552
Newell Brands, Inc.	7.00	04/01/46	65,000	57,179
				345,750
INSURANCE – 0.7%
Assurant, Inc.	7.00	03/27/48	35,000	35,611
Constellation Insurance, Inc.(1)	6.63	05/01/31	25,000	24,563
Constellation Insurance, Inc.(1)	6.80	01/24/30	35,000	34,714
Genworth Holdings, Inc.	6.50	06/15/34	25,000	24,091
Global Atlantic Finance Co.(1)	4.70	10/15/51	65,000	60,991
Global Atlantic Finance Co.(1)	7.95	10/15/54	55,000	55,954
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	50,000	46,814
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	80,000	50,387
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	20,000	21,462
Ryan Specialty LLC(1)	4.38	02/01/30	35,000	32,991
				387,578
INTERNET – 1.9%
Cogent Communications Group LLC(1)	3.50	05/01/26	45,000	43,274
Gen Digital, Inc.(1)	6.75	09/30/27	75,000	76,338
Gen Digital, Inc.(1)	7.13	09/30/30	59,000	61,042
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	75,000	68,258
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	50,000	49,269
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	38,845
Match Group Holdings II LLC(1)	4.13	08/01/30	35,000	31,473
Match Group Holdings II LLC(1)	4.63	06/01/28	45,000	42,967
Match Group Holdings II LLC(1)	5.00	12/15/27	40,000	38,937
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	29,225
Rakuten Group, Inc.(1)	9.75	04/15/29	170,000	180,299
Rakuten Group, Inc.(1)	11.25	02/15/27	160,000	173,037
Uber Technologies, Inc.(1)	4.50	08/15/29	135,000	130,381
Uber Technologies, Inc.(1)	6.25	01/15/28	35,000	35,341
Uber Technologies, Inc.(1)	7.50	09/15/27	110,000	112,176
Ziff Davis, Inc.(1)	4.63	10/15/30	35,000	31,597
				1,142,459
INVESTMENT COMPANIES – 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	55,000	47,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	130,000	124,778
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	105,000	104,739

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 0.7% (Continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.00	06/15/30	$70,000	$70,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	9.75	01/15/29	55,000	57,987
				406,377
IRON/STEEL – 1.3%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	65,000	65,201
Carpenter Technology Corp.	6.38	07/15/28	30,000	30,202
Carpenter Technology Corp.	7.63	03/15/30	30,000	31,327
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	30,000	28,490
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	30,000	27,411
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	49,981
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	70,000	70,563
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	65,000	65,316
Commercial Metals Co.	3.88	02/15/31	55,000	49,462
Commercial Metals Co.	4.13	01/15/30	25,000	23,172
Mineral Resources Ltd.(1)	8.00	11/01/27	50,000	51,363
Mineral Resources Ltd.(1)	8.13	05/01/27	63,000	63,918
Mineral Resources Ltd.(1)	8.50	05/01/30	50,000	52,253
Mineral Resources Ltd.(1)	9.25	10/01/28	100,000	106,471
United States Steel Corp.	6.65	06/01/37	25,000	25,584
United States Steel Corp.	6.88	03/01/29	39,000	39,276
				779,990
LEISURE TIME – 2.7%
Acushnet Co.(1)	7.38	10/15/28	30,000	31,308
Amer Sports Co.(1)	6.75	02/16/31	70,000	69,673
Carnival Corp.(1)	4.00	08/01/28	210,000	198,825
Carnival Corp.(1)	7.00	08/15/29	45,000	46,968
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	175,000	189,292
Life Time, Inc.(1)	5.75	01/15/26	80,000	79,746
NCL Corp. Ltd.(1)	8.13	01/15/29	75,000	79,778
NCL Corp. Ltd.(1)	8.38	02/01/28	50,000	52,710
Royal Caribbean Cruises Ltd.	3.70	03/15/28	45,000	42,440
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	60,000	58,477
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	90,000	89,530
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	75,000	74,710
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	130,000	129,590
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	115,000	117,348
Royal Caribbean Cruises Ltd.(1)	7.25	01/15/30	50,000	52,436
Royal Caribbean Cruises Ltd.	7.50	10/15/27	30,000	31,744
Royal Caribbean Cruises Ltd.(1)	9.25	01/15/29	90,000	96,260
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	30,000	29,622
Vista Outdoor, Inc.(1)	4.50	03/15/29	45,000	44,798
VOC Escrow Ltd.(1)	5.00	02/15/28	55,000	53,713
				1,568,968
LODGING – 2.3%
Boyd Gaming Corp.	4.75	12/01/27	85,000	82,768
Boyd Gaming Corp.(1)	4.75	06/15/31	75,000	69,149
Genting New York LLC/GENNY Capital, Inc.(1)	3.30	02/15/26	45,000	43,344

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 2.3% (Continued)
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	$135,000	$118,337
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	75,000	69,590
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	95,000	86,127
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	87,097
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	45,000	44,986
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	45,000	45,385
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	35,000	35,377
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	6.63	01/15/32	75,000	75,794
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	49,373
MGM Resorts International	4.63	09/01/26	35,000	34,342
MGM Resorts International	4.75	10/15/28	65,000	62,527
MGM Resorts International	5.50	04/15/27	60,000	59,608
MGM Resorts International	6.50	04/15/32	65,000	65,260
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	51,162
Travel + Leisure Co.(1)	4.63	03/01/30	30,000	27,593
Travel + Leisure Co.	6.00	04/01/27	40,000	40,161
Travel + Leisure Co.	6.60	10/01/25	25,000	25,230
Travel + Leisure Co.(1)	6.63	07/31/26	55,000	55,546
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	45,000	42,490
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	80,000	78,448
				1,349,694
MACHINERY-CONSTRUCTION & MINING – 0.3%
BWX Technologies, Inc.(1)	4.13	06/30/28	35,000	33,332
BWX Technologies, Inc.(1)	4.13	04/15/29	35,000	33,033
Terex Corp.(1)	5.00	05/15/29	55,000	52,902
Vertiv Group Corp.(1)	4.13	11/15/28	70,000	66,364
				185,631
MACHINERY-DIVERSIFIED – 0.4%
Chart Industries, Inc.(1)	7.50	01/01/30	130,000	135,402
Esab Corp.(1)	6.25	04/15/29	65,000	66,000
Mueller Water Products, Inc.(1)	4.00	06/15/29	35,000	32,690
				234,092
MEDIA – 6.5%
AMC Networks, Inc.(1)	10.25	01/15/29	80,000	79,114
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	150,000	127,744
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	95,000	75,118
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	125,000	109,537
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	140,000	117,329
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	85,000	69,915
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	145,000	129,931
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	60,000	51,378
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	115,000	109,582
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	150,000	145,817
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	75,000	70,180
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	30,000	29,863
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	65,000	63,329

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.5% (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	$50,000	$50,522
Directv Financing LLC(1)	8.88	02/01/30	70,000	70,153
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	320,000	308,399
Gannett Holdings LLC(1)	6.00	11/01/26	30,000	29,167
Gray Television, Inc.(1)	10.50	07/15/29	112,000	116,973
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	75,000	62,492
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	95,000	88,643
News Corp.(1)	3.88	05/15/29	90,000	83,419
News Corp.(1)	5.13	02/15/32	40,000	38,034
Nexstar Media, Inc.(1)	4.75	11/01/28	85,000	78,286
Nexstar Media, Inc.(1)	5.63	07/15/27	150,000	145,612
Paramount Global	6.25	02/28/57	55,000	48,084
Paramount Global	6.38	03/30/62	90,000	82,712
Scripps Escrow II, Inc.(1)	3.88	01/15/29	45,000	29,310
Sirius XM Radio, Inc.(1)	3.13	09/01/26	85,000	80,813
Sirius XM Radio, Inc.(1)	3.88	09/01/31	135,000	112,858
Sirius XM Radio, Inc.(1)	4.00	07/15/28	170,000	156,124
Sirius XM Radio, Inc.(1)	4.13	07/01/30	125,000	108,758
Sirius XM Radio, Inc.(1)	5.00	08/01/27	135,000	130,734
Sirius XM Radio, Inc.(1)	5.50	07/01/29	115,000	110,022
Sunrise FinCo I BV(1)	4.88	07/15/31	110,000	100,184
TEGNA, Inc.	4.63	03/15/28	85,000	78,301
TEGNA, Inc.(1)	4.75	03/15/26	45,000	44,346
TEGNA, Inc.	5.00	09/15/29	100,000	91,347
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	80,000	69,452
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	125,000	116,518
VZ Secured Financing BV(1)	5.00	01/15/32	135,000	118,583
Ziggo BV(1)	4.88	01/15/30	80,000	72,926
				3,801,609
METAL FABRICATE/HARDWARE – 0.3%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	25,000	24,508
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	50,379
Vallourec SACA(1)	7.50	04/15/32	75,000	78,564
				153,451
MINING – 1.6%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	45,000	42,072
Alcoa Nederland Holding BV(1)	5.50	12/15/27	60,000	59,239
Alcoa Nederland Holding BV(1)	6.13	05/15/28	45,000	45,118
Alcoa Nederland Holding BV(1)	7.13	03/15/31	65,000	67,142
Arsenal AIC Parent LLC(1)	8.00	10/01/30	65,000	69,238
Constellium SE(1)	3.75	04/15/29	45,000	41,104
Constellium SE(1)	5.63	06/15/28	30,000	29,618
Constellium SE(1)	5.88	02/15/26	25,000	24,987
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	125,000	113,125
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	52,803
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	65,000	64,130
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	70,000	69,380

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.6% (Continued)
Novelis Corp.(1)	3.25	11/15/26	$65,000	$61,911
Novelis Corp.(1)	3.88	08/15/31	70,000	61,578
Novelis Corp.(1)	4.75	01/30/30	135,000	127,668
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	30,000	30,809
				959,922
MISCELLANEOUS MANUFACTURER – 0.3%
Amsted Industries, Inc.(1)	4.63	05/15/30	20,000	18,448
Amsted Industries, Inc.(1)	5.63	07/01/27	45,000	44,325
Hillenbrand, Inc.	3.75	03/01/31	35,000	30,724
Hillenbrand, Inc.	5.00	09/15/26	35,000	34,585
Hillenbrand, Inc.	6.25	02/15/29	40,000	40,546
Trinity Industries, Inc.(1)	7.75	07/15/28	35,000	36,546
				205,174
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	40,000	38,641

OFFICE/BUSINESS EQUIPMENT – 0.3%
Xerox Holdings Corp.(1)	5.00	08/15/25	36,000	35,407
Xerox Holdings Corp.(1)	5.50	08/15/28	60,000	50,963
Xerox Holdings Corp.(1)	8.88	11/30/29	45,000	41,840
Zebra Technologies Corp.(1)	6.50	06/01/32	40,000	41,126
				169,336
OIL & GAS – 7.0%
Antero Resources Corp.(1)	5.38	03/01/30	55,000	53,795
Antero Resources Corp.(1)	7.63	02/01/29	34,000	35,145
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	40,000	39,261
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	7.00	11/01/26	50,000	50,087
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	40,000	41,087
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	30,000	36,936
Baytex Energy Corp.(1)	7.38	03/15/32	55,000	56,201
Baytex Energy Corp.(1)	8.50	04/30/30	65,000	68,650
Chesapeake Energy Corp.(1)	5.50	02/01/26	45,000	44,779
Chesapeake Energy Corp.(1)	5.88	02/01/29	45,000	44,754
Chesapeake Energy Corp.(1)	6.75	04/15/29	85,000	85,960
Chord Energy Corp.(1)	6.38	06/01/26	35,000	35,188
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	39,152
Civitas Resources, Inc.(1)	8.38	07/01/28	125,000	131,395
Civitas Resources, Inc.(1)	8.63	11/01/30	80,000	86,459
Civitas Resources, Inc.(1)	8.75	07/01/31	115,000	123,812
CNX Resources Corp.(1)	6.00	01/15/29	45,000	44,576
CNX Resources Corp.(1)	7.25	03/01/32	25,000	25,843
CNX Resources Corp.(1)	7.38	01/15/31	55,000	56,824
Crescent Energy Finance LLC(1)	7.38	01/15/33	60,000	60,864
Crescent Energy Finance LLC(1)	7.63	04/01/32	65,000	66,702
Crescent Energy Finance LLC(1)	9.25	02/15/28	90,000	95,081
CrownRock LP/CrownRock Finance, Inc.(1)	5.00	05/01/29	20,000	20,169
CrownRock LP/CrownRock Finance, Inc.(1)	5.63	10/15/25	92,000	91,940

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 7.0% (Continued)
Endeavor Energy Resources LP/EER Finance, Inc.(1)	5.75	01/30/28	$75,000	$75,749
Energean PLC(1)	6.50	04/30/27	40,000	39,418
Harbour Energy PLC(1)	5.50	10/15/26	45,000	44,460
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	50,000	49,193
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	55,000	53,848
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	55,000	53,585
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	45,000	45,082
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	38,934
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	30,000	29,864
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	65,000	70,353
Matador Resources Co.(1)	6.50	04/15/32	80,000	80,459
Matador Resources Co.(1)	6.88	04/15/28	45,000	45,921
MEG Energy Corp.(1)	5.88	02/01/29	50,000	49,408
Murphy Oil Corp.	5.88	12/01/27	40,000	40,018
Murphy Oil Corp.	5.88	12/01/42	30,000	27,504
Murphy Oil Corp.	6.38	07/15/28	25,000	25,185
Noble Finance II LLC(1)	8.00	04/15/30	50,000	52,610
Parkland Corp.(1)	4.50	10/01/29	70,000	65,413
Parkland Corp.(1)	4.63	05/01/30	65,000	60,484
Parkland Corp.(1)	5.88	07/15/27	45,000	44,885
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	75,000	73,636
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	45,000	46,640
Permian Resources Operating LLC(1)	5.38	01/15/26	20,000	19,997
Permian Resources Operating LLC(1)	5.88	07/01/29	65,000	64,662
Permian Resources Operating LLC(1)	7.00	01/15/32	90,000	93,241
Permian Resources Operating LLC(1)	7.75	02/15/26	30,000	30,397
Permian Resources Operating LLC(1)	8.00	04/15/27	45,000	46,477
Permian Resources Operating LLC(1)	9.88	07/15/31	40,000	44,598
Range Resources Corp.(1)	4.75	02/15/30	45,000	42,655
Range Resources Corp.	8.25	01/15/29	55,000	57,173
Seadrill Finance Ltd.(1)	8.38	08/01/30	50,000	52,737
SM Energy Co.	6.50	07/15/28	35,000	34,939
SM Energy Co.	6.63	01/15/27	35,000	35,066
SM Energy Co.	6.75	09/15/26	40,000	40,072
SM Energy Co.(1)	6.75	08/01/29	65,000	65,472
SM Energy Co.(1)	7.00	08/01/32	65,000	65,745
Southwestern Energy Co.	4.75	02/01/32	105,000	98,187
Southwestern Energy Co.	5.38	02/01/29	55,000	53,903
Southwestern Energy Co.	5.38	03/15/30	100,000	97,684
Southwestern Energy Co.	8.38	09/15/28	30,000	31,005
Sunoco LP(1)	7.00	05/01/29	70,000	72,097
Sunoco LP(1)	7.25	05/01/32	70,000	72,812
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	65,000	61,480
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	70,000	65,371
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	30,000	29,909
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	55,000	54,927
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	40,000	41,176
Valaris Ltd.(1)	8.38	04/30/30	95,000	99,531

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 7.0% (Continued)
Viper Energy, Inc.(1)	5.38	11/01/27	$40,000	$39,396
Viper Energy, Inc.(1)	7.38	11/01/31	35,000	36,754
				4,094,772
OIL & GAS SERVICES – 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	70,000	69,889
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	45,000	45,232
Enerflex Ltd.(1)	9.00	10/15/27	55,000	56,906
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	30,000	32,079
Oceaneering International, Inc.	6.00	02/01/28	30,000	29,898
				234,004
PACKAGING & CONTAINERS – 2.0%
Ball Corp.	2.88	08/15/30	110,000	94,609
Ball Corp.	3.13	09/15/31	75,000	64,113
Ball Corp.	6.00	06/15/29	90,000	90,988
Ball Corp.	6.88	03/15/28	85,000	87,470
Berry Global, Inc.(1)	5.63	07/15/27	70,000	69,360
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	40,000	38,824
Crown Americas LLC	5.25	04/01/30	50,000	49,014
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	30,000	29,033
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	75,000	73,916
Crown Cork & Seal Co., Inc.	7.38	12/15/26	25,000	26,077
Graphic Packaging International LLC(1)	3.50	03/15/28	55,000	51,372
Graphic Packaging International LLC(1)	3.75	02/01/30	50,000	45,433
Graphic Packaging International LLC(1)	4.75	07/15/27	20,000	19,640
Graphic Packaging International LLC(1)	6.38	07/15/32	50,000	50,633
OI European Group BV(1)	4.75	02/15/30	35,000	32,225
Sealed Air Corp.(1)	4.00	12/01/27	35,000	33,228
Sealed Air Corp.(1)	5.00	04/15/29	30,000	29,002
Sealed Air Corp.(1)	6.50	07/15/32	30,000	30,442
Sealed Air Corp.(1)	6.88	07/15/33	45,000	47,400
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	75,000	75,581
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	35,000	36,482
Silgan Holdings, Inc.	4.13	02/01/28	50,000	47,673
TriMas Corp.(1)	4.13	04/15/29	40,000	36,971
				1,159,486
PHARMACEUTICALS – 0.8%
180 Medical, Inc.(1)	3.88	10/15/29	45,000	40,833
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	70,000	70,220
Jazz Securities DAC(1)	4.38	01/15/29	135,000	126,879
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	175,000	164,538
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	50,000	50,510
				452,980
PIPELINES – 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	65,000	63,612
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	60,000	59,897
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	55,000	54,670
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	50,000	51,043

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.4% (Continued)
Buckeye Partners LP	3.95	12/01/26	$50,000	$48,223
Buckeye Partners LP	4.13	12/01/27	48,000	45,161
Buckeye Partners LP(1)	4.50	03/01/28	45,000	42,957
Buckeye Partners LP	5.85	11/15/43	55,000	48,840
Buckeye Partners LP(1)	6.88	07/01/29	45,000	45,744
CNX Midstream Partners LP(1)	4.75	04/15/30	35,000	32,145
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	125,000	120,329
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	40,000	42,331
DT Midstream, Inc.(1)	4.13	06/15/29	95,000	88,890
DT Midstream, Inc.(1)	4.38	06/15/31	85,000	78,431
Energy Transfer LP	7.13	10/01/54	35,000	35,141
Energy Transfer LP	8.00	05/15/54	70,000	74,566
EQM Midstream Partners LP	4.13	12/01/26	45,000	43,967
EQM Midstream Partners LP(1)	4.50	01/15/29	65,000	62,335
EQM Midstream Partners LP(1)	4.75	01/15/31	95,000	89,757
EQM Midstream Partners LP	5.50	07/15/28	75,000	74,674
EQM Midstream Partners LP(1)	6.38	04/01/29	35,000	35,753
EQM Midstream Partners LP(1)	6.50	07/01/27	80,000	81,595
EQM Midstream Partners LP	6.50	07/15/48	50,000	50,785
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	51,404
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	53,993
Harvest Midstream I LP(1)	7.50	09/01/28	70,000	71,750
Harvest Midstream I LP(1)	7.50	05/15/32	40,000	41,180
Hess Midstream Operations LP(1)	4.25	02/15/30	95,000	88,243
Hess Midstream Operations LP(1)	5.13	06/15/28	10,000	9,741
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	19,443
Hess Midstream Operations LP(1)	5.63	02/15/26	85,000	84,607
Hess Midstream Operations LP(1)	6.50	06/01/29	60,000	61,213
Kinetik Holdings LP(1)	5.88	06/15/30	90,000	89,162
Kinetik Holdings LP(1)	6.63	12/15/28	70,000	71,435
New Fortress Energy, Inc.(1)	6.50	09/30/26	130,000	120,968
New Fortress Energy, Inc.(1)	6.75	09/15/25	78,000	76,733
New Fortress Energy, Inc.(1)	8.75	03/15/29	65,000	58,980
Northriver Midstream Finance LP(1)	6.75	07/15/32	50,000	50,313
NuStar Logistics LP	5.63	04/28/27	45,000	44,865
NuStar Logistics LP	5.75	10/01/25	10,000	10,008
NuStar Logistics LP	6.00	06/01/26	95,000	95,175
NuStar Logistics LP	6.38	10/01/30	50,000	51,062
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	23,374
Rockies Express Pipeline LLC(1)	4.95	07/15/29	50,000	47,854
Rockies Express Pipeline LLC(1)	7.50	07/15/38	65,000	68,157
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	95,000	91,740
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	65,000	61,641
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	40,000	37,730
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	75,000	76,031
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	105,000	97,153
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	110,000	95,475
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	110,000	100,071
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	90,000	92,486

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.4% (Continued)
Venture Global LNG, Inc.(1)	7.00	01/15/30	$125,000	$126,384
Venture Global LNG, Inc.(1)	8.13	06/01/28	195,000	203,202
Venture Global LNG, Inc.(1)	8.38	06/01/31	200,000	210,301
Venture Global LNG, Inc.(1)	9.50	02/01/29	265,000	294,975
Venture Global LNG, Inc.(1)	9.88	02/01/32	170,000	188,821
				4,336,516
REAL ESTATE – 0.6%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	55,000	55,154
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	35,000	37,674
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	35,000	37,188
Howard Hughes Corp.(1)	4.13	02/01/29	55,000	50,502
Howard Hughes Corp.(1)	4.38	02/01/31	55,000	49,205
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	63,095
Newmark Group, Inc.	7.50	01/12/29	40,000	42,027
				334,845
REAL ESTATE INVESTMENT TRUST (REITS) – 3.7%
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	35,000	32,159
Brandywine Operating Partnership LP	3.95	11/15/27	45,000	41,597
Brandywine Operating Partnership LP	4.55	10/01/29	35,000	31,495
Brandywine Operating Partnership LP	8.05	03/15/28	20,000	21,054
Brandywine Operating Partnership LP	8.88	04/12/29	30,000	31,895
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	40,000	37,405
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	40,000	36,237
Hudson Pacific Properties LP	3.25	01/15/30	40,000	30,502
Hudson Pacific Properties LP	3.95	11/01/27	35,000	30,800
Hudson Pacific Properties LP	4.65	04/01/29	45,000	37,998
Hudson Pacific Properties LP	5.95	02/15/28	30,000	27,100
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	60,000	56,084
Iron Mountain, Inc.(1)	4.50	02/15/31	100,000	92,011
Iron Mountain, Inc.(1)	4.88	09/15/27	100,000	97,719
Iron Mountain, Inc.(1)	4.88	09/15/29	90,000	86,074
Iron Mountain, Inc.(1)	5.00	07/15/28	30,000	29,107
Iron Mountain, Inc.(1)	5.25	03/15/28	65,000	63,751
Iron Mountain, Inc.(1)	5.25	07/15/30	110,000	105,979
Iron Mountain, Inc.(1)	5.63	07/15/32	55,000	53,089
Iron Mountain, Inc.(1)	7.00	02/15/29	95,000	97,710
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	55,000	53,262
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	65,000	61,828
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	5.25	10/01/25	20,000	19,922
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	40,000	40,970
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	40,000	36,452
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	70,000	66,207
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	60,000	59,456
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	7.00	02/01/30	45,000	45,837
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	50,000	47,409

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 3.7% (Continued)
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	$60,000	$58,306
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	85,000	86,014
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	35,000	36,170
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	42,996
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	40,189
SBA Communications Corp.	3.13	02/01/29	135,000	122,308
SBA Communications Corp.	3.88	02/15/27	125,000	120,437
Starwood Property Trust, Inc.(1)	3.63	07/15/26	40,000	38,148
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	43,249
Starwood Property Trust, Inc.(1)	7.25	04/01/29	50,000	51,485
Vornado Realty LP	2.15	06/01/26	40,000	37,552
Vornado Realty LP	3.40	06/01/31	30,000	24,457
				2,172,420
RETAIL – 5.5%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	70,000	64,217
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	145,000	136,441
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	90,000	90,991
Academy Ltd.(1)	6.00	11/15/27	35,000	34,793
Advance Auto Parts, Inc.	1.75	10/01/27	30,000	26,635
Advance Auto Parts, Inc.	3.50	03/15/32	30,000	26,055
Advance Auto Parts, Inc.	3.90	04/15/30	40,000	36,910
Advance Auto Parts, Inc.	5.90	03/09/26	25,000	25,073
Advance Auto Parts, Inc.	5.95	03/09/28	30,000	30,228
Asbury Automotive Group, Inc.	4.50	03/01/28	30,000	28,717
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	70,000	65,495
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	37,628
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	55,000	50,724
Bath & Body Works, Inc.	5.25	02/01/28	30,000	29,425
Bath & Body Works, Inc.(1)	6.63	10/01/30	85,000	85,884
Bath & Body Works, Inc.	6.69	01/15/27	20,000	20,429
Bath & Body Works, Inc.	6.75	07/01/36	55,000	55,103
Bath & Body Works, Inc.	6.88	11/01/35	65,000	65,923
Bath & Body Works, Inc.	7.50	06/15/29	45,000	46,467
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	25,000	24,289
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	55,000	56,280
FirstCash, Inc.(1)	4.63	09/01/28	45,000	43,029
FirstCash, Inc.(1)	5.63	01/01/30	55,000	53,465
FirstCash, Inc.(1)	6.88	03/01/32	40,000	40,505
Foot Locker, Inc.(1)	4.00	10/01/29	35,000	29,986
Gap, Inc.(1)	3.63	10/01/29	65,000	56,877
Gap, Inc.(1)	3.88	10/01/31	65,000	54,669
Group 1 Automotive, Inc.(1)	4.00	08/15/28	65,000	60,635
Group 1 Automotive, Inc.(1)	6.38	01/15/30	45,000	45,499
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	65,000	63,678
Kohl’s Corp.	4.63	05/01/31	55,000	44,701
Kohl’s Corp.	5.55	07/17/45	30,000	19,683
Lithia Motors, Inc.(1)	3.88	06/01/29	70,000	63,640
Lithia Motors, Inc.(1)	4.38	01/15/31	40,000	35,941
Lithia Motors, Inc.(1)	4.63	12/15/27	45,000	43,334

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.5% (Continued)
Macy’s Retail Holdings LLC	4.30	02/15/43	$25,000	$17,990
Macy’s Retail Holdings LLC	4.50	12/15/34	25,000	21,280
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	20,290
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	40,000	39,104
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	35,000	33,624
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	40,000	38,210
Marks & Spencer PLC(1)	7.13	12/01/37	30,000	32,605
Murphy Oil USA, Inc.(1)	3.75	02/15/31	40,000	35,552
Murphy Oil USA, Inc.	4.75	09/15/29	45,000	43,084
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	29,730
Nordstrom, Inc.	4.00	03/15/27	30,000	28,736
Nordstrom, Inc.	4.25	08/01/31	40,000	35,687
Nordstrom, Inc.	4.38	04/01/30	45,000	40,949
Nordstrom, Inc.	5.00	01/15/44	80,000	64,107
Nordstrom, Inc.	6.95	03/15/28	25,000	25,524
Penske Automotive Group, Inc.	3.50	09/01/25	50,000	48,820
Penske Automotive Group, Inc.	3.75	06/15/29	44,000	40,231
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	105,000	98,756
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	50,000	49,859
Sonic Automotive, Inc.(1)	4.63	11/15/29	50,000	45,752
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	44,691
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	46,499
Walgreens Boots Alliance, Inc.	3.20	04/15/30	35,000	28,893
Walgreens Boots Alliance, Inc.	3.45	06/01/26	130,000	123,976
Walgreens Boots Alliance, Inc.	4.10	04/15/50	70,000	46,061
Walgreens Boots Alliance, Inc.	4.50	11/18/34	30,000	23,891
Walgreens Boots Alliance, Inc.	4.65	06/01/46	10,000	6,799
Walgreens Boots Alliance, Inc.	4.80	11/18/44	60,000	45,076
Yum! Brands, Inc.	3.63	03/15/31	85,000	75,894
Yum! Brands, Inc.	4.63	01/31/32	95,000	88,699
Yum! Brands, Inc.(1)	4.75	01/15/30	70,000	67,506
Yum! Brands, Inc.	5.35	11/01/43	25,000	23,896
Yum! Brands, Inc.	5.38	04/01/32	85,000	82,449
Yum! Brands, Inc.	6.88	11/15/37	30,000	32,902
				3,220,471
SEMICONDUCTORS – 0.7%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	50,156
Entegris, Inc.(1)	3.63	05/01/29	40,000	36,313
Entegris, Inc.(1)	4.38	04/15/28	30,000	28,505
Entegris, Inc.(1)	4.75	04/15/29	140,000	135,210
Entegris, Inc.(1)	5.95	06/15/30	75,000	74,889
ON Semiconductor Corp.(1)	3.88	09/01/28	60,000	56,098
Synaptics, Inc.(1)	4.00	06/15/29	40,000	36,798
				417,969

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 1.3%
Camelot Finance SA(1)	4.50	11/01/26	$60,000	$58,557
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	80,000	75,116
Elastic NV(1)	4.13	07/15/29	50,000	46,161
Fair Isaac Corp.(1)	4.00	06/15/28	75,000	70,631
Fair Isaac Corp.(1)	5.25	05/15/26	40,000	39,819
Open Text Corp.(1)	3.88	02/15/28	80,000	74,757
Open Text Corp.(1)	3.88	12/01/29	70,000	63,602
Open Text Holdings, Inc.(1)	4.13	02/15/30	80,000	73,037
Open Text Holdings, Inc.(1)	4.13	12/01/31	55,000	49,147
PTC, Inc.(1)	4.00	02/15/28	45,000	42,659
RingCentral, Inc.(1)	8.50	08/15/30	35,000	36,803
ROBLOX Corp.(1)	3.88	05/01/30	90,000	80,728
Twilio, Inc.	3.63	03/15/29	45,000	40,854
Twilio, Inc.	3.88	03/15/31	40,000	35,949
				787,820
TELECOMMUNICATIONS – 3.3%
British Telecommunications PLC(1)	4.25	11/23/81	45,000	42,919
British Telecommunications PLC(1)	4.88	11/23/81	40,000	36,041
Ciena Corp.(1)	4.00	01/31/30	30,000	27,571
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	6.75	10/01/26	170,000	167,253
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	260,000	247,994
Millicom International Cellular SA(1)	4.50	04/27/31	70,000	61,543
Millicom International Cellular SA(1)	5.13	01/15/28	18,000	17,339
Millicom International Cellular SA(1)	6.25	03/25/29	63,000	61,659
Millicom International Cellular SA(1)	7.38	04/02/32	50,000	50,224
Optics Bidco SpA(1)	6.00	09/30/34	50,000	47,500
Optics Bidco SpA(1)	6.38	11/15/33	50,000	49,275
Optics Bidco SpA(1)	7.20	07/18/36	30,000	30,796
Optics Bidco SpA(1)	7.72	06/04/38	40,000	42,884
Rogers Communications, Inc.(1)	5.25	03/15/82	65,000	63,063
Telecom Italia Capital SA	6.00	09/30/34	40,000	37,699
Telecom Italia Capital SA	6.38	11/15/33	40,000	39,023
Telecom Italia Capital SA	7.20	07/18/36	40,000	39,974
Telecom Italia Capital SA	7.72	06/04/38	50,000	50,879
United States Cellular Corp.	6.70	12/15/33	45,000	48,238
Viasat, Inc.(1)	5.63	04/15/27	50,000	47,036
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	26,040
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	130,000	110,232
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	125,000	107,483
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	50,000	50,038
Vodafone Group PLC	3.25	06/04/81	45,000	42,520
Vodafone Group PLC	4.13	06/04/81	90,000	79,368
Vodafone Group PLC	5.13	06/04/81	80,000	60,254
Vodafone Group PLC	7.00	04/04/79	170,000	176,262
Zegona Finance PLC(1)	8.63	07/15/29	80,000	81,805
				1,942,912

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.7%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	$50,000	$47,054
Danaos Corp.(1)	8.50	03/01/28	25,000	25,832
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	50,210
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	65,000	65,856
Rand Parent LLC(1)	8.50	02/15/30	75,000	74,223
RXO, Inc.(1)	7.50	11/15/27	30,000	30,887
XPO CNW, Inc.	6.70	05/01/34	25,000	26,291
XPO, Inc.(1)	7.13	06/01/31	40,000	41,297
XPO, Inc.(1)	7.13	02/01/32	50,000	51,747
				413,397
TRUCKING & LEASING – 0.5%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	90,000	88,304
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	70,000	72,234
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	60,000	61,917
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	40,000	42,434
				264,889
TOTAL CORPORATE BONDS (Cost – $56,290,181)				57,555,596

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
JPMorgan Chase, New York	4.68	08/01/24	508,191	508,191
TOTAL SHORT-TERM INVESTMENTS (Cost – $508,191)				508,191

TOTAL INVESTMENTS – 99.1% (Cost – $56,798,372)				$58,063,787
OTHER ASSETS LESS LIABILITIES – 0.9%				538,747
NET ASSETS – 100.0%				$58,602,534

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $43,979,258 and represents 75.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$57,555,596	$–	$57,555,596
Time Deposits	–	508,191	–	508,191
Total Investments	$–	$58,063,787	$–	$58,063,787

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.3%
ADVERTISING – 2.0%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$20,000	$18,356
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	50,000	48,481
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	30,000	30,551
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	25,000	26,569
Neptune Bidco US, Inc.(1)	9.29	04/15/29	95,000	93,120
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	15,000	13,920
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	15,000	13,795
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	30,000	29,341
Stagwell Global LLC(1)	5.63	08/15/29	40,000	37,747
Summer BC Bidco B LLC(1)	5.50	10/31/26	10,000	9,835
				321,715
AEROSPACE/DEFENSE – 2.8%
Bombardier, Inc.(1)	6.00	02/15/28	30,000	29,945
Bombardier, Inc.(1)	7.00	06/01/32	25,000	25,593
Bombardier, Inc.(1)	7.25	07/01/31	35,000	36,075
Bombardier, Inc.(1)	7.45	05/01/34	15,000	16,087
Bombardier, Inc.(1)	7.50	02/01/29	25,000	26,121
Bombardier, Inc.(1)	7.88	04/15/27	31,000	31,066
Bombardier, Inc.(1)	8.75	11/15/30	25,000	27,123
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	45,000	50,209
TransDigm, Inc.	4.63	01/15/29	40,000	37,866
TransDigm, Inc.	4.88	05/01/29	30,000	28,578
TransDigm, Inc.	5.50	11/15/27	95,000	93,879
Triumph Group, Inc.(1)	9.00	03/15/28	38,000	40,073
				442,615
AGRICULTURE – 0.2%
Turning Point Brands, Inc.(1)	5.63	02/15/26	10,000	9,882
Vector Group Ltd.(1)	10.50	11/01/26	20,000	20,285
				30,167
AIRLINES – 0.6%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(1)	11.00	04/15/29	33,000	31,500
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	30,000	23,927
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	15,000	13,592
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	25,000	22,398
				91,417
APPAREL – 0.4%
Crocs, Inc.(1)	4.13	08/15/31	20,000	17,584
Hanesbrands, Inc.(1)	4.88	05/15/26	30,000	29,413
Hanesbrands, Inc.(1)	9.00	02/15/31	20,000	21,184
				68,181
AUTO MANUFACTURERS – 0.4%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	35,000	35,168
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	20,000	21,048
Wabash National Corp.(1)	4.50	10/15/28	15,000	13,637
				69,853

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 2.5%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	$25,000	$24,553
Adient Global Holdings Ltd.(1)	8.25	04/15/31	25,000	26,304
American Axle & Manufacturing, Inc.	5.00	10/01/29	25,000	22,949
American Axle & Manufacturing, Inc.	6.50	04/01/27	15,000	15,058
American Axle & Manufacturing, Inc.	6.88	07/01/28	15,000	15,016
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	55,000	55,514
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	30,000	30,523
Goodyear Tire & Rubber Co.	4.88	03/15/27	20,000	19,526
Goodyear Tire & Rubber Co.	5.00	05/31/26	35,000	34,563
Goodyear Tire & Rubber Co.	5.00	07/15/29	40,000	37,790
Goodyear Tire & Rubber Co.	5.25	04/30/31	15,000	14,002
Goodyear Tire & Rubber Co.	5.25	07/15/31	20,000	18,719
Goodyear Tire & Rubber Co.	5.63	04/30/33	15,000	13,815
Tenneco, Inc.(1)	8.00	11/17/28	70,000	63,577
Titan International, Inc.	7.00	04/30/28	10,000	9,721
				401,630
BANKS – 0.6%
Freedom Mortgage Corp.(1)	6.63	01/15/27	25,000	24,527
Freedom Mortgage Corp.(1)	7.63	05/01/26	15,000	15,030
Freedom Mortgage Corp.(1)	12.00	10/01/28	30,000	32,306
Freedom Mortgage Corp.(1)	12.25	10/01/30	20,000	21,939
				93,802
BEVERAGES – 0.1%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	25,000	23,305

BUILDING MATERIALS – 1.1%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	15,000	15,967
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	25,000	24,882
Eco Material Technologies, Inc.(1)	7.88	01/31/27	20,000	20,367
Griffon Corp.	5.75	03/01/28	40,000	39,198
JELD-WEN, Inc.(1)	4.88	12/15/27	15,000	14,297
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	15,000	14,049
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	25,000	24,030
Wilsonart LLC(1)	11.00	08/15/32	20,000	19,618
				172,408
CHEMICALS – 3.1%
ASP Unifrax Holdings, Inc.(1)	5.25	09/30/28	25,000	13,405
Cerdia Finanz GmbH(1)	10.50	02/15/27	15,000	15,457
Chemours Co.(1)	4.63	11/15/29	20,000	17,536
Chemours Co.	5.38	05/15/27	15,000	14,425
Chemours Co.(1)	5.75	11/15/28	35,000	32,780
Consolidated Energy Finance SA(1)	5.63	10/15/28	25,000	20,033
Consolidated Energy Finance SA(1)	12.00	02/15/31	20,000	19,770
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	20,000	19,338
Herens Holdco Sarl(1)	4.75	05/15/28	10,000	8,690
Mativ Holdings, Inc.(1)	6.88	10/01/26	10,000	10,026
Olympus Water US Holding Corp.(1)	4.25	10/01/28	30,000	27,692
Olympus Water US Holding Corp.(1)	7.13	10/01/27	15,000	15,116

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.1% (Continued)
Olympus Water US Holding Corp.(1)	7.25	06/15/31	$30,000	$30,043
Olympus Water US Holding Corp.(1)	9.75	11/15/28	55,000	58,516
Rain Carbon, Inc.(1)	12.25	09/01/29	15,000	16,232
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	40,000	37,335
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	25,000	24,454
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	25,000	23,315
TPC Group, Inc.(1)	13.00	12/16/27	8,571	8,720
Tronox, Inc.(1)	4.63	03/15/29	40,000	36,478
WR Grace Holdings LLC(1)	4.88	06/15/27	40,000	38,735
				488,096
COMMERCIAL SERVICES – 5.2%
Albion Financing 2 Sarl(1)	8.75	04/15/27	15,000	15,212
Allied Universal Holdco LLC(1)	7.88	02/15/31	55,000	55,994
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	45,000	41,577
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	25,000	23,070
Alta Equipment Group, Inc.(1)	9.00	06/01/29	20,000	18,970
APi Group DE, Inc.(1)	4.13	07/15/29	20,000	18,483
APX Group, Inc.(1)	5.75	07/15/29	25,000	24,350
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	15,000	13,808
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	30,000	27,482
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	25,000	24,191
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	15,000	14,894
Carriage Services, Inc.(1)	4.25	05/15/29	15,000	13,602
Champions Financing, Inc.(1)	8.75	02/15/29	20,000	20,414
Cimpress PLC	7.00	06/15/26	15,000	15,014
CPI CG, Inc.(1)	10.00	07/15/29	10,000	10,434
Garda World Security Corp.(1)	4.63	02/15/27	15,000	14,454
Garda World Security Corp.(1)	7.75	02/15/28	15,000	15,493
GEO Group, Inc.	8.63	04/15/29	25,000	26,054
GEO Group, Inc.	10.25	04/15/31	20,000	21,455
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.(1)	5.00	02/01/26	10,000	9,951
Matthews International Corp.(1)	5.25	12/01/25	10,000	9,881
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	15,000	14,867
NESCO Holdings II, Inc.(1)	5.50	04/15/29	35,000	32,603
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	10,000	9,255
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	50,000	49,885
PROG Holdings, Inc.(1)	6.00	11/15/29	20,000	19,253
RR Donnelley & Sons Co.(1)	9.75	07/31/28	10,000	10,736
Sotheby’s(1)	7.38	10/15/27	35,000	29,184
Upbound Group, Inc.(1)	6.38	02/15/29	15,000	14,688
Valvoline, Inc.(1)	3.63	06/15/31	20,000	17,501
VM Consolidated, Inc.(1)	5.50	04/15/29	10,000	9,695
VT Topco, Inc.(1)	8.50	08/15/30	15,000	15,886
Wand NewCo 3, Inc.(1)	7.63	01/30/32	45,000	46,998
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	35,000	34,479
Williams Scotsman, Inc.(1)	4.63	08/15/28	20,000	19,050
Williams Scotsman, Inc.(1)	6.63	06/15/29	15,000	15,287

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.2% (Continued)
Williams Scotsman, Inc.(1)	7.38	10/01/31	$20,000	$20,806
ZipRecruiter, Inc.(1)	5.00	01/15/30	25,000	21,898
				816,854
COMPUTERS – 1.0%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	20,000	18,971
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	30,000	30,798
NCR Voyix Corp.(1)	5.00	10/01/28	25,000	23,923
NCR Voyix Corp.(1)	5.13	04/15/29	45,000	43,034
NCR Voyix Corp.(1)	5.25	10/01/30	15,000	14,085
Science Applications International Corp.(1)	4.88	04/01/28	15,000	14,509
Unisys Corp.(1)	6.88	11/01/27	20,000	17,936
				163,256
DISTRIBUTION/WHOLESALE – 1.2%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	15,000	13,589
Gates Corp.(1)	6.88	07/01/29	20,000	20,390
G-III Apparel Group Ltd.(1)	7.88	08/15/25	10,000	10,040
H&E Equipment Services, Inc.(1)	3.88	12/15/28	50,000	45,733
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	25,000	26,319
Velocity Vehicle Group LLC(1)	8.00	06/01/29	20,000	20,617
Verde Purchaser LLC(1)	10.50	11/30/30	25,000	26,606
Windsor Holdings III LLC(1)	8.50	06/15/30	25,000	26,344
				189,638
DIVERSIFIED FINANCIAL SERVICES – 2.5%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,388
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	20,000	20,439
Aretec Group, Inc.(1)	10.00	08/15/30	25,000	26,686
Castlelake Aviation Finance DAC(1)	5.00	04/15/27	10,000	9,763
Coinbase Global, Inc.(1)	3.38	10/01/28	35,000	30,841
Coinbase Global, Inc.(1)	3.63	10/01/31	30,000	24,972
Enova International, Inc.(1)	8.50	09/15/25	10,000	10,021
Enova International, Inc.(1)	11.25	12/15/28	20,000	21,577
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	25,000	24,625
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	35,000	35,274
LFS Topco LLC(1)	5.88	10/15/26	10,000	9,299
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	25,000	23,302
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	30,000	29,162
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	20,000	19,104
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	20,000	19,866
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	35,000	35,748
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	10,000	9,772
PHH Mortgage Corp.(1)	7.88	03/15/26	10,000	9,822
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	20,000	20,613
				395,274
ELECTRIC – 0.9%
Calpine Corp.(1)	4.63	02/01/29	20,000	18,912
Calpine Corp.(1)	5.00	02/01/31	40,000	37,807
Calpine Corp.(1)	5.13	03/15/28	40,000	38,766

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 0.9% (Continued)
Pike Corp.(1)	5.50	09/01/28	$25,000	$24,265
Pike Corp.(1)	8.63	01/31/31	15,000	16,149
				135,899
ELECTRICAL COMPONENTS & EQUIPMENT – 0.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	25,000	23,109
Energizer Holdings, Inc.(1)	4.75	06/15/28	25,000	23,733
Energizer Holdings, Inc.(1)	6.50	12/31/27	10,000	10,099
				56,941
ELECTRONICS – 0.5%
EquipmentShare.com, Inc.(1)	8.63	05/15/32	20,000	20,790
EquipmentShare.com, Inc.(1)	9.00	05/15/28	40,000	41,223
Likewize Corp.(1)	9.75	10/15/25	10,000	10,141
				72,154
ENERGY-ALTERNATE SOURCES – 0.1%
Sunnova Energy Corp.(1)	5.88	09/01/26	10,000	8,312
Sunnova Energy Corp.(1)	11.75	10/01/28	15,000	11,749
				20,061
ENGINEERING & CONSTRUCTION – 0.9%
Artera Services LLC(1)	8.50	02/15/31	20,000	20,518
Brand Industrial Services, Inc.(1)	10.38	08/01/30	50,000	54,969
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	9,973
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	25,000	24,059
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	30,000	30,146
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	10,000	10,189
				149,854
ENTERTAINMENT – 4.9%
Affinity Interactive(1)	6.88	12/15/27	20,000	17,452
Banijay Entertainment SAS(1)	8.13	05/01/29	15,000	15,545
Boyne USA, Inc.(1)	4.75	05/15/29	25,000	23,722
Caesars Entertainment, Inc.(1)	4.63	10/15/29	50,000	46,485
Caesars Entertainment, Inc.(1)	8.13	07/01/27	50,000	51,104
CCM Merger, Inc.(1)	6.38	05/01/26	10,000	9,993
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	30,000	29,237
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	20,000	19,959
Churchill Downs, Inc.(1)	4.75	01/15/28	20,000	19,327
Churchill Downs, Inc.(1)	5.50	04/01/27	20,000	19,776
Churchill Downs, Inc.(1)	5.75	04/01/30	50,000	49,055
Churchill Downs, Inc.(1)	6.75	05/01/31	20,000	20,336
Cinemark USA, Inc.(1)	5.25	07/15/28	30,000	29,030
Cinemark USA, Inc.(1)	7.00	08/01/32	20,000	20,367
Empire Resorts, Inc.(1)	7.75	11/01/26	10,000	9,651
Everi Holdings, Inc.(1)	5.00	07/15/29	15,000	14,869
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	15,000	14,034
Light & Wonder International, Inc.(1)	7.00	05/15/28	25,000	25,200

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 4.9% (Continued)
Light & Wonder International, Inc.(1)	7.25	11/15/29	$20,000	$20,595
Light & Wonder International, Inc.(1)	7.50	09/01/31	15,000	15,662
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	5,000	4,487
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	20,000	12,645
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	45,000	43,679
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	25,000	25,911
Merlin Entertainments Ltd.(1)	5.75	06/15/26	10,000	9,922
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	25,000	23,644
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	45,000	42,188
Odeon FinCo. PLC(1)	12.75	11/01/27	10,000	10,534
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	10,000	10,354
Penn Entertainment, Inc.(1)	4.13	07/01/29	10,000	8,857
Penn Entertainment, Inc.(1)	5.63	01/15/27	25,000	24,415
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	25,000	24,471
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	25,000	23,832
Six Flags Entertainment Corp.(1)	5.50	04/15/27	20,000	19,903
Six Flags Entertainment Corp.(1)	7.25	05/15/31	25,000	25,789
				782,030
ENVIRONMENTAL CONTROL – 1.2%
Enviri Corp.(1)	5.75	07/31/27	15,000	14,568
GFL Environmental, Inc.(1)	4.00	08/01/28	35,000	32,934
GFL Environmental, Inc.(1)	4.38	08/15/29	15,000	14,040
GFL Environmental, Inc.(1)	4.75	06/15/29	25,000	23,848
Madison IAQ LLC(1)	4.13	06/30/28	25,000	23,372
Reworld Holding Corp.(1)	4.88	12/01/29	30,000	27,465
Reworld Holding Corp.	5.00	09/01/30	10,000	9,080
Waste Pro USA, Inc.(1)	5.50	02/15/26	20,000	19,848
Wrangler Holdco Corp.(1)	6.63	04/01/32	20,000	20,089
				185,244
FOOD – 1.9%
Aragvi Finance International DAC(1)	8.45	04/29/26	25,000	22,442
B&G Foods, Inc.(1)	8.00	09/15/28	30,000	30,627
C&S Group Enterprises LLC(1)	5.00	12/15/28	10,000	7,471
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	15,000	14,327
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	15,000	15,657
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	30,000	30,826
Post Holdings, Inc.(1)	4.50	09/15/31	39,000	35,496
Post Holdings, Inc.(1)	4.63	04/15/30	35,000	32,634
Post Holdings, Inc.(1)	5.50	12/15/29	55,000	53,395
Post Holdings, Inc.(1)	5.63	01/15/28	35,000	34,682
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	30,000	27,049
				304,606
FOOD SERVICE – 0.4%
Aramark Services, Inc.(1)	5.00	02/01/28	45,000	44,001
TKC Holdings, Inc.(1)	6.88	05/15/28	15,000	14,656
				58,657

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.4%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	$10,000	$9,414
Domtar Corp.(1)	6.75	10/01/28	20,000	18,223
Mercer International, Inc.	5.13	02/01/29	35,000	29,694
Mercer International, Inc.	5.50	01/15/26	5,000	4,878
				62,209
GAS – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	15,000	14,525
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	25,000	24,645
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	15,000	15,713
				54,883
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	15,000	16,312

HEALTHCARE-PRODUCTS – 1.2%
Bausch + Lomb Corp.(1)	8.38	10/01/28	50,000	51,433
Embecta Corp.(1)	5.00	02/15/30	15,000	12,864
Medline Borrower LP(1)	5.25	10/01/29	90,000	87,057
Neogen Food Safety Corp.(1)	8.63	07/20/30	10,000	10,811
Sotera Health Holdings LLC(1)	7.38	06/01/31	25,000	25,532
				187,697
HEALTHCARE-SERVICES – 6.7%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	15,000	14,375
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	20,000	19,635
Catalent Pharma Solutions, Inc.(1)	3.13	02/15/29	15,000	14,494
Catalent Pharma Solutions, Inc.(1)	3.50	04/01/30	30,000	28,935
Catalent Pharma Solutions, Inc.(1)	5.00	07/15/27	20,000	19,881
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	45,000	37,068
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	50,000	43,660
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	65,000	62,297
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	23,231
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	30,000	30,050
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	75,000	80,718
Concentra Escrow Issuer Corp.(1)	6.88	07/15/32	25,000	25,789
DaVita, Inc.(1)	3.75	02/15/31	55,000	47,637
DaVita, Inc.(1)	4.63	06/01/30	100,000	91,660
Encompass Health Corp.	5.75	09/15/25	2,000	1,999
HealthEquity, Inc.(1)	4.50	10/01/29	20,000	18,864
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	30,000	31,987
Kedrion SpA(1)	6.50	09/01/29	25,000	23,159
Legacy LifePoint Health LLC(1)	4.38	02/15/27	20,000	19,349
LifePoint Health, Inc.(1)	9.88	08/15/30	30,000	32,732
LifePoint Health, Inc.(1)	11.00	10/15/30	40,000	44,944
MPH Acquisition Holdings LLC(1)	5.50	09/01/28	45,000	35,176
Prime Healthcare Services, Inc.(1)	7.25	11/01/25	35,000	35,031
Select Medical Corp.(1)	6.25	08/15/26	45,000	45,383
Star Parent, Inc.(1)	9.00	10/01/30	35,000	37,394

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 6.7% (Continued)
Tenet Healthcare Corp.	6.13	10/01/28	$90,000	$90,285
Tenet Healthcare Corp.	6.25	02/01/27	55,000	55,152
Tenet Healthcare Corp.	6.88	11/15/31	10,000	10,715
US Acute Care Solutions LLC(1)	9.75	05/15/29	30,000	29,782
				1,051,382
HOME BUILDERS – 1.2%
Adams Homes, Inc.(1)	9.25	10/15/28	10,000	10,368
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	15,000	13,918
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	15,000	13,707
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	19,828
Beazer Homes USA, Inc.(1)	7.50	03/15/31	15,000	15,240
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	25,000	22,941
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	10,000	9,296
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	20,000	19,871
Dream Finders Homes, Inc.(1)	8.25	08/15/28	10,000	10,383
Empire Communities Corp.(1)	9.75	05/01/29	15,000	15,505
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	10,000	11,113
Landsea Homes Corp.(1)	8.88	04/01/29	10,000	10,101
New Home Co., Inc.(1)	9.25	10/01/29	10,000	10,087
				182,358
HOUSEHOLD PRODUCTS/WARES – 0.1%
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	20,000	20,189

HOUSEWARES – 0.3%
Scotts Miracle-Gro Co.	4.00	04/01/31	20,000	17,687
Scotts Miracle-Gro Co.	4.38	02/01/32	15,000	13,292
Scotts Miracle-Gro Co.	4.50	10/15/29	15,000	13,964
				44,943
INSURANCE – 3.7%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	20,000	18,424
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	45,000	45,701
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	25,000	23,816
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	50,000	50,279
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	50,000	50,933
AmWINS Group, Inc.(1)	4.88	06/30/29	25,000	23,596
AmWINS Group, Inc.(1)	6.38	02/15/29	30,000	30,453
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	25,000	25,378
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	25,000	25,794
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	35,000	35,128
HUB International Ltd.(1)	7.25	06/15/30	115,000	118,681
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	25,000	26,245
Panther Escrow Issuer LLC(1)	7.13	06/01/31	105,000	107,807
				582,235

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.4%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	$10,000	$8,922
ANGI Group LLC(1)	3.88	08/15/28	15,000	13,074
Arches Buyer, Inc.(1)	4.25	06/01/28	30,000	26,799
Cablevision Lightpath LLC(1)	3.88	09/15/27	15,000	13,818
Cars.com, Inc.(1)	6.38	11/01/28	10,000	9,852
Cogent Communications Group LLC(1)	7.00	06/15/27	15,000	15,145
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	10,000	10,107
Getty Images, Inc.(1)	9.75	03/01/27	10,000	10,003
GrubHub Holdings, Inc.(1)	5.50	07/01/27	15,000	13,837
ION Trading Technologies Sarl(1)	5.75	05/15/28	15,000	13,935
ION Trading Technologies Sarl(1)	9.50	05/30/29	20,000	20,798
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	15,000	15,169
Rakuten Group, Inc.(1),(2)	5.13	–	25,000	22,898
Rakuten Group, Inc.(1),(2)	6.25	–	40,000	33,445
				227,802
INVESTMENT COMPANIES – 0.3%
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	45,000	43,158

IRON/STEEL – 0.6%
Algoma Steel, Inc.(1)	9.13	04/15/29	15,000	14,986
ATI, Inc.	4.88	10/01/29	10,000	9,546
ATI, Inc.	5.13	10/01/31	15,000	14,175
ATI, Inc.	5.88	12/01/27	15,000	14,888
ATI, Inc.	7.25	08/15/30	15,000	15,696
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	10,000	10,322
TMS International Corp./DE(1)	6.25	04/15/29	10,000	9,293
				88,906
LEISURE TIME – 3.4%
Carnival Corp.(1)	5.75	03/01/27	100,000	99,564
Carnival Corp.(1)	6.00	05/01/29	70,000	69,874
Carnival Corp.(1)	7.63	03/01/26	50,000	50,515
Carnival Corp.(1)	10.50	06/01/30	30,000	32,625
Life Time, Inc.(1)	8.00	04/15/26	15,000	15,212
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	10,000	10,398
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	10,001
NCL Corp. Ltd.(1)	5.88	03/15/26	60,000	59,769
NCL Corp. Ltd.(1)	5.88	02/15/27	30,000	29,801
NCL Corp. Ltd.(1)	7.75	02/15/29	25,000	26,328
NCL Finance Ltd.(1)	6.13	03/15/28	15,000	15,025
Sabre GLBL, Inc.(1)	8.63	06/01/27	30,000	28,063
Sabre GLBL, Inc.(1)	11.25	12/15/27	20,000	19,819
Viking Cruises Ltd.(1)	5.88	09/15/27	35,000	34,820
Viking Cruises Ltd.(1)	7.00	02/15/29	20,000	20,212
Viking Cruises Ltd.(1)	9.13	07/15/31	20,000	21,821
				543,847

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 0.9%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	4.88	07/01/31	$15,000	$13,517
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(1)	5.00	06/01/29	35,000	32,947
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	30,000	27,920
Station Casinos LLC(1)	4.50	02/15/28	25,000	23,744
Station Casinos LLC(1)	4.63	12/01/31	25,000	22,798
Station Casinos LLC(1)	6.63	03/15/32	15,000	15,149
				136,075
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.00	04/01/26	10,000	10,028

MACHINERY-DIVERSIFIED – 0.9%
ATS Corp.(1)	4.13	12/15/28	10,000	9,276
Chart Industries, Inc.(1)	9.50	01/01/31	15,000	16,304
GrafTech Finance, Inc.(1)	4.63	12/15/28	15,000	10,501
GrafTech Global Enterprises, Inc.(1)	9.88	12/15/28	15,000	11,618
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	40,000	41,129
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	60,000	58,878
				147,706
MEDIA – 3.5%
AMC Networks, Inc.	4.25	02/15/29	40,000	27,566
Block Communications, Inc.(1)	4.88	03/01/28	10,000	9,146
Cable One, Inc.(1)	4.00	11/15/30	25,000	19,245
GCI LLC(1)	4.75	10/15/28	20,000	18,580
Gray Television, Inc.(1)	4.75	10/15/30	15,000	10,086
Gray Television, Inc.(1)	5.38	11/15/31	45,000	29,381
Gray Television, Inc.(1)	7.00	05/15/27	40,000	38,760
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	35,000	33,747
Midcontinent Communications/Midcontinent Finance Corp.(1)	5.38	08/15/27	10,000	9,849
Scripps Escrow II, Inc.(1)	5.38	01/15/31	10,000	4,796
Scripps Escrow, Inc.(1)	5.88	07/15/27	25,000	17,408
Sinclair Television Group, Inc.(1)	4.13	12/01/30	25,000	17,402
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	15,000	14,672
Townsquare Media, Inc.(1)	6.88	02/01/26	15,000	14,791
Univision Communications, Inc.(1)	4.50	05/01/29	35,000	30,609
Univision Communications, Inc.(1)	6.63	06/01/27	60,000	59,770
Univision Communications, Inc.(1)	7.38	06/30/30	25,000	24,094
Univision Communications, Inc.(1)	8.00	08/15/28	50,000	50,296
Univision Communications, Inc.(1)	8.50	07/31/31	25,000	24,754
Urban One, Inc.(1)	7.38	02/01/28	20,000	15,282
Virgin Media Finance PLC(1)	5.00	07/15/30	30,000	25,322
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	25,000	23,442
Ziggo Bond Co. BV(1)	5.13	02/28/30	15,000	13,263
Ziggo Bond Co. BV(1)	6.00	01/15/27	25,000	24,879
				557,140

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	$15,000	$14,021

MINING – 1.2%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	20,000	22,373
Century Aluminum Co.(1)	7.50	04/01/28	10,000	10,201
Compass Minerals International, Inc.(1)	6.75	12/01/27	15,000	14,772
Eldorado Gold Corp.(1)	6.25	09/01/29	15,000	14,602
Hecla Mining Co.	7.25	02/15/28	15,000	15,139
Hudbay Minerals, Inc.(1)	4.50	04/01/26	20,000	19,575
Hudbay Minerals, Inc.(1)	6.13	04/01/29	20,000	20,013
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	10,000	10,034
Kaiser Aluminum Corp.(1)	4.50	06/01/31	20,000	17,742
Kaiser Aluminum Corp.(1)	4.63	03/01/28	20,000	18,767
New Gold, Inc.(1)	7.50	07/15/27	10,000	10,125
Taseko Mines Ltd.(1)	8.25	05/01/30	20,000	20,532
				193,875
MISCELLANEOUS MANUFACTURER – 0.3%
Calderys Financing LLC(1)	11.25	06/01/28	15,000	16,061
Enpro, Inc.	5.75	10/15/26	10,000	9,968
LSB Industries, Inc.(1)	6.25	10/15/28	15,000	14,604
				40,633
OFFICE FURNISHINGS – 0.1%
Interface, Inc.(1)	5.50	12/01/28	10,000	9,700

OFFICE/BUSINESS EQUIPMENT – 0.3%
Pitney Bowes, Inc.(1)	6.88	03/15/27	30,000	29,699
Xerox Corp.	4.80	03/01/35	10,000	6,839
Xerox Corp.	6.75	12/15/39	15,000	11,808
				48,346
OIL & GAS – 6.0%
Aethon United BR LP/Aethon United Finance Corp.(1)	8.25	02/15/26	30,000	30,413
Berry Petroleum Co. LLC(1)	7.00	02/15/26	15,000	14,861
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	38,537	40,409
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	19,515	20,598
California Resources Corp.(1)	7.13	02/01/26	15,000	15,043
California Resources Corp.(1)	8.25	06/15/29	25,000	25,617
CITGO Petroleum Corp.(1)	6.38	06/15/26	20,000	20,025
CITGO Petroleum Corp.(1)	8.38	01/15/29	45,000	46,928
Comstock Resources, Inc.(1)	5.88	01/15/30	30,000	27,931
Comstock Resources, Inc.(1)	6.75	03/01/29	50,000	48,491
Comstock Resources, Inc.(1)	6.75	03/01/29	15,000	14,505
CVR Energy, Inc.(1)	5.75	02/15/28	20,000	18,871
CVR Energy, Inc.(1)	8.50	01/15/29	15,000	15,266
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	25,000	26,629
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	30,000	30,794
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	15,000	15,757

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
EnQuest PLC(1)	11.63	11/01/27	$10,000	$10,233
Gran Tierra Energy, Inc.(1)	7.75	05/23/27	15,000	13,031
Gulfport Energy Corp.(1)	8.00	05/17/26	15,000	15,212
Ithaca Energy North Sea PLC(1)	9.00	07/15/26	20,000	20,346
Karoon USA Finance, Inc.(1)	10.50	05/14/29	10,000	10,160
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	20,000	20,204
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.00	08/01/26	10,000	9,977
Moss Creek Resources Holdings, Inc.(1)	7.50	01/15/26	40,000	39,989
Nabors Industries, Inc.(1)	7.38	05/15/27	30,000	30,569
Nabors Industries, Inc.(1)	9.13	01/31/30	20,000	21,381
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	20,000	20,420
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	20,000	21,104
Precision Drilling Corp.(1)	6.88	01/15/29	15,000	15,006
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	20,000	20,939
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	15,000	15,075
Talos Production, Inc.(1)	9.00	02/01/29	25,000	26,357
Talos Production, Inc.(1)	9.38	02/01/31	20,000	21,210
Teine Energy Ltd.(1)	6.88	04/15/29	10,000	9,924
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	25,000	23,724
Transocean Aquila Ltd.(1)	8.00	09/30/28	15,000	15,296
Transocean Poseidon Ltd.(1)	6.88	02/01/27	13,500	13,471
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	25,000	26,019
Transocean, Inc.(1)	8.75	02/15/30	31,500	33,108
Vermilion Energy, Inc.(1)	6.88	05/01/30	15,000	14,954
Vital Energy, Inc.(1)	7.75	07/31/29	10,000	10,120
Vital Energy, Inc.(1)	7.88	04/15/32	30,000	30,534
Vital Energy, Inc.	9.75	10/15/30	15,000	16,406
W&T Offshore, Inc.(1)	11.75	02/01/26	10,000	10,277
				947,184
OIL & GAS SERVICES – 1.3%
Bristow Group, Inc.(1)	6.88	03/01/28	10,000	9,917
Kodiak Gas Services LLC(1)	7.25	02/15/29	25,000	25,733
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	10,000	10,073
Star Holding LLC(1)	8.75	08/01/31	15,000	14,794
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	25,000	25,159
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	35,000	35,641
Viridien(1)	8.75	04/01/27	15,000	14,446
Weatherford International Ltd.(1)	8.63	04/30/30	60,000	62,493
Welltec International ApS(1)	8.25	10/15/26	10,000	10,252
				208,508
PACKAGING & CONTAINERS – 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	25,000	22,285
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	20,000	19,899
Clearwater Paper Corp.(1)	4.75	08/15/28	15,000	14,225
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	15,000	14,968
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	20,000	19,950
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	20,000	19,653

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.6% (Continued)
LABL, Inc.(1)	5.88	11/01/28	$25,000	$23,134
LABL, Inc.(1)	6.75	07/15/26	20,000	19,902
LABL, Inc.(1)	9.50	11/01/28	10,000	10,115
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	95,000	98,162
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	25,000	25,046
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	30,000	29,721
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	5,000	4,945
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	30,000	28,190
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	25,000	23,641
Trivium Packaging Finance BV(1)	5.50	08/15/26	40,000	39,225
				413,061
PHARMACEUTICALS – 3.5%
AdaptHealth LLC(1)	4.63	08/01/29	15,000	13,402
AdaptHealth LLC(1)	5.13	03/01/30	30,000	26,842
AdaptHealth LLC(1)	6.13	08/01/28	10,000	9,758
Bausch Health Cos, Inc.(1)	4.88	06/01/28	55,000	42,415
Bausch Health Cos, Inc.(1)	5.50	11/01/25	65,000	60,948
Bausch Health Cos, Inc.(1)	5.75	08/15/27	10,000	8,160
Bausch Health Cos, Inc.(1)	6.13	02/01/27	40,000	34,059
Bausch Health Cos, Inc.(1)	11.00	09/30/28	65,000	60,970
BellRing Brands, Inc.(1)	7.00	03/15/30	30,000	30,944
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	15,000	14,051
Elanco Animal Health, Inc.	6.65	08/28/28	25,000	25,487
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	35,000	36,931
Herbalife Nutrition Ltd./HLF Financing, Inc.(1)	7.88	09/01/25	9,000	8,950
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	20,000	13,618
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	25,000	27,239
Option Care Health, Inc.(1)	4.38	10/31/29	15,000	14,025
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	65,000	59,864
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	25,000	25,994
Owens & Minor, Inc.(1)	4.50	03/31/29	15,000	13,195
Owens & Minor, Inc.(1)	6.63	04/01/30	20,000	18,699
				545,551
PIPELINES – 3.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	15,000	15,009
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	15,000	15,419
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	20,000	20,830
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	15,000	14,957
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	30,000	31,186
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	20,000	21,476
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	25,000	25,389
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	20,000	20,435
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	35,000	35,816
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	30,000	31,230
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	15,000	15,892
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	10,000	9,979
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	20,000	20,168
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	15,000	15,418

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 3.2% (Continued)
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	$25,000	$25,764
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	20,000	21,302
ITT Holdings LLC(1)	6.50	08/01/29	45,000	42,258
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	10,000	10,962
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	30,000	30,423
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	45,000	46,011
Prairie Acquiror LP(1)	9.00	08/01/29	10,000	10,318
Summit Midstream Holdings LLC(1)	8.63	10/31/29	25,000	25,576
				505,818
REAL ESTATE – 0.9%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	24,400	20,713
CoreLogic, Inc.(1)	4.50	05/01/28	25,000	23,087
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	16,791	17,268
Hunt Cos, Inc.(1)	5.25	04/15/29	20,000	18,920
Kennedy-Wilson, Inc.	4.75	03/01/29	35,000	30,832
Kennedy-Wilson, Inc.	4.75	02/01/30	15,000	12,834
Kennedy-Wilson, Inc.	5.00	03/01/31	15,000	12,673
				136,327
REAL ESTATE INVESTMENT TRUST (REITS) – 3.6%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	15,000	12,813
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	30,000	28,387
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	35,000	34,646
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	50,000	32,906
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	30,000	21,802
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	55,000	45,141
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	15,000	13,488
Rithm Capital Corp.(1)	6.25	10/15/25	10,000	10,001
Rithm Capital Corp.(1)	8.00	04/01/29	25,000	24,801
Service Properties Trust	3.95	01/15/28	25,000	21,573
Service Properties Trust	4.38	02/15/30	30,000	22,478
Service Properties Trust	4.75	10/01/26	10,000	9,589
Service Properties Trust	4.95	02/15/27	15,000	14,067
Service Properties Trust	4.95	10/01/29	10,000	7,980
Service Properties Trust	5.25	02/15/26	15,000	14,798
Service Properties Trust	5.50	12/15/27	25,000	23,845
Service Properties Trust	8.38	06/15/29	15,000	14,944
Service Properties Trust(1)	8.63	11/15/31	30,000	31,905
Service Properties Trust	8.88	06/15/32	10,000	9,537
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	4.75	04/15/28	20,000	17,291
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	100,000	101,227
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	10.50	02/15/28	15,000	15,184
XHR LP(1)	4.88	06/01/29	20,000	18,890
XHR LP(1)	6.38	08/15/25	15,000	15,014
				562,307

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.4%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	$105,000	$93,735
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	25,000	23,798
Arko Corp.(1)	5.13	11/15/29	15,000	13,098
Bath & Body Works, Inc.	6.95	03/01/33	10,000	9,769
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	10,000	9,238
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	10,000	9,215
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	10,000	9,548
Brinker International, Inc.(1)	8.25	07/15/30	10,000	10,546
CEC Entertainment LLC(1)	6.75	05/01/26	20,000	19,993
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	25,000	26,197
Dave & Buster’s, Inc.(1)	7.63	11/01/25	15,000	15,059
eG Global Finance PLC(1)	12.00	11/30/28	35,000	37,512
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	11,000	11,613
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	20,000	20,076
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	30,000	27,972
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	35,000	32,713
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	20,000	19,536
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	20,000	19,122
GYP Holdings III Corp.(1)	4.63	05/01/29	10,000	9,461
Ken Garff Automotive LLC(1)	4.88	09/15/28	10,000	9,505
LCM Investments Holdings II LLC(1)	4.88	05/01/29	40,000	37,704
LCM Investments Holdings II LLC(1)	8.25	08/01/31	25,000	26,234
Michaels Cos, Inc.(1)	5.25	05/01/28	35,000	25,928
Papa John’s International, Inc.(1)	3.88	09/15/29	15,000	13,372
Patrick Industries, Inc.(1)	4.75	05/01/29	10,000	9,348
Patrick Industries, Inc.(1)	7.50	10/15/27	10,000	10,094
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	45,000	43,722
QVC, Inc.	4.38	09/01/28	20,000	15,318
QVC, Inc.	4.75	02/15/27	15,000	13,145
QVC, Inc.	5.45	08/15/34	15,000	9,466
QVC, Inc.	5.95	03/15/43	10,000	6,084
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	15,000	16,212
Sizzling Platter LLC/Sizzling Platter Finance Corp.(1)	8.50	11/28/25	10,000	10,113
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	6.38	09/30/26	30,000	29,561
Staples, Inc.(1)	10.75	09/01/29	85,000	82,443
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	25,000	22,708
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	10,000	9,960
Victoria’s Secret & Co.(1)	4.63	07/15/29	20,000	16,610
Victra Holdings LLC/Victra Finance Corp.(1)	7.75	02/15/26	30,000	30,145
				855,873
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	12.25	03/30/29	15,000	15,858

SOFTWARE – 4.2%
ACI Worldwide, Inc.(1)	5.75	08/15/26	15,000	14,964
Capstone Borrower, Inc.(1)	8.00	06/15/30	20,000	20,796
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	25,000	25,662
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	30,000	30,278
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	35,000	33,103

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.2% (Continued)
Cloud Software Group, Inc.(1)	6.50	03/31/29	$135,000	$131,684
Cloud Software Group, Inc.(1)	8.25	06/30/32	70,000	72,669
Consensus Cloud Solutions, Inc.(1)	6.00	10/15/26	5,000	4,904
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	15,000	14,509
Dun & Bradstreet Corp.(1)	5.00	12/15/29	15,000	14,246
Dye & Durham Ltd.(1)	8.63	04/15/29	20,000	20,482
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	10,000	9,127
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	20,000	20,699
MicroStrategy, Inc.(1)	6.13	06/15/28	15,000	14,848
Rocket Software, Inc.(1)	9.00	11/28/28	30,000	30,906
SS&C Technologies, Inc.(1)	5.50	09/30/27	75,000	74,371
SS&C Technologies, Inc.(1)	6.50	06/01/32	25,000	25,480
UKG, Inc.(1)	6.88	02/01/31	90,000	92,561
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	20,000	18,284
				669,573
TELECOMMUNICATIONS – 3.9%
Consolidated Communications, Inc.(1)	5.00	10/01/28	15,000	12,997
Consolidated Communications, Inc.(1)	6.50	10/01/28	25,000	22,578
Frontier Communications Holdings LLC(1)	5.00	05/01/28	55,000	53,011
Frontier Communications Holdings LLC(1)	5.88	10/15/27	40,000	39,639
Frontier Communications Holdings LLC(1)	8.63	03/15/31	25,000	26,213
Frontier Communications Holdings LLC(1)	8.75	05/15/30	45,000	47,178
Frontier Florida LLC	6.86	02/01/28	10,000	10,169
GoTo Group, Inc.(1)	5.50	05/01/28	10,000	7,876
Iliad Holding SASU(1)	6.50	10/15/26	35,000	35,107
Iliad Holding SASU(1)	7.00	10/15/28	25,000	25,089
Iliad Holding SASU(1)	8.50	04/15/31	30,000	31,275
Level 3 Financing, Inc.(1)	10.50	04/15/29	20,000	20,600
Level 3 Financing, Inc.(1)	10.50	05/15/30	30,000	30,810
Level 3 Financing, Inc.(1)	10.75	12/15/30	35,000	36,269
Level 3 Financing, Inc.(1)	11.00	11/15/29	50,000	52,995
Lumen Technologies, Inc.(1)	4.13	04/15/29	10,000	7,375
Lumen Technologies, Inc.(1)	4.13	04/15/30	10,000	7,100
Qwest Corp.	7.25	09/15/25	10,000	9,958
Viasat, Inc.(1)	5.63	09/15/25	25,000	24,751
Viasat, Inc.(1)	6.50	07/15/28	25,000	20,376
Viasat, Inc.(1)	7.50	05/30/31	15,000	11,028
Windstream Escrow LLC/Windstream Escrow Finance Corp.(1)	7.75	08/15/28	50,000	48,286
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	50,000	42,577
				623,257
TRANSPORTATION – 0.6%
Brightline East LLC(1)	11.00	01/31/30	50,000	45,541
Forward Air Corp.(1)	9.50	10/15/31	25,000	23,564
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	25,000	25,619
				94,724
TOTAL CORPORATE BONDS (Cost – $15,014,479)				15,375,143

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
TIME DEPOSITS – 2.1%
Sumitomo Mitsui Trust Bank, London	4.68	08/01/24	$335,111	$335,111
TOTAL SHORT-TERM INVESTMENTS (Cost – $335,111)				335,111

TOTAL INVESTMENTS – 99.4% (Cost – $15,349,590)				$15,710,254
OTHER ASSETS LESS LIABILITIES – 0.6%				99,898
NET ASSETS – 100.0%				$15,810,152

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $13,798,633 and represents 87.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$15,375,143	$–	$15,375,143
Time Deposits	–	335,111	–	335,111
Total Investments	$–	$15,710,254	$–	$15,710,254

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
REAL ESTATE – 0.0%
WeWork, Inc. Class A*	1,339	$80
TOTAL COMMON STOCKS (Cost – $49,477)		80

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 96.7%
ADVERTISING – 2.0%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$595,000	511,557
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	520,000	459,780
CMG Media Corp.(1)	8.88	12/15/27	455,000	266,357
				1,237,694
AEROSPACE/DEFENSE – 1.0%
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	265,000	264,846
Spirit AeroSystems, Inc.	4.60	06/15/28	375,000	355,648
				620,494
AIRLINES – 0.6%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	230,000	145,562
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(1)	8.00	09/20/25	365,000	231,000
				376,562
APPAREL – 0.4%
Wolverine World Wide, Inc.(1)	4.00	08/15/29	285,000	243,206

AUTO MANUFACTURERS – 1.0%
McLaren Finance PLC(1)	7.50	08/01/26	320,000	281,040
PM General Purchaser LLC(1)	9.50	10/01/28	350,000	359,617
				640,657
AUTO PARTS & EQUIPMENT – 0.9%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	335,000	293,926
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	310,000	266,500
				560,426
BEVERAGES – 0.6%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	390,000	378,280

BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	230,000	175,714

BUILDING MATERIALS – 1.3%
ACProducts Holdings, Inc.(1)	6.38	05/15/29	260,000	156,646
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	165,000	136,115
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	267,000	228,802
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	315,000	295,160
				816,723
CHEMICALS – 4.4%
ASP Unifrax Holdings, Inc.(1)	7.50	09/30/29	205,000	103,692
GPD Cos, Inc.(1)	10.13	04/01/26	255,000	238,078
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	255,000	256,096
Innophos Holdings, Inc.(1)	9.38	02/15/28	145,000	126,150
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	183,000	176,039

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 4.4% (Continued)
Olympus Water US Holding Corp.(1)	6.25	10/01/29	$210,000	$192,899
Polar US Borrower LLC/Schenectady International Group, Inc.(1)	6.75	05/15/26	155,000	43,331
Rayonier AM Products, Inc.(1)	7.63	01/15/26	240,000	228,600
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	375,000	354,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(1)	5.13	04/01/29	235,000	89,342
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	410,000	367,430
WR Grace Holdings LLC(1)	5.63	08/15/29	620,000	568,000
				2,744,057
COMMERCIAL SERVICES – 5.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	520,000	453,627
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	565,000	564,944
Deluxe Corp.(1)	8.00	06/01/29	245,000	231,395
Garda World Security Corp.(1)	6.00	06/01/29	265,000	245,949
Garda World Security Corp.(1)	8.25	08/01/32	300,000	300,655
Garda World Security Corp.(1)	9.50	11/01/27	325,000	327,314
Hertz Corp.(1)	4.63	12/01/26	260,000	196,408
Hertz Corp.(1)	5.00	12/01/29	520,000	344,305
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	390,000	372,021
Signal Parent, Inc.(1)	6.13	04/01/29	150,000	101,877
StoneMor, Inc.(1)	8.50	05/15/29	210,000	175,843
WW International, Inc.(1)	4.50	04/15/29	260,000	93,357
				3,407,695
COMPUTERS – 2.6%
Ahead DB Holdings LLC(1)	6.63	05/01/28	210,000	199,947
McAfee Corp.(1)	7.38	02/15/30	1,090,000	1,017,441
Vericast Corp.(1)	12.50	12/15/27	190,000	224,838
Virtusa Corp.(1)	7.13	12/15/28	185,000	175,484
				1,617,710
COSMETICS/PERSONAL CARE – 0.1%
Oriflame Investment Holding PLC(1)	5.13	05/04/26	285,000	72,675

DISTRIBUTION/WHOLESALE – 1.0%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	360,000	348,701
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	260,000	259,934
				608,635
DIVERSIFIED FINANCIAL SERVICES – 2.7%
Aretec Group, Inc.(1)	7.50	04/01/29	210,000	198,888
Armor Holdco, Inc.(1)	8.50	11/15/29	184,000	175,978
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	210,000	172,397
Hightower Holding LLC(1)	6.75	04/15/29	160,000	149,457
Hightower Holding LLC(1)	9.13	01/31/30	225,000	228,687
LD Holdings Group LLC(1)	6.13	04/01/28	315,000	251,226
LD Holdings Group LLC(1)	8.75	11/01/27	190,000	173,061
Osaic Holdings, Inc.(1)	10.75	08/01/27	215,000	219,593
World Acceptance Corp.(1)	7.00	11/01/26	135,000	129,980
				1,699,267

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.8%
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	$170,000	$153,296
INNOVATE Corp.(1)	8.50	02/01/26	165,000	126,247
Tutor Perini Corp.(1)	11.88	04/30/29	210,000	230,127
				509,670
ENTERTAINMENT – 1.5%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	325,000	135,130
Motion Bondco DAC(1)	6.63	11/15/27	215,000	211,878
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	405,000	303,119
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	390,000	276,869
Universal Entertainment Corp.(1),(2)	8.75	12/11/24	25,000	27,247
				954,243
ENVIRONMENTAL CONTROL – 0.8%
Madison IAQ LLC(1)	5.88	06/30/29	560,000	524,872

FOOD – 1.9%
B&G Foods, Inc.	5.25	09/15/27	285,000	267,248
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	260,000	269,805
Sigma Holdco BV(1)	7.88	05/15/26	185,000	183,339
TreeHouse Foods, Inc.	4.00	09/01/28	260,000	234,815
United Natural Foods, Inc.(1)	6.75	10/15/28	260,000	237,788
				1,192,995
FOOD SERVICE – 0.6%
TKC Holdings, Inc.(1)	10.50	05/15/29	370,000	360,201

FOREST PRODUCTS & PAPER – 0.4%
Glatfelter Corp.(1)	4.75	11/15/29	260,000	220,517

HEALTHCARE-SERVICES – 4.5%
AHP Health Partners, Inc.(1)	5.75	07/15/29	150,000	143,396
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	660,000	501,489
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	675,000	554,218
LifePoint Health, Inc.(1)	5.38	01/15/29	272,000	246,670
LifePoint Health, Inc.(1)	10.00	06/01/32	425,000	451,576
ModivCare Escrow Issuer, Inc.(1)	5.00	10/01/29	260,000	176,189
MPH Acquisition Holdings LLC(1)	5.75	11/01/28	510,000	302,721
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	430,000	444,619
				2,820,878
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	250,000	242,774

HOUSEWARES – 0.3%
SWF Holdings I Corp.(1)	6.50	10/01/29	320,000	175,971

INSURANCE – 9.1%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	255,000	240,528
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	497,000	505,811
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	280,000	288,030
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	235,000	225,206

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 9.1% (Continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	$730,000	$725,227
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	540,000	546,764
AssuredPartners, Inc.(1)	5.63	01/15/29	310,000	295,501
AssuredPartners, Inc.(1)	7.50	02/15/32	260,000	265,914
BroadStreet Partners, Inc.(1)	5.88	04/15/29	380,000	366,574
GTCR AP Finance, Inc.(1)	8.00	05/15/27	250,000	251,023
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	260,000	259,498
HUB International Ltd.(1)	5.63	12/01/29	266,000	255,600
HUB International Ltd.(1)	7.38	01/31/32	955,000	982,238
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	150,000	161,024
USI, Inc./NY(1)	7.50	01/15/32	320,000	331,257
				5,700,195
INTERNET – 1.2%
Arches Buyer, Inc.(1)	6.13	12/01/28	257,000	213,112
Cablevision Lightpath LLC(1)	5.63	09/15/28	215,000	182,714
Millennium Escrow Corp.(1)	6.63	08/01/26	375,000	197,538
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	255,000	177,453
				770,817
IRON/STEEL – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	295,000	265,630

LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	275,000	261,417

LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	215,000	211,816

MACHINERY-DIVERSIFIED – 1.3%
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	265,000	272,931
OT Merger Corp.(1)	7.88	10/15/29	149,000	65,868
SPX FLOW, Inc.(1)	8.75	04/01/30	260,000	271,134
TK Elevator Holdco GmbH(1)	7.63	07/15/28	210,000	210,689
				820,622
MEDIA – 6.8%
Beasley Mezzanine Holdings LLC(1)	8.63	02/01/26	140,000	83,136
CSC Holdings LLC(1)	3.38	02/15/31	150,000	99,875
CSC Holdings LLC(1)	4.13	12/01/30	165,000	114,405
CSC Holdings LLC(1)	4.50	11/15/31	204,000	140,882
CSC Holdings LLC(1)	5.38	02/01/28	150,000	119,240
CSC Holdings LLC(1)	5.50	04/15/27	200,000	167,411
CSC Holdings LLC(1)	6.50	02/01/29	255,000	196,630
CSC Holdings LLC(1)	11.25	05/15/28	150,000	135,761
CSC Holdings LLC(1)	11.75	01/31/29	308,700	279,254
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	165,000	65,175
DISH DBS Corp.	5.13	06/01/29	165,000	69,266
DISH DBS Corp.(1)	5.25	12/01/26	330,000	275,304
DISH DBS Corp.(1)	5.75	12/01/28	325,000	239,167

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.8% (Continued)
DISH DBS Corp.	7.38	07/01/28	$110,000	$51,811
DISH DBS Corp.	7.75	07/01/26	230,000	148,171
DISH Network Corp.(1)	11.75	11/15/27	445,000	445,720
iHeartCommunications, Inc.(1)	4.75	01/15/28	270,000	166,908
iHeartCommunications, Inc.(1)	5.25	08/15/27	405,000	265,637
iHeartCommunications, Inc.	6.38	05/01/26	435,000	368,185
iHeartCommunications, Inc.	8.38	05/01/27	470,000	192,611
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	485,000	388,624
Sinclair Television Group, Inc.(1)	5.13	02/15/27	140,000	119,202
Sinclair Television Group, Inc.(1)	5.50	03/01/30	270,000	164,568
				4,296,943
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	175,000	168,321

MINING – 0.6%
Coeur Mining, Inc.(1)	5.13	02/15/29	155,000	144,967
IAMGOLD Corp.(1)	5.75	10/15/28	235,000	226,158
				371,125
MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	242,000	241,290
FXI Holdings, Inc.(1)	12.25	11/15/26	420,000	418,950
				660,240
OIL & GAS – 3.9%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	170,000	159,969
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	170,000	156,041
Global Marine, Inc.	7.00	06/01/28	130,000	122,440
Nabors Industries Ltd.(1)	7.25	01/15/26	290,000	295,459
Nabors Industries Ltd.(1)	7.50	01/15/28	195,000	191,748
Nabors Industries, Inc.(1)	8.88	08/15/31	325,000	331,768
Transocean, Inc.	6.80	03/15/38	280,000	240,540
Transocean, Inc.	7.50	04/15/31	185,000	178,624
Transocean, Inc.(1)	8.00	02/01/27	190,000	190,475
Transocean, Inc.(1)	8.25	05/15/29	400,000	408,698
Transocean, Inc.(1)	8.50	05/15/31	197,000	201,793
				2,477,555
OIL & GAS SERVICES – 0.2%
Nine Energy Service, Inc.	13.00	02/01/28	150,000	119,738

PACKAGING & CONTAINERS – 6.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	565,000	480,530
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	655,000	554,724
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	600,000	589,320
Graham Packaging Co., Inc.(1)	7.13	08/15/28	262,000	255,614
Iris Holding, Inc.(1)	10.00	12/15/28	210,000	178,268
LABL, Inc.(1)	8.25	11/01/29	240,000	210,732
LABL, Inc.(1)	10.50	07/15/27	380,000	370,534

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 6.5% (Continued)
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	$735,000	$736,794
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	325,000	355,674
Trivium Packaging Finance BV(1)	8.50	08/15/27	375,000	368,440
				4,100,630
PHARMACEUTICALS – 1.1%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	180,000	156,059
Grifols SA(1)	4.75	10/15/28	370,000	337,967
P&L Development LLC/PLD Finance Corp.(1)	7.75	11/15/25	240,000	221,393
				715,419
PIPELINES – 0.3%
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	160,000	158,154

REAL ESTATE – 0.6%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	240,000	160,910
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	300,000	206,440
				367,350
REAL ESTATE INVESTMENT TRUST (REITS) – 2.5%
Diversified Healthcare Trust	4.38	03/01/31	280,000	213,540
Diversified Healthcare Trust	4.75	02/15/28	250,000	212,005
Diversified Healthcare Trust	9.75	06/15/25	57,000	57,123
Office Properties Income Trust(1)	9.00	03/31/29	170,000	159,418
Office Properties Income Trust(1)	9.00	09/30/29	295,000	234,230
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	370,000	265,507
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(1)	6.50	02/15/29	600,000	454,120
				1,595,943
RETAIL – 5.8%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	670,000	594,894
Foundation Building Materials, Inc.(1)	6.00	03/01/29	210,000	188,392
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	205,000	149,835
Guitar Center, Inc.(1)	8.50	01/15/26	285,000	253,350
LBM Acquisition LLC(1)	6.25	01/15/29	380,000	336,127
Liberty Interactive LLC	8.25	02/01/30	265,000	137,317
Liberty Interactive LLC	8.50	07/15/29	140,000	74,108
Michaels Cos, Inc.(1)	7.88	05/01/29	610,000	351,267
NMG Holding Co., Inc./Neiman Marcus Group LLC(1)	7.13	04/01/26	590,000	593,046
Park River Holdings, Inc.(1)	5.63	02/01/29	180,000	146,847
Park River Holdings, Inc.(1)	6.75	08/01/29	155,000	130,317
Staples, Inc.(1)	12.75	01/15/30	430,847	334,950
White Capital Buyer LLC(1)	6.88	10/15/28	334,000	330,914
				3,621,364

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 6.5%
Alteryx, Inc.(1)	8.75	03/15/28	$235,000	$242,528
AthenaHealth Group, Inc.(1)	6.50	02/15/30	1,275,000	1,203,427
Castle US Holding Corp.(1)	9.50	02/15/28	150,000	71,492
Cloud Software Group, Inc.(1)	9.00	09/30/29	1,225,000	1,218,913
Rackspace Finance LLC(1)	3.50	05/15/28	180,000	78,182
Rocket Software, Inc.(1)	6.50	02/15/29	310,000	280,253
Veritas US, Inc./Veritas Bermuda Ltd.(1)	7.50	09/01/25	945,000	823,038
West Technology Group LLC(1)	8.50	04/10/27	210,000	181,147
				4,098,980
TELECOMMUNICATIONS – 12.2%
Altice Financing SA(1)	5.00	01/15/28	515,000	411,803
Altice Financing SA(1)	5.75	08/15/29	875,000	665,115
Altice Financing SA(1)	9.63	07/15/27	150,000	140,188
Altice France SA(1)	5.13	01/15/29	100,000	69,525
Altice France SA(1)	5.13	07/15/29	555,000	389,804
Altice France SA(1)	5.50	01/15/28	235,000	172,296
Altice France SA(1)	5.50	10/15/29	425,000	299,403
Altice France SA(1)	8.13	02/01/27	375,000	303,551
CommScope LLC(1)	4.75	09/01/29	650,000	472,875
CommScope LLC(1)	6.00	03/01/26	805,000	756,643
Frontier Communications Holdings LLC	5.88	11/01/29	375,000	337,963
Frontier Communications Holdings LLC(1)	6.00	01/15/30	485,000	437,517
Frontier Communications Holdings LLC(1)	6.75	05/01/29	485,000	458,802
GoTo Group, Inc.(1)	5.50	05/01/28	223,349	83,572
Hughes Satellite Systems Corp.	5.25	08/01/26	410,000	312,971
Hughes Satellite Systems Corp.	6.63	08/01/26	395,000	185,650
Level 3 Financing, Inc.(1)	3.63	01/15/29	170,000	82,450
Level 3 Financing, Inc.(1)	3.75	07/15/29	385,000	183,838
Level 3 Financing, Inc.(1)	3.88	10/15/30	235,000	152,579
Level 3 Financing, Inc.(1)	4.00	04/15/31	235,000	150,421
Level 3 Financing, Inc.(1)	4.25	07/01/28	250,000	137,500
Level 3 Financing, Inc.(1)	4.50	04/01/30	408,000	275,433
Level 3 Financing, Inc.(1)	4.63	09/15/27	175,000	116,445
Level 3 Financing, Inc.(1)	4.88	06/15/29	335,000	237,850
Lumen Technologies, Inc.(1)	4.50	01/15/29	220,000	96,397
Lumen Technologies, Inc.	7.60	09/15/39	180,000	77,078
Lumen Technologies, Inc.	7.65	03/15/42	150,000	62,283
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	200,000	91,441
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	250,000	119,808
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	565,000	386,337
				7,667,538
TRANSPORTATION – 0.2%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	150,000	139,229

TOTAL CORPORATE BONDS (Cost – $60,163,708)				60,790,942

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 3.9%
TIME DEPOSITS – 3.9%
Citibank, New York	4.68	08/01/24	$2,484,426	$2,484,426
TOTAL SHORT-TERM INVESTMENTS (Cost – $2,484,426)				2,484,426

TOTAL INVESTMENTS – 100.6% (Cost – $62,697,611)				$63,275,448
OTHER ASSETS LESS LIABILITIES – (0.6)%				(363,489)
NET ASSETS – 100.0%				$62,911,959

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $56,445,332 and represents 89.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$80	$–	$–	$80
Corporate Bonds	–	60,790,942	–	60,790,942
Time Deposits	–	2,484,426	–	2,484,426
Total Investments	$80	$63,275,368	$–	$63,275,448

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.3%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	4.65	10/01/28	$20,000	$19,875
Omnicom Group, Inc./Omnicom Capital, Inc.	3.60	04/15/26	70,000	68,424
				88,299
AEROSPACE/DEFENSE – 3.2%
Boeing Co.	2.20	02/04/26	280,000	266,498
Boeing Co.	2.70	02/01/27	45,000	42,130
Boeing Co.	2.75	02/01/26	60,000	57,578
Boeing Co.	3.10	05/01/26	15,000	14,409
Boeing Co.	3.20	03/01/29	100,000	90,828
Boeing Co.	3.25	02/01/28	35,000	32,647
Boeing Co.	5.04	05/01/27	95,000	94,265
Boeing Co.(1)	6.26	05/01/27	55,000	56,209
Boeing Co.(1)	6.30	05/01/29	100,000	103,462
HEICO Corp.	5.25	08/01/28	25,000	25,414
Howmet Aerospace, Inc.	3.00	01/15/29	15,000	13,882
Howmet Aerospace, Inc.	5.90	02/01/27	50,000	51,122
L3Harris Technologies, Inc.	3.85	12/15/26	25,000	24,464
L3Harris Technologies, Inc.	4.40	06/15/28	35,000	34,498
L3Harris Technologies, Inc.	4.40	06/15/28	55,000	54,294
L3Harris Technologies, Inc.	5.05	06/01/29	30,000	30,356
L3Harris Technologies, Inc.	5.40	01/15/27	75,000	76,088
Northrop Grumman Corp.	3.20	02/01/27	40,000	38,680
Northrop Grumman Corp.	3.25	01/15/28	135,000	129,034
RTX Corp.	2.65	11/01/26	30,000	28,679
RTX Corp.	3.13	05/04/27	55,000	52,771
RTX Corp.	3.50	03/15/27	40,000	38,821
RTX Corp.	3.95	08/16/25	70,000	69,223
RTX Corp.	4.13	11/16/28	145,000	142,082
RTX Corp.	5.00	02/27/26	10,000	10,029
RTX Corp.	5.75	11/08/26	120,000	122,522
RTX Corp.	5.75	01/15/29	25,000	26,098
				1,726,083
AGRICULTURE – 1.4%
Altria Group, Inc.	2.63	09/16/26	15,000	14,310
Altria Group, Inc.	4.40	02/14/26	65,000	64,442
Altria Group, Inc.	4.80	02/14/29	65,000	64,906
Altria Group, Inc.	6.20	11/01/28	55,000	57,944
BAT Capital Corp.	2.26	03/25/28	100,000	91,145
BAT Capital Corp.	3.22	09/06/26	15,000	14,495
BAT Capital Corp.	3.56	08/15/27	85,000	81,893
BAT Capital Corp.	4.70	04/02/27	55,000	54,801
BAT International Finance PLC	1.67	03/25/26	130,000	123,194
BAT International Finance PLC	4.45	03/16/28	75,000	73,846
BAT International Finance PLC	5.93	02/02/29	30,000	31,213

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.4% (Continued)
Bunge Ltd. Finance Corp.	1.63	08/17/25	$25,000	$24,119
Bunge Ltd. Finance Corp.	3.25	08/15/26	45,000	43,561
Bunge Ltd. Finance Corp.	3.75	09/25/27	20,000	19,380
				759,249
AIRLINES – 0.2%
American Airlines 2015-1 Class A Pass Through Trust	3.38	05/01/27	13,748	13,022
Southwest Airlines Co.	5.13	06/15/27	88,000	88,443
				101,465
APPAREL – 0.3%
Tapestry, Inc.	7.00	11/27/26	25,000	25,852
Tapestry, Inc.	7.05	11/27/25	20,000	20,405
Tapestry, Inc.	7.35	11/27/28	65,000	68,242
VF Corp.	2.80	04/23/27	25,000	23,257
				137,756
AUTO MANUFACTURERS – 5.3%
Ford Motor Co.	4.35	12/08/26	75,000	73,591
Ford Motor Credit Co. LLC	2.70	08/10/26	55,000	52,283
Ford Motor Credit Co. LLC	3.38	11/13/25	105,000	102,382
Ford Motor Credit Co. LLC	3.82	11/02/27	75,000	71,336
Ford Motor Credit Co. LLC	4.13	08/04/25	50,000	49,280
Ford Motor Credit Co. LLC	4.13	08/17/27	75,000	72,227
Ford Motor Credit Co. LLC	4.27	01/09/27	25,000	24,349
Ford Motor Credit Co. LLC	4.39	01/08/26	55,000	54,200
Ford Motor Credit Co. LLC	4.54	08/01/26	25,000	24,605
Ford Motor Credit Co. LLC	4.95	05/28/27	90,000	88,870
Ford Motor Credit Co. LLC	5.11	05/03/29	125,000	122,426
Ford Motor Credit Co. LLC	5.80	03/05/27	65,000	65,624
Ford Motor Credit Co. LLC	5.80	03/08/29	80,000	80,836
Ford Motor Credit Co. LLC	5.85	05/17/27	80,000	80,884
Ford Motor Credit Co. LLC	6.80	05/12/28	55,000	57,379
Ford Motor Credit Co. LLC	6.80	11/07/28	135,000	141,431
Ford Motor Credit Co. LLC	6.95	03/06/26	110,000	112,392
Ford Motor Credit Co. LLC	6.95	06/10/26	25,000	25,692
Ford Motor Credit Co. LLC	7.35	11/04/27	90,000	94,839
General Motors Co.	4.20	10/01/27	50,000	48,907
General Motors Co.	5.00	10/01/28	30,000	30,194
General Motors Co.	6.13	10/01/25	95,000	95,973
General Motors Co.	6.80	10/01/27	35,000	36,774
General Motors Financial Co., Inc.	1.25	01/08/26	75,000	71,028
General Motors Financial Co., Inc.	1.50	06/10/26	65,000	60,976
General Motors Financial Co., Inc.	2.35	02/26/27	40,000	37,548
General Motors Financial Co., Inc.	2.70	08/20/27	50,000	46,885
General Motors Financial Co., Inc.	4.00	10/06/26	75,000	73,509
General Motors Financial Co., Inc.	4.30	04/06/29	50,000	48,428
General Motors Financial Co., Inc.	4.35	01/17/27	30,000	29,559
General Motors Financial Co., Inc.	5.00	04/09/27	115,000	115,184

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 5.3% (Continued)
General Motors Financial Co., Inc.	5.25	03/01/26	$60,000	$60,114
General Motors Financial Co., Inc.	5.35	07/15/27	60,000	60,631
General Motors Financial Co., Inc.	5.40	04/06/26	85,000	85,459
General Motors Financial Co., Inc.	5.40	05/08/27	45,000	45,519
General Motors Financial Co., Inc.	5.55	07/15/29	60,000	61,194
General Motors Financial Co., Inc.	5.80	06/23/28	85,000	87,323
General Motors Financial Co., Inc.	5.80	01/07/29	155,000	159,342
General Motors Financial Co., Inc.	6.00	01/09/28	120,000	123,686
General Motors Financial Co., Inc.	6.05	10/10/25	35,000	35,345
				2,808,204
AUTO PARTS & EQUIPMENT – 0.2%
BorgWarner, Inc.	2.65	07/01/27	55,000	51,993
Lear Corp.	3.80	09/15/27	30,000	29,008
				81,001
BANKS – 10.7%
Banco Bilbao Vizcaya Argentaria SA	5.86	09/14/26	60,000	60,334
Banco Bilbao Vizcaya Argentaria SA	6.14	09/14/28	30,000	30,984
Banco Santander SA	5.18	11/19/25	80,000	79,693
Bank of Montreal	3.80	12/15/32	65,000	61,913
Bank of Nova Scotia	4.50	12/16/25	70,000	69,463
Barclays PLC	2.28	11/24/27	65,000	61,007
Barclays PLC	4.34	01/10/28	65,000	63,578
Barclays PLC	4.38	01/12/26	120,000	118,907
Barclays PLC	4.84	05/09/28	140,000	137,652
Barclays PLC	4.97	05/16/29	90,000	89,671
Barclays PLC	5.09	06/20/30	75,000	73,368
Barclays PLC	5.20	05/12/26	100,000	99,828
Barclays PLC	5.30	08/09/26	30,000	29,969
Barclays PLC	5.50	08/09/28	85,000	85,966
Barclays PLC	5.67	03/12/28	70,000	70,939
Barclays PLC	5.69	03/12/30	100,000	102,147
Barclays PLC	5.83	05/09/27	105,000	106,151
Barclays PLC	6.49	09/13/29	60,000	63,141
Barclays PLC	6.50	09/13/27	50,000	51,387
Barclays PLC	7.33	11/02/26	100,000	102,231
Barclays PLC	7.39	11/02/28	100,000	106,625
Citigroup, Inc.	4.13	07/25/28	105,000	102,191
Citigroup, Inc.	4.30	11/20/26	50,000	49,294
Citigroup, Inc.	4.45	09/29/27	185,000	182,573
Citigroup, Inc.	4.60	03/09/26	80,000	79,434
Citigroup, Inc.	5.50	09/13/25	90,000	90,317
Citizens Bank, N.A./Providence, RI	3.75	02/18/26	30,000	29,291
Citizens Bank, N.A./Providence, RI	4.58	08/09/28	40,000	39,236
Citizens Financial Group, Inc.	5.84	01/23/30	80,000	81,340
Comerica, Inc.	4.00	02/01/29	40,000	37,435
Comerica, Inc.	5.98	01/30/30	40,000	40,117
Cooperatieve Rabobank UA	3.75	07/21/26	82,000	79,867

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 10.7% (Continued)
Cooperatieve Rabobank UA	4.38	08/04/25	$20,000	$19,791
Deutsche Bank AG/New York, NY	2.13	11/24/26	90,000	86,237
Deutsche Bank AG/New York, NY	2.31	11/16/27	110,000	102,851
Deutsche Bank AG/New York, NY	2.55	01/07/28	65,000	60,957
Deutsche Bank AG/New York, NY	4.88	12/01/32	50,000	47,827
Deutsche Bank AG/New York, NY	5.71	02/08/28	40,000	40,386
Deutsche Bank AG/New York, NY	6.72	01/18/29	65,000	67,946
Deutsche Bank AG/New York, NY	6.82	11/20/29	95,000	100,471
Deutsche Bank AG/New York, NY	7.15	07/13/27	74,000	76,495
Discover Bank	3.45	07/27/26	50,000	48,263
Discover Bank	4.65	09/13/28	45,000	44,042
Fifth Third Bancorp	1.71	11/01/27	10,000	9,295
Fifth Third Bancorp	2.55	05/05/27	35,000	32,885
Fifth Third Bancorp	3.95	03/14/28	10,000	9,703
Fifth Third Bancorp	4.77	07/28/30	50,000	49,144
Fifth Third Bancorp	6.34	07/27/29	90,000	93,884
Fifth Third Bancorp	6.36	10/27/28	45,000	46,619
Fifth Third Bank, N.A.	3.85	03/15/26	60,000	58,662
Goldman Sachs Group, Inc.	4.25	10/21/25	105,000	103,927
Goldman Sachs Group, Inc.	5.95	01/15/27	40,000	41,016
HSBC Holdings PLC	4.25	08/18/25	70,000	69,139
HSBC Holdings PLC	4.38	11/23/26	100,000	98,497
Huntington Bancshares, Inc./OH	4.44	08/04/28	10,000	9,839
Huntington Bancshares, Inc./OH	6.21	08/21/29	90,000	93,569
KeyBank, N.A./Cleveland, OH	3.40	05/20/26	30,000	28,875
KeyBank, N.A./Cleveland, OH	4.15	08/08/25	55,000	54,323
KeyBank, N.A./Cleveland, OH	4.70	01/26/26	30,000	29,662
KeyBank, N.A./Cleveland, OH	5.85	11/15/27	55,000	55,759
KeyCorp	2.25	04/06/27	30,000	27,740
KeyCorp	4.10	04/30/28	45,000	43,290
KeyCorp	4.15	10/29/25	25,000	24,678
Lloyds Banking Group PLC	4.58	12/10/25	65,000	64,317
Lloyds Banking Group PLC	4.65	03/24/26	80,000	79,206
M&T Bank Corp.	4.55	08/16/28	20,000	19,530
M&T Bank Corp.	7.41	10/30/29	75,000	80,646
Manufacturers & Traders Trust Co.	5.40	11/21/25	40,000	40,191
Morgan Stanley	3.95	04/23/27	90,000	87,803
Morgan Stanley	4.35	09/08/26	110,000	108,720
Morgan Stanley	5.00	11/24/25	120,000	119,924
NatWest Group PLC	6.48	06/01/34	55,000	57,039
Regions Financial Corp.	1.80	08/12/28	10,000	8,823
Regions Financial Corp.	5.72	06/06/30	55,000	56,027
Santander Holdings USA, Inc.	2.49	01/06/28	30,000	27,961
Santander Holdings USA, Inc.	3.24	10/05/26	90,000	86,322
Santander Holdings USA, Inc.	4.40	07/13/27	60,000	58,827
Santander Holdings USA, Inc.	5.81	09/09/26	25,000	25,156
Santander Holdings USA, Inc.	6.12	05/31/27	30,000	30,382
Santander Holdings USA, Inc.	6.17	01/09/30	15,000	15,443

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 10.7% (Continued)
Santander Holdings USA, Inc.	6.50	03/09/29	$40,000	$41,334
Santander Holdings USA, Inc.	6.57	06/12/29	55,000	57,112
Santander UK Group Holdings PLC	1.53	08/21/26	15,000	14,398
Santander UK Group Holdings PLC	1.67	06/14/27	55,000	51,507
Santander UK Group Holdings PLC	2.47	01/11/28	40,000	37,425
Santander UK Group Holdings PLC	3.82	11/03/28	65,000	62,323
Santander UK Group Holdings PLC	6.53	01/10/29	60,000	62,405
Santander UK Group Holdings PLC	6.83	11/21/26	75,000	76,385
Synchrony Bank	5.40	08/22/25	60,000	59,837
Synchrony Bank	5.63	08/23/27	55,000	55,160
Synovus Bank/Columbus, GA	5.63	02/15/28	25,000	24,714
Truist Financial Corp.	3.88	03/19/29	35,000	33,382
				5,694,120
BEVERAGES – 1.0%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	40,000	40,924
Constellation Brands, Inc.	3.60	02/15/28	120,000	115,359
Constellation Brands, Inc.	3.70	12/06/26	50,000	48,801
Constellation Brands, Inc.	4.35	05/09/27	20,000	19,761
Constellation Brands, Inc.	4.40	11/15/25	10,000	9,923
Constellation Brands, Inc.	5.00	02/02/26	5,000	5,002
Keurig Dr Pepper, Inc.	3.40	11/15/25	50,000	49,059
Keurig Dr Pepper, Inc.	3.95	04/15/29	40,000	38,751
Keurig Dr Pepper, Inc.	4.60	05/25/28	70,000	69,758
Keurig Dr Pepper, Inc.	5.05	03/15/29	25,000	25,405
Keurig Dr Pepper, Inc.	5.10	03/15/27	30,000	30,328
Molson Coors Beverage Co.	3.00	07/15/26	100,000	96,692
				549,763
BIOTECHNOLOGY – 2.0%
Amgen, Inc.	1.65	08/15/28	25,000	22,273
Amgen, Inc.	2.20	02/21/27	115,000	108,076
Amgen, Inc.	2.60	08/19/26	75,000	71,869
Amgen, Inc.	3.00	02/22/29	35,000	32,739
Amgen, Inc.	3.20	11/02/27	40,000	38,239
Amgen, Inc.	5.15	03/02/28	220,000	223,170
Amgen, Inc.	5.51	03/02/26	65,000	64,991
Biogen, Inc.	4.05	09/15/25	85,000	84,039
Gilead Sciences, Inc.	1.20	10/01/27	15,000	13,522
Gilead Sciences, Inc.	2.95	03/01/27	105,000	100,951
Gilead Sciences, Inc.	3.65	03/01/26	125,000	122,738
Illumina, Inc.	5.75	12/13/27	20,000	20,509
Illumina, Inc.	5.80	12/12/25	40,000	40,275
Royalty Pharma PLC	1.20	09/02/25	65,000	62,235
Royalty Pharma PLC	1.75	09/02/27	40,000	36,487
				1,042,113

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 0.6%
Carrier Global Corp.	2.49	02/15/27	$55,000	$52,199
CRH SMW Finance DAC	5.20	05/21/29	50,000	50,871
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	25,000	25,791
Lennox International, Inc.	5.50	09/15/28	20,000	20,515
Martin Marietta Materials, Inc.	3.50	12/15/27	25,000	24,142
Masco Corp.	1.50	02/15/28	30,000	26,821
Mohawk Industries, Inc.	5.85	09/18/28	30,000	31,161
Owens Corning	5.50	06/15/27	20,000	20,392
Trane Technologies Financing Ltd.	3.80	03/21/29	65,000	62,669
				314,561
CHEMICALS – 1.8%
Albemarle Corp.	4.65	06/01/27	30,000	29,753
Celanese US Holdings LLC	6.17	07/15/27	75,000	77,099
Celanese US Holdings LLC	6.33	07/15/29	40,000	41,871
Celanese US Holdings LLC	6.35	11/15/28	75,000	78,371
Dow Chemical Co.	4.80	11/30/28	25,000	25,152
DuPont de Nemours, Inc.	4.49	11/15/25	125,000	124,013
DuPont de Nemours, Inc.	4.73	11/15/28	85,000	85,842
Eastman Chemical Co.	4.50	12/01/28	30,000	29,582
FMC Corp.	3.20	10/01/26	55,000	52,816
FMC Corp.	5.15	05/18/26	10,000	10,014
Huntsman International LLC	4.50	05/01/29	60,000	57,885
LYB International Finance II BV	3.50	03/02/27	30,000	28,973
Mosaic Co.	4.05	11/15/27	25,000	24,345
Nutrien Ltd.	4.20	04/01/29	70,000	68,390
Nutrien Ltd.	4.90	03/27/28	30,000	30,100
PPG Industries, Inc.	1.20	03/15/26	45,000	42,391
PPG Industries, Inc.	3.75	03/15/28	25,000	24,250
Rohm & Haas Co.	7.85	07/15/29	35,000	39,229
Sherwin-Williams Co.	3.45	06/01/27	70,000	67,645
Westlake Corp.	3.60	08/15/26	35,000	34,144
				971,865
COMMERCIAL SERVICES – 0.7%
Block Financial LLC	2.50	07/15/28	25,000	22,776
Equifax, Inc.	5.10	12/15/27	65,000	65,584
Equifax, Inc.	5.10	06/01/28	5,000	5,059
Global Payments, Inc.	1.20	03/01/26	75,000	70,611
Global Payments, Inc.	2.15	01/15/27	25,000	23,467
Global Payments, Inc.	4.80	04/01/26	20,000	19,908
Global Payments, Inc.	4.95	08/15/27	35,000	35,073
GXO Logistics, Inc.	6.25	05/06/29	30,000	31,097
Moody’s Corp.	3.25	01/15/28	25,000	23,983
RELX Capital, Inc.	4.00	03/18/29	65,000	63,563
Verisk Analytics, Inc.	4.13	03/15/29	30,000	29,403
				390,524

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.6%
CGI, Inc.	1.45	09/14/26	$30,000	$27,867
Dell International LLC/EMC Corp.	4.90	10/01/26	115,000	115,042
Dell International LLC/EMC Corp.	5.25	02/01/28	18,000	18,336
Dell International LLC/EMC Corp.	6.02	06/15/26	146,000	148,443
DXC Technology Co.	1.80	09/15/26	15,000	13,988
DXC Technology Co.	2.38	09/15/28	60,000	53,319
Fortinet, Inc.	1.00	03/15/26	20,000	18,784
Hewlett Packard Enterprise Co.	1.75	04/01/26	100,000	94,944
Hewlett Packard Enterprise Co.	4.90	10/15/25	85,000	84,764
Hewlett Packard Enterprise Co.	5.25	07/01/28	15,000	15,324
HP, Inc.	3.00	06/17/27	130,000	123,938
HP, Inc.	4.00	04/15/29	50,000	48,405
Kyndryl Holdings, Inc.	2.05	10/15/26	25,000	23,359
NetApp, Inc.	2.38	06/22/27	50,000	46,908
Western Digital Corp.	2.85	02/01/29	25,000	22,074
				855,495
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	73,000	70,617
Haleon US Capital LLC	3.38	03/24/29	65,000	61,498
				132,115
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	45,000	46,071

DIVERSIFIED FINANCIAL SERVICES – 6.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.75	01/30/26	90,000	85,582
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	225,000	212,226
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	200,000	184,748
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	50,000	48,033
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	15,000	14,465
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.45	10/01/25	30,000	29,735
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	30,000	29,651
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	40,000	40,164
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	45,000	46,066
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.10	01/15/27	15,000	15,365
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	100,000	103,373
Air Lease Corp.	1.88	08/15/26	80,000	75,176
Air Lease Corp.	2.10	09/01/28	40,000	35,780
Air Lease Corp.	2.20	01/15/27	10,000	9,378
Air Lease Corp.	2.88	01/15/26	90,000	87,094
Air Lease Corp.	3.63	04/01/27	30,000	29,045
Air Lease Corp.	3.75	06/01/26	30,000	29,300
Air Lease Corp.	4.63	10/01/28	10,000	9,865
Air Lease Corp.	5.10	03/01/29	15,000	15,105
Air Lease Corp.	5.30	06/25/26	40,000	40,251
Air Lease Corp.	5.30	02/01/28	40,000	40,510
Air Lease Corp.	5.85	12/15/27	60,000	61,599

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3% (Continued)
Aircastle Ltd.	4.25	06/15/26	$30,000	$29,483
Ally Financial, Inc.	2.20	11/02/28	35,000	31,027
Ally Financial, Inc.	4.75	06/09/27	40,000	39,493
Ally Financial, Inc.	6.85	01/03/30	40,000	41,899
Ally Financial, Inc.	6.99	06/13/29	50,000	52,600
Ally Financial, Inc.	7.10	11/15/27	35,000	36,955
Ares Management Corp.	6.38	11/10/28	25,000	26,445
BGC Group, Inc.(1)	6.60	06/10/29	25,000	25,530
Capital One Financial Corp.	1.88	11/02/27	80,000	74,412
Capital One Financial Corp.	3.27	03/01/30	60,000	55,265
Capital One Financial Corp.	3.65	05/11/27	70,000	67,794
Capital One Financial Corp.	3.75	07/28/26	95,000	92,655
Capital One Financial Corp.	3.75	03/09/27	60,000	58,244
Capital One Financial Corp.	3.80	01/31/28	70,000	67,550
Capital One Financial Corp.	4.20	10/29/25	75,000	73,942
Capital One Financial Corp.	4.93	05/10/28	70,000	69,798
Capital One Financial Corp.	5.25	07/26/30	50,000	50,007
Capital One Financial Corp.	5.46	07/26/30	50,000	50,467
Capital One Financial Corp.	5.47	02/01/29	45,000	45,459
Capital One Financial Corp.	5.70	02/01/30	55,000	56,165
Capital One Financial Corp.	6.31	06/08/29	85,000	88,198
Capital One Financial Corp.	7.15	10/29/27	40,000	41,721
Discover Financial Services	4.10	02/09/27	60,000	58,505
Discover Financial Services	4.50	01/30/26	20,000	19,788
Enact Holdings, Inc.	6.25	05/28/29	35,000	35,652
Jefferies Financial Group, Inc.	4.85	01/15/27	40,000	39,920
Jefferies Financial Group, Inc.	5.88	07/21/28	35,000	36,002
Lazard Group LLC	4.38	03/11/29	65,000	63,283
LPL Holdings, Inc.	6.75	11/17/28	60,000	63,394
Nasdaq, Inc.	3.85	06/30/26	35,000	34,443
Nasdaq, Inc.	5.35	06/28/28	65,000	66,630
Nomura Holdings, Inc.	1.65	07/14/26	60,000	56,127
Nomura Holdings, Inc.	2.17	07/14/28	40,000	35,956
Nomura Holdings, Inc.	2.33	01/22/27	80,000	74,927
Nomura Holdings, Inc.	5.59	07/02/27	25,000	25,383
Nomura Holdings, Inc.	5.61	07/06/29	50,000	51,198
Nomura Holdings, Inc.	5.71	01/09/26	50,000	50,326
Nomura Holdings, Inc.	5.84	01/18/28	20,000	20,525
Nomura Holdings, Inc.	6.07	07/12/28	75,000	77,871
ORIX Corp.	3.70	07/18/27	25,000	24,227
Radian Group, Inc.	6.20	05/15/29	30,000	30,954
Synchrony Financial	3.95	12/01/27	20,000	19,002
Synchrony Financial	5.15	03/19/29	50,000	49,047
Western Union Co.	1.35	03/15/26	25,000	23,552
				3,374,332

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9%
AEP Texas, Inc.	5.45	05/15/29	$100,000	$102,262
AES Corp.	1.38	01/15/26	10,000	9,478
AES Corp.	5.45	06/01/28	75,000	75,751
Algonquin Power & Utilities Corp.(2)	5.37	06/15/26	85,000	85,233
Ameren Corp.	1.95	03/15/27	10,000	9,311
Ameren Corp.	5.00	01/15/29	60,000	60,390
Ameren Corp.	5.70	12/01/26	20,000	20,351
American Electric Power Co., Inc.	3.20	11/13/27	10,000	9,511
American Electric Power Co., Inc.	3.88	02/15/62	20,000	18,685
American Electric Power Co., Inc.	4.30	12/01/28	15,000	14,680
American Electric Power Co., Inc.	5.20	01/15/29	25,000	25,332
American Electric Power Co., Inc.	5.70	08/15/25	25,000	25,096
American Electric Power Co., Inc.	5.75	11/01/27	55,000	56,635
Avangrid, Inc.	3.80	06/01/29	25,000	23,802
CenterPoint Energy, Inc.	1.45	06/01/26	15,000	14,083
CenterPoint Energy, Inc.	5.40	06/01/29	40,000	40,812
Cleco Corporate Holdings LLC	3.74	05/01/26	25,000	24,278
Constellation Energy Generation LLC	5.60	03/01/28	35,000	35,961
Dominion Energy, Inc.	1.45	04/15/26	25,000	23,589
Dominion Energy, Inc.	3.90	10/01/25	45,000	44,412
DTE Energy Co.	2.85	10/01/26	15,000	14,390
DTE Energy Co.	4.88	06/01/28	20,000	20,033
DTE Energy Co.	5.10	03/01/29	100,000	100,963
Duke Energy Corp.	0.90	09/15/25	10,000	9,561
Duke Energy Corp.	2.65	09/01/26	130,000	124,377
Duke Energy Corp.	3.15	08/15/27	75,000	71,727
Duke Energy Corp.	3.40	06/15/29	30,000	28,267
Duke Energy Corp.	4.30	03/15/28	85,000	83,764
Duke Energy Corp.	4.85	01/05/27	15,000	15,063
Duke Energy Corp.	4.85	01/05/29	10,000	10,045
Duke Energy Corp.	5.00	12/08/25	15,000	15,032
Edison International	4.13	03/15/28	15,000	14,577
Edison International	5.25	11/15/28	80,000	80,679
Edison International	5.75	06/15/27	25,000	25,492
Emera US Finance LP	3.55	06/15/26	40,000	38,723
Enel Americas SA	4.00	10/25/26	30,000	29,205
Enel Chile SA	4.88	06/12/28	65,000	63,886
Entergy Corp.	0.90	09/15/25	35,000	33,458
Entergy Corp.	1.90	06/15/28	20,000	17,985
Entergy Corp.	2.95	09/01/26	55,000	52,876
Eversource Energy	2.90	03/01/27	65,000	61,956
Eversource Energy	5.45	03/01/28	95,000	96,639
Eversource Energy	5.95	02/01/29	35,000	36,452
Exelon Corp.	2.75	03/15/27	10,000	9,517
Exelon Corp.	3.40	04/15/26	20,000	19,540
Exelon Corp.	5.15	03/15/28	115,000	116,462
Exelon Corp.	5.15	03/15/29	10,000	10,166
FirstEnergy Corp.	3.90	07/15/27	70,000	68,052

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9% (Continued)
Fortis, Inc./Canada	3.06	10/04/26	$50,000	$48,023
Interstate Power & Light Co.	4.10	09/26/28	10,000	9,760
ITC Holdings Corp.	3.35	11/15/27	25,000	23,948
National Grid PLC	5.60	06/12/28	60,000	61,501
NextEra Energy Capital Holdings, Inc.	1.88	01/15/27	90,000	83,997
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	45,000	40,558
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	65,000	61,579
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	75,000	72,670
NextEra Energy Capital Holdings, Inc.	3.80	03/15/82	15,000	14,054
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	65,000	64,987
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	75,000	70,153
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	40,000	40,219
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	10,000	10,068
NextEra Energy Capital Holdings, Inc.	4.95	01/29/26	40,000	40,036
NextEra Energy Capital Holdings, Inc.	5.75	09/01/25	130,000	130,910
Pacific Gas & Electric Co.	2.10	08/01/27	65,000	59,675
Pacific Gas & Electric Co.	3.00	06/15/28	70,000	65,314
Pacific Gas & Electric Co.	3.15	01/01/26	145,000	140,950
Pacific Gas & Electric Co.	3.30	12/01/27	20,000	18,934
Pacific Gas & Electric Co.	3.75	07/01/28	25,000	23,871
Pacific Gas & Electric Co.	5.55	05/15/29	75,000	76,594
Pacific Gas & Electric Co.	6.10	01/15/29	20,000	20,796
PPL Capital Funding, Inc.	3.10	05/15/26	25,000	24,234
Public Service Enterprise Group, Inc.	5.20	04/01/29	75,000	76,278
Public Service Enterprise Group, Inc.	5.85	11/15/27	20,000	20,620
Public Service Enterprise Group, Inc.	5.88	10/15/28	40,000	41,590
Sempra	3.25	06/15/27	40,000	38,309
Sempra	3.40	02/01/28	70,000	66,869
Sempra	3.70	04/01/29	10,000	9,530
Sempra	4.13	04/01/52	45,000	41,724
Sempra	5.40	08/01/26	25,000	25,239
Southern Co.	3.25	07/01/26	130,000	126,378
Southern Co.	3.75	09/15/51	30,000	28,449
Southern Co.	4.00	01/15/51	40,000	38,936
Southern Co.	4.85	06/15/28	10,000	10,061
Southern Co.	5.11	08/01/27	85,000	85,706
Southern Co.	5.15	10/06/25	10,000	10,010
Southern Co.	5.50	03/15/29	60,000	61,897
Southern Power Co.	4.15	12/01/25	30,000	29,697
Southwestern Electric Power Co.	1.65	03/15/26	40,000	38,020
Southwestern Electric Power Co.	4.10	09/15/28	5,000	4,859
WEC Energy Group, Inc.	1.38	10/15/27	100,000	90,044
WEC Energy Group, Inc.	2.20	12/15/28	15,000	13,501
WEC Energy Group, Inc.	4.75	01/09/26	35,000	34,906
WEC Energy Group, Inc.	5.00	09/27/25	10,000	9,990
WEC Energy Group, Inc.	5.60	09/12/26	10,000	10,142
Xcel Energy, Inc.	1.75	03/15/27	80,000	73,970

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9% (Continued)
Xcel Energy, Inc.	3.35	12/01/26	$15,000	$14,489
Xcel Energy, Inc.	4.00	06/15/28	10,000	9,706
				4,202,290
ELECTRONICS – 0.8%
Amphenol Corp.	4.35	06/01/29	20,000	19,757
Arrow Electronics, Inc.	3.88	01/12/28	10,000	9,602
Avnet, Inc.	4.63	04/15/26	55,000	54,508
Avnet, Inc.	6.25	03/15/28	10,000	10,399
Flex Ltd.	3.75	02/01/26	40,000	39,163
Flex Ltd.	4.88	06/15/29	20,000	19,767
Fortive Corp.	3.15	06/15/26	45,000	43,507
Jabil, Inc.	1.70	04/15/26	20,000	18,892
Jabil, Inc.	3.95	01/12/28	30,000	28,942
Jabil, Inc.	4.25	05/15/27	30,000	29,452
Keysight Technologies, Inc.	4.60	04/06/27	35,000	34,809
TD SYNNEX Corp.	1.75	08/09/26	50,000	46,764
TD SYNNEX Corp.	2.38	08/09/28	15,000	13,603
Trimble, Inc.	4.90	06/15/28	25,000	25,010
Vontier Corp.	1.80	04/01/26	20,000	18,913
				413,088
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	6.35	08/18/28	30,000	31,390
MasTec, Inc.	5.90	06/15/29	35,000	35,798
				67,188
ENTERTAINMENT – 0.6%
Warnermedia Holdings, Inc.	3.76	03/15/27	130,000	123,879
Warnermedia Holdings, Inc.	4.05	03/15/29	70,000	64,886
Warnermedia Holdings, Inc.	6.41	03/15/26	130,000	129,987
				318,752
ENVIRONMENTAL CONTROL – 0.5%
Republic Services, Inc.	2.90	07/01/26	10,000	9,665
Republic Services, Inc.	3.38	11/15/27	5,000	4,813
Republic Services, Inc.	3.95	05/15/28	75,000	73,397
Republic Services, Inc.	4.88	04/01/29	50,000	50,524
Veralto Corp.(1)	5.35	09/18/28	65,000	66,349
Veralto Corp.(1)	5.50	09/18/26	30,000	30,284
Waste Connections, Inc.	3.50	05/01/29	25,000	23,874
Waste Connections, Inc.	4.25	12/01/28	20,000	19,702
				278,608
FOOD – 3.0%
Ahold Finance USA LLC	6.88	05/01/29	20,000	21,780
Campbell Soup Co.	4.15	03/15/28	60,000	58,973
Campbell Soup Co.	5.20	03/19/27	25,000	25,363
Campbell Soup Co.	5.20	03/21/29	20,000	20,401
Conagra Brands, Inc.	1.38	11/01/27	15,000	13,457
Conagra Brands, Inc.	4.60	11/01/25	90,000	89,474

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.0% (Continued)
Conagra Brands, Inc.	4.85	11/01/28	$85,000	$85,036
Conagra Brands, Inc.	5.30	10/01/26	5,000	5,046
General Mills, Inc.	3.20	02/10/27	25,000	24,074
General Mills, Inc.	4.20	04/17/28	105,000	103,542
General Mills, Inc.	4.70	01/30/27	40,000	39,953
General Mills, Inc.	5.24	11/18/25	10,000	10,007
General Mills, Inc.	5.50	10/17/28	10,000	10,307
Ingredion, Inc.	3.20	10/01/26	20,000	19,356
J M Smucker Co.	3.38	12/15/27	40,000	38,506
J M Smucker Co.	5.90	11/15/28	30,000	31,423
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	2.50	01/15/27	40,000	37,656
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	02/02/29	20,000	18,181
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.13	02/01/28	65,000	65,054
Kellanova	3.25	04/01/26	40,000	38,946
Kellanova	3.40	11/15/27	30,000	28,808
Kellanova	4.30	05/15/28	30,000	29,633
Kraft Heinz Foods Co.	3.00	06/01/26	100,000	96,889
Kraft Heinz Foods Co.	3.88	05/15/27	65,000	63,723
Kroger Co.	2.65	10/15/26	20,000	19,112
Kroger Co.	3.50	02/01/26	35,000	34,267
Kroger Co.	4.50	01/15/29	75,000	74,807
McCormick & Co., Inc./MD	0.90	02/15/26	40,000	37,633
McCormick & Co., Inc./MD	3.40	08/15/27	25,000	24,086
Mondelez International, Inc.	2.63	03/17/27	30,000	28,495
Mondelez International, Inc.	4.75	02/20/29	50,000	50,339
Sysco Corp.	3.25	07/15/27	20,000	19,209
Sysco Corp.	3.30	07/15/26	125,000	121,548
Sysco Corp.	3.75	10/01/25	15,000	14,778
Tyson Foods, Inc.	3.55	06/02/27	45,000	43,429
Tyson Foods, Inc.	4.00	03/01/26	60,000	59,095
Tyson Foods, Inc.	4.35	03/01/29	85,000	82,948
Tyson Foods, Inc.	5.40	03/15/29	5,000	5,091
				1,590,425
FOREST PRODUCTS & PAPER – 0.3%
Suzano Austria GmbH	2.50	09/15/28	15,000	13,269
Suzano Austria GmbH	6.00	01/15/29	105,000	106,148
Suzano International Finance BV	5.50	01/17/27	30,000	30,112
				149,529
GAS – 0.5%
National Fuel Gas Co.	5.50	01/15/26	30,000	30,090
NiSource, Inc.	0.95	08/15/25	75,000	71,826
NiSource, Inc.	3.49	05/15/27	35,000	33,824
NiSource, Inc.	5.20	07/01/29	35,000	35,521
NiSource, Inc.	5.25	03/30/28	58,000	58,802
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	45,000	42,527
				272,590

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HAND/MACHINE TOOLS – 0.3%
Regal Rexnord Corp.	6.05	02/15/26	$80,000	$80,665
Regal Rexnord Corp.	6.05	04/15/28	35,000	35,868
Stanley Black & Decker, Inc.	3.40	03/01/26	45,000	43,972
Stanley Black & Decker, Inc.	4.25	11/15/28	5,000	4,922
				165,427
HEALTHCARE-PRODUCTS – 1.4%
Baxter International, Inc.	1.92	02/01/27	40,000	37,267
Baxter International, Inc.	2.27	12/01/28	120,000	107,983
Baxter International, Inc.	2.60	08/15/26	20,000	19,127
Edwards Lifesciences Corp.	4.30	06/15/28	25,000	24,500
GE HealthCare Technologies, Inc.	5.60	11/15/25	70,000	70,417
GE HealthCare Technologies, Inc.	5.65	11/15/27	90,000	92,333
Revvity, Inc.	1.90	09/15/28	20,000	17,804
Solventum Corp.(1)	5.40	03/01/29	75,000	75,954
Solventum Corp.(1)	5.45	02/25/27	50,000	50,482
Stryker Corp.	3.38	11/01/25	110,000	107,941
Stryker Corp.	3.50	03/15/26	25,000	24,514
Stryker Corp.	4.85	12/08/28	30,000	30,251
Zimmer Biomet Holdings, Inc.	3.05	01/15/26	50,000	48,673
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	15,000	15,349
				722,595
HEALTHCARE-SERVICES – 3.0%
Centene Corp.	2.45	07/15/28	130,000	117,610
Centene Corp.	4.25	12/15/27	120,000	116,384
Elevance Health, Inc.	1.50	03/15/26	20,000	18,963
Elevance Health, Inc.	3.65	12/01/27	70,000	67,887
Elevance Health, Inc.	4.10	03/01/28	85,000	83,403
Elevance Health, Inc.	4.90	02/08/26	40,000	39,961
Elevance Health, Inc.	5.15	06/15/29	25,000	25,517
HCA, Inc.	3.13	03/15/27	45,000	43,108
HCA, Inc.	3.38	03/15/29	30,000	28,073
HCA, Inc.	4.13	06/15/29	100,000	96,528
HCA, Inc.	4.50	02/15/27	60,000	59,333
HCA, Inc.	5.20	06/01/28	40,000	40,410
HCA, Inc.	5.25	06/15/26	100,000	100,203
HCA, Inc.	5.38	09/01/26	35,000	35,165
HCA, Inc.	5.63	09/01/28	70,000	71,647
HCA, Inc.	5.88	02/15/26	70,000	70,471
HCA, Inc.	5.88	02/01/29	70,000	72,393
Humana, Inc.	1.35	02/03/27	60,000	55,177
Humana, Inc.	3.70	03/23/29	40,000	38,294
Humana, Inc.	3.95	03/15/27	30,000	29,348
Humana, Inc.	5.75	03/01/28	40,000	41,226
Humana, Inc.	5.75	12/01/28	15,000	15,530
Icon Investments Six DAC	5.81	05/08/27	50,000	51,013
Icon Investments Six DAC	5.85	05/08/29	50,000	51,726
IQVIA, Inc.	5.70	05/15/28	10,000	10,257

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.0% (Continued)
IQVIA, Inc.	6.25	02/01/29	$80,000	$83,883
Laboratory Corp. of America Holdings	1.55	06/01/26	50,000	47,011
Laboratory Corp. of America Holdings	3.60	09/01/27	15,000	14,500
Quest Diagnostics, Inc.	3.45	06/01/26	30,000	29,270
Quest Diagnostics, Inc.	4.20	06/30/29	20,000	19,589
Universal Health Services, Inc.	1.65	09/01/26	30,000	27,982
				1,601,862
HOME BUILDERS – 0.2%
DR Horton, Inc.	1.30	10/15/26	55,000	50,996
DR Horton, Inc.	1.40	10/15/27	10,000	9,051
DR Horton, Inc.	2.60	10/15/25	25,000	24,287
Lennar Corp.	4.75	11/29/27	30,000	30,029
				114,363
HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/27	25,000	23,461
Leggett & Platt, Inc.	4.40	03/15/29	15,000	14,103
Whirlpool Corp.	4.75	02/26/29	30,000	29,967
				67,531
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	4.88	12/06/28	60,000	60,089
Clorox Co.	3.90	05/15/28	10,000	9,752
Clorox Co.	4.40	05/01/29	20,000	19,839
				89,680
INSURANCE – 2.5%
Aegon Ltd.	5.50	04/11/48	60,000	58,488
Allstate Corp.	0.75	12/15/25	25,000	23,652
Allstate Corp.	3.28	12/15/26	35,000	33,870
Allstate Corp.	5.05	06/24/29	20,000	20,280
American International Group, Inc.	5.75	04/01/48	40,000	39,590
American National Group, Inc.	5.00	06/15/27	25,000	24,743
Aon Corp.	3.75	05/02/29	10,000	9,580
Aon Global Ltd.	3.88	12/15/25	35,000	34,535
Aon North America, Inc.	5.13	03/01/27	80,000	80,894
Aon North America, Inc.	5.15	03/01/29	85,000	86,363
Arch Capital Finance LLC	4.01	12/15/26	25,000	24,438
Athene Holding Ltd.	4.13	01/12/28	40,000	39,067
Brighthouse Financial, Inc.	3.70	06/22/27	45,000	43,252
CNA Financial Corp.	3.45	08/15/27	10,000	9,620
CNA Financial Corp.	3.90	05/01/29	35,000	33,747
CNA Financial Corp.	4.50	03/01/26	30,000	29,801
CNO Financial Group, Inc.	5.25	05/30/29	35,000	34,477
Corebridge Financial, Inc.	3.65	04/05/27	60,000	58,200
Corebridge Financial, Inc.	3.85	04/05/29	50,000	47,740
Corebridge Financial, Inc.	6.88	12/15/52	50,000	50,812
Enstar Finance LLC	5.50	01/15/42	20,000	17,907
Enstar Group Ltd.	4.95	06/01/29	35,000	33,977

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.5% (Continued)
Equitable Holdings, Inc.	4.35	04/20/28	$80,000	$78,585
Essent Group Ltd.	6.25	07/01/29	25,000	25,525
F&G Annuities & Life, Inc.	6.50	06/04/29	20,000	20,319
Fairfax Financial Holdings Ltd.	4.85	04/17/28	30,000	29,928
Globe Life, Inc.	4.55	09/15/28	25,000	24,312
Lincoln National Corp.	3.80	03/01/28	25,000	24,200
Manulife Financial Corp.	4.06	02/24/32	35,000	34,019
MGIC Investment Corp.	5.25	08/15/28	40,000	39,359
Old Republic International Corp.	3.88	08/26/26	25,000	24,434
Prudential Financial, Inc.	4.50	09/15/47	40,000	38,204
Prudential Financial, Inc.	5.70	09/15/48	50,000	49,205
Reinsurance Group of America, Inc.	3.90	05/15/29	40,000	38,289
Trinity Acquisition PLC	4.40	03/15/26	10,000	9,888
Willis North America, Inc.	4.50	09/15/28	20,000	19,702
Willis North America, Inc.	4.65	06/15/27	65,000	64,650
				1,355,652
INTERNET – 1.1%
eBay, Inc.	1.40	05/10/26	35,000	32,918
eBay, Inc.	3.60	06/05/27	50,000	48,535
Expedia Group, Inc.	3.80	02/15/28	15,000	14,487
Expedia Group, Inc.	4.63	08/01/27	10,000	9,951
Expedia Group, Inc.	5.00	02/15/26	100,000	100,007
JD.com, Inc.	3.88	04/29/26	20,000	19,631
Netflix, Inc.	4.38	11/15/26	70,000	69,578
Netflix, Inc.	4.88	04/15/28	70,000	70,663
Netflix, Inc.	5.88	11/15/28	93,000	97,643
Netflix, Inc.	6.38	05/15/29	40,000	42,997
VeriSign, Inc.	4.75	07/15/27	60,000	59,418
				565,828
INVESTMENT COMPANIES – 2.5%
Apollo Debt Solutions BDC(1)	6.90	04/13/29	35,000	35,907
Ares Capital Corp.	2.15	07/15/26	43,000	40,261
Ares Capital Corp.	2.88	06/15/27	20,000	18,618
Ares Capital Corp.	2.88	06/15/28	50,000	45,104
Ares Capital Corp.	3.88	01/15/26	95,000	92,596
Ares Capital Corp.	5.88	03/01/29	65,000	65,230
Ares Capital Corp.	5.95	07/15/29	25,000	25,077
Ares Capital Corp.	7.00	01/15/27	45,000	46,458
Blackstone Private Credit Fund	2.63	12/15/26	95,000	88,226
Blackstone Private Credit Fund	3.25	03/15/27	25,000	23,417
Blackstone Private Credit Fund	4.00	01/15/29	35,000	32,654
Blackstone Private Credit Fund(1)	5.95	07/16/29	25,000	24,996
Blackstone Private Credit Fund(1)	7.30	11/27/28	45,000	47,401
Blackstone Secured Lending Fund	2.13	02/15/27	30,000	27,518
Blackstone Secured Lending Fund	2.75	09/16/26	35,000	32,897
Blackstone Secured Lending Fund	2.85	09/30/28	15,000	13,439
Blackstone Secured Lending Fund	3.63	01/15/26	60,000	58,174

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.5% (Continued)
Blue Owl Capital Corp.	2.63	01/15/27	$25,000	$23,220
Blue Owl Capital Corp.	2.88	06/11/28	40,000	36,133
Blue Owl Capital Corp.	3.40	07/15/26	50,000	47,827
Blue Owl Capital Corp.	4.25	01/15/26	30,000	29,424
Blue Owl Capital Corp.	5.95	03/15/29	30,000	30,158
Blue Owl Credit Income Corp.	7.75	09/16/27	35,000	36,571
Blue Owl Credit Income Corp.	7.75	01/15/29	25,000	26,451
Blue Owl Credit Income Corp.	7.95	06/13/28	40,000	42,337
Blue Owl Technology Finance Corp. II(1)	6.75	04/04/29	45,000	44,781
FS KKR Capital Corp.	3.13	10/12/28	60,000	53,070
FS KKR Capital Corp.	3.25	07/15/27	10,000	9,273
FS KKR Capital Corp.	3.40	01/15/26	40,000	38,501
Goldman Sachs BDC, Inc.	2.88	01/15/26	25,000	24,129
Golub Capital BDC, Inc.	2.50	08/24/26	30,000	28,010
Golub Capital BDC, Inc.	6.00	07/15/29	35,000	34,965
HPS Corporate Lending Fund(1)	6.75	01/30/29	25,000	25,661
Main Street Capital Corp.	3.00	07/14/26	25,000	23,660
Sixth Street Lending Partners(1)	6.50	03/11/29	45,000	45,638
				1,317,782
IRON/STEEL – 0.1%
ArcelorMittal SA	4.25	07/16/29	25,000	24,308
ArcelorMittal SA	6.55	11/29/27	40,000	41,814
				66,122
LEISURE TIME – 0.1%
Polaris, Inc.	6.95	03/15/29	60,000	63,782

LODGING – 1.2%
Hyatt Hotels Corp.	5.75	01/30/27	10,000	10,174
Las Vegas Sands Corp.	3.50	08/18/26	70,000	67,590
Las Vegas Sands Corp.	5.90	06/01/27	35,000	35,569
Marriott International, Inc./MD	3.13	06/15/26	20,000	19,369
Marriott International, Inc./MD	4.90	04/15/29	30,000	30,189
Marriott International, Inc./MD	5.00	10/15/27	155,000	156,432
Marriott International, Inc./MD	5.55	10/15/28	20,000	20,630
Sands China Ltd.	2.30	03/08/27	100,000	91,916
Sands China Ltd.	2.85	03/08/29	75,000	66,449
Sands China Ltd.	3.80	01/08/26	20,000	19,464
Sands China Ltd.	5.13	08/08/25	55,000	54,685
Sands China Ltd.	5.40	08/08/28	43,000	42,547
				615,014
MACHINERY-DIVERSIFIED – 0.9%
CNH Industrial Capital LLC	1.45	07/15/26	55,000	51,530
CNH Industrial Capital LLC	1.88	01/15/26	20,000	19,142
CNH Industrial Capital LLC	4.55	04/10/28	25,000	24,793
CNH Industrial Capital LLC	5.10	04/20/29	10,000	10,117
CNH Industrial Capital LLC	5.50	01/12/29	35,000	35,925
CNH Industrial NV	3.85	11/15/27	25,000	24,272

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 0.9% (Continued)
Ingersoll Rand, Inc.	5.18	06/15/29	$40,000	$40,738
Ingersoll Rand, Inc.	5.20	06/15/27	30,000	30,403
Ingersoll Rand, Inc.	5.40	08/14/28	25,000	25,626
Otis Worldwide Corp.	5.25	08/16/28	50,000	51,006
Westinghouse Air Brake Technologies Corp.	3.45	11/15/26	65,000	62,928
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	45,000	44,789
Xylem, Inc./NY	1.95	01/30/28	30,000	27,399
Xylem, Inc./NY	3.25	11/01/26	30,000	29,045
				477,713
MEDIA – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	30,000	26,226
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	15,000	14,190
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	90,000	86,467
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	55,000	53,937
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	95,000	97,069
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11/10/26	90,000	91,651
Discovery Communications LLC	3.95	03/20/28	195,000	183,513
FactSet Research Systems, Inc.	2.90	03/01/27	30,000	28,543
Fox Corp.	4.71	01/25/29	95,000	94,906
Paramount Global	2.90	01/15/27	25,000	23,496
Paramount Global	3.38	02/15/28	35,000	32,210
Paramount Global	4.20	06/01/29	20,000	18,410
Thomson Reuters Corp.	3.35	05/15/26	20,000	19,463
				770,081
MINING – 0.2%
AngloGold Ashanti Holdings PLC	3.38	11/01/28	60,000	54,693
Newmont Corp./Newcrest Finance Pty Ltd.(1)	5.30	03/15/26	65,000	65,378
				120,071
MISCELLANEOUS MANUFACTURER – 0.4%
Carlisle Cos, Inc.	3.75	12/01/27	60,000	58,045
Parker-Hannifin Corp.	3.25	03/01/27	25,000	24,137
Parker-Hannifin Corp.	3.25	06/14/29	45,000	42,226
Parker-Hannifin Corp.	4.25	09/15/27	70,000	69,072
Teledyne Technologies, Inc.	2.25	04/01/28	40,000	36,598
				230,078
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	45,000	42,639
CDW LLC/CDW Finance Corp.	3.25	02/15/29	55,000	50,708
CDW LLC/CDW Finance Corp.	3.28	12/01/28	10,000	9,275
CDW LLC/CDW Finance Corp.	4.25	04/01/28	30,000	29,071
				131,693

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 1.7%
Canadian Natural Resources Ltd.	3.85	06/01/27	$65,000	$63,341
Continental Resources, Inc.	4.38	01/15/28	50,000	48,799
Coterra Energy, Inc.	3.90	05/15/27	60,000	58,406
Diamondback Energy, Inc.	3.25	12/01/26	50,000	48,358
Diamondback Energy, Inc.	5.20	04/18/27	35,000	35,379
EQT Corp.	3.90	10/01/27	75,000	72,768
EQT Corp.	5.70	04/01/28	15,000	15,337
Hess Corp.	4.30	04/01/27	50,000	49,374
HF Sinclair Corp.	5.88	04/01/26	60,000	60,472
Marathon Oil Corp.	4.40	07/15/27	65,000	64,503
Marathon Oil Corp.	5.30	04/01/29	25,000	25,570
Marathon Petroleum Corp.	5.13	12/15/26	60,000	60,499
Occidental Petroleum Corp.	5.55	03/15/26	45,000	45,264
Occidental Petroleum Corp.	5.88	09/01/25	50,000	50,234
Occidental Petroleum Corp.	6.38	09/01/28	10,000	10,453
Ovintiv, Inc.	5.65	05/15/28	30,000	30,647
Phillips 66	1.30	02/15/26	10,000	9,465
Phillips 66	3.90	03/15/28	15,000	14,586
Phillips 66 Co.	4.95	12/01/27	85,000	85,706
Valero Energy Corp.	4.35	06/01/28	70,000	69,038
				918,199
PACKAGING & CONTAINERS – 0.5%
Amcor Finance USA, Inc.	3.63	04/28/26	20,000	19,516
Amcor Group Finance PLC	5.45	05/23/29	35,000	35,726
Berry Global, Inc.	1.57	01/15/26	60,000	57,000
Packaging Corp. of America	3.40	12/15/27	20,000	19,194
WRKCo, Inc.	3.90	06/01/28	80,000	77,323
WRKCo, Inc.	4.00	03/15/28	10,000	9,720
WRKCo, Inc.	4.65	03/15/26	30,000	29,796
WRKCo, Inc.	4.90	03/15/29	20,000	20,104
				268,379
PHARMACEUTICALS – 3.9%
Becton Dickinson & Co.	3.70	06/06/27	78,000	75,951
Becton Dickinson & Co.	4.69	02/13/28	50,000	50,017
Becton Dickinson & Co.	4.87	02/08/29	20,000	20,168
Becton Dickinson & Co.	5.08	06/07/29	45,000	45,729
Cardinal Health, Inc.	3.41	06/15/27	55,000	53,003
Cardinal Health, Inc.	3.75	09/15/25	20,000	19,712
Cardinal Health, Inc.	5.13	02/15/29	50,000	50,684
Cencora, Inc.	3.45	12/15/27	35,000	33,628
Cigna Group	1.25	03/15/26	40,000	37,769
Cigna Group	3.05	10/15/27	30,000	28,651
Cigna Group	3.40	03/01/27	45,000	43,572
Cigna Group	4.13	11/15/25	65,000	64,326
Cigna Group	4.38	10/15/28	160,000	157,881
Cigna Group	4.50	02/25/26	115,000	114,346
Cigna Group	5.00	05/15/29	65,000	65,859

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.9% (Continued)
CVS Health Corp.	1.30	08/21/27	$120,000	$107,935
CVS Health Corp.	2.88	06/01/26	110,000	105,960
CVS Health Corp.	3.00	08/15/26	35,000	33,742
CVS Health Corp.	3.63	04/01/27	40,000	38,854
CVS Health Corp.	4.30	03/25/28	250,000	245,120
CVS Health Corp.	5.00	02/20/26	75,000	74,967
CVS Health Corp.	5.00	01/30/29	50,000	50,320
CVS Health Corp.	5.40	06/01/29	50,000	51,028
Mylan, Inc.	4.55	04/15/28	50,000	49,072
Shire Acquisitions Investments Ireland DAC	3.20	09/23/26	69,000	66,781
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	95,000	95,780
Utah Acquisition Sub, Inc.	3.95	06/15/26	115,000	112,792
Viatris, Inc.	2.30	06/22/27	30,000	27,805
Zoetis, Inc.	3.00	09/12/27	40,000	37,989
Zoetis, Inc.	3.90	08/20/28	25,000	24,315
Zoetis, Inc.	4.50	11/13/25	20,000	19,881
Zoetis, Inc.	5.40	11/14/25	54,000	54,290
				2,057,927
PIPELINES – 5.5%
Boardwalk Pipelines LP	4.45	07/15/27	15,000	14,813
Boardwalk Pipelines LP	4.80	05/03/29	50,000	49,780
Boardwalk Pipelines LP	5.95	06/01/26	10,000	10,129
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	70,000	70,391
Cheniere Energy, Inc.	4.63	10/15/28	75,000	73,594
DCP Midstream Operating LP	5.13	05/15/29	30,000	30,351
DCP Midstream Operating LP	5.63	07/15/27	25,000	25,534
Enbridge, Inc.	4.25	12/01/26	15,000	14,805
Enbridge, Inc.	5.25	04/05/27	55,000	55,680
Enbridge, Inc.	5.30	04/05/29	35,000	35,671
Enbridge, Inc.	5.90	11/15/26	20,000	20,440
Enbridge, Inc.	6.00	11/15/28	10,000	10,460
Energy Transfer LP	4.00	10/01/27	25,000	24,376
Energy Transfer LP	4.40	03/15/27	25,000	24,713
Energy Transfer LP	4.75	01/15/26	125,000	124,514
Energy Transfer LP	4.95	05/15/28	10,000	10,022
Energy Transfer LP	4.95	06/15/28	25,000	25,087
Energy Transfer LP	5.25	04/15/29	70,000	71,064
Energy Transfer LP	5.50	06/01/27	35,000	35,524
Energy Transfer LP	5.55	02/15/28	105,000	107,289
Energy Transfer LP	6.05	12/01/26	75,000	76,933
Energy Transfer LP	6.10	12/01/28	35,000	36,640
Enterprise Products Operating LLC	5.25	08/16/77	75,000	72,594
Enterprise Products Operating LLC	5.38	02/15/78	10,000	9,451
Kinder Morgan, Inc.	1.75	11/15/26	25,000	23,363
Kinder Morgan, Inc.	4.30	03/01/28	38,000	37,494
Kinder Morgan, Inc.	5.00	02/01/29	95,000	95,750
MPLX LP	1.75	03/01/26	55,000	52,280
MPLX LP	4.00	03/15/28	45,000	43,736

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.5% (Continued)
MPLX LP	4.13	03/01/27	$50,000	$49,128
MPLX LP	4.25	12/01/27	115,000	112,797
MPLX LP	4.80	02/15/29	20,000	19,975
ONEOK, Inc.	4.35	03/15/29	60,000	58,827
ONEOK, Inc.	4.55	07/15/28	45,000	44,601
ONEOK, Inc.	5.00	03/01/26	40,000	40,003
ONEOK, Inc.	5.55	11/01/26	70,000	70,996
ONEOK, Inc.	5.65	11/01/28	15,000	15,476
ONEOK, Inc.	5.85	01/15/26	15,000	15,159
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	40,000	39,572
Plains All American Pipeline LP/PAA Finance Corp.	4.65	10/15/25	45,000	44,713
Sabine Pass Liquefaction LLC	4.20	03/15/28	120,000	117,542
Sabine Pass Liquefaction LLC	5.00	03/15/27	45,000	45,133
Sabine Pass Liquefaction LLC	5.88	06/30/26	65,000	65,684
Spectra Energy Partners LP	3.38	10/15/26	180,000	174,231
Targa Resources Corp.	5.20	07/01/27	30,000	30,304
Targa Resources Corp.	6.15	03/01/29	65,000	68,154
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	60,000	59,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50	07/15/27	20,000	20,223
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.88	01/15/29	25,000	25,685
TC PipeLines LP	3.90	05/25/27	25,000	24,250
TransCanada PipeLines Ltd.	4.25	05/15/28	105,000	102,871
TransCanada PipeLines Ltd.	4.88	01/15/26	35,000	34,950
TransCanada PipeLines Ltd.	6.20	03/09/26	25,000	25,013
Transcontinental Gas Pipe Line Co. LLC	7.85	02/01/26	60,000	61,994
Western Midstream Operating LP	6.35	01/15/29	25,000	26,231
Williams Cos, Inc.	3.75	06/15/27	135,000	131,292
Williams Cos, Inc.	4.00	09/15/25	25,000	24,703
Williams Cos, Inc.	4.90	03/15/29	70,000	70,228
Williams Cos, Inc.	5.30	08/15/28	15,000	15,284
Williams Cos, Inc.	5.40	03/02/26	25,000	25,175
				2,942,148
REAL ESTATE – 0.1%
CBRE Services, Inc.	4.88	03/01/26	50,000	49,903
CBRE Services, Inc.	5.50	04/01/29	10,000	10,254
				60,157
REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.9%
American Homes 4 Rent LP	4.25	02/15/28	10,000	9,732
American Tower Corp.	1.30	09/15/25	45,000	43,157
American Tower Corp.	1.45	09/15/26	25,000	23,280
American Tower Corp.	1.50	01/31/28	20,000	17,877
American Tower Corp.	1.60	04/15/26	40,000	37,774
American Tower Corp.	2.75	01/15/27	35,000	33,283
American Tower Corp.	3.38	10/15/26	45,000	43,536
American Tower Corp.	3.55	07/15/27	40,000	38,549
American Tower Corp.	3.60	01/15/28	30,000	28,791
American Tower Corp.	3.65	03/15/27	30,000	29,111

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.9% (Continued)
American Tower Corp.	3.95	03/15/29	$20,000	$19,251
American Tower Corp.	4.40	02/15/26	15,000	14,881
American Tower Corp.	5.20	02/15/29	35,000	35,503
American Tower Corp.	5.25	07/15/28	25,000	25,352
American Tower Corp.	5.50	03/15/28	85,000	86,810
American Tower Corp.	5.80	11/15/28	30,000	31,131
Boston Properties LP	2.75	10/01/26	55,000	51,871
Boston Properties LP	3.40	06/21/29	15,000	13,633
Boston Properties LP	3.65	02/01/26	50,000	48,631
Boston Properties LP	4.50	12/01/28	85,000	81,683
Boston Properties LP	6.75	12/01/27	35,000	36,426
Brixmor Operating Partnership LP	4.13	06/15/26	13,000	12,790
Brixmor Operating Partnership LP	4.13	05/15/29	60,000	57,728
Crown Castle, Inc.	1.05	07/15/26	70,000	64,936
Crown Castle, Inc.	2.90	03/15/27	20,000	19,027
Crown Castle, Inc.	3.65	09/01/27	45,000	43,419
Crown Castle, Inc.	3.70	06/15/26	45,000	43,932
Crown Castle, Inc.	3.80	02/15/28	35,000	33,715
Crown Castle, Inc.	4.00	03/01/27	15,000	14,684
Crown Castle, Inc.	4.30	02/15/29	25,000	24,372
Crown Castle, Inc.	4.45	02/15/26	45,000	44,586
Crown Castle, Inc.	4.80	09/01/28	15,000	14,941
Crown Castle, Inc.	5.00	01/11/28	100,000	100,317
Crown Castle, Inc.	5.60	06/01/29	55,000	56,550
CubeSmart LP	2.25	12/15/28	35,000	31,466
Digital Realty Trust LP	3.60	07/01/29	45,000	42,519
Digital Realty Trust LP	3.70	08/15/27	45,000	43,547
Digital Realty Trust LP	4.45	07/15/28	35,000	34,487
Digital Realty Trust LP	5.55	01/15/28	60,000	61,217
Equinix, Inc.	1.00	09/15/25	25,000	23,891
Equinix, Inc.	1.45	05/15/26	25,000	23,504
Equinix, Inc.	1.55	03/15/28	115,000	102,638
Equinix, Inc.	2.90	11/18/26	15,000	14,354
Essex Portfolio LP	4.00	03/01/29	40,000	38,488
Extra Space Storage LP	3.50	07/01/26	35,000	34,018
Extra Space Storage LP	5.70	04/01/28	20,000	20,521
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	70,000	70,093
GLP Capital LP/GLP Financing II, Inc.	5.38	04/15/26	45,000	44,979
Healthcare Realty Holdings LP	3.50	08/01/26	30,000	29,064
Healthcare Realty Holdings LP	3.75	07/01/27	25,000	24,143
Healthpeak OP LLC	2.13	12/01/28	20,000	17,926
Healthpeak OP LLC	3.25	07/15/26	35,000	33,926
Healthpeak OP LLC	3.50	07/15/29	40,000	37,674
Invitation Homes Operating Partnership LP	2.30	11/15/28	30,000	26,994
Kimco Realty OP LLC	2.80	10/01/26	25,000	23,932
Omega Healthcare Investors, Inc.	4.50	04/01/27	30,000	29,401
Omega Healthcare Investors, Inc.	4.75	01/15/28	30,000	29,513
Omega Healthcare Investors, Inc.	5.25	01/15/26	35,000	34,908

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.9% (Continued)
Piedmont Operating Partnership LP	9.25	07/20/28	$25,000	$27,372
Regency Centers LP	3.60	02/01/27	20,000	19,449
Sabra Health Care LP	5.13	08/15/26	30,000	29,919
Sun Communities Operating LP	5.50	01/15/29	25,000	25,390
Ventas Realty LP	4.00	03/01/28	40,000	38,801
Ventas Realty LP	4.13	01/15/26	25,000	24,643
Ventas Realty LP	4.40	01/15/29	35,000	34,356
VICI Properties LP	4.75	02/15/28	60,000	59,452
Welltower OP LLC	2.05	01/15/29	25,000	22,255
Welltower OP LLC	2.70	02/15/27	20,000	19,081
Welltower OP LLC	4.13	03/15/29	20,000	19,468
Welltower OP LLC	4.25	04/01/26	50,000	49,410
Welltower OP LLC	4.25	04/15/28	35,000	34,365
Weyerhaeuser Co.	4.75	05/15/26	40,000	39,931
				2,598,354
RETAIL – 3.0%
AutoZone, Inc.	3.75	06/01/27	35,000	34,092
AutoZone, Inc.	5.10	07/15/29	30,000	30,377
AutoZone, Inc.	6.25	11/01/28	20,000	21,161
Best Buy Co., Inc.	4.45	10/01/28	25,000	24,747
Darden Restaurants, Inc.	3.85	05/01/27	20,000	19,492
Dollar General Corp.	3.88	04/15/27	15,000	14,590
Dollar General Corp.	4.63	11/01/27	105,000	104,207
Dollar General Corp.	5.20	07/05/28	15,000	15,154
Dollar Tree, Inc.	4.20	05/15/28	75,000	73,352
Lowe’s Cos, Inc.	1.30	04/15/28	15,000	13,325
Lowe’s Cos, Inc.	1.70	09/15/28	35,000	31,159
Lowe’s Cos, Inc.	2.50	04/15/26	38,000	36,615
Lowe’s Cos, Inc.	3.10	05/03/27	80,000	76,736
Lowe’s Cos, Inc.	3.35	04/01/27	30,000	28,994
Lowe’s Cos, Inc.	3.38	09/15/25	75,000	73,692
Lowe’s Cos, Inc.	3.65	04/05/29	140,000	133,967
Lowe’s Cos, Inc.	4.40	09/08/25	25,000	24,820
Lowe’s Cos, Inc.	4.80	04/01/26	65,000	64,963
McDonald’s Corp.	1.45	09/01/25	35,000	33,767
McDonald’s Corp.	3.50	07/01/27	125,000	121,379
McDonald’s Corp.	3.70	01/30/26	115,000	113,259
McDonald’s Corp.	3.80	04/01/28	25,000	24,377
McDonald’s Corp.	4.80	08/14/28	15,000	15,122
McDonald’s Corp.	5.00	05/17/29	25,000	25,465
O’Reilly Automotive, Inc.	3.60	09/01/27	25,000	24,187
O’Reilly Automotive, Inc.	4.35	06/01/28	10,000	9,877
O’Reilly Automotive, Inc.	5.75	11/20/26	120,000	122,389
Ross Stores, Inc.	0.88	04/15/26	30,000	28,051
Starbucks Corp.	2.00	03/12/27	105,000	98,192
Starbucks Corp.	3.80	08/15/25	125,000	123,488
Starbucks Corp.	4.00	11/15/28	25,000	24,465

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.0% (Continued)
Starbucks Corp.	4.75	02/15/26	$20,000	$19,985
Starbucks Corp.	4.85	02/08/27	20,000	20,104
				1,625,550
SEMICONDUCTORS – 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	01/15/28	65,000	62,443
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88	01/15/27	155,000	151,989
Broadcom, Inc.(1)	1.95	02/15/28	25,000	22,781
Broadcom, Inc.	3.15	11/15/25	50,000	48,856
Broadcom, Inc.(1)	4.00	04/15/29	10,000	9,689
Broadcom, Inc.	4.11	09/15/28	110,000	107,862
Broadcom, Inc.	4.75	04/15/29	80,000	80,323
Broadcom, Inc.	5.05	07/12/27	70,000	70,655
Broadcom, Inc.	5.05	07/12/29	115,000	116,491
Marvell Technology, Inc.	1.65	04/15/26	20,000	18,929
Marvell Technology, Inc.	2.45	04/15/28	40,000	36,706
Marvell Technology, Inc.	5.75	02/15/29	30,000	31,117
Microchip Technology, Inc.	4.25	09/01/25	15,000	14,846
Microchip Technology, Inc.	5.05	03/15/29	90,000	91,026
Micron Technology, Inc.	4.19	02/15/27	120,000	117,957
Micron Technology, Inc.	4.98	02/06/26	20,000	19,981
Micron Technology, Inc.	5.33	02/06/29	10,000	10,171
NXP BV/NXP Funding LLC	5.55	12/01/28	20,000	20,539
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	06/18/26	50,000	49,086
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	50,000	48,910
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	25,000	24,750
Skyworks Solutions, Inc.	1.80	06/01/26	20,000	18,829
				1,173,936
SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	30,000	26,915
Huntington Ingalls Industries, Inc.	3.48	12/01/27	30,000	28,667
				55,582
SOFTWARE – 3.7%
Atlassian Corp.	5.25	05/15/29	25,000	25,356
Autodesk, Inc.	3.50	06/15/27	25,000	24,218
Broadridge Financial Solutions, Inc.	3.40	06/27/26	20,000	19,441
Concentrix Corp.	6.60	08/02/28	45,000	46,396
Concentrix Corp.	6.65	08/02/26	40,000	40,935
Fidelity National Information Services, Inc.	1.15	03/01/26	50,000	47,183
Fidelity National Information Services, Inc.	1.65	03/01/28	60,000	53,917
Fiserv, Inc.	2.25	06/01/27	75,000	70,173
Fiserv, Inc.	3.20	07/01/26	85,000	82,515
Fiserv, Inc.	3.50	07/01/29	150,000	141,929
Fiserv, Inc.	4.20	10/01/28	45,000	44,078
Fiserv, Inc.	5.15	03/15/27	30,000	30,358
Fiserv, Inc.	5.38	08/21/28	25,000	25,599
Fiserv, Inc.	5.45	03/02/28	70,000	71,687
Oracle Corp.	1.65	03/25/26	140,000	132,822

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 3.7% (Continued)
Oracle Corp.	2.30	03/25/28	$90,000	$82,792
Oracle Corp.	2.65	07/15/26	160,000	153,505
Oracle Corp.	2.80	04/01/27	115,000	109,452
Oracle Corp.	3.25	11/15/27	140,000	133,888
Oracle Corp.	4.50	05/06/28	75,000	74,709
Oracle Corp.	5.80	11/10/25	30,000	30,321
Roper Technologies, Inc.	1.00	09/15/25	30,000	28,670
Roper Technologies, Inc.	1.40	09/15/27	65,000	58,838
Roper Technologies, Inc.	3.80	12/15/26	35,000	34,228
Roper Technologies, Inc.	4.20	09/15/28	25,000	24,537
Take-Two Interactive Software, Inc.	3.70	04/14/27	105,000	102,258
Take-Two Interactive Software, Inc.	4.95	03/28/28	20,000	20,095
VMware LLC	1.40	08/15/26	120,000	111,968
VMware LLC	1.80	08/15/28	75,000	66,883
VMware LLC	3.90	08/21/27	20,000	19,451
Workday, Inc.	3.50	04/01/27	75,000	72,767
Workday, Inc.	3.70	04/01/29	10,000	9,578
				1,990,547
TELECOMMUNICATIONS – 6.2%
AT&T, Inc.	1.65	02/01/28	135,000	121,970
AT&T, Inc.	1.70	03/25/26	195,000	185,179
AT&T, Inc.	2.30	06/01/27	95,000	89,108
AT&T, Inc.	4.10	02/15/28	85,000	83,437
AT&T, Inc.	4.25	03/01/27	130,000	128,577
AT&T, Inc.	4.35	03/01/29	145,000	143,078
AT&T, Inc.	5.54	02/20/26	65,000	65,029
British Telecommunications PLC	5.13	12/04/28	50,000	50,677
Motorola Solutions, Inc.	4.60	02/23/28	30,000	29,914
Motorola Solutions, Inc.	4.60	05/23/29	50,000	49,620
Nokia OYJ	4.38	06/12/27	25,000	24,355
Rogers Communications, Inc.	2.90	11/15/26	35,000	33,474
Rogers Communications, Inc.	3.20	03/15/27	55,000	52,821
Rogers Communications, Inc.	3.63	12/15/25	35,000	34,340
Rogers Communications, Inc.	5.00	02/15/29	70,000	70,257
Sprint Capital Corp.	6.88	11/15/28	115,000	123,844
Sprint LLC	7.63	03/01/26	70,000	71,993
Telefonica Emisiones SA	4.10	03/08/27	65,000	63,884
TELUS Corp.	2.80	02/16/27	50,000	47,653
T-Mobile USA, Inc.	1.50	02/15/26	45,000	42,706
T-Mobile USA, Inc.	2.05	02/15/28	70,000	63,869
T-Mobile USA, Inc.	2.25	02/15/26	100,000	95,922
T-Mobile USA, Inc.	2.40	03/15/29	10,000	9,038
T-Mobile USA, Inc.	2.63	04/15/26	60,000	57,718
T-Mobile USA, Inc.	2.63	02/15/29	50,000	45,627
T-Mobile USA, Inc.	3.38	04/15/29	135,000	127,113
T-Mobile USA, Inc.	3.75	04/15/27	210,000	204,765
T-Mobile USA, Inc.	4.75	02/01/28	65,000	64,788
T-Mobile USA, Inc.	4.80	07/15/28	40,000	40,117

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.2% (Continued)
T-Mobile USA, Inc.	4.85	01/15/29	$100,000	$100,475
T-Mobile USA, Inc.	4.95	03/15/28	35,000	35,259
T-Mobile USA, Inc.	5.38	04/15/27	25,000	25,162
Verizon Communications, Inc.	0.85	11/20/25	55,000	52,389
Verizon Communications, Inc.	1.45	03/20/26	135,000	128,336
Verizon Communications, Inc.	2.10	03/22/28	145,000	132,981
Verizon Communications, Inc.	2.63	08/15/26	70,000	67,334
Verizon Communications, Inc.	3.00	03/22/27	35,000	33,624
Verizon Communications, Inc.	3.88	02/08/29	40,000	38,723
Verizon Communications, Inc.	4.13	03/16/27	195,000	192,856
Verizon Communications, Inc.	4.33	09/21/28	215,000	213,169
Vodafone Group PLC	4.38	05/30/28	70,000	69,951
				3,311,132
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	3.55	11/19/26	70,000	67,644

TRANSPORTATION – 0.8%
BNSF Funding Trust I	6.61	12/15/55	25,000	25,099
Canadian Pacific Railway Co.	1.75	12/02/26	60,000	56,135
Canadian Pacific Railway Co.	4.00	06/01/28	20,000	19,542
CH Robinson Worldwide, Inc.	4.20	04/15/28	60,000	58,708
FedEx Corp.	3.25	04/01/26	50,000	48,728
JB Hunt Transport Services, Inc.	3.88	03/01/26	40,000	39,358
Kirby Corp.	4.20	03/01/28	50,000	48,882
Norfolk Southern Corp.	2.90	06/15/26	30,000	28,984
Norfolk Southern Corp.	3.80	08/01/28	30,000	29,205
Ryder System, Inc.	5.25	06/01/28	25,000	25,404
Ryder System, Inc.	5.38	03/15/29	55,000	56,205
Ryder System, Inc.	5.65	03/01/28	5,000	5,135
				441,385
TRUCKING & LEASING – 0.0%
GATX Corp.	4.70	04/01/29	25,000	24,819

WATER – 0.2%
American Water Capital Corp.	2.95	09/01/27	15,000	14,270
American Water Capital Corp.	3.45	06/01/29	25,000	23,708
American Water Capital Corp.	3.75	09/01/28	55,000	53,175
				91,153
TOTAL CORPORATE BONDS (Cost – $51,836,229)				52,467,672

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
GOVERNMENT OBLIGATIONS – 0.2%
U.S. Treasury Bill	ZCP	08/06/24	$85,000	$84,938

TIME DEPOSITS – 0.9%
JP Morgan Chase, New York	4.68	08/01/24	476,682	476,682

TOTAL SHORT-TERM INVESTMENTS (Cost – $561,621)				561,620

TOTAL INVESTMENTS – 99.4% (Cost – $52,397,850)				$53,029,292
OTHER ASSETS LESS LIABILITIES – 0.6%				332,384
NET ASSETS – 100.0%				$53,361,676

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $730,502 and represents 1.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$52,467,672	$–	$52,467,672
Government Obligations	–	84,938	–	84,938
Time Deposits	–	476,682	–	476,682
Total Investments	$–	$53,029,292	$–	$53,029,292

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
ADVERTISING – 0.3%
Interpublic Group of Cos, Inc.	4.75	03/30/30	$5,000	$4,966
Omnicom Group, Inc.	2.60	08/01/31	5,000	4,323
Omnicom Group, Inc.	4.20	06/01/30	5,000	4,845
				14,134
AEROSPACE/DEFENSE – 2.8%
Boeing Co.	3.63	02/01/31	10,000	8,980
Boeing Co.	5.15	05/01/30	30,000	29,550
Boeing Co.(1)	6.53	05/01/34	20,000	21,005
General Electric Co.	6.75	03/15/32	10,000	11,195
HEICO Corp.	5.35	08/01/33	5,000	5,071
L3Harris Technologies, Inc.	1.80	01/15/31	5,000	4,144
L3Harris Technologies, Inc.	5.25	06/01/31	5,000	5,093
L3Harris Technologies, Inc.	5.40	07/31/33	10,000	10,192
Northrop Grumman Corp.	4.70	03/15/33	10,000	9,898
RTX Corp.	2.38	03/15/32	10,000	8,410
RTX Corp.	5.15	02/27/33	10,000	10,142
RTX Corp.	6.00	03/15/31	10,000	10,651
RTX Corp.	6.10	03/15/34	10,000	10,775
				145,106
AGRICULTURE – 1.3%
Altria Group, Inc.	2.45	02/04/32	10,000	8,304
Altria Group, Inc.	3.40	05/06/30	5,000	4,628
Altria Group, Inc.	6.88	11/01/33	5,000	5,549
BAT Capital Corp.	2.73	03/25/31	10,000	8,669
BAT Capital Corp.	4.74	03/16/32	5,000	4,856
BAT Capital Corp.	4.91	04/02/30	5,000	4,983
BAT Capital Corp.	6.00	02/20/34	5,000	5,204
BAT Capital Corp.	6.34	08/02/30	10,000	10,658
BAT Capital Corp.	6.42	08/02/33	10,000	10,742
Bunge Ltd. Finance Corp.	2.75	05/14/31	5,000	4,389
				67,982
APPAREL – 0.4%
Tapestry, Inc.	7.70	11/27/30	10,000	10,598
Tapestry, Inc.	7.85	11/27/33	5,000	5,332
VF Corp.	2.95	04/23/30	5,000	4,277
				20,207
AUTO MANUFACTURERS – 3.0%
Ford Motor Co.	3.25	02/12/32	10,000	8,407
Ford Motor Co.	6.10	08/19/32	10,000	10,130
Ford Motor Co.	7.45	07/16/31	15,000	16,382
Ford Motor Credit Co. LLC	4.00	11/13/30	5,000	4,547
Ford Motor Credit Co. LLC	6.05	03/05/31	5,000	5,076
Ford Motor Credit Co. LLC	7.12	11/07/33	10,000	10,682
Ford Motor Credit Co. LLC	7.20	06/10/30	10,000	10,687
Ford Motor Credit Co. LLC	7.35	03/06/30	10,000	10,727

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 3.0% (Continued)
General Motors Co.	5.40	10/15/29	$5,000	$5,072
General Motors Co.	5.60	10/15/32	10,000	10,207
General Motors Financial Co., Inc.	2.70	06/10/31	10,000	8,475
General Motors Financial Co., Inc.	3.10	01/12/32	10,000	8,616
General Motors Financial Co., Inc.	5.75	02/08/31	15,000	15,359
General Motors Financial Co., Inc.	5.85	04/06/30	10,000	10,337
General Motors Financial Co., Inc.	5.95	04/04/34	10,000	10,194
General Motors Financial Co., Inc.	6.10	01/07/34	10,000	10,309
				155,207
AUTO PARTS & EQUIPMENT – 0.1%
Aptiv PLC/Aptiv Corp.	3.25	03/01/32	5,000	4,418

BANKS – 8.0%
Banco Bilbao Vizcaya Argentaria SA	6.03	03/13/35	5,000	5,149
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	5,000	5,607
Banco Santander SA	2.75	12/03/30	10,000	8,551
Banco Santander SA	3.23	11/22/32	15,000	12,764
Banco Santander SA	6.92	08/08/33	10,000	10,715
Bank of Montreal	3.09	01/10/37	10,000	8,365
Bank of Nova Scotia	4.59	05/04/37	10,000	9,242
Barclays PLC	2.65	06/24/31	10,000	8,730
Barclays PLC	2.67	03/10/32	10,000	8,534
Barclays PLC	2.89	11/24/32	10,000	8,522
Barclays PLC	3.56	09/23/35	5,000	4,415
Barclays PLC	6.22	05/09/34	15,000	15,793
Barclays PLC	7.12	06/27/34	10,000	10,798
Barclays PLC	7.44	11/02/33	10,000	11,297
Citigroup, Inc.	5.83	02/13/35	15,000	15,177
Citigroup, Inc.	6.17	05/25/34	25,000	25,903
Citizens Financial Group, Inc.	2.64	09/30/32	5,000	3,963
Citizens Financial Group, Inc.	6.65	04/25/35	5,000	5,330
Deutsche Bank AG/New York, NY	3.55	09/18/31	5,000	4,513
Deutsche Bank AG/New York, NY	3.73	01/14/32	15,000	13,016
Deutsche Bank AG/New York, NY	3.74	01/07/33	10,000	8,430
Deutsche Bank AG/New York, NY	7.08	02/10/34	10,000	10,390
Fifth Third Bancorp	5.63	01/29/32	5,000	5,085
Goldman Sachs Capital I	6.35	02/15/34	5,000	5,267
HSBC Holdings PLC	4.76	03/29/33	10,000	9,486
HSBC Holdings PLC	6.55	06/20/34	15,000	15,856
HSBC Holdings PLC	7.40	11/13/34	10,000	11,113
HSBC Holdings PLC	8.11	11/03/33	10,000	11,559
Huntington Bancshares, Inc./OH	2.55	02/04/30	15,000	13,194
KeyBank, N.A./Cleveland, OH	5.00	01/26/33	10,000	9,474
KeyCorp	4.79	06/01/33	10,000	9,375
KeyCorp	6.40	03/06/35	5,000	5,219
Lloyds Banking Group PLC	7.95	11/15/33	5,000	5,720
M&T Bank Corp.	5.05	01/27/34	10,000	9,554
Mizuho Financial Group, Inc.	2.56	09/13/31	5,000	4,171
Morgan Stanley	2.48	09/16/36	15,000	12,176

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.0% (Continued)
Morgan Stanley	5.30	04/20/37	$10,000	$9,823
Morgan Stanley	5.94	02/07/39	10,000	10,140
Morgan Stanley	5.95	01/19/38	15,000	15,319
NatWest Group PLC	3.03	11/28/35	10,000	8,664
Santander Holdings USA, Inc.	7.66	11/09/31	5,000	5,536
Santander UK Group Holdings PLC	2.90	03/15/32	5,000	4,322
Sumitomo Mitsui Financial Group, Inc.	3.20	09/17/29	5,000	4,626
Truist Financial Corp.	4.92	07/28/33	5,000	4,735
Zions Bancorp, N.A.	3.25	10/29/29	5,000	4,292
				409,910
BEVERAGES – 0.7%
Constellation Brands, Inc.	2.25	08/01/31	5,000	4,209
Constellation Brands, Inc.	2.88	05/01/30	5,000	4,515
Constellation Brands, Inc.	4.75	05/09/32	5,000	4,916
Constellation Brands, Inc.	4.90	05/01/33	5,000	4,939
Keurig Dr Pepper, Inc.	4.05	04/15/32	10,000	9,506
Keurig Dr Pepper, Inc.	5.20	03/15/31	5,000	5,096
Keurig Dr Pepper, Inc.	5.30	03/15/34	5,000	5,089
				38,270
BIOTECHNOLOGY – 2.2%
Amgen, Inc.	2.00	01/15/32	10,000	8,255
Amgen, Inc.	2.30	02/25/31	10,000	8,600
Amgen, Inc.	2.45	02/21/30	10,000	8,917
Amgen, Inc.	3.35	02/22/32	5,000	4,540
Amgen, Inc.	4.05	08/18/29	10,000	9,726
Amgen, Inc.	5.25	03/02/30	10,000	10,269
Amgen, Inc.	5.25	03/02/33	25,000	25,422
Biogen, Inc.	2.25	05/01/30	10,000	8,711
Bio-Rad Laboratories, Inc.	3.70	03/15/32	5,000	4,558
Gilead Sciences, Inc.	5.25	10/15/33	10,000	10,288
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	5,000	4,226
Royalty Pharma PLC	2.20	09/02/30	10,000	8,548
				112,060
BUILDING MATERIALS – 1.1%
Carrier Global Corp.	2.72	02/15/30	20,000	18,032
Eagle Materials, Inc.	2.50	07/01/31	5,000	4,305
Fortune Brands Innovations, Inc.	3.25	09/15/29	5,000	4,631
Fortune Brands Innovations, Inc.	5.88	06/01/33	5,000	5,216
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	5,000	4,238
Martin Marietta Materials, Inc.	2.40	07/15/31	5,000	4,259
Owens Corning	5.70	06/15/34	5,000	5,177
Trane Technologies Financing Ltd.	5.25	03/03/33	5,000	5,133
Vulcan Materials Co.	3.50	06/01/30	5,000	4,679
				55,670

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 1.7%
Albemarle Corp.	5.05	06/01/32	$5,000	$4,824
Celanese US Holdings LLC	6.38	07/15/32	5,000	5,258
Celanese US Holdings LLC	6.55	11/15/30	10,000	10,647
Celanese US Holdings LLC	6.70	11/15/33	5,000	5,379
CF Industries, Inc.	5.15	03/15/34	5,000	4,957
Dow Chemical Co.	2.10	11/15/30	10,000	8,644
Dow Chemical Co.	6.30	03/15/33	5,000	5,392
Dow Chemical Co.	7.38	11/01/29	5,000	5,607
Eastman Chemical Co.	5.63	02/20/34	5,000	5,078
FMC Corp.	5.65	05/18/33	5,000	5,057
LYB International Finance III LLC	5.50	03/01/34	5,000	5,067
LYB International Finance III LLC	5.63	05/15/33	5,000	5,198
Nutrien Ltd.	5.40	06/21/34	5,000	5,032
Sherwin-Williams Co.	2.20	03/15/32	5,000	4,183
Sherwin-Williams Co.	2.95	08/15/29	5,000	4,605
				84,928
COMMERCIAL SERVICES – 1.3%
Block Financial LLC	3.88	08/15/30	5,000	4,685
Equifax, Inc.	2.35	09/15/31	10,000	8,441
Global Payments, Inc.	2.90	05/15/30	10,000	8,904
Global Payments, Inc.	3.20	08/15/29	10,000	9,170
Global Payments, Inc.	5.30	08/15/29	5,000	5,053
Moody’s Corp.	4.25	08/08/32	5,000	4,808
Quanta Services, Inc.	2.90	10/01/30	10,000	8,978
RELX Capital, Inc.	3.00	05/22/30	5,000	4,590
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	5,000	4,262
Verisk Analytics, Inc.	5.25	06/05/34	5,000	5,049
				63,940
COMPUTERS – 1.5%
Booz Allen Hamilton, Inc.	5.95	08/04/33	5,000	5,223
Dell International LLC/EMC Corp.	5.30	10/01/29	15,000	15,352
Dell International LLC/EMC Corp.	5.40	04/15/34	5,000	5,056
Dell International LLC/EMC Corp.	5.75	02/01/33	5,000	5,237
HP, Inc.	2.65	06/17/31	10,000	8,657
HP, Inc.	5.50	01/15/33	10,000	10,287
Kyndryl Holdings, Inc.	6.35	02/20/34	5,000	5,219
Leidos, Inc.	2.30	02/15/31	10,000	8,469
Leidos, Inc.	5.75	03/15/33	5,000	5,183
NetApp, Inc.	2.70	06/22/30	5,000	4,462
Western Digital Corp.	3.10	02/01/32	5,000	4,132
				77,277
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	10,000	9,186

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	5,000	5,189

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	$20,000	$17,623
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	20,000	17,256
Air Lease Corp.	2.88	01/15/32	5,000	4,288
Air Lease Corp.	3.13	12/01/30	10,000	8,972
Air Lease Corp.	3.25	10/01/29	5,000	4,620
Ally Financial, Inc.	6.18	07/26/35	5,000	5,027
Ally Financial, Inc.	8.00	11/01/31	15,000	16,907
Blue Owl Finance LLC(1)	6.25	04/18/34	5,000	5,148
Capital One Financial Corp.	2.62	11/02/32	5,000	4,160
Capital One Financial Corp.	5.27	05/10/33	10,000	9,860
Capital One Financial Corp.	5.82	02/01/34	5,000	5,060
Capital One Financial Corp.	6.05	02/01/35	5,000	5,143
Capital One Financial Corp.	6.38	06/08/34	10,000	10,491
Capital One Financial Corp.	7.62	10/30/31	15,000	16,777
CI Financial Corp.	3.20	12/17/30	5,000	4,033
Discover Financial Services	6.70	11/29/32	10,000	10,770
Discover Financial Services	7.96	11/02/34	5,000	5,762
Jefferies Financial Group, Inc.	2.63	10/15/31	15,000	12,517
Jefferies Financial Group, Inc.	6.20	04/14/34	5,000	5,190
Nasdaq, Inc.	5.55	02/15/34	10,000	10,268
Nomura Holdings, Inc.	2.68	07/16/30	5,000	4,362
Nomura Holdings, Inc.	3.00	01/22/32	5,000	4,285
Nomura Holdings, Inc.	3.10	01/16/30	10,000	9,032
Nomura Holdings, Inc.	5.78	07/03/34	5,000	5,143
Nomura Holdings, Inc.	6.18	01/18/33	10,000	10,619
Synchrony Financial	2.88	10/28/31	5,000	4,121
TPG Operating Group II LP	5.88	03/05/34	5,000	5,144
				222,578
ELECTRIC – 6.8%
AEP Texas, Inc.	4.70	05/15/32	10,000	9,702
AES Corp.	2.45	01/15/31	5,000	4,211
Ameren Corp.	3.50	01/15/31	5,000	4,610
American Electric Power Co., Inc.	5.63	03/01/33	10,000	10,263
Arizona Public Service Co.	5.55	08/01/33	5,000	5,098
Constellation Energy Generation LLC	5.80	03/01/33	5,000	5,207
Dominion Energy, Inc.	2.25	08/15/31	5,000	4,193
Dominion Energy, Inc.	3.38	04/01/30	10,000	9,244
Dominion Energy, Inc.	5.25	08/01/33	5,000	5,014
Dominion Energy, Inc.	5.38	11/15/32	5,000	5,088
Dominion Energy, Inc.	6.88	02/01/55	5,000	5,185
Dominion Energy, Inc.	7.00	06/01/54	5,000	5,263
DTE Energy Co.	5.85	06/01/34	5,000	5,209
Duke Energy Corp.	2.45	06/01/30	5,000	4,411
Duke Energy Corp.	2.55	06/15/31	5,000	4,289
Duke Energy Corp.	4.50	08/15/32	10,000	9,598
Duke Energy Corp.	5.45	06/15/34	5,000	5,078

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.8% (Continued)
Edison International	6.95	11/15/29	$5,000	$5,416
Entergy Corp.	2.80	06/15/30	10,000	8,960
Entergy Corp.	7.13	12/01/54	5,000	5,011
Evergy, Inc.	2.90	09/15/29	5,000	4,564
Eversource Energy	5.13	05/15/33	10,000	9,876
Eversource Energy	5.50	01/01/34	5,000	5,043
Eversource Energy	5.95	07/15/34	5,000	5,196
Exelon Corp.	4.05	04/15/30	10,000	9,626
Exelon Corp.	5.30	03/15/33	10,000	10,183
National Grid PLC	5.42	01/11/34	5,000	5,021
National Grid PLC	5.81	06/12/33	5,000	5,161
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	10,000	8,722
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	5,000	4,551
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	10,000	10,002
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	10,000	9,960
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	10,000	10,091
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	5,000	5,093
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	5,000	5,211
Pacific Gas & Electric Co.	2.50	02/01/31	10,000	8,476
Pacific Gas & Electric Co.	3.25	06/01/31	10,000	8,809
Pacific Gas & Electric Co.	4.55	07/01/30	20,000	19,373
Pacific Gas & Electric Co.	6.15	01/15/33	5,000	5,210
Pacific Gas & Electric Co.	6.40	06/15/33	10,000	10,594
Pacific Gas & Electric Co.	6.95	03/15/34	5,000	5,520
Public Service Enterprise Group, Inc.	2.45	11/15/31	10,000	8,458
Sempra	5.50	08/01/33	5,000	5,119
Sempra	6.88	10/01/54	5,000	5,020
Southern Co.	3.70	04/30/30	10,000	9,435
Southern Co.	5.70	03/15/34	10,000	10,424
Xcel Energy, Inc.	4.60	06/01/32	10,000	9,644
Xcel Energy, Inc.	5.45	08/15/33	5,000	5,069
Xcel Energy, Inc.	5.50	03/15/34	5,000	5,066
				345,567
ELECTRONICS – 0.6%
Allegion US Holding Co., Inc.	5.41	07/01/32	5,000	5,102
Amphenol Corp.	2.20	09/15/31	5,000	4,217
Amphenol Corp.	2.80	02/15/30	5,000	4,551
Arrow Electronics, Inc.	5.88	04/10/34	5,000	5,056
Jabil, Inc.	3.00	01/15/31	5,000	4,351
Trimble, Inc.	6.10	03/15/33	5,000	5,265
Vontier Corp.	2.95	04/01/31	5,000	4,269
				32,811
ENTERTAINMENT – 0.5%
Warnermedia Holdings, Inc.	4.28	03/15/32	30,000	26,037

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.8%
Republic Services, Inc.	2.30	03/01/30	$5,000	$4,431
Republic Services, Inc.	2.38	03/15/33	5,000	4,124
Republic Services, Inc.	5.00	12/15/33	5,000	5,031
Republic Services, Inc.	5.00	04/01/34	5,000	5,029
Veralto Corp.(1)	5.45	09/18/33	5,000	5,109
Waste Connections, Inc.	3.20	06/01/32	10,000	8,945
Waste Connections, Inc.	4.20	01/15/33	5,000	4,760
Waste Connections, Inc.	5.00	03/01/34	5,000	5,025
				42,454
FOOD – 2.8%
Campbell Soup Co.	5.40	03/21/34	5,000	5,089
General Mills, Inc.	2.88	04/15/30	5,000	4,525
General Mills, Inc.	4.95	03/29/33	10,000	9,978
Ingredion, Inc.	2.90	06/01/30	5,000	4,535
J M Smucker Co.	2.13	03/15/32	5,000	4,114
J M Smucker Co.	6.20	11/15/33	5,000	5,401
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	05/15/32	10,000	8,394
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.50	01/15/30	10,000	10,016
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.75	04/01/33	8,000	8,071
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl(1)	6.75	03/15/34	10,000	10,755
Kellanova	7.45	04/01/31	5,000	5,678
Kraft Heinz Foods Co.	3.75	04/01/30	5,000	4,769
Kroger Co.	2.20	05/01/30	5,000	4,354
McCormick & Co., Inc./MD	1.85	02/15/31	5,000	4,160
Mondelez International, Inc.	2.75	04/13/30	5,000	4,532
Mondelez International, Inc.	3.00	03/17/32	10,000	8,842
Pilgrim’s Pride Corp.	4.25	04/15/31	10,000	9,301
Pilgrim’s Pride Corp.	6.25	07/01/33	10,000	10,397
Sysco Corp.	2.40	02/15/30	5,000	4,431
Sysco Corp.	5.95	04/01/30	10,000	10,579
Tyson Foods, Inc.	5.70	03/15/34	5,000	5,121
				143,042
FOREST PRODUCTS & PAPER – 0.3%
Suzano Austria GmbH	3.13	01/15/32	5,000	4,163
Suzano Austria GmbH	3.75	01/15/31	15,000	13,358
				17,521
GAS – 0.7%
National Fuel Gas Co.	2.95	03/01/31	5,000	4,304
NiSource, Inc.	2.95	09/01/29	10,000	9,174
NiSource, Inc.	3.60	05/01/30	5,000	4,700
NiSource, Inc.	5.35	04/01/34	5,000	5,040
Southern Co. Gas Capital Corp.	5.75	09/15/33	10,000	10,480
Southwest Gas Corp.	4.05	03/15/32	5,000	4,634
				38,332

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HAND/MACHINE TOOLS – 0.5%
Regal Rexnord Corp.	6.30	02/15/30	$10,000	$10,417
Regal Rexnord Corp.	6.40	04/15/33	5,000	5,222
Stanley Black & Decker, Inc.	2.30	03/15/30	5,000	4,365
Stanley Black & Decker, Inc.	3.00	05/15/32	5,000	4,377
				24,381
HEALTHCARE-PRODUCTS – 1.9%
Agilent Technologies, Inc.	2.10	06/04/30	5,000	4,331
Agilent Technologies, Inc.	2.30	03/12/31	5,000	4,270
Baxter International, Inc.	1.73	04/01/31	5,000	4,089
Baxter International, Inc.	2.54	02/01/32	10,000	8,426
Boston Scientific Corp.	2.65	06/01/30	10,000	8,993
DENTSPLY SIRONA, Inc.	3.25	06/01/30	5,000	4,466
GE HealthCare Technologies, Inc.	5.86	03/15/30	5,000	5,242
GE HealthCare Technologies, Inc.	5.91	11/22/32	10,000	10,539
Revvity, Inc.	2.25	09/15/31	5,000	4,163
Revvity, Inc.	3.30	09/15/29	5,000	4,636
Smith & Nephew PLC	2.03	10/14/30	5,000	4,243
Smith & Nephew PLC	5.40	03/20/34	5,000	5,057
Solventum Corp.(1)	5.60	03/23/34	15,000	15,098
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	5,000	4,318
Stryker Corp.	1.95	06/15/30	5,000	4,309
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	5,000	4,282
				96,462
HEALTHCARE-SERVICES – 3.6%
Centene Corp.	2.50	03/01/31	15,000	12,593
Centene Corp.	2.63	08/01/31	10,000	8,363
Centene Corp.	3.00	10/15/30	10,000	8,779
Centene Corp.	3.38	02/15/30	10,000	9,063
Centene Corp.	4.63	12/15/29	20,000	19,330
Elevance Health, Inc.	2.25	05/15/30	5,000	4,378
Elevance Health, Inc.	2.55	03/15/31	5,000	4,362
Elevance Health, Inc.	2.88	09/15/29	10,000	9,178
Elevance Health, Inc.	4.75	02/15/33	10,000	9,876
Elevance Health, Inc.	5.38	06/15/34	5,000	5,130
HCA, Inc.	3.50	09/01/30	20,000	18,453
HCA, Inc.	3.63	03/15/32	10,000	9,010
HCA, Inc.	5.45	04/01/31	10,000	10,201
HCA, Inc.	5.50	06/01/33	10,000	10,122
Humana, Inc.	2.15	02/03/32	5,000	4,088
Humana, Inc.	4.88	04/01/30	5,000	5,011
Humana, Inc.	5.38	04/15/31	10,000	10,159
Humana, Inc.	5.95	03/15/34	5,000	5,236
Laboratory Corp. of America Holdings	2.95	12/01/29	5,000	4,558
Quest Diagnostics, Inc.	2.95	06/30/30	5,000	4,552
Quest Diagnostics, Inc.	6.40	11/30/33	5,000	5,464
Universal Health Services, Inc.	2.65	10/15/30	5,000	4,384
				182,290

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.1%
NVR, Inc.	3.00	05/15/30	$5,000	$4,543

HOUSEHOLD PRODUCTS/WARES – 0.3%
Avery Dennison Corp.	2.25	02/15/32	5,000	4,147
Clorox Co.	4.60	05/01/32	10,000	9,889
				14,036
INSURANCE – 3.6%
Allstate Corp.	1.45	12/15/30	5,000	4,086
Allstate Corp.	5.25	03/30/33	5,000	5,103
American International Group, Inc.	5.13	03/27/33	5,000	5,042
Aon Corp.	2.80	05/15/30	15,000	13,505
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	5,000	5,090
Aon North America, Inc.	5.45	03/01/34	10,000	10,207
Athene Holding Ltd.	5.88	01/15/34	5,000	5,093
Athene Holding Ltd.	6.15	04/03/30	5,000	5,272
Brighthouse Financial, Inc.	5.63	05/15/30	5,000	5,132
Brown & Brown, Inc.	2.38	03/15/31	5,000	4,207
Brown & Brown, Inc.	5.65	06/11/34	5,000	5,068
CNA Financial Corp.	5.50	06/15/33	10,000	10,224
Corebridge Financial, Inc.	3.90	04/05/32	10,000	9,193
Corebridge Financial, Inc.(1)	6.05	09/15/33	10,000	10,515
Enstar Group Ltd.	3.10	09/01/31	10,000	8,263
Fairfax Financial Holdings Ltd.	4.63	04/29/30	5,000	4,889
Fairfax Financial Holdings Ltd.	5.63	08/16/32	10,000	10,158
Fidelity National Financial, Inc.	2.45	03/15/31	5,000	4,205
Fidelity National Financial, Inc.	3.40	06/15/30	5,000	4,532
First American Financial Corp.	2.40	08/15/31	5,000	4,077
Lincoln National Corp.	3.40	01/15/31	5,000	4,526
Prudential Financial, Inc.	3.70	10/01/50	5,000	4,400
Prudential Financial, Inc.	5.13	03/01/52	10,000	9,405
Prudential Financial, Inc.	6.00	09/01/52	10,000	10,024
Prudential Financial, Inc.	6.50	03/15/54	5,000	5,104
Reinsurance Group of America, Inc.	3.15	06/15/30	5,000	4,559
Willis North America, Inc.	2.95	09/15/29	10,000	9,124
				181,003
INTERNET – 0.4%
eBay, Inc.	2.70	03/11/30	10,000	9,016
Expedia Group, Inc.	3.25	02/15/30	5,000	4,604
VeriSign, Inc.	2.70	06/15/31	5,000	4,282
Weibo Corp.	3.38	07/08/30	5,000	4,468
				22,370
INVESTMENT COMPANIES – 0.6%
Apollo Debt Solutions BDC(1)	6.70	07/29/31	5,000	5,059
Ares Capital Corp.	3.20	11/15/31	10,000	8,435
Blackstone Private Credit Fund(1)	6.25	01/25/31	5,000	5,091
Blue Owl Credit Income Corp.	6.65	03/15/31	5,000	5,042
HA Sustainable Infrastructure Capital, Inc.(1)	6.38	07/01/34	5,000	4,955
				28,582

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.7%
ArcelorMittal SA	6.80	11/29/32	$5,000	$5,407
Steel Dynamics, Inc.	3.45	04/15/30	5,000	4,639
Vale Overseas Ltd.	3.75	07/08/30	10,000	9,182
Vale Overseas Ltd.	6.13	06/12/33	10,000	10,276
Vale Overseas Ltd.	8.25	01/17/34	5,000	5,921
				35,425
LODGING – 0.8%
Las Vegas Sands Corp.	6.00	08/15/29	5,000	5,099
Marriott International, Inc./MD	3.50	10/15/32	15,000	13,376
Marriott International, Inc./MD	4.63	06/15/30	10,000	9,925
Marriott International, Inc./MD	5.30	05/15/34	5,000	5,042
Sands China Ltd.	3.25	08/08/31	5,000	4,243
Sands China Ltd.	4.38	06/18/30	5,000	4,650
				42,335
MACHINERY-DIVERSIFIED – 0.9%
AGCO Corp.	5.80	03/21/34	5,000	5,095
Flowserve Corp.	2.80	01/15/32	5,000	4,239
IDEX Corp.	2.63	06/15/31	5,000	4,326
Ingersoll Rand, Inc.	5.70	08/14/33	10,000	10,488
Nordson Corp.	5.80	09/15/33	5,000	5,268
Otis Worldwide Corp.	2.57	02/15/30	10,000	8,928
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	5,000	5,155
				43,499
MEDIA – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	15,000	12,587
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	15,000	13,575
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	5,000	5,127
Discovery Communications LLC	3.63	05/15/30	5,000	4,415
Fox Corp.	3.50	04/08/30	5,000	4,657
Fox Corp.	6.50	10/13/33	5,000	5,366
Paramount Global	4.20	05/19/32	5,000	4,260
Paramount Global	4.95	01/15/31	10,000	9,105
Time Warner Cable Enterprises LLC	8.38	07/15/33	5,000	5,667
				64,759
MINING – 0.6%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	5,000	4,449
Freeport-McMoRan, Inc.	4.63	08/01/30	5,000	4,887
Newmont Corp.	2.25	10/01/30	10,000	8,744
Newmont Corp.	2.60	07/15/32	5,000	4,297
Newmont Corp./Newcrest Finance Pty Ltd.(1)	3.25	05/13/30	5,000	4,641
Newmont Corp./Newcrest Finance Pty Ltd.(1)	5.35	03/15/34	5,000	5,122
				32,140

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.5%
Carlisle Cos, Inc.	2.75	03/01/30	$10,000	$8,994
Parker-Hannifin Corp.	4.50	09/15/29	10,000	9,938
Teledyne Technologies, Inc.	2.75	04/01/31	5,000	4,379
Textron, Inc.	2.45	03/15/31	5,000	4,279
				27,590
OFFICE/BUSINESS EQUIPMENT – 0.1%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	5,000	4,468

OIL & GAS – 2.7%
Cenovus Energy, Inc.	2.65	01/15/32	5,000	4,225
Coterra Energy, Inc.	5.60	03/15/34	5,000	5,103
Devon Energy Corp.	4.50	01/15/30	5,000	4,895
Devon Energy Corp.	7.88	09/30/31	5,000	5,780
Diamondback Energy, Inc.	3.50	12/01/29	5,000	4,705
Diamondback Energy, Inc.	5.15	01/30/30	5,000	5,080
Diamondback Energy, Inc.	5.40	04/18/34	5,000	5,063
Diamondback Energy, Inc.	6.25	03/15/33	15,000	16,028
EQT Corp.	7.00	02/01/30	10,000	10,830
Hess Corp.	7.30	08/15/31	5,000	5,679
Marathon Oil Corp.	6.80	03/15/32	5,000	5,547
Occidental Petroleum Corp.	5.38	01/01/32	10,000	10,122
Occidental Petroleum Corp.	6.13	01/01/31	5,000	5,226
Occidental Petroleum Corp.	6.63	09/01/30	15,000	16,062
Occidental Petroleum Corp.	8.88	07/15/30	5,000	5,868
Ovintiv, Inc.	6.25	07/15/33	5,000	5,231
Phillips 66	2.15	12/15/30	5,000	4,285
Phillips 66 Co.	5.25	06/15/31	5,000	5,100
Phillips 66 Co.	5.30	06/30/33	5,000	5,061
Valero Energy Corp.	7.50	04/15/32	5,000	5,727
				135,617
OIL & GAS SERVICES – 0.2%
Halliburton Co.	2.92	03/01/30	5,000	4,570
NOV, Inc.	3.60	12/01/29	5,000	4,693
				9,263
PACKAGING & CONTAINERS – 0.7%
Amcor Flexibles North America, Inc.	2.69	05/25/31	10,000	8,613
Berry Global, Inc.(1)	5.65	01/15/34	10,000	10,035
Smurfit Kappa Treasury ULC(1)	5.20	01/15/30	10,000	10,141
Sonoco Products Co.	2.85	02/01/32	5,000	4,297
WRKCo, Inc.	3.00	06/15/33	5,000	4,303
				37,389
PHARMACEUTICALS – 3.3%
Becton Dickinson & Co.	1.96	02/11/31	10,000	8,393
Becton Dickinson & Co.	2.82	05/20/30	5,000	4,515
Cardinal Health, Inc.	5.45	02/15/34	5,000	5,119
Cencora, Inc.	2.70	03/15/31	5,000	4,378
Cencora, Inc.	2.80	05/15/30	5,000	4,490

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.3% (Continued)
Cigna Group	2.38	03/15/31	$10,000	$8,579
Cigna Group	2.40	03/15/30	15,000	13,301
Cigna Group	5.40	03/15/33	10,000	10,254
CVS Health Corp.	1.88	02/28/31	20,000	16,439
CVS Health Corp.	3.25	08/15/29	5,000	4,631
CVS Health Corp.	3.75	04/01/30	15,000	14,120
CVS Health Corp.	5.25	01/30/31	10,000	10,114
CVS Health Corp.	5.25	02/21/33	15,000	14,972
CVS Health Corp.	5.30	06/01/33	10,000	9,990
CVS Health Corp.	5.70	06/01/34	5,000	5,104
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	15,000	12,965
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	5,000	5,070
Viatris, Inc.	2.70	06/22/30	10,000	8,706
Zoetis, Inc.	5.60	11/16/32	5,000	5,221
				166,361
PIPELINES – 6.7%
Boardwalk Pipelines LP	3.60	09/01/32	5,000	4,410
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	5,000	4,732
Cheniere Energy Partners LP	3.25	01/31/32	10,000	8,716
Cheniere Energy Partners LP	4.00	03/01/31	5,000	4,632
Cheniere Energy Partners LP	4.50	10/01/29	10,000	9,688
Cheniere Energy Partners LP	5.95	06/30/33	10,000	10,374
Cheniere Energy, Inc.(1)	5.65	04/15/34	5,000	5,103
Enbridge, Inc.	2.50	08/01/33	5,000	4,079
Enbridge, Inc.	5.63	04/05/34	5,000	5,114
Enbridge, Inc.	5.70	03/08/33	10,000	10,330
Enbridge, Inc.	6.20	11/15/30	15,000	16,031
Enbridge, Inc.	7.20	06/27/54	5,000	5,110
Energy Transfer LP	3.75	05/15/30	15,000	14,135
Energy Transfer LP	5.75	02/15/33	10,000	10,301
Energy Transfer LP	6.55	12/01/33	15,000	16,245
Kinder Morgan, Inc.	2.00	02/15/31	10,000	8,390
Kinder Morgan, Inc.	4.80	02/01/33	10,000	9,693
Kinder Morgan, Inc.	5.20	06/01/33	10,000	9,941
Kinder Morgan, Inc.	5.40	02/01/34	5,000	5,043
Kinder Morgan, Inc.	7.75	01/15/32	5,000	5,765
MPLX LP	2.65	08/15/30	10,000	8,831
MPLX LP	4.95	09/01/32	10,000	9,796
MPLX LP	5.00	03/01/33	5,000	4,895
MPLX LP	5.50	06/01/34	5,000	5,040
ONEOK, Inc.	3.10	03/15/30	10,000	9,138
ONEOK, Inc.	3.40	09/01/29	10,000	9,358
ONEOK, Inc.	6.05	09/01/33	10,000	10,526
ONEOK, Inc.	6.10	11/15/32	5,000	5,284
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	10,000	9,337
Sabine Pass Liquefaction LLC	4.50	05/15/30	15,000	14,714
Targa Resources Corp.	6.13	03/15/33	5,000	5,261
Targa Resources Corp.	6.50	03/30/34	10,000	10,832

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.7% (Continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	$15,000	$13,697
TransCanada PipeLines Ltd.	2.50	10/12/31	15,000	12,908
TransCanada PipeLines Ltd.	4.10	04/15/30	5,000	4,818
Western Midstream Operating LP	4.05	02/01/30	10,000	9,513
Williams Cos, Inc.	2.60	03/15/31	10,000	8,652
Williams Cos, Inc.	3.50	11/15/30	5,000	4,636
Williams Cos, Inc.	5.15	03/15/34	5,000	4,987
Williams Cos, Inc.	5.65	03/15/33	10,000	10,332
				340,387
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.7%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	10,000	7,743
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	5,000	4,014
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	5,000	4,163
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	5,000	5,009
American Assets Trust LP	3.38	02/01/31	5,000	4,201
American Homes 4 Rent LP	5.50	02/01/34	5,000	5,033
American Tower Corp.	1.88	10/15/30	10,000	8,378
American Tower Corp.	2.10	06/15/30	5,000	4,303
American Tower Corp.	3.80	08/15/29	10,000	9,527
American Tower Corp.	5.45	02/15/34	5,000	5,104
American Tower Corp.	5.65	03/15/33	20,000	20,641
Boston Properties LP	3.25	01/30/31	10,000	8,682
Boston Properties LP	6.50	01/15/34	10,000	10,483
Brixmor Operating Partnership LP	4.05	07/01/30	5,000	4,752
COPT Defense Properties LP	2.75	04/15/31	5,000	4,237
Crown Castle, Inc.	2.10	04/01/31	10,000	8,311
Crown Castle, Inc.	3.30	07/01/30	10,000	9,123
Crown Castle, Inc.	5.10	05/01/33	5,000	4,973
Crown Castle, Inc.	5.80	03/01/34	5,000	5,201
EPR Properties	3.75	08/15/29	5,000	4,577
Equinix, Inc.	2.15	07/15/30	10,000	8,611
Equinix, Inc.	2.50	05/15/31	5,000	4,297
Equinix, Inc.	3.20	11/18/29	5,000	4,621
Equinix, Inc.	3.90	04/15/32	10,000	9,328
Essex Portfolio LP	3.00	01/15/30	10,000	9,078
Extra Space Storage LP	2.40	10/15/31	5,000	4,206
Extra Space Storage LP	5.90	01/15/31	10,000	10,430
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	5,000	4,301
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	5,000	4,582
Healthcare Realty Holdings LP	2.00	03/15/31	5,000	4,046
Healthpeak OP LLC	3.00	01/15/30	5,000	4,546
Healthpeak OP LLC	5.25	12/15/32	10,000	10,065
Host Hotels & Resorts LP	3.50	09/15/30	10,000	9,090
Invitation Homes Operating Partnership LP	2.00	08/15/31	5,000	4,066
Invitation Homes Operating Partnership LP	4.15	04/15/32	5,000	4,667
Kimco Realty OP LLC	3.20	04/01/32	5,000	4,409
Kimco Realty OP LLC	4.60	02/01/33	10,000	9,670
NNN REIT, Inc.	5.50	06/15/34	5,000	5,074

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.7% (Continued)
Omega Healthcare Investors, Inc.	3.25	04/15/33	$5,000	$4,167
Omega Healthcare Investors, Inc.	3.38	02/01/31	5,000	4,411
Regency Centers LP	3.70	06/15/30	5,000	4,709
Sabra Health Care LP	3.20	12/01/31	5,000	4,271
Sun Communities Operating LP	2.70	07/15/31	10,000	8,457
UDR, Inc.	3.00	08/15/31	5,000	4,430
Ventas Realty LP	2.50	09/01/31	5,000	4,218
Ventas Realty LP	4.75	11/15/30	5,000	4,923
VICI Properties LP	5.13	05/15/32	15,000	14,678
Welltower OP LLC	3.10	01/15/30	10,000	9,172
Welltower OP LLC	3.85	06/15/32	10,000	9,238
Weyerhaeuser Co.	4.00	04/15/30	15,000	14,367
				340,583
RETAIL – 3.5%
AutoNation, Inc.	3.85	03/01/32	5,000	4,540
AutoNation, Inc.	4.75	06/01/30	5,000	4,895
AutoZone, Inc.	4.75	08/01/32	10,000	9,831
AutoZone, Inc.	4.75	02/01/33	10,000	9,770
Dick’s Sporting Goods, Inc.	3.15	01/15/32	5,000	4,338
Dollar General Corp.	3.50	04/03/30	10,000	9,297
Dollar General Corp.	5.45	07/05/33	5,000	5,075
Dollar Tree, Inc.	2.65	12/01/31	5,000	4,248
Genuine Parts Co.	2.75	02/01/32	5,000	4,256
Lowe’s Cos, Inc.	1.70	10/15/30	10,000	8,378
Lowe’s Cos, Inc.	2.63	04/01/31	5,000	4,370
Lowe’s Cos, Inc.	3.75	04/01/32	10,000	9,286
Lowe’s Cos, Inc.	4.50	04/15/30	10,000	9,913
Lowe’s Cos, Inc.	5.00	04/15/33	5,000	5,023
Lowe’s Cos, Inc.	5.15	07/01/33	5,000	5,078
McDonald’s Corp.	2.63	09/01/29	10,000	9,158
McDonald’s Corp.	3.60	07/01/30	10,000	9,461
McDonald’s Corp.	4.60	09/09/32	5,000	4,949
McDonald’s Corp.	5.20	05/17/34	5,000	5,152
O’Reilly Automotive, Inc.	4.20	04/01/30	5,000	4,863
O’Reilly Automotive, Inc.	4.70	06/15/32	5,000	4,927
Starbucks Corp.	2.25	03/12/30	10,000	8,819
Starbucks Corp.	2.55	11/15/30	10,000	8,836
Starbucks Corp.	3.55	08/15/29	10,000	9,531
Starbucks Corp.	4.80	02/15/33	5,000	4,990
Tractor Supply Co.	1.75	11/01/30	5,000	4,177
Tractor Supply Co.	5.25	05/15/33	5,000	5,065
				178,226
SEMICONDUCTORS – 3.0%
Broadcom, Inc.(1)	2.45	02/15/31	15,000	12,948
Broadcom, Inc.(1)	2.60	02/15/33	10,000	8,292
Broadcom, Inc.(1)	3.42	04/15/33	10,000	8,844
Broadcom, Inc.(1)	3.47	04/15/34	25,000	21,862

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.0% (Continued)
Broadcom, Inc.	4.15	11/15/30	$10,000	$9,638
Broadcom, Inc.(1)	4.15	04/15/32	10,000	9,439
Broadcom, Inc.	4.30	11/15/32	10,000	9,552
Marvell Technology, Inc.	2.95	04/15/31	5,000	4,408
Marvell Technology, Inc.	5.95	09/15/33	5,000	5,252
Micron Technology, Inc.	2.70	04/15/32	10,000	8,497
Micron Technology, Inc.	5.30	01/15/31	10,000	10,176
Micron Technology, Inc.	5.88	09/15/33	10,000	10,437
Micron Technology, Inc.	6.75	11/01/29	5,000	5,398
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	10,000	8,501
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	10,000	9,269
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	5,000	4,971
Qorvo, Inc.	4.38	10/15/29	5,000	4,765
				152,249
SOFTWARE – 3.7%
Autodesk, Inc.	2.40	12/15/31	10,000	8,492
Broadridge Financial Solutions, Inc.	2.60	05/01/31	5,000	4,309
Broadridge Financial Solutions, Inc.	2.90	12/01/29	10,000	9,114
Concentrix Corp.	6.85	08/02/33	5,000	5,111
Electronic Arts, Inc.	1.85	02/15/31	5,000	4,197
Fidelity National Information Services, Inc.	5.10	07/15/32	10,000	10,105
Fiserv, Inc.	5.60	03/02/33	10,000	10,358
Fiserv, Inc.	5.63	08/21/33	15,000	15,545
Oracle Corp.	2.88	03/25/31	25,000	22,135
Oracle Corp.	2.95	04/01/30	20,000	18,183
Oracle Corp.	4.30	07/08/34	10,000	9,370
Oracle Corp.	4.65	05/06/30	10,000	9,979
Oracle Corp.	4.90	02/06/33	10,000	9,935
Oracle Corp.	6.25	11/09/32	10,000	10,798
Roper Technologies, Inc.	1.75	02/15/31	10,000	8,249
Roper Technologies, Inc.	2.95	09/15/29	5,000	4,600
Take-Two Interactive Software, Inc.	4.00	04/14/32	5,000	4,661
VMware LLC	2.20	08/15/31	10,000	8,357
VMware LLC	4.70	05/15/30	5,000	4,951
Workday, Inc.	3.80	04/01/32	10,000	9,231
				187,680
TELECOMMUNICATIONS – 8.7%
AT&T, Inc.	2.25	02/01/32	10,000	8,336
AT&T, Inc.	2.55	12/01/33	20,000	16,378
AT&T, Inc.	2.75	06/01/31	25,000	21,891
AT&T, Inc.	4.30	02/15/30	10,000	9,784
AT&T, Inc.	5.40	02/15/34	20,000	20,427
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	5,000	5,017
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	5,000	5,027
British Telecommunications PLC	9.63	12/15/30	15,000	18,687
Deutsche Telekom International Finance BV	8.75	06/15/30	25,000	29,714
Koninklijke KPN NV	8.38	10/01/30	5,000	5,863

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 8.7% (Continued)
Motorola Solutions, Inc.	2.75	05/24/31	$10,000	$8,714
Motorola Solutions, Inc.	5.60	06/01/32	10,000	10,308
Orange SA	9.00	03/01/31	15,000	18,213
Rogers Communications, Inc.	3.80	03/15/32	15,000	13,723
Rogers Communications, Inc.	5.30	02/15/34	5,000	5,014
Sprint Capital Corp.	8.75	03/15/32	10,000	12,192
Telefonica Europe BV	8.25	09/15/30	5,000	5,785
TELUS Corp.	3.40	05/13/32	5,000	4,447
T-Mobile USA, Inc.	2.25	11/15/31	10,000	8,387
T-Mobile USA, Inc.	2.55	02/15/31	15,000	13,035
T-Mobile USA, Inc.	3.50	04/15/31	20,000	18,374
T-Mobile USA, Inc.	3.88	04/15/30	30,000	28,625
T-Mobile USA, Inc.	5.05	07/15/33	20,000	20,028
T-Mobile USA, Inc.	5.20	01/15/33	10,000	10,124
T-Mobile USA, Inc.	5.75	01/15/34	10,000	10,521
Verizon Communications, Inc.	1.68	10/30/30	10,000	8,336
Verizon Communications, Inc.	1.75	01/20/31	10,000	8,277
Verizon Communications, Inc.	2.36	03/15/32	25,000	20,931
Verizon Communications, Inc.	2.55	03/21/31	20,000	17,329
Verizon Communications, Inc.	3.15	03/22/30	10,000	9,224
Verizon Communications, Inc.	4.02	12/03/29	20,000	19,335
Verizon Communications, Inc.	4.50	08/10/33	10,000	9,609
Verizon Communications, Inc.	5.05	05/09/33	15,000	15,122
Vodafone Group PLC	7.88	02/15/30	5,000	5,760
				442,537
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.90	11/19/29	10,000	9,438

TRANSPORTATION – 0.9%
Canadian Pacific Railway Co.	2.45	12/02/31	10,000	9,261
FedEx Corp.	2.40	05/15/31	10,000	8,667
FedEx Corp.	3.10	08/05/29	10,000	9,304
Norfolk Southern Corp.	3.00	03/15/32	5,000	4,423
Norfolk Southern Corp.	5.05	08/01/30	10,000	10,192
Ryder System, Inc.	6.60	12/01/33	5,000	5,463
				47,310
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	5,000	4,765

WATER – 0.5%
American Water Capital Corp.	2.80	05/01/30	5,000	4,508
American Water Capital Corp.	4.45	06/01/32	10,000	9,784
American Water Capital Corp.	5.15	03/01/34	5,000	5,083
Essential Utilities, Inc.	5.38	01/15/34	5,000	5,064
				24,439
TOTAL CORPORATE BONDS (Cost – $4,947,115)				5,011,953

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	4.68	08/01/24	$15,735	$15,735
TOTAL SHORT-TERM INVESTMENTS (Cost – $15,735)				15,735

TOTAL INVESTMENTS – 98.7% (Cost – $4,962,850)				$5,027,688
OTHER ASSETS LESS LIABILITIES – 1.3%				65,307
NET ASSETS – 100.0%				$5,092,995

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $179,162 and represents 3.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$5,011,953	$–	$5,011,953
Time Deposits	–	15,735	–	15,735
Total Investments	$–	$5,027,688	$–	$5,027,688

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 0.0%
Interpublic Group of Cos, Inc.	3.38	03/01/41	$5,000	$3,764

AEROSPACE/DEFENSE – 5.2%
Boeing Co.	3.25	02/01/35	5,000	3,971
Boeing Co.	3.75	02/01/50	10,000	6,854
Boeing Co.	3.90	05/01/49	5,000	3,488
Boeing Co.	3.95	08/01/59	10,000	6,666
Boeing Co.	5.71	05/01/40	35,000	33,326
Boeing Co.	5.81	05/01/50	50,000	46,598
Boeing Co.	5.93	05/01/60	45,000	41,450
Boeing Co.(1)	6.86	05/01/54	15,000	15,901
Boeing Co.	6.88	03/15/39	5,000	5,338
GE Capital International Funding Co. Unlimited Co.	4.42	11/15/35	10,000	9,493
General Electric Co.	5.88	01/14/38	10,000	10,614
General Electric Co.	6.88	01/10/39	10,000	11,715
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,284
L3Harris Technologies, Inc.	5.60	07/31/53	5,000	5,079
Northrop Grumman Corp.	4.03	10/15/47	10,000	8,161
Northrop Grumman Corp.	4.75	06/01/43	10,000	9,191
Northrop Grumman Corp.	4.95	03/15/53	10,000	9,300
Northrop Grumman Corp.	5.15	05/01/40	5,000	4,897
Northrop Grumman Corp.	5.20	06/01/54	15,000	14,460
Northrop Grumman Corp.	5.25	05/01/50	10,000	9,750
RTX Corp.	2.82	09/01/51	10,000	6,323
RTX Corp.	3.13	07/01/50	15,000	10,233
RTX Corp.	3.75	11/01/46	15,000	11,696
RTX Corp.	4.05	05/04/47	5,000	4,064
RTX Corp.	4.35	04/15/47	10,000	8,504
RTX Corp.	4.45	11/16/38	10,000	9,150
RTX Corp.	4.50	06/01/42	25,000	22,256
RTX Corp.	4.63	11/16/48	10,000	8,847
RTX Corp.	4.88	10/15/40	5,000	4,686
RTX Corp.	5.38	02/27/53	15,000	14,713
RTX Corp.	5.70	04/15/40	10,000	10,265
RTX Corp.	6.13	07/15/38	5,000	5,411
RTX Corp.	6.40	03/15/54	10,000	11,242
				388,926
AGRICULTURE – 2.6%
Altria Group, Inc.	3.40	02/04/41	15,000	11,172
Altria Group, Inc.	3.70	02/04/51	10,000	6,991
Altria Group, Inc.	3.88	09/16/46	5,000	3,746
Altria Group, Inc.	4.25	08/09/42	5,000	4,123
Altria Group, Inc.	4.45	05/06/50	10,000	8,021
Altria Group, Inc.	4.50	05/02/43	10,000	8,460
Altria Group, Inc.	5.38	01/31/44	10,000	9,714
Altria Group, Inc.	5.80	02/14/39	15,000	15,446
Altria Group, Inc.	5.95	02/14/49	30,000	30,328

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.6% (Continued)
BAT Capital Corp.	4.39	08/15/37	$25,000	$21,994
BAT Capital Corp.	4.54	08/15/47	15,000	12,039
BAT Capital Corp.	4.76	09/06/49	15,000	12,281
BAT Capital Corp.	5.28	04/02/50	5,000	4,399
BAT Capital Corp.	7.08	08/02/43	5,000	5,470
BAT Capital Corp.	7.08	08/02/53	5,000	5,551
Reynolds American, Inc.	5.70	08/15/35	5,000	5,053
Reynolds American, Inc.	5.85	08/15/45	20,000	19,183
Reynolds American, Inc.	6.15	09/15/43	10,000	9,973
				193,944
AUTO MANUFACTURERS – 1.2%
Ford Motor Co.	4.75	01/15/43	25,000	20,399
Ford Motor Co.	5.29	12/08/46	5,000	4,442
General Motors Co.	5.00	04/01/35	10,000	9,565
General Motors Co.	5.20	04/01/45	10,000	9,007
General Motors Co.	5.40	04/01/48	5,000	4,559
General Motors Co.	5.95	04/01/49	10,000	9,853
General Motors Co.	6.25	10/02/43	10,000	10,172
General Motors Co.	6.60	04/01/36	10,000	10,684
General Motors Co.	6.75	04/01/46	10,000	10,697
				89,378
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv PLC	3.10	12/01/51	10,000	6,246
Aptiv PLC/Aptiv Corp.	4.15	05/01/52	10,000	7,613
BorgWarner, Inc.	4.38	03/15/45	5,000	4,161
Lear Corp.	5.25	05/15/49	5,000	4,563
				22,583
BANKS – 4.1%
Barclays PLC	3.33	11/24/42	15,000	11,114
Barclays PLC	3.81	03/10/42	15,000	11,869
Barclays PLC	4.95	01/10/47	5,000	4,639
Barclays PLC	5.25	08/17/45	15,000	14,555
Citigroup, Inc.	4.75	05/18/46	20,000	17,848
Citigroup, Inc.	5.30	05/06/44	10,000	9,661
Citigroup, Inc.	6.13	08/25/36	5,000	5,270
Citigroup, Inc.	6.68	09/13/43	5,000	5,630
Cooperatieve Rabobank UA	5.25	08/04/45	5,000	4,929
Cooperatieve Rabobank UA	5.75	12/01/43	15,000	15,334
Fifth Third Bancorp	8.25	03/01/38	10,000	12,290
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	14,461
Goldman Sachs Group, Inc.	6.75	10/01/37	50,000	55,789
HSBC Holdings PLC	5.25	03/14/44	15,000	14,356
HSBC Holdings PLC	6.50	05/02/36	15,000	16,166
HSBC Holdings PLC	6.50	05/02/36	10,000	10,630
HSBC Holdings PLC	6.50	09/15/37	20,000	21,427
HSBC Holdings PLC	6.80	06/01/38	5,000	5,484
Lloyds Banking Group PLC	3.37	12/14/46	10,000	7,139

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.1% (Continued)
Lloyds Banking Group PLC	4.34	01/09/48	$20,000	$16,107
Regions Bank/Birmingham AL	6.45	06/26/37	5,000	5,265
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	10,000	7,450
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	10,000	10,424
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	5,000	5,545
				303,382
BEVERAGES – 1.0%
Constellation Brands, Inc.	3.75	05/01/50	10,000	7,595
Constellation Brands, Inc.	4.50	05/09/47	10,000	8,609
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,762
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	7,366
Keurig Dr Pepper, Inc.	3.35	03/15/51	10,000	7,018
Keurig Dr Pepper, Inc.	3.80	05/01/50	10,000	7,635
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	8,546
Molson Coors Beverage Co.	4.20	07/15/46	25,000	20,600
				72,131
BIOTECHNOLOGY – 4.9%
Amgen, Inc.	2.80	08/15/41	15,000	10,856
Amgen, Inc.	3.00	01/15/52	10,000	6,744
Amgen, Inc.	3.15	02/21/40	10,000	7,676
Amgen, Inc.	3.38	02/21/50	10,000	7,238
Amgen, Inc.	4.40	05/01/45	10,000	8,632
Amgen, Inc.	4.40	02/22/62	10,000	8,146
Amgen, Inc.	4.56	06/15/48	20,000	17,370
Amgen, Inc.	4.66	06/15/51	40,000	35,041
Amgen, Inc.	4.88	03/01/53	15,000	13,535
Amgen, Inc.	5.15	11/15/41	5,000	4,797
Amgen, Inc.	5.60	03/02/43	30,000	30,265
Amgen, Inc.	5.65	03/02/53	35,000	35,299
Amgen, Inc.	5.75	03/02/63	25,000	25,169
Baxalta, Inc.	5.25	06/23/45	10,000	9,685
Biogen, Inc.	3.15	05/01/50	15,000	9,998
Biogen, Inc.	3.25	02/15/51	10,000	6,818
Gilead Sciences, Inc.	2.80	10/01/50	25,000	16,148
Gilead Sciences, Inc.	4.00	09/01/36	5,000	4,527
Gilead Sciences, Inc.	4.15	03/01/47	20,000	16,738
Gilead Sciences, Inc.	4.50	02/01/45	20,000	17,692
Gilead Sciences, Inc.	4.60	09/01/35	15,000	14,542
Gilead Sciences, Inc.	4.75	03/01/46	15,000	13,692
Gilead Sciences, Inc.	4.80	04/01/44	10,000	9,230
Gilead Sciences, Inc.	5.55	10/15/53	10,000	10,228
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	3,168
Royalty Pharma PLC	3.30	09/02/40	15,000	11,179
Royalty Pharma PLC	3.55	09/02/50	5,000	3,470
Royalty Pharma PLC	5.90	09/02/54	10,000	9,950
				367,833

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 0.7%
Carrier Global Corp.	3.38	04/05/40	$5,000	$3,994
Carrier Global Corp.	3.58	04/05/50	15,000	11,314
Carrier Global Corp.	6.20	03/15/54	10,000	11,140
Martin Marietta Materials, Inc.	3.20	07/15/51	10,000	6,883
Owens Corning	5.95	06/15/54	5,000	5,145
Trane Technologies Global Holding Co. Ltd.	5.75	06/15/43	5,000	5,236
Vulcan Materials Co.	4.50	06/15/47	10,000	8,645
				52,357
CHEMICALS – 3.0%
CF Industries, Inc.	5.38	03/15/44	5,000	4,727
Dow Chemical Co.	3.60	11/15/50	5,000	3,594
Dow Chemical Co.	4.25	10/01/34	5,000	4,677
Dow Chemical Co.	4.38	11/15/42	15,000	12,804
Dow Chemical Co.	5.55	11/30/48	10,000	9,774
Dow Chemical Co.	5.60	02/15/54	10,000	9,873
Dow Chemical Co.	6.90	05/15/53	10,000	11,442
Dow Chemical Co.	9.40	05/15/39	5,000	6,823
DuPont de Nemours, Inc.	5.32	11/15/38	8,000	8,485
DuPont de Nemours, Inc.	5.42	11/15/48	20,000	21,134
Eastman Chemical Co.	4.65	10/15/44	10,000	8,676
Eastman Chemical Co.	4.80	09/01/42	5,000	4,482
FMC Corp.	6.38	05/18/53	5,000	5,118
International Flavors & Fragrances, Inc.	4.38	06/01/47	5,000	3,977
International Flavors & Fragrances, Inc.	5.00	09/26/48	5,000	4,414
LYB International Finance BV	4.88	03/15/44	5,000	4,463
LYB International Finance III LLC	3.38	10/01/40	10,000	7,553
LYB International Finance III LLC	3.80	10/01/60	15,000	10,479
LYB International Finance III LLC	4.20	10/15/49	10,000	7,864
LYB International Finance III LLC	4.20	05/01/50	10,000	7,818
LyondellBasell Industries NV	4.63	02/26/55	10,000	8,307
Mosaic Co.	5.63	11/15/43	5,000	4,907
Nutrien Ltd.	3.95	05/13/50	10,000	7,741
Nutrien Ltd.	5.80	03/27/53	10,000	10,125
Sherwin-Williams Co.	2.90	03/15/52	10,000	6,442
Sherwin-Williams Co.	3.30	05/15/50	5,000	3,506
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,716
Westlake Corp.	3.13	08/15/51	10,000	6,472
Westlake Corp.	4.38	11/15/47	10,000	8,291
				222,684
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	10,000	7,734
Global Payments, Inc.	5.95	08/15/52	5,000	4,935
Moody’s Corp.	3.75	02/25/52	10,000	7,685
Moody’s Corp.	5.25	07/15/44	5,000	4,904
Quanta Services, Inc.	3.05	10/01/41	5,000	3,626
				28,884

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 0.9%
Dell International LLC/EMC Corp.	3.45	12/15/51	$10,000	$6,986
Dell International LLC/EMC Corp.	8.10	07/15/36	10,000	12,178
Dell International LLC/EMC Corp.	8.35	07/15/46	10,000	12,996
Hewlett Packard Enterprise Co.	6.20	10/15/35	10,000	10,767
Hewlett Packard Enterprise Co.	6.35	10/15/45	15,000	16,168
HP, Inc.	6.00	09/15/41	5,000	5,220
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,921
				68,236
COSMETICS/PERSONAL CARE – 0.0%
Haleon US Capital LLC	4.00	03/24/52	5,000	4,072

DIVERSIFIED FINANCIAL SERVICES – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	15,000	12,047
Jefferies Financial Group, Inc.	6.25	01/15/36	5,000	5,225
Nasdaq, Inc.	2.50	12/21/40	15,000	10,157
Nasdaq, Inc.	5.95	08/15/53	10,000	10,421
Nasdaq, Inc.	6.10	06/28/63	5,000	5,268
				43,118
ELECTRIC – 5.0%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,649
American Electric Power Co., Inc.	6.95	12/15/54	5,000	5,079
Appalachian Power Co.	3.70	05/01/50	10,000	7,176
Appalachian Power Co.	7.00	04/01/38	10,000	11,332
Arizona Public Service Co.	4.35	11/15/45	5,000	4,183
Constellation Energy Generation LLC	5.75	03/15/54	10,000	9,978
Constellation Energy Generation LLC	6.25	10/01/39	5,000	5,365
Constellation Energy Generation LLC	6.50	10/01/53	10,000	10,995
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,438
Dominion Energy, Inc.	4.90	08/01/41	5,000	4,549
Dominion Energy, Inc.	5.95	06/15/35	5,000	5,253
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,338
Duke Energy Corp.	3.30	06/15/41	30,000	22,528
Duke Energy Corp.	3.50	06/15/51	10,000	7,000
Duke Energy Corp.	4.80	12/15/45	10,000	8,834
Duke Energy Corp.	5.00	08/15/52	15,000	13,475
Duke Energy Corp.	5.80	06/15/54	5,000	5,009
Duke Energy Corp.	6.10	09/15/53	5,000	5,237
Emera US Finance LP	4.75	06/15/46	10,000	8,432
Entergy Corp.	3.75	06/15/50	5,000	3,652
Eversource Energy	3.45	01/15/50	10,000	7,127
Exelon Corp.	4.45	04/15/46	10,000	8,556
Exelon Corp.	4.70	04/15/50	5,000	4,371
Exelon Corp.	5.60	03/15/53	10,000	9,926
Exelon Corp.	5.63	06/15/35	10,000	10,328
FirstEnergy Corp.	3.40	03/01/50	5,000	3,464
FirstEnergy Corp.	4.85	07/15/47	5,000	4,399
NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	10,000	6,499
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	5,000	4,762

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.0% (Continued)
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	$10,000	$9,894
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,176
Oglethorpe Power Corp.	5.05	10/01/48	5,000	4,496
Pacific Gas & Electric Co.	3.30	08/01/40	10,000	7,322
Pacific Gas & Electric Co.	3.50	08/01/50	10,000	6,772
Pacific Gas & Electric Co.	4.00	12/01/46	10,000	7,470
Pacific Gas & Electric Co.	4.50	07/01/40	20,000	17,028
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,213
Pacific Gas & Electric Co.	4.95	07/01/50	20,000	17,058
Pacific Gas & Electric Co.	5.25	03/01/52	5,000	4,420
Pacific Gas & Electric Co.	6.70	04/01/53	10,000	10,731
Pacific Gas & Electric Co.	6.75	01/15/53	20,000	21,467
Sempra	3.80	02/01/38	20,000	16,867
Sempra	6.00	10/15/39	5,000	5,220
Southern Co.	4.40	07/01/46	20,000	17,238
Southern Power Co.	5.15	09/15/41	10,000	9,458
				375,764
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	4,257

ENTERTAINMENT – 1.2%
Warnermedia Holdings, Inc.	5.05	03/15/42	40,000	31,573
Warnermedia Holdings, Inc.	5.14	03/15/52	60,000	44,664
Warnermedia Holdings, Inc.	5.39	03/15/62	20,000	14,923
				91,160
ENVIRONMENTAL CONTROL – 0.2%
Republic Services, Inc.	5.20	11/15/34	5,000	5,108
Waste Connections, Inc.	2.95	01/15/52	5,000	3,317
Waste Connections, Inc.	3.05	04/01/50	5,000	3,425
				11,850
FOOD – 3.2%
Campbell Soup Co.	4.80	03/15/48	5,000	4,458
Conagra Brands, Inc.	5.30	11/01/38	10,000	9,741
Conagra Brands, Inc.	5.40	11/01/48	10,000	9,506
General Mills, Inc.	3.00	02/01/51	5,000	3,291
J M Smucker Co.	6.50	11/15/43	10,000	10,831
J M Smucker Co.	6.50	11/15/53	10,000	11,097
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	4.38	02/02/52	5,000	3,793
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.50	12/01/52	10,000	10,138
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl(1)	7.25	11/15/53	10,000	11,076
Kellanova	4.50	04/01/46	5,000	4,306
Kraft Heinz Foods Co.	4.38	06/01/46	20,000	16,809
Kraft Heinz Foods Co.	4.88	10/01/49	5,000	4,471
Kraft Heinz Foods Co.	5.00	07/15/35	5,000	4,997
Kraft Heinz Foods Co.	5.00	06/04/42	15,000	13,942
Kraft Heinz Foods Co.	5.20	07/15/45	20,000	18,871
Kraft Heinz Foods Co.	5.50	06/01/50	10,000	9,797

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.2% (Continued)
Kraft Heinz Foods Co.	6.50	02/09/40	$5,000	$5,465
Kraft Heinz Foods Co.	6.88	01/26/39	5,000	5,707
Kroger Co.	3.95	01/15/50	10,000	7,925
Kroger Co.	4.45	02/01/47	10,000	8,513
Kroger Co.	4.65	01/15/48	10,000	8,704
Mondelez International, Inc.	2.63	09/04/50	5,000	3,100
Sysco Corp.	3.15	12/14/51	5,000	3,353
Sysco Corp.	3.30	02/15/50	5,000	3,516
Sysco Corp.	4.50	04/01/46	15,000	12,938
Sysco Corp.	6.60	04/01/50	10,000	11,332
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,146
Tyson Foods, Inc.	5.10	09/28/48	20,000	17,967
				239,790
FOREST PRODUCTS & PAPER – 0.2%
International Paper Co.	4.35	08/15/48	5,000	4,181
International Paper Co.	4.80	06/15/44	5,000	4,466
International Paper Co.	6.00	11/15/41	10,000	10,433
				19,080
GAS – 0.5%
NiSource, Inc.	4.38	05/15/47	10,000	8,356
NiSource, Inc.	4.80	02/15/44	10,000	8,987
NiSource, Inc.	5.25	02/15/43	10,000	9,480
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,909
Southern Co. Gas Capital Corp.	5.88	03/15/41	10,000	10,378
				41,110
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	10,000	5,971
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,383
				10,354
HEALTHCARE-PRODUCTS – 1.0%
Baxter International, Inc.	3.13	12/01/51	10,000	6,490
Boston Scientific Corp.	4.70	03/01/49	10,000	9,125
GE HealthCare Technologies, Inc.	6.38	11/22/52	10,000	11,144
Koninklijke Philips NV	5.00	03/15/42	10,000	9,279
Koninklijke Philips NV	6.88	03/11/38	5,000	5,633
Solventum Corp.(1)	5.90	04/30/54	10,000	9,837
Solventum Corp.(1)	6.00	05/15/64	5,000	4,881
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,707
Stryker Corp.	4.63	03/15/46	15,000	13,530
				73,626
HEALTHCARE-SERVICES – 3.1%
Aetna, Inc.	3.88	08/15/47	5,000	3,744
Aetna, Inc.	4.13	11/15/42	10,000	8,062
Aetna, Inc.	4.50	05/15/42	5,000	4,313
Aetna, Inc.	6.63	06/15/36	5,000	5,488
Aetna, Inc.	6.75	12/15/37	5,000	5,525

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.1% (Continued)
Elevance Health, Inc.	3.60	03/15/51	$10,000	$7,376
Elevance Health, Inc.	3.70	09/15/49	10,000	7,571
Elevance Health, Inc.	4.38	12/01/47	20,000	17,010
Elevance Health, Inc.	4.55	05/15/52	10,000	8,608
Elevance Health, Inc.	4.63	05/15/42	5,000	4,525
Elevance Health, Inc.	4.65	01/15/43	5,000	4,504
Elevance Health, Inc.	4.65	08/15/44	10,000	8,954
Elevance Health, Inc.	5.10	01/15/44	10,000	9,513
Elevance Health, Inc.	5.13	02/15/53	10,000	9,409
Elevance Health, Inc.	5.65	06/15/54	5,000	5,054
Elevance Health, Inc.	6.10	10/15/52	5,000	5,355
HCA, Inc.	3.50	07/15/51	15,000	10,312
HCA, Inc.	4.63	03/15/52	10,000	8,266
HCA, Inc.	5.13	06/15/39	10,000	9,529
HCA, Inc.	5.25	06/15/49	10,000	9,127
HCA, Inc.	5.50	06/15/47	20,000	19,083
HCA, Inc.	5.90	06/01/53	15,000	14,942
HCA, Inc.	6.00	04/01/54	5,000	5,045
HCA, Inc.	6.10	04/01/64	10,000	10,038
Humana, Inc.	5.50	03/15/53	10,000	9,535
Humana, Inc.	5.75	04/15/54	15,000	14,779
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,479
				230,146
HOME BUILDERS – 0.1%
MDC Holdings, Inc.	6.00	01/15/43	5,000	5,239

HOME FURNISHINGS – 0.1%
Whirlpool Corp.	4.50	06/01/46	10,000	8,208

HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,749

INSURANCE – 3.7%
Allstate Corp.	4.20	12/15/46	10,000	8,316
Allstate Corp.	5.55	05/09/35	10,000	10,419
Allstate Corp.	6.50	05/15/57	5,000	5,082
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,431
American International Group, Inc.	3.88	01/15/35	5,000	4,580
American International Group, Inc.	4.38	06/30/50	10,000	8,528
American International Group, Inc.	4.50	07/16/44	5,000	4,432
American International Group, Inc.	4.75	04/01/48	15,000	13,658
American International Group, Inc.	4.80	07/10/45	10,000	9,203
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,637
Aon Global Ltd.	4.60	06/14/44	5,000	4,390
Aon North America, Inc.	5.75	03/01/54	30,000	30,261
Arch Capital Group Ltd.	3.64	06/30/50	10,000	7,304
Arthur J Gallagher & Co.	3.50	05/20/51	15,000	10,658
Arthur J Gallagher & Co.	5.75	03/02/53	5,000	4,980
Arthur J Gallagher & Co.	6.75	02/15/54	5,000	5,659

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.7% (Continued)
Athene Holding Ltd.	3.45	05/15/52	$15,000	$9,812
Athene Holding Ltd.	6.25	04/01/54	5,000	5,106
Brighthouse Financial, Inc.	4.70	06/22/47	10,000	7,901
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,381
Corebridge Financial, Inc.	4.40	04/05/52	10,000	8,119
Equitable Holdings, Inc.	5.00	04/20/48	10,000	9,201
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	15,000	9,514
Fairfax Financial Holdings Ltd.(1)	6.10	03/15/55	10,000	10,010
Fairfax Financial Holdings Ltd.(1)	6.35	03/22/54	5,000	5,144
Hartford Financial Services Group, Inc.	2.90	09/15/51	5,000	3,249
Hartford Financial Services Group, Inc.	3.60	08/19/49	10,000	7,538
Lincoln National Corp.	7.00	06/15/40	5,000	5,599
Markel Group, Inc.	3.45	05/07/52	10,000	6,843
Markel Group, Inc.	4.15	09/17/50	10,000	7,904
Markel Group, Inc.	5.00	04/05/46	5,000	4,533
Markel Group, Inc.	5.00	05/20/49	5,000	4,527
MetLife, Inc.	6.40	12/15/36	10,000	10,232
MetLife, Inc.	10.75	08/01/39	5,000	6,756
Reinsurance Group of America, Inc.	5.75	09/15/34	5,000	5,116
Unum Group	4.13	06/15/51	5,000	3,774
				274,797
INTERNET – 0.2%
eBay, Inc.	3.65	05/10/51	5,000	3,665
eBay, Inc.	4.00	07/15/42	10,000	8,199
				11,864
IRON/STEEL – 0.4%
ArcelorMittal SA	6.35	06/17/54	5,000	4,988
ArcelorMittal SA	7.00	10/15/39	5,000	5,518
Vale Overseas Ltd.	6.40	06/28/54	10,000	10,006
Vale Overseas Ltd.	6.88	11/21/36	5,000	5,400
Vale Overseas Ltd.	6.88	11/10/39	3,000	3,232
				29,144
LODGING – 0.1%
Choice Hotels International, Inc.	5.85	08/01/34	5,000	5,027

MACHINERY-DIVERSIFIED – 0.3%
Ingersoll Rand, Inc.	5.70	06/15/54	5,000	5,164
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,824
Otis Worldwide Corp.	3.36	02/15/50	15,000	10,841
				19,829
MEDIA – 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	20,000	13,862
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	5,000	3,422
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	10,000	6,305

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.9% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	$10,000	$6,039
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	25,000	16,206
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	20,000	12,238
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	15,000	10,018
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	25,000	18,886
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	7,905
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	8,085
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,513
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	15,000	12,409
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	15,000	11,982
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	20,000	17,256
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	15,000	15,026
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	25,000	23,669
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	10,000	9,681
Discovery Communications LLC	4.00	09/15/55	20,000	13,123
Discovery Communications LLC	6.35	06/01/40	5,000	4,719
Fox Corp.	5.48	01/25/39	5,000	4,928
Fox Corp.	5.58	01/25/49	20,000	18,926
Grupo Televisa SAB	5.00	05/13/45	15,000	12,865
Grupo Televisa SAB	5.25	05/24/49	5,000	4,472
Grupo Televisa SAB	6.63	01/15/40	5,000	5,045
Paramount Global	4.38	03/15/43	20,000	13,966
Paramount Global	4.60	01/15/45	10,000	7,077
Paramount Global	4.90	08/15/44	10,000	7,315
Paramount Global	5.85	09/01/43	10,000	8,273
Paramount Global	6.88	04/30/36	5,000	4,882
Time Warner Cable LLC	4.50	09/15/42	5,000	3,775
Time Warner Cable LLC	5.50	09/01/41	10,000	8,566
Time Warner Cable LLC	5.88	11/15/40	10,000	8,968
Time Warner Cable LLC	6.55	05/01/37	20,000	19,576
Time Warner Cable LLC	6.75	06/15/39	15,000	14,823
Time Warner Cable LLC	7.30	07/01/38	5,000	5,208
				364,009

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.4%
Barrick North America Finance LLC	5.70	05/30/41	$10,000	$10,198
Barrick North America Finance LLC	5.75	05/01/43	10,000	10,265
Freeport-McMoRan, Inc.	5.40	11/14/34	5,000	5,006
Freeport-McMoRan, Inc.	5.45	03/15/43	15,000	14,425
Newmont Corp.	4.88	03/15/42	15,000	14,187
Newmont Corp.	5.88	04/01/35	10,000	10,656
Southern Copper Corp.	5.25	11/08/42	10,000	9,495
Southern Copper Corp.	5.88	04/23/45	15,000	15,163
Southern Copper Corp.	6.75	04/16/40	15,000	16,627
				106,022
MISCELLANEOUS MANUFACTURER – 0.3%
Parker-Hannifin Corp.	4.00	06/14/49	5,000	4,040
Parker-Hannifin Corp.	4.10	03/01/47	10,000	8,248
Parker-Hannifin Corp.	4.45	11/21/44	10,000	8,780
				21,068
OIL & GAS – 4.3%
Apache Corp.	5.10	09/01/40	5,000	4,392
Canadian Natural Resources Ltd.	4.95	06/01/47	10,000	8,937
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,290
Cenovus Energy, Inc.	3.75	02/15/52	10,000	7,292
Continental Resources, Inc.	4.90	06/01/44	10,000	8,452
Devon Energy Corp.	4.75	05/15/42	10,000	8,618
Devon Energy Corp.	5.60	07/15/41	15,000	14,384
Diamondback Energy, Inc.	4.25	03/15/52	10,000	7,979
Diamondback Energy, Inc.	4.40	03/24/51	15,000	12,334
Diamondback Energy, Inc.	5.75	04/18/54	10,000	9,906
Diamondback Energy, Inc.	5.90	04/18/64	5,000	4,981
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,288
Hess Corp.	5.60	02/15/41	15,000	15,313
Hess Corp.	5.80	04/01/47	5,000	5,181
Marathon Oil Corp.	6.60	10/01/37	10,000	11,125
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,382
Occidental Petroleum Corp.	5.55	10/01/34	5,000	5,046
Occidental Petroleum Corp.	6.05	10/01/54	10,000	10,070
Occidental Petroleum Corp.	6.20	03/15/40	10,000	10,326
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,746
Marathon Petroleum Corp.	6.50	03/01/41	10,000	10,689
Occidental Petroleum Corp.	6.60	03/15/46	10,000	10,695
Ovintiv, Inc.	6.50	08/15/34	5,000	5,354
Phillips 66	3.30	03/15/52	5,000	3,358
Phillips 66	4.65	11/15/34	15,000	14,346
Phillips 66	4.88	11/15/44	15,000	13,660
Phillips 66	5.88	05/01/42	5,000	5,157
Phillips 66 Co.	4.90	10/01/46	10,000	8,970
Phillips 66 Co.	5.65	06/15/54	5,000	4,919
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,666
Suncor Energy, Inc.	5.95	12/01/34	5,000	5,257

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.3% (Continued)
Suncor Energy, Inc.	6.50	06/15/38	$15,000	$16,566
Suncor Energy, Inc.	6.80	05/15/38	10,000	11,124
Suncor Energy, Inc.	6.85	06/01/39	10,000	11,160
Valero Energy Corp.	4.00	06/01/52	10,000	7,558
Valero Energy Corp.	4.90	03/15/45	5,000	4,612
Valero Energy Corp.	6.63	06/15/37	15,000	16,442
				323,575
OIL & GAS SERVICES – 0.8%
Halliburton Co.	4.50	11/15/41	5,000	4,417
Halliburton Co.	4.75	08/01/43	10,000	9,031
Halliburton Co.	4.85	11/15/35	10,000	9,820
Halliburton Co.	5.00	11/15/45	20,000	18,628
Halliburton Co.	7.45	09/15/39	10,000	12,149
NOV, Inc.	3.95	12/01/42	5,000	3,895
				57,940
PACKAGING & CONTAINERS – 0.2%
Packaging Corp. of America	3.05	10/01/51	10,000	6,765
Smurfit Kappa Treasury ULC(1)	5.78	04/03/54	5,000	5,103
Sonoco Products Co.	5.75	11/01/40	5,000	5,076
				16,944
PHARMACEUTICALS – 5.5%
Becton Dickinson & Co.	3.79	05/20/50	10,000	7,757
Becton Dickinson & Co.	4.67	06/06/47	15,000	13,437
Cencora, Inc.	4.25	03/01/45	5,000	4,287
Cencora, Inc.	4.30	12/15/47	5,000	4,263
Cigna Group	3.20	03/15/40	20,000	15,189
Cigna Group	3.40	03/15/50	10,000	7,009
Cigna Group	3.40	03/15/51	20,000	13,942
Cigna Group	4.80	08/15/38	10,000	9,493
Cigna Group	4.80	07/15/46	15,000	13,484
Cigna Group	4.90	12/15/48	35,000	31,491
CVS Health Corp.	2.70	08/21/40	15,000	10,267
CVS Health Corp.	4.13	04/01/40	10,000	8,285
CVS Health Corp.	4.78	03/25/38	35,000	32,127
CVS Health Corp.	4.88	07/20/35	5,000	4,781
CVS Health Corp.	5.05	03/25/48	60,000	52,929
CVS Health Corp.	5.13	07/20/45	30,000	27,085
CVS Health Corp.	5.30	12/05/43	10,000	9,308
CVS Health Corp.	5.63	02/21/53	5,000	4,771
CVS Health Corp.	5.88	06/01/53	15,000	14,747
CVS Health Corp.	6.00	06/01/44	10,000	10,053
CVS Health Corp.	6.00	06/01/63	10,000	9,870
CVS Health Corp.	6.05	06/01/54	10,000	10,075
Mylan, Inc.	5.20	04/15/48	15,000	12,647
Mylan, Inc.	5.40	11/29/43	5,000	4,481
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	20,000	14,890
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	20,000	13,617

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 5.5% (Continued)
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	$15,000	$9,874
Utah Acquisition Sub, Inc.	5.25	06/15/46	10,000	8,570
Viatris, Inc.	3.85	06/22/40	10,000	7,551
Viatris, Inc.	4.00	06/22/50	10,000	7,005
Zoetis, Inc.	4.70	02/01/43	15,000	13,722
				407,007
PIPELINES – 8.5%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	4,070
Columbia Pipeline Group, Inc.	5.80	06/01/45	5,000	5,005
Enbridge Energy Partners LP	5.50	09/15/40	5,000	4,896
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,821
Enbridge, Inc.	3.40	08/01/51	15,000	10,434
Enbridge, Inc.	4.50	06/10/44	5,000	4,262
Enbridge, Inc.	5.50	12/01/46	5,000	4,939
Enbridge, Inc.	6.70	11/15/53	15,000	16,739
Energy Transfer LP	4.90	03/15/35	5,000	4,797
Energy Transfer LP	5.00	05/15/44	10,000	8,873
Energy Transfer LP	5.00	05/15/50	10,000	8,733
Energy Transfer LP	5.15	03/15/45	5,000	4,531
Energy Transfer LP	5.35	05/15/45	5,000	4,619
Energy Transfer LP	5.40	10/01/47	10,000	9,226
Energy Transfer LP	5.95	05/15/54	20,000	19,860
Energy Transfer LP	6.00	06/15/48	15,000	14,883
Energy Transfer LP	6.05	06/01/41	10,000	10,106
Energy Transfer LP	6.05	09/01/54	10,000	10,043
Energy Transfer LP	6.13	12/15/45	10,000	10,128
Energy Transfer LP	6.25	04/15/49	25,000	25,623
Energy Transfer LP	6.50	02/01/42	5,000	5,307
Energy Transfer LP	7.50	07/01/38	15,000	17,546
EnLink Midstream Partners LP	5.45	06/01/47	5,000	4,413
Kinder Morgan Energy Partners LP	5.00	08/15/42	10,000	8,990
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,483
Kinder Morgan Energy Partners LP	5.40	09/01/44	10,000	9,403
Kinder Morgan Energy Partners LP	5.50	03/01/44	10,000	9,532
Kinder Morgan Energy Partners LP	5.80	03/15/35	5,000	5,158
Kinder Morgan Energy Partners LP	6.50	09/01/39	10,000	10,722
Kinder Morgan Energy Partners LP	6.95	01/15/38	5,000	5,588
Kinder Morgan, Inc.	3.25	08/01/50	10,000	6,596
Kinder Morgan, Inc.	3.60	02/15/51	5,000	3,510
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,500
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,555
Kinder Morgan, Inc.	5.30	12/01/34	5,000	4,989
Kinder Morgan, Inc.	5.45	08/01/52	5,000	4,728
Kinder Morgan, Inc.	5.55	06/01/45	15,000	14,455
Kinder Morgan, Inc.	5.95	08/01/54	5,000	5,019
MPLX LP	4.50	04/15/38	10,000	9,017
MPLX LP	4.70	04/15/48	10,000	8,473
MPLX LP	4.90	04/15/58	5,000	4,222

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.5% (Continued)
MPLX LP	4.95	03/14/52	$10,000	$8,722
MPLX LP	5.20	03/01/47	15,000	13,814
MPLX LP	5.50	02/15/49	15,000	14,203
MPLX LP	5.65	03/01/53	5,000	4,807
ONEOK Partners LP	6.13	02/01/41	10,000	10,215
ONEOK Partners LP	6.65	10/01/36	5,000	5,482
ONEOK Partners LP	6.85	10/15/37	10,000	11,066
ONEOK, Inc.	4.20	10/03/47	10,000	7,893
ONEOK, Inc.	4.45	09/01/49	10,000	8,098
ONEOK, Inc.	4.85	02/01/49	10,000	8,652
ONEOK, Inc.	5.15	10/15/43	5,000	4,645
ONEOK, Inc.	5.20	07/15/48	5,000	4,547
ONEOK, Inc.	6.63	09/01/53	10,000	10,945
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	5,000	4,254
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	5,000	5,081
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	10,000	10,833
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,202
Targa Resources Corp.	4.95	04/15/52	5,000	4,385
Targa Resources Corp.	6.25	07/01/52	10,000	10,371
Targa Resources Corp.	6.50	02/15/53	5,000	5,364
TransCanada PipeLines Ltd.	4.75	05/15/38	15,000	14,116
TransCanada PipeLines Ltd.	4.88	05/15/48	10,000	9,057
TransCanada PipeLines Ltd.	5.00	10/16/43	5,000	4,637
TransCanada PipeLines Ltd.	5.10	03/15/49	10,000	9,340
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,591
TransCanada PipeLines Ltd.	7.63	01/15/39	15,000	17,983
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,346
Western Midstream Operating LP	5.25	02/01/50	5,000	4,449
Western Midstream Operating LP	5.30	03/01/48	10,000	8,830
Western Midstream Operating LP	5.45	04/01/44	5,000	4,595
Williams Cos, Inc.	3.50	10/15/51	5,000	3,554
Williams Cos, Inc.	4.90	01/15/45	5,000	4,483
Williams Cos, Inc.	5.10	09/15/45	10,000	9,252
Williams Cos, Inc.	5.30	08/15/52	20,000	19,011
Williams Cos, Inc.	5.40	03/04/44	5,000	4,808
Williams Cos, Inc.	6.30	04/15/40	10,000	10,620
				636,045
REAL ESTATE – 0.1%
CBRE Services, Inc.	5.95	08/15/34	5,000	5,252

REAL ESTATE INVESTMENT TRUST (REITS) – 1.3%
Alexandria Real Estate Equities, Inc.	3.00	05/18/51	5,000	3,130
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	5,000	3,461
Alexandria Real Estate Equities, Inc.	4.00	02/01/50	10,000	7,587
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	5,000	4,758
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,511
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,818
American Tower Corp.	3.10	06/15/50	15,000	10,033

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 1.3% (Continued)
American Tower Corp.	3.70	10/15/49	$10,000	$7,473
Crown Castle, Inc.	2.90	04/01/41	10,000	7,152
Crown Castle, Inc.	3.25	01/15/51	5,000	3,424
Crown Castle, Inc.	4.15	07/01/50	5,000	4,013
Equinix, Inc.	2.95	09/15/51	5,000	3,192
Equinix, Inc.	3.00	07/15/50	5,000	3,261
Federal Realty OP LP	4.50	12/01/44	10,000	8,293
Kimco Realty OP LLC	4.25	04/01/45	5,000	4,130
VICI Properties LP	5.63	05/15/52	10,000	9,245
VICI Properties LP	6.13	04/01/54	5,000	4,955
Welltower OP LLC	4.95	09/01/48	5,000	4,676
				98,112
RETAIL – 2.9%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,620
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,526
Lowe’s Cos, Inc.	3.00	10/15/50	10,000	6,452
Lowe’s Cos, Inc.	3.50	04/01/51	10,000	7,089
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,585
Lowe’s Cos, Inc.	4.05	05/03/47	20,000	15,943
Lowe’s Cos, Inc.	4.25	04/01/52	5,000	4,026
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,999
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	4,262
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,491
Lowe’s Cos, Inc.	5.63	04/15/53	15,000	14,879
Lowe’s Cos, Inc.	5.75	07/01/53	10,000	10,085
Lowe’s Cos, Inc.	5.80	09/15/62	5,000	4,988
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	5,028
McDonald’s Corp.	3.63	05/01/43	10,000	7,858
McDonald’s Corp.	3.63	09/01/49	10,000	7,450
McDonald’s Corp.	3.70	02/15/42	5,000	4,017
McDonald’s Corp.	4.20	04/01/50	5,000	4,096
McDonald’s Corp.	4.45	03/01/47	5,000	4,304
McDonald’s Corp.	4.60	05/26/45	5,000	4,438
McDonald’s Corp.	4.70	12/09/35	5,000	4,900
McDonald’s Corp.	4.88	12/09/45	10,000	9,244
McDonald’s Corp.	5.15	09/09/52	10,000	9,473
McDonald’s Corp.	5.45	08/14/53	10,000	9,902
McDonald’s Corp.	6.30	10/15/37	10,000	11,091
McDonald’s Corp.	6.30	03/01/38	10,000	11,031
Starbucks Corp.	3.35	03/12/50	10,000	6,946
Starbucks Corp.	3.50	11/15/50	10,000	7,186
Starbucks Corp.	4.45	08/15/49	10,000	8,412
Starbucks Corp.	4.50	11/15/48	10,000	8,504
				218,825

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.5%
Broadcom, Inc.(1)	3.14	11/15/35	$30,000	$24,779
Broadcom, Inc.(1)	3.19	11/15/36	20,000	16,333
Broadcom, Inc.(1)	3.50	02/15/41	25,000	19,717
Broadcom, Inc.(1)	3.75	02/15/51	20,000	15,307
Broadcom, Inc.(1)	4.93	05/15/37	15,000	14,488
Micron Technology, Inc.	3.37	11/01/41	5,000	3,743
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,499
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	11/30/51	10,000	6,761
				108,627
SOFTWARE – 4.3%
Electronic Arts, Inc.	2.95	02/15/51	5,000	3,356
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,687
Fiserv, Inc.	4.40	07/01/49	10,000	8,387
Oracle Corp.	3.60	04/01/40	25,000	19,785
Oracle Corp.	3.60	04/01/50	40,000	28,738
Oracle Corp.	3.65	03/25/41	20,000	15,738
Oracle Corp.	3.80	11/15/37	15,000	12,724
Oracle Corp.	3.85	07/15/36	10,000	8,661
Oracle Corp.	3.85	04/01/60	25,000	17,783
Oracle Corp.	3.90	05/15/35	10,000	8,892
Oracle Corp.	3.95	03/25/51	35,000	26,618
Oracle Corp.	4.00	07/15/46	25,000	19,698
Oracle Corp.	4.00	11/15/47	20,000	15,617
Oracle Corp.	4.10	03/25/61	15,000	11,174
Oracle Corp.	4.13	05/15/45	25,000	20,124
Oracle Corp.	4.38	05/15/55	5,000	4,026
Oracle Corp.	4.50	07/08/44	10,000	8,541
Oracle Corp.	5.38	07/15/40	15,000	14,655
Oracle Corp.	5.55	02/06/53	15,000	14,604
Oracle Corp.	6.13	07/08/39	15,000	15,914
Oracle Corp.	6.50	04/15/38	15,000	16,496
Oracle Corp.	6.90	11/09/52	20,000	22,954
				318,172
TELECOMMUNICATIONS – 14.2%
AT&T, Inc.	3.10	02/01/43	10,000	7,439
AT&T, Inc.	3.50	06/01/41	15,000	11,811
AT&T, Inc.	3.50	09/15/53	70,000	48,984
AT&T, Inc.	3.55	09/15/55	65,000	45,141
AT&T, Inc.	3.65	06/01/51	35,000	25,425
AT&T, Inc.	3.65	09/15/59	60,000	41,491
AT&T, Inc.	3.80	12/01/57	50,000	35,989
AT&T, Inc.	3.85	06/01/60	20,000	14,406
AT&T, Inc.	4.30	12/15/42	10,000	8,583
AT&T, Inc.	4.35	06/15/45	5,000	4,251
AT&T, Inc.	4.50	05/15/35	15,000	14,152
AT&T, Inc.	4.50	03/09/48	10,000	8,496
AT&T, Inc.	4.55	03/09/49	5,000	4,255

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.2% (Continued)
AT&T, Inc.	4.75	05/15/46	$10,000	$8,938
AT&T, Inc.	4.85	03/01/39	10,000	9,447
AT&T, Inc.	4.90	08/15/37	5,000	4,801
AT&T, Inc.	5.15	11/15/46	5,000	4,776
AT&T, Inc.	5.15	02/15/50	10,000	9,363
AT&T, Inc.	5.25	03/01/37	15,000	15,003
AT&T, Inc.	5.35	09/01/40	10,000	9,832
AT&T, Inc.	5.55	08/15/41	10,000	10,070
Bell Telephone Co. of Canada/Bell Canada	3.65	03/17/51	10,000	7,471
Bell Telephone Co. of Canada/Bell Canada	3.65	08/15/52	5,000	3,741
Bell Telephone Co. of Canada/Bell Canada	4.30	07/29/49	5,000	4,187
Bell Telephone Co. of Canada/Bell Canada	4.46	04/01/48	10,000	8,604
Bell Telephone Co. of Canada/Bell Canada	5.55	02/15/54	5,000	4,995
Corning, Inc.	5.35	11/15/48	10,000	9,695
Corning, Inc.	5.45	11/15/79	15,000	14,297
Nokia OYJ	6.63	05/15/39	5,000	5,094
Orange SA	5.38	01/13/42	5,000	4,932
Orange SA	5.50	02/06/44	10,000	9,982
Rogers Communications, Inc.	3.70	11/15/49	15,000	10,984
Rogers Communications, Inc.	4.30	02/15/48	10,000	8,138
Rogers Communications, Inc.	4.35	05/01/49	5,000	4,084
Rogers Communications, Inc.	4.50	03/15/42	5,000	4,355
Rogers Communications, Inc.	4.50	03/15/43	5,000	4,306
Rogers Communications, Inc.	4.55	03/15/52	10,000	8,403
Rogers Communications, Inc.	5.00	03/15/44	10,000	9,179
Rogers Communications, Inc.	5.45	10/01/43	10,000	9,698
Telefonica Emisiones SA	4.67	03/06/38	10,000	9,082
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,728
Telefonica Emisiones SA	5.21	03/08/47	20,000	18,270
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,527
Telefonica Emisiones SA	7.05	06/20/36	10,000	11,209
TELUS Corp.	4.30	06/15/49	5,000	4,066
TELUS Corp.	4.60	11/16/48	5,000	4,295
T-Mobile USA, Inc.	3.00	02/15/41	20,000	14,747
T-Mobile USA, Inc.	3.30	02/15/51	20,000	13,906
T-Mobile USA, Inc.	3.40	10/15/52	30,000	21,059
T-Mobile USA, Inc.	3.60	11/15/60	20,000	13,931
T-Mobile USA, Inc.	4.38	04/15/40	10,000	8,875
T-Mobile USA, Inc.	4.50	04/15/50	25,000	21,406
T-Mobile USA, Inc.	5.50	01/15/55	10,000	9,890
T-Mobile USA, Inc.	5.65	01/15/53	20,000	20,190
T-Mobile USA, Inc.	5.75	01/15/54	10,000	10,221
T-Mobile USA, Inc.	5.80	09/15/62	5,000	5,107
T-Mobile USA, Inc.	6.00	06/15/54	5,000	5,292
Verizon Communications, Inc.	2.65	11/20/40	35,000	24,742
Verizon Communications, Inc.	2.88	11/20/50	25,000	16,173
Verizon Communications, Inc.	2.99	10/30/56	30,000	18,938
Verizon Communications, Inc.	3.00	11/20/60	10,000	6,190

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.2% (Continued)
Verizon Communications, Inc.	3.40	03/22/41	$35,000	$27,469
Verizon Communications, Inc.	3.55	03/22/51	40,000	29,507
Verizon Communications, Inc.	3.70	03/22/61	40,000	28,912
Verizon Communications, Inc.	3.85	11/01/42	10,000	8,163
Verizon Communications, Inc.	3.88	03/01/52	10,000	7,805
Verizon Communications, Inc.	4.00	03/22/50	10,000	8,008
Verizon Communications, Inc.	4.13	08/15/46	10,000	8,324
Verizon Communications, Inc.	4.27	01/15/36	15,000	13,975
Verizon Communications, Inc.	4.40	11/01/34	25,000	23,692
Verizon Communications, Inc.	4.81	03/15/39	10,000	9,540
Verizon Communications, Inc.	4.86	08/21/46	30,000	28,029
Verizon Communications, Inc.	5.01	04/15/49	10,000	9,814
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,669
Verizon Communications, Inc.	5.25	03/16/37	5,000	5,074
Verizon Communications, Inc.	5.50	02/23/54	5,000	5,016
Vodafone Group PLC	4.25	09/17/50	10,000	8,064
Vodafone Group PLC	4.38	02/19/43	5,000	4,382
Vodafone Group PLC	4.88	06/19/49	10,000	8,925
Vodafone Group PLC	5.25	05/30/48	10,000	9,464
Vodafone Group PLC	5.63	02/10/53	10,000	9,832
Vodafone Group PLC	5.75	06/28/54	25,000	24,819
Vodafone Group PLC	5.75	02/10/63	10,000	9,787
Vodafone Group PLC	5.88	06/28/64	5,000	4,935
Vodafone Group PLC	6.15	02/27/37	10,000	10,854
				1,059,701
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.35	03/15/40	5,000	5,207

TRANSPORTATION – 2.3%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	8,820
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	10,226
Canadian Pacific Railway Co.	4.80	08/01/45	5,000	4,617
Canadian Pacific Railway Co.	6.13	09/15/15	10,000	10,461
FedEx Corp.	3.25	05/15/41	10,000	7,526
FedEx Corp.	3.88	08/01/42	5,000	4,011
FedEx Corp.	4.05	02/15/48	10,000	7,948
FedEx Corp.	4.10	04/15/43	5,000	4,105
FedEx Corp.	4.10	02/01/45	10,000	8,098
FedEx Corp.	4.40	01/15/47	5,000	4,187
FedEx Corp.	4.55	04/01/46	10,000	8,575
FedEx Corp.	4.75	11/15/45	10,000	8,855
FedEx Corp.	4.95	10/17/48	5,000	4,551
FedEx Corp.	5.10	01/15/44	5,000	4,689
FedEx Corp.	5.25	05/15/50	10,000	9,524
Norfolk Southern Corp.	3.16	05/15/55	10,000	6,543
Norfolk Southern Corp.	3.94	11/01/47	10,000	7,981
Norfolk Southern Corp.	4.10	05/15/21	10,000	7,338
Norfolk Southern Corp.	4.15	02/28/48	5,000	4,137

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 2.3% (Continued)
Norfolk Southern Corp.	4.45	06/15/45	$10,000	$8,750
Norfolk Southern Corp.	4.55	06/01/53	15,000	12,972
Norfolk Southern Corp.	4.84	10/01/41	10,000	9,357
Norfolk Southern Corp.	5.35	08/01/54	5,000	4,904
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,277
				173,452
WATER – 0.6%
American Water Capital Corp.	3.25	06/01/51	5,000	3,508
American Water Capital Corp.	3.45	05/01/50	10,000	7,256
American Water Capital Corp.	3.75	09/01/47	5,000	3,919
American Water Capital Corp.	4.20	09/01/48	15,000	12,541
American Water Capital Corp.	4.30	12/01/42	5,000	4,376
American Water Capital Corp.	6.59	10/15/37	5,000	5,732
Essential Utilities, Inc.	5.30	05/01/52	10,000	9,450
				46,782
TOTAL CORPORATE BONDS (Cost – $7,188,900)				7,284,026

SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
Sumitomo Mitsui Trust Bank, London	4.68	08/01/24	81,292	81,292
TOTAL SHORT-TERM INVESTMENTS (Cost – $81,292)				81,292

TOTAL INVESTMENTS – 98.8% (Cost – $7,270,192)				$7,365,318
OTHER ASSETS LESS LIABILITIES – 1.2%				86,983
NET ASSETS – 100.0%				$7,452,301

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $152,576 and represents 2.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,284,026	$–	$7,284,026
Time Deposits	–	81,292	–	81,292
Total Investments	$–	$7,365,318	$–	$7,365,318

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.3%
BANKS – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands	4.38	10/14/25	$200,000	$197,625
Banco Nacional de Panama	2.50	08/11/30	525,000	414,750
				612,375
CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.	3.00	09/22/30	200,000	179,188
CNAC HK Finbridge Co. Ltd.	4.13	07/19/27	200,000	195,419
CNAC HK Finbridge Co. Ltd.	5.13	03/14/28	500,000	500,940
				875,547
COMMERCIAL SERVICES – 0.4%
DP World Crescent Ltd.	3.88	07/18/29	200,000	190,000
DP World Crescent Ltd.	4.85	09/26/28	200,000	198,520
DP World Crescent Ltd.	5.50	09/13/33	400,000	407,625
Pelabuhan Indonesia Persero PT	4.25	05/05/25	200,000	198,562
				994,707
ELECTRIC – 1.1%
Comision Federal de Electricidad	4.69	05/15/29	200,000	190,250
Eskom Holdings SOC Ltd.	6.35	08/10/28	650,000	643,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13	05/15/27	375,000	364,654
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.45	05/21/28	200,000	201,482
SPIC MTN Co. Ltd.	1.63	07/27/25	225,000	217,446
State Grid Overseas Investment BVI Ltd.	1.63	08/05/30	225,000	194,026
State Grid Overseas Investment BVI Ltd.	3.50	05/04/27	600,000	585,084
Three Gorges Finance I Cayman Islands Ltd.	3.15	06/02/26	225,000	219,094
				2,615,536
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong	5.35	08/15/33	550,000	560,659

INVESTMENT COMPANIES – 1.9%
Abu Dhabi Developmental Holding Co. PJSC	5.38	05/08/29	240,000	245,401
Abu Dhabi Developmental Holding Co. PJSC	5.50	05/08/34	240,000	248,334
Gaci First Investment Co.	4.75	02/14/30	200,000	197,625
Gaci First Investment Co.	5.00	10/13/27	250,000	250,938
Gaci First Investment Co.	5.00	01/29/29	250,000	250,156
Gaci First Investment Co.	5.25	10/13/32	300,000	303,563
Gaci First Investment Co.	5.25	01/29/34	450,000	451,828
MDGH GMTN RSC Ltd.	2.50	05/21/26	275,000	262,711
MDGH GMTN RSC Ltd.	2.88	11/07/29	225,000	205,312
MDGH GMTN RSC Ltd.	2.88	05/21/30	200,000	181,125
MDGH GMTN RSC Ltd.	3.38	03/28/32	200,000	182,000
MDGH GMTN RSC Ltd.	4.38	11/22/33	200,000	190,375
MDGH GMTN RSC Ltd.	5.50	04/28/33	400,000	414,750
Suci Second Investment Co.	5.17	03/05/31	300,000	302,343
Suci Second Investment Co.	6.00	10/25/28	600,000	624,187
Suci Second Investment Co.	6.25	10/25/33	200,000	218,938
				4,529,586

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.7%
Corp. Nacional del Cobre de Chile	3.00	09/30/29	$325,000	$291,383
Corp. Nacional del Cobre de Chile	3.15	01/14/30	350,000	314,781
Corp. Nacional del Cobre de Chile	3.63	08/01/27	425,000	407,798
Corp. Nacional del Cobre de Chile	5.95	01/08/34	250,000	254,609
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	4.75	05/15/25	200,000	198,688
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45	05/15/30	200,000	199,200
				1,666,459
OIL & GAS – 5.6%
Bapco Energies BSC Closed	7.50	10/25/27	525,000	543,375
EDO Sukuk Ltd.	5.88	09/21/33	400,000	407,400
Pertamina Persero PT	1.40	02/09/26	200,000	189,187
Petroleos de Venezuela SA(1)	5.38	04/12/27	925,000	106,838
Petroleos de Venezuela SA(1)	6.00	05/16/24	1,510,000	176,670
Petroleos de Venezuela SA(1)	6.00	11/15/26	1,290,000	152,220
Petroleos de Venezuela SA(1)	8.50	10/27/20	205,000	186,550
Petroleos de Venezuela SA(1)	9.00	11/17/21	730,000	90,520
Petroleos de Venezuela SA(1)	9.75	05/17/35	950,000	120,650
Petroleos de Venezuela SA(1)	12.75	02/17/22	925,000	130,887
Petroleos del Peru SA	4.75	06/19/32	500,000	377,500
Petroleos Mexicanos	4.50	01/23/26	175,000	167,891
Petroleos Mexicanos	5.35	02/12/28	400,000	363,780
Petroleos Mexicanos	5.95	01/28/31	750,000	620,269
Petroleos Mexicanos	6.49	01/23/27	250,000	242,125
Petroleos Mexicanos	6.50	03/13/27	750,000	722,625
Petroleos Mexicanos	6.50	01/23/29	300,000	274,335
Petroleos Mexicanos	6.70	02/16/32	1,200,000	1,026,870
Petroleos Mexicanos	6.84	01/23/30	400,000	358,560
Petroleos Mexicanos	6.88	08/04/26	500,000	494,380
Petroleos Mexicanos	8.75	06/02/29	300,000	298,620
Petroleos Mexicanos	10.00	02/07/33	325,000	332,312
Petronas Capital Ltd.	2.48	01/28/32	875,000	745,369
Petronas Capital Ltd.	3.50	03/18/25	775,000	767,018
Petronas Capital Ltd.	3.50	04/21/30	1,250,000	1,173,469
QatarEnergy	1.38	09/12/26	400,000	372,624
QatarEnergy	2.25	07/12/31	1,100,000	939,812
Sinopec Group Overseas Development 2015 Ltd.	3.25	04/28/25	250,000	246,795
Sinopec Group Overseas Development 2017 Ltd.	3.63	04/12/27	250,000	244,514
Sinopec Group Overseas Development 2018 Ltd.	1.45	01/08/26	450,000	429,698
Sinopec Group Overseas Development 2018 Ltd.	2.15	05/13/25	200,000	195,709
Sinopec Group Overseas Development 2018 Ltd.	2.30	01/08/31	225,000	199,249
Sinopec Group Overseas Development 2018 Ltd.	2.70	05/13/30	475,000	437,176
Sinopec Group Overseas Development 2018 Ltd.	2.95	11/12/29	250,000	234,561
				13,369,558
PIPELINES – 0.5%
Southern Gas Corridor CJSC	6.88	03/24/26	1,150,000	1,162,937

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.2%
Transnet SOC Ltd.	8.25	02/06/28	$550,000	$559,281

TOTAL CORPORATE BONDS (Cost – $26,728,653)				26,946,645

GOVERNMENT AGENCIES AND OBLIGATIONS – 87.0%
GOVERNMENT AGENCIES – 3.3%
Bank Gospodarstwa Krajowego	5.38	05/22/33	1,150,000	1,160,419
Bank Gospodarstwa Krajowego	5.75	07/09/34	800,000	826,504
Bank Gospodarstwa Krajowego	6.25	10/31/28	500,000	526,978
China Development Bank	1.00	10/27/25	225,000	214,946
Export-Import Bank of China	2.88	04/26/26	200,000	194,375
Export-Import Bank of China	3.88	05/16/26	550,000	544,781
Export-Import Bank of India	2.25	01/13/31	700,000	590,534
Export-Import Bank of India	3.25	01/15/30	600,000	551,812
Export-Import Bank of India	3.38	08/05/26	575,000	558,828
Export-Import Bank of India	3.88	02/01/28	675,000	654,726
Export-Import Bank of India	5.50	01/18/33	550,000	564,609
Finance Department Government of Sharjah	6.50	11/23/32	200,000	210,438
Magyar Export-Import Bank Zrt	6.13	12/04/27	650,000	657,109
MFB Magyar Fejlesztesi Bank Zrt	6.50	06/29/28	725,000	743,125
				7,999,184
GOVERNMENT OBLIGATIONS – 83.7%
Abu Dhabi Government International Bond	1.63	06/02/28	400,000	360,002
Abu Dhabi Government International Bond	1.70	03/02/31	300,000	252,752
Abu Dhabi Government International Bond	1.88	09/15/31	350,000	294,656
Abu Dhabi Government International Bond	2.50	04/16/25	600,000	589,314
Abu Dhabi Government International Bond	2.50	09/30/29	850,000	774,567
Abu Dhabi Government International Bond	3.13	05/03/26	650,000	633,344
Abu Dhabi Government International Bond	3.13	10/11/27	800,000	768,748
Abu Dhabi Government International Bond	3.13	04/16/30	625,000	583,400
Abu Dhabi Government International Bond	4.88	04/30/29	350,000	355,033
Abu Dhabi Government International Bond	5.00	04/30/34	300,000	307,838
Angolan Government International Bond	8.00	11/26/29	1,050,000	954,516
Angolan Government International Bond	8.25	05/09/28	1,150,000	1,094,656
Angolan Government International Bond	8.75	04/14/32	1,000,000	894,500
Argentine Republic Government International Bond(2)	0.75	07/09/30	4,176,000	2,265,480
Argentine Republic Government International Bond	1.00	07/09/29	700,000	407,750
Argentine Republic Government International Bond(2)	4.13	07/09/35	5,525,000	2,320,500
Argentine Republic Government International Bond(2)	5.00	01/09/38	3,075,000	1,427,953
Bahrain Government International Bond	5.25	01/25/33	400,000	362,500
Bahrain Government International Bond	5.45	09/16/32	700,000	653,625
Bahrain Government International Bond	5.63	09/30/31	475,000	452,438
Bahrain Government International Bond	5.63	05/18/34	550,000	503,938
Bahrain Government International Bond	6.75	09/20/29	800,000	823,000
Bahrain Government International Bond	7.00	01/26/26	525,000	533,778
Bahrain Government International Bond	7.00	10/12/28	850,000	887,451
Bahrain Government International Bond	7.38	05/14/30	475,000	500,842
Bolivian Government International Bond	4.50	03/20/28	600,000	342,000
Brazilian Government International Bond	2.88	06/06/25	525,000	514,245

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Brazilian Government International Bond	3.75	09/12/31	$475,000	$414,756
Brazilian Government International Bond	3.88	06/12/30	1,275,000	1,156,527
Brazilian Government International Bond	4.50	05/30/29	650,000	625,904
Brazilian Government International Bond	4.63	01/13/28	1,000,000	988,150
Brazilian Government International Bond	6.00	04/07/26	950,000	964,706
Brazilian Government International Bond	6.00	10/20/33	900,000	888,106
Brazilian Government International Bond	6.13	01/22/32	700,000	698,491
Brazilian Government International Bond	6.13	03/15/34	725,000	716,641
Brazilian Government International Bond	6.25	03/18/31	775,000	784,982
Brazilian Government International Bond	8.25	01/20/34	550,000	634,392
CBB International Sukuk Co. 7 SPC	6.88	10/05/25	475,000	482,570
CBB International Sukuk Programme Co. W.L.L.	3.88	05/18/29	475,000	439,078
CBB International Sukuk Programme Co. W.L.L.	3.95	09/16/27	600,000	570,188
CBB International Sukuk Programme Co. W.L.L.	4.50	03/30/27	675,000	654,328
CBB International Sukuk Programme Co. W.L.L.	6.00	02/12/31	550,000	560,828
CBB International Sukuk Programme Co. W.L.L.	6.25	10/18/30	500,000	516,875
Chile Government International Bond	2.45	01/31/31	440,000	383,627
Chile Government International Bond	2.55	01/27/32	425,000	364,969
Chile Government International Bond	2.55	07/27/33	750,000	622,972
Chile Government International Bond	2.75	01/31/27	425,000	403,112
Chile Government International Bond	3.24	02/06/28	550,000	522,225
Chile Government International Bond	3.50	01/31/34	375,000	333,752
Chile Government International Bond	4.85	01/22/29	550,000	551,719
China Government International Bond	0.55	10/21/25	500,000	477,283
China Government International Bond	1.20	10/21/30	550,000	469,219
China Government International Bond	1.25	10/26/26	300,000	281,064
China Government International Bond	1.75	10/26/31	250,000	216,130
China Government International Bond	2.13	12/03/29	625,000	574,022
China Government International Bond	2.63	11/02/27	250,000	239,917
China Government International Bond	3.50	10/19/28	200,000	197,005
Colombia Government International Bond	3.00	01/30/30	500,000	418,000
Colombia Government International Bond	3.13	04/15/31	885,000	713,310
Colombia Government International Bond	3.25	04/22/32	750,000	589,125
Colombia Government International Bond	3.88	04/25/27	825,000	785,400
Colombia Government International Bond	4.50	01/28/26	550,000	540,650
Colombia Government International Bond	4.50	03/15/29	950,000	880,650
Colombia Government International Bond	7.50	02/02/34	700,000	712,600
Colombia Government International Bond	8.00	04/20/33	800,000	842,000
Costa Rica Government International Bond	6.13	02/19/31	656,000	667,152
Costa Rica Government International Bond	6.55	04/03/34	1,000,000	1,037,505
Dominican Republic International Bond	4.50	01/30/30	1,100,000	1,025,404
Dominican Republic International Bond	4.88	09/23/32	1,500,000	1,377,660
Dominican Republic International Bond	5.50	02/22/29	850,000	837,518
Dominican Republic International Bond	5.95	01/25/27	875,000	879,375
Dominican Republic International Bond	6.00	07/19/28	650,000	654,267
Dominican Republic International Bond	6.00	02/22/33	975,000	968,663
Dominican Republic International Bond	6.88	01/29/26	800,000	812,748
Dominican Republic International Bond	7.05	02/03/31	700,000	736,316

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Ecuador Government International Bond	ZCP	07/31/30	$700,000	$360,500
Ecuador Government International Bond(2)	5.50	07/31/35	4,425,000	2,360,472
Ecuador Government International Bond(2)	6.90	07/31/30	2,075,000	1,413,075
Egypt Government International Bond	5.80	09/30/27	450,000	413,016
Egypt Government International Bond	5.88	06/11/25	625,000	617,578
Egypt Government International Bond	5.88	02/16/31	825,000	659,742
Egypt Government International Bond	6.59	02/21/28	575,000	533,312
Egypt Government International Bond	7.05	01/15/32	450,000	370,688
Egypt Government International Bond	7.30	09/30/33	450,000	362,250
Egypt Government International Bond	7.50	01/31/27	1,025,000	1,000,016
Egypt Government International Bond	7.60	03/01/29	1,175,000	1,098,992
Egypt Government International Bond	7.63	05/29/32	925,000	778,734
Egyptian Financial Co. for Sovereign Taskeek	10.88	02/28/26	700,000	726,469
El Salvador Government International Bond	9.25	04/17/30	575,000	525,409
Ethiopia International Bond	6.63	12/11/24	550,000	437,250
Ghana Government International Bond	6.38	02/11/27	775,000	391,615
Ghana Government International Bond	7.63	05/16/29	750,000	378,281
Ghana Government International Bond	7.75	04/07/29	575,000	292,531
Ghana Government International Bond	7.88	02/11/35	600,000	308,250
Ghana Government International Bond	8.13	01/18/26	575,000	297,850
Ghana Government International Bond	8.13	03/26/32	750,000	386,722
Ghana Government International Bond	8.63	04/07/34	600,000	309,186
Ghana Government International Bond	10.75	10/14/30	600,000	405,938
Hazine Mustesarligi Varlik Kiralama AS	5.13	06/22/26	475,000	465,647
Hazine Mustesarligi Varlik Kiralama AS	7.25	02/24/27	850,000	866,203
Hazine Mustesarligi Varlik Kiralama AS	8.51	01/14/29	625,000	669,141
Hazine Mustesarligi Varlik Kiralama AS	9.76	11/13/25	450,000	470,672
Hungary Government International Bond	2.13	09/22/31	1,350,000	1,092,234
Hungary Government International Bond	5.25	06/16/29	1,250,000	1,248,438
Hungary Government International Bond	5.50	06/16/34	685,000	681,575
Hungary Government International Bond	6.13	05/22/28	1,300,000	1,336,563
Hungary Government International Bond	6.25	09/22/32	1,200,000	1,259,250
Indonesia Government International Bond	1.85	03/12/31	250,000	207,734
Indonesia Government International Bond	2.15	07/28/31	200,000	167,937
Indonesia Government International Bond	2.85	02/14/30	250,000	226,094
Indonesia Government International Bond	3.50	01/11/28	325,000	311,086
Indonesia Government International Bond	3.55	03/31/32	300,000	273,937
Indonesia Government International Bond	3.85	07/18/27	200,000	194,125
Indonesia Government International Bond	3.85	10/15/30	475,000	449,469
Indonesia Government International Bond	4.10	04/24/28	200,000	195,250
Indonesia Government International Bond	4.13	01/15/25	200,000	200,218
Indonesia Government International Bond	4.35	01/08/27	250,000	246,797
Indonesia Government International Bond	4.55	01/11/28	220,000	218,144
Indonesia Government International Bond	4.65	09/20/32	250,000	245,625
Indonesia Government International Bond	4.75	01/08/26	300,000	300,702
Indonesia Government International Bond	4.75	02/11/29	225,000	224,719
Indonesia Government International Bond	4.85	01/11/33	200,000	198,750
Iraq International Bond	5.80	01/15/28	382,813	363,672

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Ivory Coast Government International Bond	6.13	06/15/33	$750,000	$669,609
Ivory Coast Government International Bond	7.63	01/30/33	725,000	706,513
Jamaica Government International Bond	6.75	04/28/28	755,000	785,672
Jordan Government International Bond	5.75	01/31/27	600,000	579,000
Jordan Government International Bond	5.85	07/07/30	700,000	644,000
Jordan Government International Bond	6.13	01/29/26	600,000	591,375
Jordan Government International Bond	7.50	01/13/29	825,000	821,700
Kazakhstan Government International Bond	5.13	07/21/25	1,450,000	1,450,906
KSA Sukuk Ltd.	2.25	05/17/31	575,000	490,906
KSA Sukuk Ltd.	2.97	10/29/29	375,000	344,648
KSA Sukuk Ltd.	3.63	04/20/27	800,000	779,640
KSA Sukuk Ltd.	4.27	05/22/29	600,000	589,688
KSA Sukuk Ltd.	4.30	01/19/29	450,000	442,828
KSA Sukuk Ltd.	4.51	05/22/33	400,000	389,875
KSA Sukuk Ltd.	5.25	06/04/27	200,000	202,500
KSA Sukuk Ltd.	5.25	06/04/30	200,000	203,563
KSA Sukuk Ltd.	5.25	06/04/34	450,000	457,594
KSA Sukuk Ltd.	5.27	10/25/28	325,000	332,414
Kuwait International Government Bond	3.50	03/20/27	2,850,000	2,768,062
Latvia Government International Bond	5.13	07/30/34	750,000	753,518
Lebanon Government International Bond(1)	6.00	01/27/23	600,000	40,500
Lebanon Government International Bond(1)	6.10	10/04/22	1,700,000	114,750
Lebanon Government International Bond(1)	6.65	02/26/30	1,600,000	108,000
Lebanon Government International Bond(1)	6.85	03/23/27	1,450,000	97,875
Lebanon Government International Bond(1)	8.25	04/12/21	1,200,000	81,000
Malaysia Sovereign Sukuk Bhd	3.04	04/22/25	550,000	542,616
Malaysia Sukuk Global Bhd	3.18	04/27/26	650,000	634,917
Mexico Government International Bond	2.66	05/24/31	625,000	526,953
Mexico Government International Bond	3.25	04/16/30	350,000	315,109
Mexico Government International Bond	3.50	02/12/34	500,000	417,250
Mexico Government International Bond	3.75	01/11/28	525,000	505,148
Mexico Government International Bond	4.13	01/21/26	325,000	321,669
Mexico Government International Bond	4.15	03/28/27	525,000	516,633
Mexico Government International Bond	4.50	04/22/29	650,000	633,344
Mexico Government International Bond	4.75	04/27/32	400,000	378,250
Mexico Government International Bond	4.88	05/19/33	475,000	448,281
Mexico Government International Bond	5.40	02/09/28	150,000	151,641
Mexico Government International Bond	8.30	08/15/31	150,000	180,469
Morocco Government International Bond	3.00	12/15/32	600,000	494,625
Morocco Government International Bond	5.95	03/08/28	730,000	742,045
Morocco Government International Bond	6.50	09/08/33	900,000	940,500
Nigeria Government International Bond	6.13	09/28/28	800,000	705,750
Nigeria Government International Bond	6.50	11/28/27	850,000	785,453
Nigeria Government International Bond	7.14	02/23/30	750,000	659,297
Nigeria Government International Bond	7.38	09/28/33	800,000	656,750
Nigeria Government International Bond	7.63	11/21/25	650,000	648,172
Nigeria Government International Bond	7.88	02/16/32	1,125,000	980,859
Nigeria Government International Bond	8.38	03/24/29	725,000	683,992

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Nigeria Government International Bond	8.75	01/21/31	$600,000	$560,250
Oman Government International Bond	4.75	06/15/26	1,275,000	1,261,453
Oman Government International Bond	5.38	03/08/27	925,000	927,023
Oman Government International Bond	5.63	01/17/28	1,275,000	1,287,352
Oman Government International Bond	6.00	08/01/29	925,000	953,328
Oman Government International Bond	6.25	01/25/31	750,000	783,984
Oman Government International Bond	6.75	10/28/27	825,000	859,289
Oman Government International Bond	7.38	10/28/32	650,000	729,016
Oman Sovereign Sukuk Co.	4.88	06/15/30	1,000,000	981,250
Oman Sovereign Sukuk Co.	5.93	10/31/25	850,000	858,763
Pakistan Global Sukuk Programme Co. Ltd.	7.95	01/31/29	775,000	695,318
Pakistan Government International Bond	6.00	04/08/26	775,000	705,006
Pakistan Government International Bond	6.88	12/05/27	875,000	754,141
Pakistan Government International Bond	7.38	04/08/31	825,000	659,229
Panama Government International Bond	2.25	09/29/32	950,000	705,137
Panama Government International Bond	3.16	01/23/30	525,000	453,143
Panama Government International Bond	3.30	01/19/33	450,000	360,844
Panama Government International Bond	3.75	03/16/25	500,000	494,842
Panama Government International Bond	3.88	03/17/28	500,000	470,690
Panama Government International Bond	7.50	03/01/31	425,000	450,712
Paraguay Government International Bond	4.95	04/28/31	650,000	636,797
Perusahaan Penerbit SBSN Indonesia III	1.50	06/09/26	250,000	234,766
Perusahaan Penerbit SBSN Indonesia III	2.55	06/09/31	250,000	215,000
Perusahaan Penerbit SBSN Indonesia III	4.15	03/29/27	350,000	344,422
Perusahaan Penerbit SBSN Indonesia III	4.33	05/28/25	350,000	348,250
Perusahaan Penerbit SBSN Indonesia III	4.40	06/06/27	550,000	543,812
Perusahaan Penerbit SBSN Indonesia III	4.40	03/01/28	325,000	320,633
Perusahaan Penerbit SBSN Indonesia III	4.45	02/20/29	400,000	394,750
Perusahaan Penerbit SBSN Indonesia III	4.55	03/29/26	325,000	323,070
Perusahaan Penerbit SBSN Indonesia III	4.70	06/06/32	500,000	490,156
Perusahaan Penerbit SBSN Indonesia III	5.20	07/02/34	200,000	202,809
Perusahaan Penerbit SBSN Indonesia III	5.40	11/15/28	200,000	203,875
Perusahaan Penerbit SBSN Indonesia III	5.60	11/15/33	200,000	208,125
Peruvian Government International Bond	1.86	12/01/32	600,000	466,875
Peruvian Government International Bond	2.78	01/23/31	1,550,000	1,350,922
Peruvian Government International Bond	3.00	01/15/34	1,200,000	998,625
Peruvian Government International Bond	8.75	11/21/33	1,175,000	1,452,594
Philippine Government International Bond	1.65	06/10/31	450,000	368,016
Philippine Government International Bond	2.46	05/05/30	375,000	331,758
Philippine Government International Bond	3.00	02/01/28	850,000	802,719
Philippine Government International Bond	3.75	01/14/29	650,000	622,781
Philippine Government International Bond	5.00	07/17/33	530,000	531,656
Philippine Government International Bond	5.25	05/14/34	400,000	408,875
Philippine Government International Bond	5.50	03/30/26	375,000	378,516
Philippine Government International Bond	6.38	01/15/32	325,000	353,945
Philippine Government International Bond	7.75	01/14/31	700,000	809,156
Philippine Government International Bond	9.50	02/02/30	750,000	916,641
Philippine Government International Bond	10.63	03/16/25	475,000	491,625

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Qatar Government International Bond	3.25	06/02/26	$1,150,000	$1,121,250
Qatar Government International Bond	3.40	04/16/25	525,000	519,750
Qatar Government International Bond	3.75	04/16/30	1,000,000	964,375
Qatar Government International Bond	4.00	03/14/29	1,250,000	1,225,250
Qatar Government International Bond	4.50	04/23/28	850,000	850,797
Qatar Government International Bond	4.63	05/29/29	200,000	202,063
Qatar Government International Bond	4.75	05/29/34	400,000	406,085
Qatar Government International Bond	9.75	06/15/30	525,000	668,391
RAK Capital	3.09	03/31/25	200,000	197,375
Republic of Azerbaijan International Bond	3.50	09/01/32	650,000	565,703
Republic of Kenya Government International Bond	6.30	01/23/34	500,000	375,469
Republic of Kenya Government International Bond	7.25	02/28/28	600,000	545,625
Republic of Kenya Government International Bond	8.00	05/22/32	700,000	608,129
Republic of Kenya Government International Bond	9.75	02/16/31	1,025,000	977,594
Republic of Poland Government International Bond	3.25	04/06/26	950,000	928,236
Republic of Poland Government International Bond	4.63	03/18/29	815,000	814,375
Republic of Poland Government International Bond	4.88	10/04/33	1,360,000	1,346,880
Republic of Poland Government International Bond	5.50	11/16/27	815,000	838,992
Republic of Poland Government International Bond	5.75	11/16/32	825,000	870,994
Republic of South Africa Government International Bond	4.30	10/12/28	1,190,000	1,114,137
Republic of South Africa Government International Bond	4.85	09/27/27	650,000	632,125
Republic of South Africa Government International Bond	4.85	09/30/29	1,200,000	1,122,000
Republic of South Africa Government International Bond	4.88	04/14/26	600,000	590,250
Republic of South Africa Government International Bond	5.88	09/16/25	945,000	946,181
Republic of South Africa Government International Bond	5.88	06/22/30	725,000	702,344
Republic of South Africa Government International Bond	5.88	04/20/32	725,000	686,031
Romanian Government International Bond	3.00	02/27/27	900,000	846,900
Romanian Government International Bond	3.00	02/14/31	730,000	621,599
Romanian Government International Bond	3.63	03/27/32	810,000	702,422
Romanian Government International Bond	5.25	11/25/27	630,000	626,063
Romanian Government International Bond	5.88	01/30/29	1,200,000	1,214,250
Romanian Government International Bond	6.00	05/25/34	750,000	750,000
Romanian Government International Bond	6.38	01/30/34	1,150,000	1,172,281
Romanian Government International Bond	6.63	02/17/28	950,000	983,250
Romanian Government International Bond	7.13	01/17/33	760,000	815,575
ROP Sukuk Trust	5.05	06/06/29	250,000	252,031
Saudi Government International Bond	2.25	02/02/33	650,000	526,906
Saudi Government International Bond	2.50	02/03/27	275,000	260,734
Saudi Government International Bond	2.75	02/03/32	225,000	195,047
Saudi Government International Bond	2.90	10/22/25	350,000	341,469
Saudi Government International Bond	3.25	10/26/26	1,050,000	1,017,188
Saudi Government International Bond	3.25	10/22/30	300,000	274,406
Saudi Government International Bond	3.63	03/04/28	1,075,000	1,035,359
Saudi Government International Bond	4.00	04/17/25	800,000	795,000
Saudi Government International Bond	4.38	04/16/29	850,000	837,781
Saudi Government International Bond	4.50	04/17/30	500,000	491,406
Saudi Government International Bond	4.75	01/18/28	475,000	475,148
Saudi Government International Bond	4.75	01/16/30	700,000	696,500

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Saudi Government International Bond	4.88	07/18/33	$675,000	$668,883
Saudi Government International Bond	5.00	01/16/34	775,000	773,063
Saudi Government International Bond	5.50	10/25/32	500,000	518,125
Senegal Government International Bond	6.25	05/23/33	625,000	528,125
Serbia International Bond	2.13	12/01/30	900,000	736,031
Serbia International Bond	6.00	06/12/34	800,000	800,004
Serbia International Bond	6.50	09/26/33	550,000	570,109
Sharjah Sukuk Program Ltd.	2.94	06/10/27	225,000	209,995
Sharjah Sukuk Program Ltd.	3.23	10/23/29	200,000	180,374
Sharjah Sukuk Program Ltd.	3.85	04/03/26	200,000	194,602
Sharjah Sukuk Program Ltd.	4.23	03/14/28	250,000	240,718
Sri Lanka Government International Bond	5.75	04/18/23	725,000	399,656
Sri Lanka Government International Bond	6.20	05/11/27	900,000	503,437
Sri Lanka Government International Bond	6.75	04/18/28	725,000	413,478
Sri Lanka Government International Bond	6.83	07/18/26	550,000	310,753
Sri Lanka Government International Bond	6.85	03/14/24	600,000	333,750
Sri Lanka Government International Bond	6.85	11/03/25	1,000,000	571,875
Sri Lanka Government International Bond	7.55	03/28/30	1,375,000	774,304
Sri Lanka Government International Bond	7.85	03/14/29	450,000	255,377
Trinidad & Tobago Government International Bond	4.50	08/04/26	600,000	588,600
Turkiye Government International Bond	4.25	03/13/25	425,000	420,750
Turkiye Government International Bond	4.25	04/14/26	325,000	316,672
Turkiye Government International Bond	4.75	01/26/26	650,000	638,950
Turkiye Government International Bond	4.88	10/09/26	750,000	733,200
Turkiye Government International Bond	5.13	02/17/28	440,000	424,325
Turkiye Government International Bond	5.25	03/13/30	625,000	584,766
Turkiye Government International Bond	5.88	06/26/31	575,000	540,859
Turkiye Government International Bond	5.95	01/15/31	600,000	569,062
Turkiye Government International Bond	6.00	03/25/27	850,000	849,469
Turkiye Government International Bond	6.13	10/24/28	700,000	694,531
Turkiye Government International Bond	6.38	10/14/25	500,000	502,550
Turkiye Government International Bond	6.50	09/20/33	500,000	478,125
Turkiye Government International Bond	7.13	07/17/32	300,000	300,627
Turkiye Government International Bond	7.63	04/26/29	625,000	649,023
Turkiye Government International Bond	7.63	05/15/34	650,000	667,810
Turkiye Government International Bond	8.00	02/14/34	215,000	230,789
Turkiye Government International Bond	8.60	09/24/27	425,000	454,444
Turkiye Government International Bond	9.13	07/13/30	400,000	444,214
Turkiye Government International Bond	9.38	03/14/29	450,000	497,672
Turkiye Government International Bond	9.38	01/19/33	600,000	683,625
Turkiye Government International Bond	9.88	01/15/28	725,000	804,977
Turkiye Government International Bond	11.88	01/15/30	325,000	413,664
UAE Government International Bond	2.00	10/19/31	225,000	189,492
UAE Government International Bond	4.05	07/07/32	450,000	433,406
UAE Government International Bond	4.86	07/02/34	200,000	202,563
UAE Government International Bond	4.92	09/25/33	400,000	408,000
Ukraine Government International Bond	6.88	05/21/31	1,000,000	310,000
Ukraine Government International Bond	7.38	09/25/34	1,800,000	559,800

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Ukraine Government International Bond	7.75	09/01/25		$775,000	$285,588
Ukraine Government International Bond	7.75	09/01/26		750,000	258,750
Ukraine Government International Bond	7.75	09/01/27		850,000	282,625
Ukraine Government International Bond	7.75	09/01/28		950,000	301,625
Ukraine Government International Bond	7.75	09/01/29		675,000	214,313
Ukraine Government International Bond	9.75	11/01/30		950,000	317,300
Uruguay Government International Bond	4.38	10/27/27		825,000	822,525
Uruguay Government International Bond	4.38	01/23/31		1,270,000	1,254,919
Uruguay Government International Bond	5.75	10/28/34		1,350,000	1,435,050
Venezuela Government International Bond(1)	6.00	12/09/20		360,000	49,680
Venezuela Government International Bond(1)	7.65	04/21/25		390,000	60,840
Venezuela Government International Bond(1)	7.75	10/13/19		750,000	109,875
Venezuela Government International Bond(1)	8.25	10/13/24		800,000	126,000
Venezuela Government International Bond(1)	9.00	05/07/23		680,000	109,480
Venezuela Government International Bond(1)	9.25	09/15/27		1,115,000	205,717
Venezuela Government International Bond(1)	9.25	05/07/28		485,000	85,603
Venezuela Government International Bond(1)	9.38	01/13/34		365,000	72,087
Venezuela Government International Bond(1)	11.75	10/21/26		1,125,000	208,125
Venezuela Government International Bond(1)	11.95	08/05/31		1,265,000	231,495
Venezuela Government International Bond(1)	12.75	08/23/22		900,000	163,350
Zambia Government International Bond(2)	5.75	06/30/33		703,781	618,377
					200,170,027
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $199,857,708)					208,169,211

SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Citibank, London	2.54	08/01/24	EUR	704	762
Citibank, New York	4.68	08/01/24		$1,923,972	1,923,972
TOTAL TIME DEPOSITS (Cost – $1,924,734)					1,924,734
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,924,734)					1,924,734

TOTAL INVESTMENTS – 99.1% (Cost – $228,511,095)					$237,040,590
OTHER ASSETS LESS LIABILITIES – 0.9%					2,252,630
NET ASSETS – 100.0%					$239,293,220

ZCP Indicates a zero coupon rate.

EUR Euro.

(1)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2024.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of July 31, 2024:

Country	Percent of Net Assets
Angola	1.2%
Argentina	2.7%
Azerbaijan	0.7%
Bahrain	3.6%
Bolivia	0.1%
Brazil	3.5%
British Virgin Islands	1.3%
Cayman Islands	3.9%
Chile	1.9%
China	1.7%
Colombia	2.3%
Costa Rica	0.7%
Dominican Republic	3.0%
Ecuador	1.7%
Egypt	2.7%
El Salvador	0.2%
Ethiopia	0.2%
Ghana	1.2%
Hong Kong	0.4%
Hungary	2.9%
India	1.2%
Indonesia	3.7%
Iraq	0.2%
Ivory Coast	0.6%
Jamaica	0.3%
Jordan	1.1%
Kazakhstan	0.6%
Kenya	1.0%
Kuwait	1.2%
Country	Percent of Net Assets
Latvia	0.3%
Lebanon	0.2%
Malaysia	1.6%
Mexico	4.0%
Morocco	0.9%
Nigeria	2.4%
Oman	3.6%
Pakistan	1.2%
Panama	1.4%
Paraguay	0.3%
Peru	1.9%
Philippines	2.6%
Poland	3.1%
Qatar	3.0%
Romania	3.2%
Saudi Arabia	3.7%
Senegal	0.2%
Serbia	0.9%
South Africa	2.9%
Sri Lanka	1.5%
Trinidad and Tobago	0.2%
Turkey	6.0%
Ukraine	1.1%
United Arab Emirates	3.5%
Uruguay	1.5%
Venezuela	1.0%
Zambia	0.3%
Other*	1.7%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$26,946,645	$–	$26,946,645
Government Agencies and Obligations	–	208,169,211	–	208,169,211
Time Deposits	–	1,924,734	–	1,924,734
Total Investments	$–	$237,040,590	$–	$237,040,590

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 102.2%
GOVERNMENT OBLIGATIONS – 100.6%
U.S. Treasury Bill	ZCP	08/01/24	$15,028,200	$15,026,045
U.S. Treasury Bill	ZCP	08/08/24	36,733,400	36,695,895
U.S. Treasury Bill	ZCP	08/15/24	17,530,400	17,494,510
U.S. Treasury Bill	ZCP	08/22/24	28,533,800	28,446,098
U.S. Treasury Bill	ZCP	08/29/24	18,125,300	18,051,024
U.S. Treasury Bill	ZCP	09/05/24	83,004,100	82,578,371
U.S. Treasury Bill	ZCP	09/12/24	21,417,600	21,285,760
U.S. Treasury Bill	ZCP	10/03/24	97,530,900	96,647,578
U.S. Treasury Bill	ZCP	10/31/24	72,261,200	71,323,704
U.S. Treasury Bill	ZCP	11/29/24	74,487,800	73,232,141
U.S. Treasury Bill	ZCP	12/26/24	73,952,600	72,473,956
U.S. Treasury Bill	ZCP	01/23/25	74,367,500	72,594,495
U.S. Treasury Bill	ZCP	02/20/25	99,363,300	96,673,027
U.S. Treasury Bill	ZCP	03/20/25	102,998,100	99,921,935
U.S. Treasury Bill	ZCP	04/17/25	102,220,000	98,799,497
U.S. Treasury Bill	ZCP	05/15/25	100,514,000	96,812,368
U.S. Treasury Bill	ZCP	06/12/25	106,160,400	101,902,116
U.S. Treasury Bill	ZCP	07/10/25	90,000,000	86,110,921
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,185,675,101)				1,186,069,441

TIME DEPOSITS – 1.6%
Sumitomo, Tokyo	4.68	08/01/24	19,022,145	19,022,145
TOTAL TIME DEPOSITS (Cost – $19,022,145)				19,022,145

TOTAL SHORT-TERM INVESTMENTS (Cost – $1,204,697,246)				1,205,091,586

TOTAL INVESTMENTS – 102.2% (Cost – $1,204,697,246)				$1,205,091,586
OTHER ASSETS LESS LIABILITIES – (2.2)%				(26,488,336)
NET ASSETS – 100.0%				$1,178,603,250

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,186,069,441	$–	$1,186,069,441
Time Deposits	–	19,022,145	–	19,022,145
Total Investments	$–	$1,205,091,586	$–	$1,205,091,586

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	6.88	08/15/25	$725,300	$743,999
U.S. Treasury Note	0.25	05/31/25	10,498,300	10,106,459
U.S. Treasury Note	0.25	06/30/25	8,888,800	8,532,554
U.S. Treasury Note	0.25	07/31/25	9,202,300	8,805,451
U.S. Treasury Note	0.25	08/31/25	9,248,400	8,817,591
U.S. Treasury Note	0.25	09/30/25	10,572,700	10,051,912
U.S. Treasury Note	0.25	10/31/25	10,357,000	9,816,494
U.S. Treasury Note	0.38	04/30/25	10,663,300	10,312,369
U.S. Treasury Note	0.38	11/30/25	10,608,600	10,042,532
U.S. Treasury Note	0.38	12/31/25	11,305,400	10,671,238
U.S. Treasury Note	0.38	01/31/26	10,000,000	9,411,328
U.S. Treasury Note	0.50	03/31/25	10,068,500	9,780,800
U.S. Treasury Note	1.13	01/15/25	325,700	319,937
U.S. Treasury Note	1.13	02/28/25	8,271,900	8,089,983
U.S. Treasury Note	1.38	01/31/25	296,900	291,571
U.S. Treasury Note	1.50	02/15/25	12,704,700	12,466,487
U.S. Treasury Note	1.63	02/15/26	9,000,000	8,626,992
U.S. Treasury Note	1.75	03/15/25	12,039,500	11,806,940
U.S. Treasury Note	2.00	02/15/25	13,126,800	12,917,079
U.S. Treasury Note	2.00	08/15/25	11,439,000	11,130,236
U.S. Treasury Note	2.13	05/15/25	12,943,400	12,669,617
U.S. Treasury Note	2.25	11/15/25	11,907,600	11,565,954
U.S. Treasury Note	2.50	01/31/25	264,100	260,778
U.S. Treasury Note	2.63	03/31/25	3,930,600	3,872,255
U.S. Treasury Note	2.63	04/15/25	11,260,500	11,083,895
U.S. Treasury Note	2.63	12/31/25	4,471,300	4,356,810
U.S. Treasury Note	2.63	01/31/26	1,400,000	1,362,922
U.S. Treasury Note	2.75	02/28/25	6,280,100	6,199,146
U.S. Treasury Note	2.75	05/15/25	11,361,100	11,174,929
U.S. Treasury Note	2.75	06/30/25	4,044,700	3,972,891
U.S. Treasury Note	2.75	08/31/25	4,762,400	4,664,361
U.S. Treasury Note	2.88	04/30/25	5,887,700	5,800,074
U.S. Treasury Note	2.88	05/31/25	5,237,400	5,154,031
U.S. Treasury Note	2.88	06/15/25	10,429,900	10,257,358
U.S. Treasury Note	2.88	07/31/25	4,069,700	3,997,447
U.S. Treasury Note	2.88	11/30/25	4,793,400	4,689,855
U.S. Treasury Note	3.00	07/15/25	9,482,800	9,330,557
U.S. Treasury Note	3.00	09/30/25	4,171,700	4,095,029
U.S. Treasury Note	3.00	10/31/25	3,953,400	3,877,575
U.S. Treasury Note	3.13	08/15/25	8,649,600	8,513,436
U.S. Treasury Note	3.50	09/15/25	8,867,000	8,757,202
U.S. Treasury Note	3.88	03/31/25	10,434,900	10,362,141
U.S. Treasury Note	3.88	04/30/25	10,697,700	10,616,631
U.S. Treasury Note	3.88	01/15/26	8,061,000	7,990,938
U.S. Treasury Note	4.00	12/15/25	8,115,200	8,059,091
U.S. Treasury Note	4.00	02/15/26	5,000,000	4,966,602
U.S. Treasury Note	4.13	01/31/25	413,400	411,470
U.S. Treasury Note	4.25	05/31/25	10,615,900	10,563,028

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.25	10/15/25	$8,665,000	$8,630,306
U.S. Treasury Note	4.25	12/31/25	11,541,200	11,500,625
U.S. Treasury Note	4.25	01/31/26	12,420,900	12,382,812
U.S. Treasury Note	4.50	11/15/25	8,114,200	8,106,910
U.S. Treasury Note	4.63	02/28/25	10,738,800	10,714,470
U.S. Treasury Note	4.63	06/30/25	10,135,500	10,123,029
U.S. Treasury Note	4.63	02/28/26	12,000,000	12,033,516
U.S. Treasury Note	4.75	07/31/25	8,505,400	8,507,393
U.S. Treasury Note	4.88	11/30/25	11,200,400	11,245,464
U.S. Treasury Note	5.00	08/31/25	9,361,500	9,387,464
U.S. Treasury Note	5.00	09/30/25	9,735,200	9,772,468
U.S. Treasury Note	5.00	10/31/25	10,206,200	10,254,241
TOTAL GOVERNMENT OBLIGATIONS (Cost – $483,208,618)				484,026,673

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	4.68	08/01/24	1,359,907	1,359,907
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,359,907)				1,359,907

TOTAL INVESTMENTS – 99.2% (Cost – $484,568,525)				$485,386,580
OTHER ASSETS LESS LIABILITIES – 0.8%				3,971,178
NET ASSETS – 100.0%				$489,357,758

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$484,026,673	$–	$484,026,673
Time Deposits	–	1,359,907	–	1,359,907
Total Investments	$–	$485,386,580	$–	$485,386,580

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Bond	6.50	11/15/26	$132,500	$140,424
U.S. Treasury Bond	6.63	02/15/27	110,000	117,043
U.S. Treasury Note	0.25	07/31/25	321,000	307,157
U.S. Treasury Note	0.25	08/31/25	1,686,400	1,607,844
U.S. Treasury Note	0.25	09/30/25	1,474,400	1,401,774
U.S. Treasury Note	0.25	10/31/25	2,353,500	2,230,677
U.S. Treasury Note	0.38	11/30/25	1,484,500	1,405,288
U.S. Treasury Note	0.38	12/31/25	1,807,600	1,706,205
U.S. Treasury Note	0.38	01/31/26	1,878,100	1,767,542
U.S. Treasury Note	0.38	07/31/27	1,559,000	1,398,350
U.S. Treasury Note	0.50	02/28/26	1,687,800	1,587,290
U.S. Treasury Note	0.50	04/30/27	1,164,000	1,056,512
U.S. Treasury Note	0.50	05/31/27	1,188,800	1,076,096
U.S. Treasury Note	0.50	06/30/27	1,424,200	1,285,952
U.S. Treasury Note	0.50	08/31/27	1,400,000	1,257,156
U.S. Treasury Note	0.63	07/31/26	1,892,700	1,762,133
U.S. Treasury Note	0.63	03/31/27	894,800	816,959
U.S. Treasury Note	0.75	03/31/26	2,237,500	2,107,839
U.S. Treasury Note	0.75	04/30/26	2,189,200	2,057,720
U.S. Treasury Note	0.75	05/31/26	1,666,900	1,562,849
U.S. Treasury Note	0.75	08/31/26	2,168,100	2,018,704
U.S. Treasury Note	0.88	06/30/26	2,090,300	1,960,636
U.S. Treasury Note	0.88	09/30/26	2,040,700	1,901,677
U.S. Treasury Note	1.13	10/31/26	2,237,100	2,090,815
U.S. Treasury Note	1.13	02/28/27	575,000	533,223
U.S. Treasury Note	1.25	11/30/26	2,298,300	2,150,257
U.S. Treasury Note	1.25	12/31/26	2,084,700	1,947,892
U.S. Treasury Note	1.38	08/31/26	952,200	898,118
U.S. Treasury Note	1.50	08/15/26	1,927,900	1,825,330
U.S. Treasury Note	1.50	01/31/27	2,719,300	2,550,725
U.S. Treasury Note	1.63	02/15/26	2,010,800	1,927,462
U.S. Treasury Note	1.63	05/15/26	2,003,400	1,910,469
U.S. Treasury Note	1.63	09/30/26	707,900	670,265
U.S. Treasury Note	1.63	10/31/26	928,100	877,308
U.S. Treasury Note	1.63	11/30/26	671,700	633,838
U.S. Treasury Note	1.75	12/31/26	831,300	785,871
U.S. Treasury Note	1.88	06/30/26	865,300	827,308
U.S. Treasury Note	1.88	07/31/26	922,500	880,663
U.S. Treasury Note	1.88	02/28/27	1,918,200	1,813,523
U.S. Treasury Note	2.00	08/15/25	974,800	948,488
U.S. Treasury Note	2.00	11/15/26	1,820,500	1,735,093
U.S. Treasury Note	2.13	05/31/26	775,500	745,783
U.S. Treasury Note	2.25	11/15/25	1,711,100	1,662,006
U.S. Treasury Note	2.25	03/31/26	873,300	843,570
U.S. Treasury Note	2.25	02/15/27	1,676,200	1,601,229
U.S. Treasury Note	2.25	08/15/27	1,247,000	1,182,848
U.S. Treasury Note	2.38	04/30/26	364,800	352,687
U.S. Treasury Note	2.38	05/15/27	2,143,400	2,046,863

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0% (Continued)
U.S. Treasury Note	2.50	02/28/26	$1,081,900	$1,050,183
U.S. Treasury Note	2.50	03/31/27	2,036,000	1,955,514
U.S. Treasury Note	2.63	12/31/25	632,600	616,402
U.S. Treasury Note	2.63	01/31/26	654,100	636,777
U.S. Treasury Note	2.63	05/31/27	1,873,200	1,800,760
U.S. Treasury Note	2.75	04/30/27	2,061,600	1,989,847
U.S. Treasury Note	2.75	07/31/27	1,917,900	1,847,177
U.S. Treasury Note	2.88	11/30/25	233,100	228,065
U.S. Treasury Note	3.13	08/15/25	221,600	218,112
U.S. Treasury Note	3.13	08/31/27	1,559,000	1,517,406
U.S. Treasury Note	3.25	06/30/27	1,903,200	1,861,493
U.S. Treasury Note	3.50	09/15/25	1,236,900	1,221,584
U.S. Treasury Note	3.63	05/15/26	1,049,900	1,037,022
U.S. Treasury Note	3.75	04/15/26	1,250,500	1,237,751
U.S. Treasury Note	3.88	01/15/26	1,164,200	1,154,081
U.S. Treasury Note	4.00	12/15/25	1,340,500	1,331,232
U.S. Treasury Note	4.00	02/15/26	1,377,800	1,368,597
U.S. Treasury Note	4.00	01/15/27	1,974,600	1,967,195
U.S. Treasury Note	4.13	06/15/26	1,195,600	1,191,654
U.S. Treasury Note	4.13	02/15/27	2,061,600	2,060,473
U.S. Treasury Note	4.13	09/30/27	1,611,000	1,615,468
U.S. Treasury Note	4.13	10/31/27	1,750,000	1,754,717
U.S. Treasury Note	4.25	10/15/25	1,444,300	1,438,517
U.S. Treasury Note	4.25	12/31/25	1,535,600	1,530,201
U.S. Treasury Note	4.25	01/31/26	401,000	399,770
U.S. Treasury Note	4.25	03/15/27	2,133,600	2,140,934
U.S. Treasury Note	4.38	08/15/26	1,244,900	1,247,526
U.S. Treasury Note	4.38	12/15/26	1,838,700	1,846,888
U.S. Treasury Note	4.38	07/15/27	1,700,000	1,714,676
U.S. Treasury Note	4.50	11/15/25	818,200	817,465
U.S. Treasury Note	4.50	03/31/26	756,300	757,511
U.S. Treasury Note	4.50	07/15/26	1,714,800	1,721,800
U.S. Treasury Note	4.50	04/15/27	2,159,200	2,180,455
U.S. Treasury Note	4.50	05/15/27	1,972,500	1,993,150
U.S. Treasury Note	4.63	02/28/26	1,094,300	1,097,356
U.S. Treasury Note	4.63	03/15/26	1,344,500	1,349,043
U.S. Treasury Note	4.63	09/15/26	1,559,500	1,571,623
U.S. Treasury Note	4.63	10/15/26	1,664,700	1,678,941
U.S. Treasury Note	4.63	11/15/26	1,749,800	1,766,341
U.S. Treasury Note	4.63	06/15/27	1,389,000	1,410,106
U.S. Treasury Note	4.88	11/30/25	1,535,600	1,541,778
U.S. Treasury Note	4.88	04/30/26	833,200	840,295
U.S. Treasury Note	4.88	05/31/26	439,100	443,242
U.S. Treasury Note	5.00	08/31/25	921,500	924,056
U.S. Treasury Note	5.00	09/30/25	1,484,900	1,490,584
U.S. Treasury Note	5.00	10/31/25	1,480,400	1,487,368
TOTAL GOVERNMENT OBLIGATIONS (Cost – $128,406,933)				129,026,597

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
ANZ National Bank, London	4.68	08/01/24	$372,743	$372,743
TOTAL SHORT-TERM INVESTMENTS (Cost – $372,743)				372,743

TOTAL INVESTMENTS – 99.3% (Cost – $128,779,676)				$129,399,340
OTHER ASSETS LESS LIABILITIES – 0.7%				961,618
NET ASSETS – 100.0%				$130,360,958

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$129,026,597	$–	$129,026,597
Time Deposits	–	372,743	–	372,743
Total Investments	$–	$129,399,340	$–	$129,399,340

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Bond	5.25	11/15/28	$110,000	$115,754
U.S. Treasury Note	0.38	07/31/27	774,400	694,600
U.S. Treasury Note	0.38	09/30/27	945,400	843,474
U.S. Treasury Note	0.50	04/30/27	629,400	571,279
U.S. Treasury Note	0.50	05/31/27	661,000	598,334
U.S. Treasury Note	0.50	06/30/27	571,800	516,295
U.S. Treasury Note	0.50	08/31/27	715,400	642,407
U.S. Treasury Note	0.50	10/31/27	819,800	732,440
U.S. Treasury Note	0.63	07/31/26	38,900	36,216
U.S. Treasury Note	0.63	03/31/27	444,500	405,832
U.S. Treasury Note	0.63	11/30/27	869,200	777,832
U.S. Treasury Note	0.63	12/31/27	958,000	855,240
U.S. Treasury Note	0.75	08/31/26	920,500	857,072
U.S. Treasury Note	0.75	01/31/28	1,085,200	970,830
U.S. Treasury Note	0.88	09/30/26	1,073,500	1,000,368
U.S. Treasury Note	1.00	07/31/28	1,124,000	1,001,326
U.S. Treasury Note	1.13	10/31/26	978,800	914,796
U.S. Treasury Note	1.13	02/28/27	328,200	304,354
U.S. Treasury Note	1.13	02/29/28	1,073,000	970,730
U.S. Treasury Note	1.13	08/31/28	1,041,000	930,231
U.S. Treasury Note	1.25	11/30/26	1,004,200	939,515
U.S. Treasury Note	1.25	12/31/26	1,091,800	1,020,151
U.S. Treasury Note	1.25	03/31/28	993,800	901,330
U.S. Treasury Note	1.25	04/30/28	1,083,800	981,093
U.S. Treasury Note	1.25	05/31/28	1,049,400	948,190
U.S. Treasury Note	1.25	06/30/28	1,169,800	1,054,831
U.S. Treasury Note	1.25	09/30/28	1,100,000	986,262
U.S. Treasury Note	1.38	08/31/26	62,000	58,479
U.S. Treasury Note	1.50	08/15/26	40,400	38,251
U.S. Treasury Note	1.50	01/31/27	1,640,200	1,538,520
U.S. Treasury Note	1.63	09/30/26	330,500	312,929
U.S. Treasury Note	1.63	10/31/26	390,400	369,035
U.S. Treasury Note	1.63	11/30/26	343,000	323,666
U.S. Treasury Note	1.75	12/31/26	253,400	239,552
U.S. Treasury Note	1.88	02/28/27	946,100	894,471
U.S. Treasury Note	2.00	11/15/26	899,700	857,491
U.S. Treasury Note	2.25	02/15/27	513,100	490,151
U.S. Treasury Note	2.25	08/15/27	704,800	668,541
U.S. Treasury Note	2.25	11/15/27	703,400	664,988
U.S. Treasury Note	2.38	05/15/27	686,000	655,103
U.S. Treasury Note	2.50	03/31/27	1,038,500	997,447
U.S. Treasury Note	2.63	05/31/27	954,200	917,299
U.S. Treasury Note	2.75	04/30/27	970,000	936,239
U.S. Treasury Note	2.75	07/31/27	733,300	706,260
U.S. Treasury Note	2.75	02/15/28	990,700	949,408
U.S. Treasury Note	2.88	05/15/28	1,198,200	1,151,161
U.S. Treasury Note	2.88	08/15/28	1,192,000	1,143,249
U.S. Treasury Note	3.13	08/31/27	832,000	809,802

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0% (Continued)
U.S. Treasury Note	3.13	11/15/28	$1,047,000	$1,012,441
U.S. Treasury Note	3.25	06/30/27	648,700	634,484
U.S. Treasury Note	3.50	01/31/28	627,100	616,665
U.S. Treasury Note	3.50	04/30/28	824,000	809,998
U.S. Treasury Note	3.63	03/31/28	762,200	752,583
U.S. Treasury Note	3.63	05/31/28	854,200	843,422
U.S. Treasury Note	3.88	11/30/27	743,300	739,787
U.S. Treasury Note	3.88	12/31/27	703,100	699,996
U.S. Treasury Note	4.00	01/15/27	476,400	474,613
U.S. Treasury Note	4.00	02/29/28	867,200	867,031
U.S. Treasury Note	4.00	06/30/28	742,500	743,051
U.S. Treasury Note	4.13	02/15/27	527,600	527,311
U.S. Treasury Note	4.13	09/30/27	680,600	682,488
U.S. Treasury Note	4.13	10/31/27	768,900	770,972
U.S. Treasury Note	4.13	07/31/28	740,200	744,277
U.S. Treasury Note	4.25	03/15/27	587,900	589,921
U.S. Treasury Note	4.38	12/15/26	980,700	985,067
U.S. Treasury Note	4.38	07/15/27	450,000	453,885
U.S. Treasury Note	4.38	08/31/28	987,000	1,001,959
U.S. Treasury Note	4.38	11/30/28	987,000	1,003,579
U.S. Treasury Note	4.50	04/15/27	713,000	720,019
U.S. Treasury Note	4.50	05/15/27	740,000	747,747
U.S. Treasury Note	4.63	09/15/26	58,200	58,652
U.S. Treasury Note	4.63	10/15/26	741,500	747,843
U.S. Treasury Note	4.63	11/15/26	764,900	772,131
U.S. Treasury Note	4.63	06/15/27	500,000	507,598
U.S. Treasury Note	4.63	09/30/28	852,500	873,713
U.S. Treasury Note	4.88	10/31/28	953,200	986,934
TOTAL GOVERNMENT OBLIGATIONS (Cost – $55,183,860)				55,660,991

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Sumitomo Mitsui Trust Bank, London	4.68	08/01/24	124,400	124,400
TOTAL SHORT-TERM INVESTMENTS (Cost – $124,400)				124,400

TOTAL INVESTMENTS – 99.2% (Cost – $55,308,260)				$55,785,391
OTHER ASSETS LESS LIABILITIES – 0.8%				446,100
NET ASSETS – 100.0%				$56,231,491

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$55,660,991	$–	$55,660,991
Time Deposits	–	124,400	–	124,400
Total Investments	$–	$55,785,391	$–	$55,785,391

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.38	02/15/31	$513,400	$557,601
U.S. Treasury Note	0.63	05/15/30	4,556,600	3,779,308
U.S. Treasury Note	0.63	08/15/30	6,063,500	4,989,834
U.S. Treasury Note	0.88	11/15/30	3,500,000	2,907,598
U.S. Treasury Note	1.25	09/30/28	84,900	76,122
U.S. Treasury Note	1.38	10/31/28	1,583,700	1,424,897
U.S. Treasury Note	1.38	12/31/28	1,500,600	1,345,030
U.S. Treasury Note	1.50	11/30/28	1,717,200	1,550,712
U.S. Treasury Note	1.50	02/15/30	3,095,600	2,720,621
U.S. Treasury Note	1.63	08/15/29	1,279,300	1,146,173
U.S. Treasury Note	1.75	01/31/29	1,554,900	1,414,959
U.S. Treasury Note	1.75	11/15/29	991,600	890,271
U.S. Treasury Note	1.88	02/28/29	1,478,100	1,350,729
U.S. Treasury Note	2.38	03/31/29	1,347,100	1,257,065
U.S. Treasury Note	2.38	05/15/29	1,411,500	1,315,562
U.S. Treasury Note	2.63	02/15/29	1,641,900	1,551,724
U.S. Treasury Note	2.63	07/31/29	1,027,200	966,411
U.S. Treasury Note	2.75	05/31/29	1,334,300	1,264,666
U.S. Treasury Note	2.88	04/30/29	1,260,900	1,202,682
U.S. Treasury Note	3.13	08/31/29	1,009,400	971,745
U.S. Treasury Note	3.25	06/30/29	1,025,500	993,934
U.S. Treasury Note	3.50	01/31/30	1,098,100	1,073,693
U.S. Treasury Note	3.50	04/30/30	1,851,700	1,808,807
U.S. Treasury Note	3.63	03/31/30	1,033,800	1,016,516
U.S. Treasury Note	3.75	12/31/28	1,757,900	1,743,686
U.S. Treasury Note	3.75	05/31/30	1,892,400	1,872,072
U.S. Treasury Note	3.75	06/30/30	1,859,900	1,839,921
U.S. Treasury Note	3.75	12/31/30	2,371,400	2,343,425
U.S. Treasury Note	3.88	09/30/29	1,098,600	1,095,081
U.S. Treasury Note	3.88	11/30/29	1,006,600	1,003,336
U.S. Treasury Note	3.88	12/31/29	1,049,000	1,045,271
U.S. Treasury Note	4.00	01/31/29	1,867,000	1,871,230
U.S. Treasury Note	4.00	07/31/29	1,350,000	1,354,693
U.S. Treasury Note	4.00	10/31/29	1,023,700	1,026,379
U.S. Treasury Note	4.00	02/28/30	1,053,300	1,055,974
U.S. Treasury Note	4.00	07/31/30	1,915,100	1,919,514
U.S. Treasury Note	4.00	01/31/31	2,167,500	2,172,072
U.S. Treasury Note	4.13	03/31/29	1,917,000	1,932,051
U.S. Treasury Note	4.13	08/31/30	1,977,400	1,994,934
U.S. Treasury Note	4.13	03/31/31	2,459,000	2,482,630
U.S. Treasury Note	4.25	02/28/29	1,684,000	1,706,431
U.S. Treasury Note	4.25	06/30/29	2,071,900	2,100,955
U.S. Treasury Note	4.25	02/28/31	2,444,700	2,485,763
U.S. Treasury Note	4.25	06/30/31	2,583,300	2,628,306
U.S. Treasury Note	4.38	11/30/30	2,074,600	2,122,332
U.S. Treasury Note	4.50	05/31/29	1,983,600	2,033,422
U.S. Treasury Note	4.63	04/30/29	2,046,400	2,106,993
U.S. Treasury Note	4.63	09/30/30	2,000,500	2,072,627

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	4.63	04/30/31	$2,527,600	$2,626,137
U.S. Treasury Note	4.63	05/31/31	2,481,200	2,578,316
U.S. Treasury Note	4.88	10/31/30	2,036,400	2,138,777
TOTAL GOVERNMENT OBLIGATIONS (Cost – $87,259,916)				88,928,988

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	4.68	08/01/24	305,579	305,579
TOTAL SHORT-TERM INVESTMENTS (Cost – $305,579)				305,579

TOTAL INVESTMENTS – 99.1% (Cost – $87,565,495)				$89,234,567
OTHER ASSETS LESS LIABILITIES – 0.9%				766,997
NET ASSETS – 100.0%				$90,001,564

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of 31 July, 2024:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$88,928,988	$–	$88,928,988
Time Deposits	–	305,579	–	305,579
Total Investments	$–	$89,234,567	$–	$89,234,567

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	4.50	02/15/36	$1,264,000	$1,323,744
U.S. Treasury Note	0.63	05/15/30	3,276,300	2,717,409
U.S. Treasury Note	0.63	08/15/30	3,179,200	2,616,258
U.S. Treasury Note	0.88	11/15/30	3,599,600	2,990,340
U.S. Treasury Note	1.13	02/15/31	3,499,400	2,938,676
U.S. Treasury Note	1.25	08/15/31	3,653,400	3,047,164
U.S. Treasury Note	1.38	11/15/31	3,206,300	2,681,268
U.S. Treasury Note	1.50	02/15/30	2,323,600	2,042,136
U.S. Treasury Note	1.63	05/15/31	3,160,300	2,724,031
U.S. Treasury Note	1.75	11/15/29	49,000	43,993
U.S. Treasury Note	1.88	02/15/32	3,717,000	3,207,655
U.S. Treasury Note	2.75	08/15/32	4,555,600	4,163,391
U.S. Treasury Note	2.88	05/15/32	3,353,000	3,102,049
U.S. Treasury Note	3.38	05/15/33	14,145,700	13,458,307
U.S. Treasury Note	3.50	04/30/30	1,104,600	1,079,013
U.S. Treasury Note	3.50	02/15/33	13,652,100	13,130,547
U.S. Treasury Note	3.63	03/31/30	45,200	44,444
U.S. Treasury Note	3.75	05/31/30	1,415,500	1,400,294
U.S. Treasury Note	3.75	06/30/30	1,197,600	1,184,735
U.S. Treasury Note	3.75	12/31/30	1,236,700	1,222,111
U.S. Treasury Note	3.88	08/15/33	15,442,600	15,243,535
U.S. Treasury Note	4.00	07/31/30	1,355,600	1,358,724
U.S. Treasury Note	4.00	01/31/31	1,132,800	1,135,190
U.S. Treasury Note	4.00	02/15/34	17,190,600	17,122,106
U.S. Treasury Note	4.13	08/31/30	1,132,400	1,142,441
U.S. Treasury Note	4.13	03/31/31	1,409,100	1,422,641
U.S. Treasury Note	4.13	11/15/32	3,443,300	3,470,739
U.S. Treasury Note	4.25	02/28/31	1,335,600	1,358,034
U.S. Treasury Note	4.25	06/30/31	1,289,100	1,311,559
U.S. Treasury Note	4.38	11/30/30	1,477,200	1,511,187
U.S. Treasury Note	4.38	05/15/34	17,359,100	17,807,995
U.S. Treasury Note	4.50	11/15/33	16,376,400	16,943,177
U.S. Treasury Note	4.63	09/30/30	1,133,500	1,174,368
U.S. Treasury Note	4.63	04/30/31	1,265,400	1,314,731
U.S. Treasury Note	4.63	05/31/31	1,379,900	1,433,910
U.S. Treasury Note	4.88	10/31/30	244,800	257,107
TOTAL GOVERNMENT OBLIGATIONS (Cost – $145,652,291)				149,125,009

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.68	08/01/24	125,454	125,454
TOTAL SHORT-TERM INVESTMENTS (Cost – $125,454)				125,454

TOTAL INVESTMENTS – 98.5% (Cost – $145,777,745)				$149,250,463
OTHER ASSETS LESS LIABILITIES – 1.5%				2,346,964
NET ASSETS – 100.0%				$151,597,427

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$149,125,009	$–	$149,125,009
Time Deposits	–	125,454	–	125,454
Total Investments	$–	$149,250,463	$–	$149,250,463

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.13	05/15/40	$4,190,500	$2,678,319
U.S. Treasury Bond	1.38	11/15/40	1,374,700	901,180
U.S. Treasury Bond	1.75	08/15/41	1,245,600	853,723
U.S. Treasury Bond	1.88	02/15/41	8,662,500	6,143,607
U.S. Treasury Bond	2.00	11/15/41	7,183,700	5,108,845
U.S. Treasury Bond	2.25	05/15/41	9,492,300	7,113,292
U.S. Treasury Bond	2.38	02/15/42	6,967,100	5,249,274
U.S. Treasury Bond	2.75	08/15/42	1,893,600	1,504,968
U.S. Treasury Bond	2.75	11/15/42	2,200,900	1,741,634
U.S. Treasury Bond	2.88	05/15/43	4,043,500	3,241,118
U.S. Treasury Bond	3.00	05/15/42	3,335,000	2,764,142
U.S. Treasury Bond	3.13	11/15/41	1,486,100	1,266,088
U.S. Treasury Bond	3.13	02/15/42	3,437,800	2,915,684
U.S. Treasury Bond	3.13	02/15/43	3,128,700	2,615,153
U.S. Treasury Bond	3.25	05/15/42	8,048,400	6,907,791
U.S. Treasury Bond	3.38	08/15/42	5,790,600	5,051,394
U.S. Treasury Bond	3.38	05/15/44	2,565,400	2,203,037
U.S. Treasury Bond	3.50	02/15/39	868,900	806,787
U.S. Treasury Bond	3.63	08/15/43	4,517,800	4,046,608
U.S. Treasury Bond	3.63	02/15/44	3,847,300	3,437,623
U.S. Treasury Bond	3.75	08/15/41	1,638,300	1,527,587
U.S. Treasury Bond	3.75	11/15/43	2,664,100	2,426,204
U.S. Treasury Bond	3.88	08/15/40	1,744,800	1,670,919
U.S. Treasury Bond	3.88	02/15/43	7,287,400	6,796,070
U.S. Treasury Bond	3.88	05/15/43	5,552,000	5,167,264
U.S. Treasury Bond	4.00	11/15/42	5,192,800	4,937,623
U.S. Treasury Bond	4.25	05/15/39	1,532,800	1,542,859
U.S. Treasury Bond	4.25	11/15/40	2,720,600	2,721,025
U.S. Treasury Bond	4.38	02/15/38	1,227,200	1,261,523
U.S. Treasury Bond	4.38	11/15/39	988,100	1,006,627
U.S. Treasury Bond	4.38	05/15/40	2,413,100	2,456,083
U.S. Treasury Bond	4.38	05/15/41	800,000	810,125
U.S. Treasury Bond	4.38	08/15/43	5,847,300	5,819,891
U.S. Treasury Bond	4.50	02/15/36	767,200	803,462
U.S. Treasury Bond	4.50	05/15/38	764,200	794,171
U.S. Treasury Bond	4.50	08/15/39	1,670,300	1,725,498
U.S. Treasury Bond	4.50	02/15/44	2,660,700	2,688,138
U.S. Treasury Bond	4.63	02/15/40	1,663,400	1,742,022
U.S. Treasury Bond	4.75	02/15/41	2,042,600	2,165,316
U.S. Treasury Bond	4.75	11/15/43	5,340,100	5,578,736
U.S. Treasury Bond	5.00	05/15/37	927,000	1,011,878
U.S. Treasury Note	0.88	11/15/30	190,500	158,256
U.S. Treasury Note	1.13	02/15/31	8,361,000	7,021,280
U.S. Treasury Note	1.25	08/15/31	9,664,400	8,060,714
U.S. Treasury Note	1.38	11/15/31	9,594,000	8,022,983
U.S. Treasury Note	1.63	05/15/31	9,538,800	8,221,998
U.S. Treasury Note	1.88	02/15/32	8,710,500	7,516,889

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4% (Continued)
U.S. Treasury Note	2.75	08/15/32	$9,339,200	$8,535,153
U.S. Treasury Note	2.88	05/15/32	8,410,100	7,780,657
U.S. Treasury Note	3.38	05/15/33	7,859,700	7,477,768
U.S. Treasury Note	3.50	02/15/33	9,384,900	9,026,367
U.S. Treasury Note	3.88	08/15/33	9,956,800	9,828,451
U.S. Treasury Note	4.00	02/15/34	8,972,200	8,936,451
U.S. Treasury Note	4.13	11/15/32	8,319,700	8,385,998
U.S. Treasury Note	4.38	05/15/34	8,915,400	9,145,947
U.S. Treasury Note	4.50	11/15/33	8,519,500	8,814,355
TOTAL GOVERNMENT OBLIGATIONS (Cost – $232,632,555)				238,136,555

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.68	08/01/24	157,955	157,955
TOTAL SHORT-TERM INVESTMENTS (Cost – $157,955)				157,955

TOTAL INVESTMENTS – 98.5% (Cost – $232,790,510)				$238,294,510
OTHER ASSETS LESS LIABILITIES – 1.5%				3,742,130
NET ASSETS – 100.0%				$242,036,640

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$238,136,555	$–	$238,136,555
Time Deposits	–	157,955	–	157,955
Total Investments	$–	$238,294,510	$–	$238,294,510

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	1.25	05/15/50	$948,700	$487,469
U.S. Treasury Bond	1.38	08/15/50	1,057,300	560,039
U.S. Treasury Bond	1.63	11/15/50	1,029,300	583,082
U.S. Treasury Bond	1.88	02/15/51	1,163,500	702,918
U.S. Treasury Bond	1.88	11/15/51	1,072,400	643,859
U.S. Treasury Bond	2.00	02/15/50	810,100	508,844
U.S. Treasury Bond	2.00	08/15/51	1,159,200	719,428
U.S. Treasury Bond	2.25	08/15/46	525,000	362,291
U.S. Treasury Bond	2.25	08/15/49	688,400	460,152
U.S. Treasury Bond	2.25	02/15/52	975,600	642,981
U.S. Treasury Bond	2.38	11/15/49	628,900	431,583
U.S. Treasury Bond	2.38	05/15/51	1,170,700	796,533
U.S. Treasury Bond	2.75	11/15/47	500,000	375,820
U.S. Treasury Bond	2.88	05/15/49	727,900	555,251
U.S. Treasury Bond	2.88	05/15/52	940,000	712,050
U.S. Treasury Bond	3.00	02/15/49	740,000	578,588
U.S. Treasury Bond	3.00	08/15/52	889,400	691,439
U.S. Treasury Bond	3.63	02/15/53	869,200	763,674
U.S. Treasury Bond	3.63	05/15/53	890,800	782,999
U.S. Treasury Bond	4.00	11/15/52	891,800	839,058
U.S. Treasury Bond	4.13	08/15/53	990,000	952,334
U.S. Treasury Bond	4.25	02/15/54	1,088,700	1,071,094
U.S. Treasury Bond	4.63	05/15/54	1,075,000	1,125,978
U.S. Treasury Bond	4.75	11/15/53	1,025,000	1,094,348
U.S. Treasury Strip	ZCP	02/15/44	93,700	39,286
U.S. Treasury Strip	ZCP	11/15/44	320,800	130,087
U.S. Treasury Strip	ZCP	02/15/45	323,000	129,686
U.S. Treasury Strip	ZCP	08/15/45	315,600	123,910
U.S. Treasury Strip	ZCP	02/15/46	682,900	261,556
U.S. Treasury Strip	ZCP	08/15/46	664,800	249,079
U.S. Treasury Strip	ZCP	05/15/47	234,000	84,697
U.S. Treasury Strip	ZCP	08/15/47	577,800	206,699
U.S. Treasury Strip	ZCP	11/15/47	866,500	306,880
U.S. Treasury Strip	ZCP	02/15/48	954,400	333,798
U.S. Treasury Strip	ZCP	08/15/48	1,194,800	409,359
U.S. Treasury Strip	ZCP	02/15/49	1,110,800	373,203
U.S. Treasury Strip	ZCP	05/15/49	1,480,700	493,547
U.S. Treasury Strip	ZCP	02/15/50	859,800	279,536
U.S. Treasury Strip	ZCP	05/15/50	996,300	322,533
U.S. Treasury Strip	ZCP	08/15/50	1,063,800	339,876
U.S. Treasury Strip	ZCP	11/15/50	1,517,900	480,421
U.S. Treasury Strip	ZCP	02/15/51	1,144,900	359,816
U.S. Treasury Strip	ZCP	05/15/51	955,500	297,399
U.S. Treasury Strip	ZCP	08/15/51	1,119,300	345,300
U.S. Treasury Strip	ZCP	11/15/51	1,327,100	406,528
U.S. Treasury Strip	ZCP	02/15/52	1,693,600	514,762

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Strip	ZCP	08/15/52	$2,367,000	$709,129
U.S. Treasury Strip	ZCP	05/15/53	3,601,400	1,057,419
TOTAL GOVERNMENT OBLIGATIONS (Cost – $24,414,311)				24,696,318

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	4.68	08/01/24	16,661	16,661
TOTAL SHORT-TERM INVESTMENTS (Cost – $16,661)				16,661

TOTAL INVESTMENTS – 98.9% (Cost – $24,430,972)				$24,712,979
OTHER ASSETS LESS LIABILITIES – 1.1%				272,509
NET ASSETS – 100.0%				$24,985,488

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$24,696,318	$–	$24,696,318
Time Deposits	–	16,661	–	16,661
Total Investments	$–	$24,712,979	$–	$24,712,979

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 7.0%
AIMCO CLO 2017-AA Class AR (CME Term SOFR 3 Month + 1.31%)(1)	6.59	04/20/34	$411,000	$411,000
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	ZCP	07/15/37	440,000	440,000
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	250,000	251,033
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	100,000	101,260
CIFC Funding 2015-III Ltd. 2015-3A Class AR (CME Term SOFR 3 Month + 1.13%)(1)	6.41	04/19/29	156,434	156,736
CIFC Funding 2018-III Ltd. 2018-3A Class A (CME Term SOFR 3 Month + 1.36%)(1)	6.64	07/18/31	208,512	208,626
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	ZCP	07/23/37	359,000	359,000
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	140,625	136,127
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	292,500	272,163
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	195,000	174,951
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	374,290
Goldentree Loan Management US CLO 10 Ltd. 2021-10A Class A (CME Term SOFR 3 Month + 1.36%)(1)	6.64	07/20/34	270,000	269,932
LCM XVIII LP 18A Class A1R (CME Term SOFR 3 Month + 1.28%)(1)	6.56	04/20/31	230,780	231,069
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	100,944
PFS Financing Corp. 2022-D Class A(1)	4.27	08/15/27	100,000	99,041
Planet Fitness Master Issuer LLC 2022-1A Class A2I(1)	3.25	12/05/51	255,128	242,894
TCI-Flatiron CLO 2016-1 Ltd. 2016-1A Class AR3 (CME Term SOFR 3 Month + 1.10%)(1)	6.39	01/17/32	191,120	191,215
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,908	100,274
Wendy’s Funding LLC 2019-1A Class A2I(1)	3.78	06/15/49	447,476	433,197
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	493,900	494,742
TOTAL ASSET-BACKED SECURITIES (Cost – $5,014,261)				5,048,494

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.3%
BX Commercial Mortgage Trust 2021-VOLT Class A (CME Term SOFR 1 Month + 0.81%)(1)	6.14	09/15/36	625,000	616,483
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	6.77	02/15/39	571,275	569,306
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	220,381
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	6.97	02/15/41	250,000	248,728
Citigroup Commercial Mortgage Trust 2016-GC37 Class A3	3.05	04/10/49	87,633	85,322
COMM Mortgage Trust 2015-CR23 Class A4	3.50	05/10/48	130,000	127,890
COMM Mortgage Trust 2015-CR27 Class A4	3.61	10/10/48	350,000	342,195
COMM Mortgage Trust 2015-LC19 Class A4	3.18	02/10/48	715,000	707,444
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	165,000	161,635
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	81,871
J.P. Morgan BB Commercial Mortgage Securities Trust 2015-C33 2015-C33 Class A4	3.77	12/15/48	607,000	594,044
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A3	3.48	05/15/48	127,301	125,356
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A4	3.73	05/15/48	523,000	512,985
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 Class A4	3.37	10/15/48	50,000	49,079
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	379,692

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.3% (Continued)
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	$230,000	$229,775
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	324,515	314,343
Wells Fargo Commercial Mortgage Trust 2015-C29 Class A4	3.64	06/15/48	522,000	512,899
Wells Fargo Commercial Mortgage Trust 2015-C31 Class A4	3.70	11/15/48	90,000	88,032
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $5,945,614)				5,967,460

CORPORATE BONDS – 18.7%
AIRLINES – 0.5%
Continental Airlines 2012-2 Class A Pass Through Trust	4.00	10/29/24	127,111	126,700
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	282,266	260,286
				386,986
APPAREL – 0.1%
William Carter Co.(1)	5.63	03/15/27	91,000	90,107

AUTO MANUFACTURERS – 0.3%
Ford Motor Credit Co. LLC	2.70	08/10/26	200,000	190,135

BANKS – 3.7%
Bank of New York Mellon Corp.(2)	4.70	–	319,000	314,352
Barclays PLC	5.83	05/09/27	200,000	202,297
Depository Trust & Clearing Corp.(1),(2)	3.38	–	500,000	468,623
HSBC Holdings PLC	5.89	08/14/27	200,000	203,148
JPMorgan Chase & Co.	1.58	04/22/27	183,000	172,766
Morgan Stanley	0.99	12/10/26	164,000	154,736
Northern Trust Corp.(2)	4.60	–	384,000	373,952
Truist Financial Corp.	4.26	07/28/26	77,000	76,103
Truist Financial Corp.(2)	4.95	–	334,000	328,197
Wells Fargo & Co.(2)	3.90	–	349,000	334,988
				2,629,162
COMMERCIAL SERVICES – 1.4%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	191,932
Brink’s Co.(1)	4.63	10/15/27	214,000	207,647
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	318,347
Triton Container International Ltd.(1)	2.05	04/15/26	319,000	300,804
				1,018,730
COMPUTERS – 0.6%
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	233,000	220,402
Seagate HDD Cayman	4.75	01/01/25	89,000	88,539
Western Digital Corp.	4.75	02/15/26	90,000	88,506
				397,447
COSMETICS/PERSONAL CARE – 0.1%
Coty, Inc.(1)	5.00	04/15/26	91,000	90,095

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 1.8%
American Express Co.(2)	3.55	–	$270,000	$252,781
Aviation Capital Group LLC(1)	1.95	01/30/26	241,000	229,017
Charles Schwab Corp.(2)	5.38	–	250,000	247,699
GGAM Finance Ltd.(1)	7.75	05/15/26	88,000	90,171
Navient Corp.	5.00	03/15/27	171,000	165,501
Navient Corp.	6.75	06/15/26	95,000	96,103
OneMain Finance Corp.	3.50	01/15/27	166,000	157,033
United Wholesale Mortgage LLC(1)	5.50	11/15/25	91,000	90,413
				1,328,718
ELECTRIC – 0.4%
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	262,000	251,609

ENTERTAINMENT – 0.5%
Warnermedia Holdings, Inc.	3.76	03/15/27	372,000	354,425

ENVIRONMENTAL CONTROL – 0.1%
GFL Environmental, Inc.(1)	5.13	12/15/26	92,000	91,255

HOME BUILDERS – 0.3%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	239,270

INSURANCE – 1.7%
Athene Global Funding(1)	1.73	10/02/26	359,000	335,371
F&G Global Funding(1)	1.75	06/30/26	333,000	310,822
MetLife, Inc.(2)	3.85	–	269,000	261,432
SBL Holdings, Inc.(1)	5.13	11/13/26	345,000	336,723
				1,244,348
INVESTMENT COMPANIES – 1.5%
Antares Holdings LP(1)	3.95	07/15/26	250,000	239,492
Barings BDC, Inc.	3.30	11/23/26	99,000	92,730
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	218,000	206,194
HPS Corporate Lending Fund(1)	6.75	01/30/29	187,000	192,072
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	181,735
Sixth Street Lending Partners(1)	6.50	03/11/29	180,000	182,594
				1,094,817
IRON/STEEL – 0.1%
Mineral Resources Ltd.(1)	8.13	05/01/27	93,000	94,354

LEISURE TIME – 0.1%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	91,000	90,648

MEDIA – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	207,000	201,227
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	90,583
				291,810
MINING – 0.3%
Novelis Corp.(1)	3.25	11/15/26	191,000	181,924

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 0.3%
Civitas Resources, Inc.(1)	5.00	10/15/26	$95,000	$92,987
Permian Resources Operating LLC(1)	7.75	02/15/26	86,000	87,138
				180,125
PACKAGING & CONTAINERS – 0.2%
Berry Global, Inc.(1)	4.50	02/15/26	170,000	166,219

PHARMACEUTICALS – 0.6%
CVS Pass-Through Trust(1)	5.77	01/10/33	74,249	74,753
CVS Pass-Through Trust(1)	5.93	01/10/34	354,111	354,982
				429,735
PIPELINES – 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	183,000	182,685
Buckeye Partners LP	3.95	12/01/26	142,000	136,954
New Fortress Energy, Inc.(1)	6.50	09/30/26	189,000	175,868
				495,507
PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	233,000	216,901

REAL ESTATE INVESTMENT TRUST (REITS) – 1.9%
Boston Properties LP	2.75	10/01/26	380,000	358,397
EPR Properties	4.75	12/15/26	370,000	364,175
SBA Communications Corp.	3.88	02/15/27	98,000	94,422
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	203,751
VICI Properties LP	4.38	05/15/25	321,000	317,986
				1,338,731
RETAIL – 0.8%
Academy Ltd.(1)	6.00	11/15/27	91,000	90,463
Bath & Body Works, Inc.	6.69	01/15/27	161,000	164,453
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	92,000	89,384
Lithia Motors, Inc.(1)	4.63	12/15/27	212,000	204,149
				548,449
TOTAL CORPORATE BONDS (Cost – $13,309,420)				13,441,507

MUNICIPAL BONDS – 64.7%
ALABAMA – 3.2%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	825,000	829,056
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	752,127
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	698,381
				2,279,564
ARIZONA – 0.9%
Town of Prescott Valley, Series A, Revenue Bonds	5.00	01/01/25	625,000	629,600

CONNECTICUT – 0.5%
City of New Haven, Series A, General Obligation	5.00	08/01/25	375,000	380,374

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FLORIDA – 3.0%
County of Miami-Dade, Series A, General Obligation	5.00	07/01/28	$175,000	$180,638
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	551,949
Hillsborough County School Board, Certificate Participation	5.00	07/01/26	600,000	608,091
Pinellas County School Board, Series A, Certificate Participation	5.00	07/01/25	450,000	457,696
School District of Broward County, Series B, Certificate Participation	5.00	07/01/30	325,000	329,177
				2,127,551
GEORGIA – 1.4%
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	696,408
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	292,287
				988,695
HAWAII – 0.3%
City & County of Honolulu, General Obligation	5.00	03/01/25	185,000	187,137

ILLINOIS – 13.2%
Chicago O’Hare International Airport, Revenue Bonds	5.00	01/01/26	375,000	377,118
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	334,860
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	922,897
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	490,880
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	345,368
Cook County School District No. 81 Schiller Park, General Obligation	4.00	12/01/24	440,000	440,934
County of Cook Sales Tax Revenue, Series B, Revenue Bonds	5.00	11/15/25	925,000	947,999
DuPage County Community Unit School District No. 200 Wheaton-Warrenville, General Obligation	5.00	10/01/25	815,000	832,847
Illinois Development Finance Authority, Revenue Bonds	ZCP	07/15/25	675,000	653,292
Illinois Finance Authority, Revenue Bonds	5.00	04/01/26	300,000	306,979
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	316,807
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	719,474
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,013,184
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	187,316
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	354,318
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,246,209
				9,490,482
INDIANA – 7.3%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	357,273
County of St Joseph, Series A, Revenue Bonds	5.00	04/01/26	1,180,000	1,204,761
Hamilton Southeastern Schools, Series A, General Obligation	5.00	06/30/25	1,000,000	1,016,054
Indiana Finance Authority, Revenue Bonds	5.00	10/01/28	420,000	436,409
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	542,938
Indiana Municipal Power Agency, Series A, Revenue Bonds	5.00	01/01/27	1,025,000	1,031,086
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	644,441
				5,232,962
IOWA – 0.8%
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	561,531

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
KENTUCKY – 1.7%
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	$310,000	$311,748
Kentucky Turnpike Authority, Series A, Revenue Bonds	5.00	07/01/25	550,000	559,807
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	350,000	358,686
				1,230,241
LOUISIANA – 0.8%
Louisiana Housing Corp., Revenue Bonds	3.75	02/01/28	540,000	544,304

MARYLAND – 0.7%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	524,918

MICHIGAN – 2.0%
City of Saginaw Water Supply System Revenue, Revenue Bonds	4.00	07/01/25	215,000	217,080
Michigan Finance Authority, Revenue Bonds	5.00	11/15/25	1,205,000	1,229,586
				1,446,666
MISSOURI – 1.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.00	10/01/25	875,000	891,535

NEVADA – 0.7%
County of Clark, Series A, General Obligation	5.00	07/01/27	155,000	157,624
Washoe County School District, Series C, General Obligation	5.00	10/01/24	390,000	391,222
				548,846
NEW HAMPSHIRE – 1.0%
New Hampshire Municipal Bond Bank, Series B, Revenue Bonds	5.00	08/15/24	745,000	745,559

NEW JERSEY – 3.0%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds	5.00	07/01/42	950,000	964,091
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	716,839
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	205,000	212,131
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	310,739
				2,203,800
NEW YORK – 3.3%
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,005,709
New York City Municipal Water Finance Authority, Series FF, Revenue Bonds	5.00	06/15/28	265,000	269,315
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-3, Revenue Bonds	5.00	02/01/29	1,055,000	1,084,156
				2,359,180
OHIO – 1.4%
Franklin County Convention Facilities Authority, Revenue Bonds	5.00	12/01/26	990,000	994,635

OKLAHOMA – 0.2%
Oklahoma Municipal Power Authority, Series B, Revenue Bonds	5.00	01/01/25	170,000	171,230

OREGON – 0.7%
Oregon State Lottery, Series D, Revenue Bonds	5.00	04/01/27	520,000	526,795

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PENNSYLVANIA – 3.9%
City of Scranton, General Obligation	5.00	09/01/29	$515,000	$531,589
Pennsylvania State University, Series A, Revenue Bonds	5.00	09/01/24	95,000	95,155
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	520,333
Philadelphia Authority for Industrial Development, Revenue Bonds	5.00	12/01/27	650,000	663,017
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,115,126
				2,925,220
RHODE ISLAND – 0.4%
Rhode Island Commerce Corp., Series B, Revenue Bonds	5.00	06/15/27	250,000	258,331

TENNESSEE – 2.9%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	1,000,000	1,007,444
Tennergy Corp., Revenue Bonds	5.00	10/01/54	600,000	635,894
Tennergy Corp., Series A, Revenue Bonds	5.00	02/01/50	450,000	451,364
				2,094,702
TEXAS – 4.1%
Capital Area Housing Finance Corp., Revenue Bonds	3.48	08/01/39	280,000	280,028
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	551,904
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	618,866
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/25	165,000	167,395
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A, Revenue Bonds	5.00	11/01/27	165,000	172,219
North East Independent School District, General Obligation	3.75	08/01/49	1,110,000	1,121,374
				2,911,786
VIRGINIA – 0.8%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	550,000	557,230

WASHINGTON – 0.9%
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	631,116

WEST VIRGINIA – 1.5%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,102,488

WISCONSIN – 2.9%
State of Wisconsin, Series 1, General Obligation	5.00	11/01/25	750,000	760,616
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	600,000	618,983
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	11/01/58	600,000	622,754
				2,002,353
TOTAL MUNICIPAL BONDS (Cost – $46,399,830)				46,548,831

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 2.0%
TIME DEPOSITS – 2.0%
JPMorgan Chase, New York	4.68	08/01/24	$1,473,827	$1,473,827
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,473,827)				1,473,827

TOTAL INVESTMENTS – 100.7% (Cost – $72,142,952)				$72,480,119
OTHER ASSETS LESS LIABILITIES – (0.7)%				(508,200)
NET ASSETS – 100.0%				$71,971,919

SOFR Secured Overnight Financing Rate

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2024, amounts to $13,699,205 and represents 19.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2024:

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$5,048,494	$–	$5,048,494
Collateralized Mortgage Obligations	–	5,967,460	–	5,967,460
Corporate Bonds	–	13,441,507	–	13,441,507
Municipal Bonds	–	46,548,831	–	46,548,831
Time Deposits	–	1,473,827	–	1,473,827
Total Investments	$–	$72,480,119	$–	$72,480,119